UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-7436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)  (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: (512) 306-7400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

The DFA Investment Trust Company

Form N-Q

July 31, 2010

(Unaudited)

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
B.V.	Besloten Vennootschap. (Netherlands and Belgium Limited Liability Company)
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
L.L.C.	Limited Liability Company
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company
STRIP	Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
(r)	The adjustable/variable rate shown is effective as of July 31, 2010.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued at July 31, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.
(y)	The rate shown is the effective yield.
‡

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Portfolio’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $2,956,224,392 which represented 22.7% of the total investments of the Fund.

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (90.2%)
Consumer Discretionary — (9.3%)
#Abercrombie & Fitch Co.	30,981	$1,144,438
#*Amazon.com, Inc.	120,530	14,209,282
*Apollo Group, Inc. Class A	44,192	2,038,577
#*AutoNation, Inc.	31,312	764,952
*Autozone, Inc.	10,275	2,173,882
*Bed Bath & Beyond, Inc.	92,464	3,502,536
Best Buy Co., Inc.	121,510	4,211,537
*Big Lots, Inc.	28,240	968,914
#*CarMax, Inc.	78,365	1,653,502
Carnival Corp.	152,049	5,273,059
CBS Corp. Class B	238,823	3,529,804
Coach, Inc.	107,161	3,961,742
Comcast Corp. Class A	991,039	19,295,529
Darden Restaurants, Inc.	49,380	2,068,528
DeVry, Inc.	21,767	1,171,065
#*DIRECTV Class A	319,198	11,861,398
#*Discovery Communications, Inc.	99,856	3,855,440
DR Horton, Inc.	97,231	1,071,486
#*Eastman Kodak Co.	94,364	374,625
#Expedia, Inc.	72,826	1,651,694
Family Dollar Stores, Inc.	47,441	1,961,685
#*Ford Motor Co.	1,196,496	15,279,254
Fortune Brands, Inc.	53,500	2,347,580
#*GameStop Corp. Class A	53,676	1,076,204
Gannett Co., Inc.	83,653	1,102,547
Gap, Inc.	157,669	2,855,386
Genuine Parts Co.	55,772	2,388,715
*Goodyear Tire & Rubber Co.	85,320	910,364
H&R Block, Inc.	115,636	1,813,172
#Harley-Davidson, Inc.	82,697	2,251,839
*Harman International Industries, Inc.	24,419	742,582
Hasbro, Inc.	45,978	1,937,973
Home Depot, Inc.	590,192	16,826,374
#International Game Technology	104,701	1,595,643
*Interpublic Group of Cos., Inc. (The)	171,863	1,570,828
J.C. Penney Co., Inc.	82,970	2,043,551
Johnson Controls, Inc.	236,273	6,807,025
*Kohl’s Corp.	108,150	5,157,674
Leggett & Platt, Inc.	52,010	1,083,888
#Lennar Corp. Class A	57,156	844,194
Limited Brands, Inc.	94,799	2,430,646
Lowe’s Cos., Inc.	501,978	10,411,024
Macy’s, Inc.	148,256	2,764,974
#Marriott International, Inc. Class A	90,106	3,055,494
Mattel, Inc.	128,107	2,710,744
McDonald’s Corp.	377,852	26,347,620
#McGraw-Hill Cos., Inc.	110,813	3,400,851
Meredith Corp.	12,917	410,115
*New York Times Co. Class A (The)	40,910	357,553
#Newell Rubbermaid, Inc.	97,712	1,514,536
News Corp. Class A	791,605	10,330,445
NIKE, Inc. Class B	136,473	10,049,872
Nordstrom, Inc.	58,483	1,988,422
*Office Depot, Inc.	96,765	418,025
Omnicom Group, Inc.	107,811	4,017,038
#*O’Reilly Automotive, Inc.	48,512	2,390,671
#Polo Ralph Lauren Corp.	23,105	1,825,526
*Priceline.com, Inc.	16,663	3,739,177

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Pulte Group, Inc.	111,533	$979,260
#RadioShack Corp.	44,037	948,557
#Ross Stores, Inc.	43,036	2,266,276
Scripps Networks Interactive, Inc.	31,538	1,344,465
#*Sears Holdings Corp.	16,944	1,203,024
#Sherwin-Williams Co.	32,374	2,238,662
Snap-On, Inc.	20,305	907,024
*Stanley Black & Decker, Inc.	56,335	3,268,557
#Staples, Inc.	256,369	5,211,982
#Starbucks Corp.	261,701	6,503,270
#Starwood Hotels & Resorts Worldwide, Inc.	66,556	3,224,638
#Target Corp.	258,670	13,274,944
Tiffany & Co.	44,659	1,878,804
Time Warner Cable, Inc.	124,335	7,108,232
Time Warner, Inc.	400,302	12,593,501
TJX Cos., Inc. (The)	143,294	5,949,567
#*Urban Outfitters, Inc.	45,745	1,471,159
V.F. Corp.	30,937	2,454,232
Viacom, Inc. Class B	213,329	7,048,390
Walt Disney Co. (The)	687,906	23,175,553
Washington Post Co.	2,132	896,485
Whirlpool Corp.	26,381	2,197,537
Wyndham Worldwide Corp.	63,214	1,613,853
Wynn Resorts, Ltd.	24,253	2,126,503
Yum! Brands, Inc.	164,179	6,780,593

Total Consumer Discretionary		360,206,269

Consumer Staples — (10.3%)
Altria Group, Inc.	731,461	16,209,176
Archer-Daniels-Midland Co.	225,858	6,179,475
Avon Products, Inc.	150,468	4,684,069
#Brown-Forman Corp. Class B	38,176	2,413,105
#Campbell Soup Co.	65,730	2,359,707
Clorox Co.	49,467	3,209,419
Coca-Cola Co. (The)	810,307	44,656,019
Coca-Cola Enterprises, Inc.	114,247	3,278,889
Colgate-Palmolive Co.	172,261	13,605,174
ConAgra, Inc.	156,493	3,674,456
*Constellation Brands, Inc. Class A	67,367	1,149,281
Costco Wholesale Corp.	154,882	8,783,358
CVS Caremark Corp.	477,984	14,669,329
*Dean Foods Co.	63,753	730,609
Dr Pepper Snapple Group, Inc.	86,294	3,240,340
Estee Lauder Cos., Inc.	42,027	2,616,181
General Mills, Inc.	233,060	7,970,652
#H.J. Heinz Co.	111,071	4,940,438
#Hershey Co. (The)	58,261	2,738,267
Hormel Foods Corp.	24,334	1,044,415
J.M. Smucker Co.	41,838	2,570,108
#Kellogg Co.	89,577	4,483,329
Kimberly-Clark Corp.	145,399	9,322,984
Kraft Foods, Inc.	612,365	17,887,182
Kroger Co. (The)	226,973	4,807,288
Lorillard, Inc.	53,687	4,093,097
McCormick & Co., Inc. Non-Voting	46,531	1,830,064
Mead Johnson Nutrition Co.	71,832	3,817,152
Molson Coors Brewing Co.	55,415	2,494,229
PepsiCo, Inc.	566,436	36,767,361
Philip Morris International, Inc.	650,435	33,198,202
Procter & Gamble Co. (The)	1,011,511	61,864,013
Reynolds American, Inc.	59,372	3,432,889

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Safeway, Inc.	136,487	$2,803,443
Sara Lee Corp.	232,258	3,435,096
#SUPERVALU, Inc.	74,539	840,800
#Sysco Corp.	207,782	6,435,009
Tyson Foods, Inc. Class A	107,245	1,877,860
Walgreen Co.	343,653	9,811,293
#Wal-Mart Stores, Inc.	729,647	37,350,630
*Whole Foods Market, Inc.	60,217	2,286,439

Total Consumer Staples		399,560,827

Energy — (9.8%)
Anadarko Petroleum Corp.	173,768	8,542,435
Apache Corp.	118,458	11,322,216
#Baker Hughes, Inc.	150,693	7,273,951
#Cabot Oil & Gas Corp.	36,496	1,112,033
*Cameron International Corp.	85,771	3,395,674
Chesapeake Energy Corp.	228,620	4,807,879
Chevron Corp.	705,496	53,765,850
ConocoPhillips	522,743	28,865,868
Consol Energy, Inc.	79,276	2,971,264
*Denbury Resources, Inc.	140,227	2,221,196
Devon Energy Corp.	156,964	9,808,680
#Diamond Offshore Drilling, Inc.	24,414	1,452,389
El Paso Corp.	247,175	3,045,196
EOG Resources, Inc.	88,914	8,669,115
Exxon Mobil Corp.	1,795,530	107,157,230
#*FMC Technologies, Inc.	42,706	2,702,436
Halliburton Co.	317,960	9,500,645
Helmerich & Payne, Inc.	37,135	1,505,082
Hess Corp.	102,636	5,500,263
Marathon Oil Corp.	249,198	8,335,673
Massey Energy Co.	36,163	1,105,865
Murphy Oil Corp.	67,254	3,682,156
*Nabors Industries, Ltd.	100,174	1,844,203
National-Oilwell, Inc.	147,171	5,763,216
Noble Energy, Inc.	61,333	4,112,991
Occidental Petroleum Corp.	285,258	22,230,156
Peabody Energy Corp.	94,408	4,262,521
Pioneer Natural Resources Co.	40,718	2,358,387
*QEP Resources, Inc.	61,498	2,116,761
#Range Resources Corp.	55,993	2,078,460
*Rowan Cos., Inc.	40,189	1,015,174
#Schlumberger, Ltd.	418,951	24,994,617
Smith International, Inc.	87,287	3,620,665
*Southwestern Energy Co.	121,593	4,432,065
Spectra Energy Corp.	227,593	4,731,658
Sunoco, Inc.	42,344	1,510,410
Tesoro Petroleum Corp.	49,605	640,401
Valero Energy Corp.	198,611	3,374,401
Williams Cos., Inc. (The)	205,214	3,983,204

Total Energy		379,812,386

Financials — (13.6%)
#ACE, Ltd.	118,208	6,274,481
Aflac, Inc.	164,924	8,112,612
Allstate Corp. (The)	188,927	5,335,298
American Express Co.	421,919	18,834,464
*American International Group, Inc.	47,441	1,825,055
Ameriprise Financial, Inc.	89,829	3,807,851
AON Corp.	94,627	3,564,599
Assurant, Inc.	39,276	1,464,602

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of America Corp.	3,523,880	$49,475,275
Bank of New York Mellon Corp. (The)	426,021	10,680,346
BB&T Corp.	243,086	6,035,825
#*Berkshire Hathaway, Inc.	581,420	45,420,530
Capital One Financial Corp.	160,348	6,787,531
*CB Richard Ellis Group, Inc.	94,933	1,613,861
Charles Schwab Corp. (The)	343,740	5,083,915
Chubb Corp.	114,771	6,040,398
Cincinnati Financial Corp.	57,244	1,577,072
*Citigroup, Inc.	7,939,330	32,551,253
CME Group, Inc.	23,071	6,432,195
Comerica, Inc.	61,929	2,375,596
Discover Financial Services	191,007	2,916,677
*E*Trade Financial Corp.	69,554	1,017,575
#Federated Investors, Inc.	31,181	661,661
Fifth Third Bancorp	279,163	3,548,162
#*First Horizon National Corp.	80,286	920,880
Franklin Resources, Inc.	51,901	5,220,203
*Genworth Financial, Inc.	171,779	2,332,759
Goldman Sachs Group, Inc. (The)	180,809	27,269,613
Hartford Financial Services Group, Inc.	155,981	3,651,515
Hudson City Bancorp, Inc.	166,459	2,067,421
Huntington Bancshares, Inc.	251,682	1,525,193
*IntercontinentalExchange, Inc.	25,970	2,742,951
Invesco, Ltd.	164,087	3,206,260
Janus Capital Group, Inc.	64,529	676,264
JPMorgan Chase & Co.	1,397,439	56,288,843
KeyCorp	308,785	2,612,321
Legg Mason, Inc.	57,834	1,670,824
*Leucadia National Corp.	66,656	1,472,431
Lincoln National Corp.	106,240	2,766,490
Loews Corp.	123,470	4,586,911
#M&T Bank Corp.	29,223	2,552,337
Marsh & McLennan Cos., Inc.	190,098	4,471,105
Marshall & Ilsley Corp.	185,184	1,301,844
MetLife, Inc.	288,062	12,115,888
#Moody’s Corp.	69,090	1,627,070
Morgan Stanley	490,956	13,250,902
*NASDAQ OMX Group, Inc. (The)	51,199	996,845
Northern Trust Corp.	84,944	3,991,519
NYSE Euronext, Inc.	91,670	2,655,680
People’s United Financial, Inc.	131,623	1,821,662
#Plum Creek Timber Co., Inc.	57,238	2,053,699
PNC Financial Services Group, Inc.	184,764	10,973,134
#Principal Financial Group, Inc.	112,297	2,875,926
Progressive Corp.	235,472	4,624,670
Prudential Financial, Inc.	163,673	9,376,826
Regions Financial Corp.	418,831	3,070,031
*SLM Corp.	170,613	2,047,356
State Street Corp.	176,217	6,858,366
SunTrust Banks, Inc.	175,575	4,556,171
T. Rowe Price Group, Inc.	91,164	4,396,840
#Torchmark Corp.	28,982	1,538,075
Travelers Cos., Inc. (The)	173,977	8,777,140
U.S. Bancorp	673,271	16,091,177
Unum Group	116,897	2,667,590
Wells Fargo & Co.	1,829,966	50,744,957
Xl Group P.L.C.	120,150	2,130,260
Zions Bancorporation	56,288	1,249,031

Total Financials		529,263,814

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Health Care — (10.3%)
Abbott Laboratories	542,146	$26,608,526
Aetna, Inc.	149,237	4,156,250
Allergan, Inc.	108,007	6,594,907
AmerisourceBergen Corp.	99,229	2,973,893
*Amgen, Inc.	336,456	18,346,946
Bard (C.R.), Inc.	33,400	2,622,902
Baxter International, Inc.	209,491	9,169,421
#Becton Dickinson & Co.	81,953	5,638,366
#*Biogen Idec, Inc.	93,777	5,240,259
*Boston Scientific Corp.	532,579	2,982,442
Bristol-Myers Squibb Co.	604,001	15,051,705
Cardinal Health, Inc.	127,170	4,103,776
*CareFusion Corp.	62,463	1,316,095
*Celgene Corp.	161,869	8,927,075
#*Cephalon, Inc.	26,408	1,498,654
#*Cerner Corp.	23,964	1,856,012
Cigna Corp.	97,176	2,989,134
*Coventry Health Care, Inc.	51,960	1,030,367
*DaVita, Inc.	36,492	2,091,721
#DENTSPLY International, Inc.	51,402	1,543,088
#Eli Lilly & Co.	356,415	12,688,374
*Express Scripts, Inc.	192,507	8,697,466
*Forest Laboratories, Inc.	106,209	2,947,300
*Genzyme Corp.	93,732	6,519,998
*Gilead Sciences, Inc.	312,564	10,414,632
*Hospira, Inc.	58,263	3,035,502
*Humana, Inc.	59,778	2,810,762
#*Intuitive Surgical, Inc.	13,755	4,516,729
Johnson & Johnson	968,719	56,272,887
*King Pharmaceuticals, Inc.	87,676	768,042
*Laboratory Corp. of America Holdings	36,528	2,665,813
*Life Technologies Corp.	64,137	2,757,250
McKesson Corp.	95,320	5,988,002
*Medco Health Solutions, Inc.	160,460	7,702,080
#Medtronic, Inc.	386,891	14,303,360
Merck & Co., Inc.	1,095,225	37,741,454
#*Mylan, Inc.	108,475	1,887,465
Patterson Cos., Inc.	32,768	874,250
PerkinElmer, Inc.	41,377	805,196
Pfizer, Inc.	2,833,075	42,496,125
Quest Diagnostics, Inc.	53,084	2,494,417
*St. Jude Medical, Inc.	114,773	4,220,203
Stryker Corp.	98,926	4,606,984
*Tenet Healthcare Corp.	153,057	704,062
*Thermo Fisher Scientific, Inc.	144,146	6,466,390
UnitedHealth Group, Inc.	399,236	12,156,736
#*Varian Medical Systems, Inc.	43,390	2,395,128
*Waters Corp.	32,644	2,094,439
*Watson Pharmaceuticals, Inc.	37,625	1,523,812
*WellPoint, Inc.	150,040	7,610,029
*Zimmer Holdings, Inc.	71,231	3,774,531

Total Health Care		398,680,957

Industrials — (9.6%)
3M Co.	250,450	21,423,493
Avery Dennison Corp.	38,789	1,390,586
Boeing Co. (The)	266,597	18,165,920
#C.H. Robinson Worldwide, Inc.	58,264	3,798,813
#Caterpillar, Inc.	220,482	15,378,620
*Cintas Corp.	46,175	1,221,791
CSX Corp.	136,707	7,207,193

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Cummins, Inc.	70,449	$5,608,445
Danaher Corp.	184,721	7,095,134
Deere & Co.	149,216	9,949,723
Dover Corp.	65,594	3,146,544
Dun & Bradstreet Corp. (The)	17,697	1,209,767
Eaton Corp.	58,865	4,618,548
Emerson Electric Co.	264,536	13,105,113
Equifax, Inc.	44,469	1,393,658
#Expeditors International of Washington, Inc.	74,772	3,188,278
#Fastenal Co.	46,085	2,261,852
FedEx Corp.	110,001	9,080,583
Flowserve Corp.	19,690	1,952,460
Fluor Corp.	62,776	3,031,453
General Dynamics Corp.	135,479	8,298,089
General Electric Co.	3,749,922	60,448,743
Goodrich Corp.	43,966	3,203,802
Honeywell International, Inc.	269,106	11,533,883
Illinois Tool Works, Inc.	135,895	5,911,433
Iron Mountain, Inc.	63,549	1,504,205
ITT Industries, Inc.	64,450	3,036,884
*Jacobs Engineering Group, Inc.	43,909	1,605,752
L-3 Communications Holdings, Inc.	40,651	2,969,149
Lockheed Martin Corp.	109,456	8,225,618
Masco Corp.	125,985	1,295,126
*Monster Worldwide, Inc.	44,297	607,755
Norfolk Southern Corp.	129,974	7,313,637
Northrop Grumman Corp.	105,789	6,203,467
#Paccar, Inc.	128,162	5,872,383
Pall Corp.	41,062	1,570,211
Parker Hannifin Corp.	56,560	3,513,507
#Pitney Bowes, Inc.	72,890	1,779,245
Precision Castparts Corp.	49,943	6,102,535
*Quanta Services, Inc.	74,082	1,591,281
R. R. Donnelley & Sons Co.	72,458	1,222,366
Raytheon Co.	133,841	6,192,823
Republic Services, Inc.	113,993	3,631,817
#Robert Half International, Inc.	52,694	1,326,835
#Rockwell Automation, Inc.	50,083	2,711,994
#Rockwell Collins, Inc.	55,281	3,159,862
Roper Industries, Inc.	32,974	2,060,875
Ryder System, Inc.	18,610	812,699
Southwest Airlines Co.	261,471	3,150,726
#*Stericycle, Inc.	29,723	1,872,549
#Textron, Inc.	95,996	1,992,877
Union Pacific Corp.	177,765	13,273,713
United Parcel Service, Inc.	347,885	22,612,525
United Technologies Corp.	327,725	23,301,248
W.W. Grainger, Inc.	21,762	2,437,562
Waste Management, Inc.	169,651	5,759,651

Total Industrials		372,334,801

Information Technology — (16.9%)
*Adobe Systems, Inc.	184,895	5,310,184
#*Advanced Micro Devices, Inc.	198,665	1,488,001
*Agilent Technologies, Inc.	122,249	3,414,415
*Akamai Technologies, Inc.	60,452	2,318,939
#Altera Corp.	105,950	2,936,934
Amphenol Corp.	60,956	2,730,829
Analog Devices, Inc.	104,659	3,109,419
*Apple, Inc.	319,597	82,216,328
Applied Materials, Inc.	471,797	5,567,205

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Autodesk, Inc.	80,593	$2,380,717
Automatic Data Processing, Inc.	176,664	7,290,923
*BMC Software, Inc.	63,755	2,268,403
Broadcom Corp.	151,685	5,465,211
CA, Inc.	137,168	2,683,006
*Cisco Sytems, Inc.	2,005,931	46,276,828
*Citrix Systems, Inc.	65,240	3,589,505
*Cognizant Technology Solutions Corp.	105,164	5,737,748
Computer Sciences Corp.	54,172	2,455,617
*Compuware Corp.	79,035	646,506
Corning, Inc.	548,187	9,933,148
*Dell, Inc.	605,217	8,013,073
*eBay, Inc.	399,371	8,350,848
*Electronic Arts, Inc.	115,144	1,834,244
*EMC Corp.	721,992	14,288,222
#Fidelity National Information Services, Inc.	116,396	3,337,073
*First Solar, Inc.	17,074	2,141,933
*Fiserv, Inc.	53,600	2,685,360
*FLIR Systems, Inc.	53,857	1,602,784
*Google, Inc.	85,015	41,219,523
Harris Corp.	45,601	2,030,613
Hewlett-Packard Co.	819,946	37,750,314
Intel Corp.	1,954,248	40,257,509
International Business Machines Corp.	450,399	57,831,232
*Intuit, Inc.	110,327	4,385,498
Jabil Circuit, Inc.	68,050	987,406
*JDS Uniphase Corp.	78,863	855,664
#*Juniper Networks, Inc.	184,796	5,133,633
#KLA-Tencor Corp.	59,706	1,890,889
#*Lexmark International, Inc.	27,571	1,013,234
#Linear Technology Corp.	78,723	2,509,689
*LSI Corp.	229,569	925,163
#MasterCard, Inc. Class A	33,998	7,140,940
*McAfee, Inc.	54,797	1,813,781
#*MEMC Electronic Materials, Inc.	79,875	763,605
#Microchip Technology, Inc.	65,167	1,984,335
#*Micron Technology, Inc.	300,049	2,184,357
Microsoft Corp.	2,677,973	69,118,483
Molex, Inc.	47,676	939,694
*Motorola, Inc.	816,289	6,114,005
National Semiconductor Corp.	83,614	1,153,873
#*NetApp, Inc.	121,048	5,120,330
*Novell, Inc.	122,883	742,213
*Novellus Systems, Inc.	33,734	901,035
*Nvidia Corp.	200,973	1,846,942
Oracle Corp.	1,375,030	32,505,709
#Paychex, Inc.	112,978	2,936,298
*QLogic Corp.	39,172	623,618
QUALCOMM, Inc.	576,149	21,939,754
#*Red Hat, Inc.	66,257	2,130,163
#*SAIC, Inc.	102,765	1,708,982
#*Salesforce.com, Inc.	39,741	3,932,372
*Sandisk Corp.	80,776	3,529,911
*Symantec Corp.	280,594	3,639,304
Tellabs, Inc.	135,318	944,520
*Teradata Corp.	58,619	1,864,084
#*Teradyne, Inc.	63,305	681,162
#Texas Instruments, Inc.	429,282	10,598,973
Total System Services, Inc.	69,332	1,033,740
*VeriSign, Inc.	64,098	1,804,359
Visa, Inc.	158,960	11,659,716

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Western Digital Corp.	80,492	$2,124,184
Western Union Co. (The)	236,077	3,831,530
Xerox Corp.	484,361	4,717,676
#Xilinx, Inc.	96,186	2,685,513
*Yahoo!, Inc.	413,505	5,739,449

Total Information Technology		657,318,380

Materials — (3.2%)
Air Products & Chemicals, Inc.	74,584	5,413,307
Airgas, Inc.	29,317	1,914,107
AK Steel Holding Corp.	38,602	540,042
#Alcoa, Inc.	358,613	4,005,707
#Allegheny Technologies, Inc.	34,610	1,647,782
Ball Corp.	32,428	1,888,607
Bemis Co., Inc.	38,306	1,147,648
CF Industries Holdings, Inc.	24,955	2,026,096
Cliffs Natural Resources, Inc.	47,567	2,690,865
Dow Chemical Co. (The)	405,636	11,086,032
E.I. du Pont de Nemours & Co.	318,229	12,942,373
Eastman Chemical Co.	25,426	1,592,685
Ecolab, Inc.	81,966	4,008,957
FMC Corp.	25,534	1,595,620
Freeport-McMoRan Copper & Gold, Inc. Class B	165,684	11,853,033
International Flavors & Fragrances, Inc.	27,932	1,267,554
International Paper Co.	153,344	3,710,925
MeadWestavco Corp.	60,005	1,437,720
#Monsanto Co.	191,616	11,083,069
Newmont Mining Corp.	172,560	9,646,104
Nucor Corp.	110,680	4,332,015
*Owens-Illinois, Inc.	57,939	1,602,013
*Pactiv Corp.	46,673	1,419,793
PPG Industries, Inc.	58,418	4,058,298
#Praxair, Inc.	107,457	9,329,417
Sealed Air Corp.	56,011	1,211,518
#Sigma-Aldrich Corp.	42,633	2,391,711
#*Titanium Metals Corp.	29,639	656,207
#United States Steel Corp.	50,360	2,232,459
Vulcan Materials Co.	44,849	2,028,969
Weyerhaeuser Co.	74,320	1,205,470

Total Materials		121,966,103

Real Estate Investment Trusts — (1.2%)
Apartment Investment & Management Co. Class A	41,036	881,043
AvalonBay Communities, Inc.	29,146	3,062,953
#Boston Properties, Inc.	48,827	3,998,931
#Equity Residential	99,377	4,556,435
HCP, Inc.	103,247	3,662,171
#Health Care REIT, Inc.	43,591	1,975,108
#Host Marriott Corp.	231,181	3,315,136
Kimco Realty Corp.	142,465	2,146,948
ProLogis	167,390	1,817,855
Public Storage	47,720	4,682,286
Simon Property Group, Inc.	102,798	9,171,638
#Ventas, Inc.	55,094	2,794,368
#Vornado Realty Trust	55,586	4,601,409

Total Real Estate Investment Trusts		46,666,281

Telecommunication Services — (2.7%)
*American Tower Corp.	141,697	6,552,069
AT&T, Inc.	2,075,422	53,836,447

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
#CenturyLink, Inc.	105,511	$3,758,302
Frontier Communications Corp.	348,017	2,658,850
#*MetroPCS Communications, Inc.	91,796	821,574
#Qwest Communications International, Inc.	524,442	2,968,342
*Sprint Nextel Corp.	1,047,029	4,784,923
Verizon Communications, Inc.	992,834	28,851,756
Windstream Corp.	169,678	1,934,329

Total Telecommunication Services		106,166,592

Utilities — (3.3%)
*AES Corp.	234,662	2,419,365
Allegheny Energy, Inc.	59,560	1,357,968
Ameren Corp.	83,692	2,123,266
#American Electric Power Co., Inc.	168,194	6,051,620
CenterPoint Energy, Inc.	146,256	2,081,223
#CMS Energy Corp.	80,746	1,285,476
#Consolidated Edison, Inc.	99,036	4,567,540
#Constellation Energy Group, Inc.	70,836	2,238,418
#Dominion Resources, Inc.	209,351	8,790,648
DTE Energy Co.	59,150	2,730,364
Duke Energy Corp.	461,213	7,886,742
Edison International, Inc.	114,433	3,793,454
Entergy Corp.	66,488	5,153,485
EQT Corp.	50,532	1,853,514
Exelon Corp.	232,015	9,705,187
#FirstEnergy Corp.	107,067	4,036,426
#Integrys Energy Group, Inc.	27,050	1,280,818
NextEra Energy, Inc.	145,644	7,617,181
#Nicor, Inc.	15,900	696,261
NiSource, Inc.	97,445	1,607,842
Northeast Utilities, Inc.	61,815	1,720,930
*NRG Energy, Inc.	89,673	2,033,784
Oneok, Inc.	37,333	1,737,104
Pepco Holdings, Inc.	78,397	1,325,693
PG&E Corp.	130,779	5,806,588
Pinnacle West Capital Corp.	38,088	1,450,772
PPL Corp.	164,579	4,491,361
Progress Energy, Inc.	100,862	4,247,299
Public Service Enterprise Group, Inc.	177,705	5,846,494
#SCANA Corp.	39,830	1,525,887
Sempra Energy	86,943	4,325,414
Southern Co.	289,601	10,231,603
#TECO Energy, Inc.	75,133	1,227,673
#Wisconsin Energy Corp.	41,058	2,228,628
Xcel Energy, Inc.	161,412	3,549,450

Total Utilities		129,025,478

TOTAL COMMON STOCKS		3,501,001,888

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $15,680,000 FHLMC 5.50%, 09/15/33, valued at $17,012,800) to be repurchased at $16,761,265	$16,761	16,761,000

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (9.4%)
§@DFA Short Term Investment Fund	360,677,458	$360,677,458
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralizedby $6,598,091 FNMA 4.500%, 0501/23, valued at $3,744,957) to be repurchased at $3,635,945	$3,636	3,635,881

TOTAL SECURITIES LENDING COLLATERAL		364,313,339

TOTAL INVESTMENTS — (100.0%) (Cost $3,277,523,127)##		$3,882,076,227

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$360,206,269	—	—	$360,206,269
Consumer Staples	399,560,827	—	—	399,560,827
Energy	379,812,386	—	—	379,812,386
Financials	529,263,814	—	—	529,263,814
Health Care	398,680,957	—	—	398,680,957
Industrials	372,334,801	—	—	372,334,801
Information Technology	657,318,380	—	—	657,318,380
Materials	121,966,103	—	—	121,966,103
Real Estate Investment Trusts	46,666,281	—	—	46,666,281
Telecommunication Services	106,166,592	—	—	106,166,592
Utilities	129,025,478	—	—	129,025,478
Temporary Cash Investments	—	$16,761,000	—	16,761,000
Securities Lending Collateral	—	364,313,339	—	364,313,339
Futures Contracts**	281,315	—	—	281,315

TOTAL	$3,501,283,203	$381,074,339	—	$3,882,357,542

**	Not reflected in the Schedule of Investments, valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Schedules of Investments.

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.0%)
Consumer Discretionary — (16.6%)
#*AutoNation, Inc.	564,051	$13,779,766
Carnival Corp.	2,792,987	96,860,789
CBS Corp.	5,780	86,931
CBS Corp. Class B	3,870,469	57,205,532
*Clear Channel Outdoor Holdings, Inc.	161,706	1,780,383
Comcast Corp. Class A	11,512,642	224,151,140
Comcast Corp. Special Class A	3,794,964	70,055,035
#*Discovery Communications, Inc. (25470F104)	620,976	23,975,883
*Discovery Communications, Inc. (25470F302)	579,219	19,913,549
#DR Horton, Inc.	964,762	10,631,677
#Foot Locker, Inc.	551,498	7,494,858
#Fortune Brands, Inc.	713,434	31,305,484
#*GameStop Corp. Class A	244,920	4,910,646
J.C. Penney Co., Inc.	936,242	23,059,640
#Lennar Corp. Class A	700,256	10,342,781
*Lennar Corp. Class B Voting	3,891	49,221
*Liberty Media Corp. Interactive Class A	3,585,265	40,585,200
*Liberty Media-Starz Corp. Series A	295,430	16,216,153
#*Live Nation Entertainment, Inc.	179,513	1,656,905
Macy’s, Inc.	1,912,303	35,664,451
#*MGM Resorts International	1,880,888	20,426,444
#*Mohawk Industries, Inc.	392,417	19,200,964
#News Corp. Class A	8,486,422	110,747,807
#News Corp. Class B	3,247,295	48,027,493
*Penn National Gaming, Inc.	41,130	1,126,551
#*Pulte Group, Inc.	1,235,184	10,844,916
#*Royal Caribbean Cruises, Ltd.	952,684	27,494,460
#*Sears Holdings Corp.	595,638	42,290,298
Service Corp. International	67,431	574,512
*Signet Jewelers, Ltd. ADR	23,896	711,384
*Stanley Black & Decker, Inc.	100,240	5,815,925
Time Warner Cable, Inc.	1,997,956	114,223,145
Time Warner, Inc.	6,237,759	196,239,898
#*Toll Brothers, Inc.	904,000	15,693,440
#Walt Disney Co. (The)	3,205,180	107,982,514
Washington Post Co.	30,470	12,812,330
Wendy’s/Arby’s Group, Inc.	924,537	4,030,981
#Wyndham Worldwide Corp.	768,432	19,618,069

Total Consumer Discretionary		1,447,587,155

Consumer Staples — (6.8%)
#Archer-Daniels-Midland Co.	2,653,220	72,592,099
#Bunge, Ltd.	304,332	15,110,084
*Central European Distribution Corp.	12,959	337,841
#*Constellation Brands, Inc. Class A	855,902	14,601,688
#Corn Products International, Inc.	428,526	14,287,057
#CVS Caremark Corp.	6,099,840	187,204,090
Del Monte Foods Co.	607,816	8,436,486
J.M. Smucker Co.	527,641	32,412,987
Kraft Foods, Inc.	4,261,520	124,478,999
Molson Coors Brewing Co.	776,366	34,944,234
*Ralcorp Holdings, Inc.	171,755	10,030,492
Safeway, Inc.	1,133,801	23,288,273
#*Smithfield Foods, Inc.	688,899	9,816,811
SUPERVALU, Inc.	1,327,679	14,976,219
Tyson Foods, Inc. Class A	1,926,959	33,741,052

Total Consumer Staples		596,258,412

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (13.8%)
Anadarko Petroleum Corp.	2,760,568	$135,709,523
#Chesapeake Energy Corp.	3,039,817	63,927,352
Chevron Corp.	999,295	76,156,272
#Cimarex Energy Co.	368,647	25,388,719
ConocoPhillips	5,933,807	327,664,823
*Denbury Resources, Inc.	436,781	6,918,611
#Helmerich & Payne, Inc.	488,887	19,814,590
Hess Corp.	1,292,722	69,276,972
Marathon Oil Corp.	3,428,819	114,693,996
Murphy Oil Corp.	302,012	16,535,157
*Nabors Industries, Ltd.	1,170,876	21,555,827
National-Oilwell, Inc.	1,895,755	74,237,766
Noble Energy, Inc.	509,405	34,160,699
Patterson-UTI Energy, Inc.	687,685	11,298,665
#Pioneer Natural Resources Co.	650,933	37,702,039
*Plains Exploration & Production Co.	576,596	13,002,240
*Pride International, Inc.	750,096	17,844,784
*QEP Resources, Inc.	207,166	7,130,654
#*Rowan Cos., Inc.	500,966	12,654,401
Smith International, Inc.	687,354	28,511,444
Sunoco, Inc.	505,077	18,016,097
#Tesoro Petroleum Corp.	321,700	4,153,147
#Tidewater, Inc.	273,715	11,216,841
Valero Energy Corp.	2,485,426	42,227,388
#*Whiting Petroleum Corp.	212,514	18,703,357

Total Energy		1,208,501,364

Financials — (23.6%)
*Allegheny Corp.	37,580	11,282,268
Allied World Assurance Co. Holdings, Ltd.	154,398	7,692,108
Allstate Corp. (The)	2,684,285	75,804,208
American Financial Group, Inc.	689,393	20,316,412
American National Insurance Co.	92,588	7,247,789
Ameriprise Financial, Inc.	97,636	4,138,790
#*Arch Capital Group, Ltd.	90,373	7,072,591
Aspen Insurance Holdings, Ltd.	203,151	5,556,180
#Associated Banc-Corp.	187,920	2,553,833
Assurant, Inc.	455,398	16,981,791
Axis Capital Holdings, Ltd.	597,336	18,618,963
Bank of America Corp.	19,498,241	273,755,304
Capital One Financial Corp.	2,270,587	96,113,948
#Cincinnati Financial Corp.	990,152	27,278,688
*CIT Group, Inc.	199,279	7,245,784
*Citigroup, Inc.	49,545,206	203,135,345
CME Group, Inc.	279,766	77,998,761
#*CNA Financial Corp.	1,676,585	47,044,975
Endurance Specialty Holdings, Ltd.	12,831	495,148
#Everest Re Group, Ltd.	201,091	15,608,683
Fidelity National Financial, Inc.	890,854	13,157,914
Fifth Third Bancorp	2,707,541	34,412,846
First American Financial Corp.	423,016	6,239,486
*Genworth Financial, Inc.	2,218,170	30,122,749
#Hanover Insurance Group, Inc.	304,654	13,352,985
Hartford Financial Services Group, Inc.	1,878,982	43,986,969
HCC Insurance Holdings, Inc.	479,256	12,518,167
KeyCorp	3,339,989	28,256,307
#Legg Mason, Inc.	737,474	21,305,624
Lincoln National Corp.	1,497,560	38,996,462
Loews Corp.	2,592,160	96,298,744
Marshall & Ilsley Corp.	2,067,470	14,534,314
MetLife, Inc.	4,631,345	194,794,371

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*NASDAQ OMX Group, Inc. (The)	655,801	$12,768,445
NYSE Euronext, Inc.	1,081,008	31,316,802
#Old Republic International Corp.	1,432,884	17,925,379
PartnerRe, Ltd.	87,527	6,334,329
People’s United Financial, Inc.	2,984	41,299
*Popular, Inc.	1,068,649	3,067,023
Principal Financial Group, Inc.	291,874	7,474,893
#Prudential Financial, Inc.	1,954,433	111,969,467
Regions Financial Corp.	4,899,972	35,916,795
#Reinsurance Group of America, Inc.	509,512	24,446,386
#SunTrust Banks, Inc.	2,203,550	57,182,122
Transatlantic Holdings, Inc.	313,333	14,980,451
Travelers Cos., Inc. (The)	3,328,076	167,901,434
Unum Group	1,898,589	43,325,801
Validus Holdings, Ltd.	314,986	7,824,252
Wesco Financial Corp.	19,805	6,711,914
White Mountains Insurance Group, Ltd.	32,621	10,244,625
Xl Group P.L.C.	769,350	13,640,575
#Zions Bancorporation	665,995	14,778,429

Total Financials		2,061,768,928

Health Care — (5.9%)
Aetna, Inc.	1,852,699	51,597,667
#*Alere, Inc.	239,800	6,745,574
*Boston Scientific Corp.	4,237,207	23,728,359
*CareFusion Corp.	562,653	11,855,099
#*Community Health Systems, Inc.	396,974	12,873,867
*Coventry Health Care, Inc.	534,757	10,604,231
*Health Net, Inc.	73,886	1,740,015
#*Hologic, Inc.	1,065,253	15,062,677
*Humana, Inc.	683,819	32,153,169
*King Pharmaceuticals, Inc.	1,215,010	10,643,488
#Omnicare, Inc.	582,523	14,347,541
PerkinElmer, Inc.	424,381	8,258,454
Pfizer, Inc.	387,911	5,818,665
#Teleflex, Inc.	82,382	4,668,588
*Thermo Fisher Scientific, Inc.	1,791,314	80,358,346
UnitedHealth Group, Inc.	2,647,609	80,619,694
*Watson Pharmaceuticals, Inc.	400,301	16,212,190
*WellPoint, Inc.	2,580,122	130,863,788

Total Health Care		518,151,412

Industrials — (13.6%)
#*AGCO Corp.	279,980	9,732,105
#*Covanta Holding Corp.	79,215	1,193,770
CSX Corp.	2,287,204	120,581,395
#Eaton Corp.	290,504	22,792,944
FedEx Corp.	563,693	46,532,857
General Electric Co.	19,049,819	307,083,082
#*Hertz Global Holdings, Inc.	1,118,874	13,135,581
#Ingersoll-Rand P.L.C.	635,764	23,815,719
*Kansas City Southern	228,073	8,370,279
KBR, Inc.	66,039	1,477,953
L-3 Communications Holdings, Inc.	184,910	13,505,826
#Masco Corp.	937,149	9,633,892
Norfolk Southern Corp.	2,186,220	123,018,599
Northrop Grumman Corp.	1,926,678	112,980,398
*Owens Corning	419,337	13,200,729
Pentair, Inc.	341,927	11,693,903
R. R. Donnelley & Sons Co.	705,088	11,894,835
Republic Services, Inc.	722,259	23,011,172

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Ryder System, Inc.	319,005	$13,930,948
#Southwest Airlines Co.	4,297,932	51,790,081
#SPX Corp.	69,937	4,165,448
#*Terex Corp.	367,141	7,247,363
Tyco International, Ltd.	341,547	13,074,419
Union Pacific Corp.	2,835,808	211,749,783
*URS Corp.	363,426	14,678,776

Total Industrials		1,190,291,857

Information Technology — (3.5%)
Activision Blizzard, Inc.	2,166,692	25,740,300
#*AOL, Inc.	555,835	11,628,068
*Arrow Electronics, Inc.	532,232	13,194,031
*Avnet, Inc.	860,267	21,635,715
AVX Corp.	246,061	3,464,539
Computer Sciences Corp.	946,932	42,924,428
CoreLogic, Inc.	429,880	8,610,496
#Fidelity National Information Services, Inc.	741,398	21,255,881
*IAC/InterActiveCorp.	815,025	20,375,625
*Ingram Micro, Inc.	969,555	16,026,744
#*MEMC Electronic Materials, Inc.	380,051	3,633,288
#*Micron Technology, Inc.	2,429,855	17,689,344
*Sandisk Corp.	606,339	26,497,014
*Tech Data Corp.	18,582	735,104
Tellabs, Inc.	1,931,218	13,479,902
Tyco Electronics, Ltd.	1,547,828	41,791,356
Xerox Corp.	2,013,905	19,615,435

Total Information Technology		308,297,270

Materials — (2.8%)
#Alcoa, Inc.	5,082,514	56,771,681
Ashland, Inc.	323,220	16,435,737
Cytec Industries, Inc.	32,945	1,644,614
#Domtar Corp.	177,762	10,399,077
Huntsman Corp.	281,950	2,952,016
International Paper Co.	2,281,591	55,214,502
MeadWestavco Corp.	1,023,001	24,511,104
Reliance Steel & Aluminum Co.	322,037	12,649,613
Steel Dynamics, Inc.	360,767	5,166,183
#United States Steel Corp.	567,570	25,160,378
Vulcan Materials Co.	329,518	14,907,394
#Weyerhaeuser Co.	1,105,551	17,932,037

Total Materials		243,744,336

Telecommunication Services — (5.4%)
AT&T, Inc.	11,353,024	294,497,443
#CenturyLink, Inc.	883,843	31,482,488
#*MetroPCS Communications, Inc.	571,470	5,114,656
*Sprint Nextel Corp.	12,479,123	57,029,592
Telephone & Data Systems, Inc.	309,373	10,558,900
Telephone & Data Systems, Inc. Special Shares	251,163	7,537,402
*United States Cellular Corp.	265,925	12,506,453
Verizon Communications, Inc.	1,811,051	52,629,142

Total Telecommunication Services		471,356,076

Utilities — (1.0%)
*AES Corp.	712,304	7,343,854
#*Calpine Corp.	1,403,794	18,951,219
#*Mirant Corp.	132,736	1,456,114
*NRG Energy, Inc.	595,651	13,509,365

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
Public Service Enterprise Group, Inc.	1,379,376	$45,381,470
Questar Corp.	207,166	3,407,881

Total Utilities		90,049,903
TOTAL COMMON STOCKS		8,136,006,713

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $37,140,000 FNMA 1.279%(r), 11/25/39, valued at $26,573,320) to be repurchased at $26,179,415	$26,179	26,179,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.7%)
§@DFA Short Term Investment Fund	579,429,421	579,429,421
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $10,599,852 FNMA 4.500%, 05/01/23, valued at $6,016,285) to be repurchased at $5,841,155	$5,841	5,841,053

TOTAL SECURITIES LENDING COLLATERAL		585,270,474

TOTAL INVESTMENTS — (100.0%) (Cost $7,336,470,486)##		$8,747,456,187

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,447,587,155	—	—	$1,447,587,155
Consumer Staples	596,258,412	—	—	596,258,412
Energy	1,208,501,364	—	—	1,208,501,364
Financials	2,061,768,928	—	—	2,061,768,928
Health Care	518,151,412	—	—	518,151,412
Industrials	1,190,291,857	—	—	1,190,291,857
Information Technology	308,297,270	—	—	308,297,270
Materials	243,744,336	—	—	243,744,336
Telecommunication Services	471,356,076	—	—	471,356,076
Utilities	90,049,903	—	—	90,049,903
Temporary Cash Investments	—	$26,179,000	—	26,179,000
Securities Lending Collateral	—	585,270,474	—	585,270,474

TOTAL	$8,136,006,713	$611,449,474	—	$8,747,456,187

See accompanying Notes to Schedules of Investments.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.9%)
AUSTRALIA — (5.3%)
Alumina, Ltd.	2,104,308	$2,964,250
#Alumina, Ltd. Sponsored ADR	172,484	971,085
Amcor, Ltd.	2,298,994	13,671,372
Amcor, Ltd. Sponsored ADR	77,103	1,831,196
*Asciano Group, Ltd.	1,652,988	2,536,499
Australia & New Zealand Banking Group, Ltd.	3,253,649	68,078,655
*Bank of Queensland, Ltd.	187,920	1,765,538
Bendigo Bank, Ltd.	508,992	3,778,174
*BlueScope Steel, Ltd.	4,756,814	10,235,803
#Boral, Ltd.	1,389,839	5,338,615
#Caltex Australia, Ltd.	265,507	2,466,814
Crown, Ltd.	1,179,954	8,516,371
CSR, Ltd.	2,677,178	4,175,274
Downer EDI, Ltd.	154,006	693,256
#Fairfax Media, Ltd.	3,339,114	4,457,669
Goodman Fielder, Ltd.	2,376,765	2,869,558
Harvey Norman Holdings, Ltd.	722,542	2,287,702
Incitec Pivot, Ltd.	4,149,937	12,238,744
Insurance Australia Group, Ltd.	2,620,594	8,110,941
Lend Lease Group NL	755,364	4,984,211
Macquarie Group, Ltd.	424,077	14,316,854
National Australia Bank, Ltd.	2,342,165	53,426,185
OneSteel, Ltd.	1,841,739	4,994,101
Origin Energy, Ltd.	1,295,753	18,115,195
*OZ Minerals, Ltd.	4,190,871	4,685,956
#Primary Health Care, Ltd.	339,197	1,106,730
*Qantas Airways, Ltd.	2,850,317	6,388,091
Santos, Ltd.	1,037,299	12,509,149
Sims Metal Management, Ltd.	100,420	1,616,982
*Sims Metal Management, Ltd. Sponsored ADR	124,013	1,986,688
*Sonic Healthcare, Ltd.	281,537	2,628,185
Suncorp-Metway, Ltd.	2,664,601	20,207,447
TABCORP Holdings, Ltd.	1,277,891	7,924,204
Tatts Group, Ltd.	1,897,509	4,206,767
*Toll Holdings, Ltd.	42,533	229,065
#Washington H. Soul Pattinson & Co., Ltd.	113,801	1,340,689
Wesfarmers, Ltd.	2,331,991	65,695,361

TOTAL AUSTRALIA		383,349,376

AUSTRIA — (0.4%)
Erste Group Bank AG	360,535	14,429,376
OMV AG	383,710	12,829,759
Voestalpine AG	175,999	5,626,652

TOTAL AUSTRIA		32,885,787

BELGIUM — (0.6%)
Delhaize Group SA	201,237	14,857,498
#Delhaize Group SA Sponsored ADR	52,900	3,937,347
*KBC Groep NV	209,898	9,238,596
#Solvay SA	55,936	5,473,348
#UCB SA	278,888	8,993,728

TOTAL BELGIUM		42,500,517

CANADA — (9.2%)
Astral Media, Inc. Class A	40,138	1,421,941
#BCE, Inc.	651,325	19,925,268
#Canadian Pacific Railway, Ltd.	427,751	25,543,149
#Canadian Tire Corp. Class A	186,947	10,397,966

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
CANADA — (Continued)
Canadian Utilities, Ltd. Class A	82,858	$3,933,952
Cenovus Energy, Inc.	143,866	4,051,282
*CGI Group, Inc.	400,789	5,730,848
Empire Co., Ltd. Class A	65,500	3,567,920
#Encana Corp.	1,704,082	52,097,950
Ensign Energy Services, Inc.	128,319	1,581,442
#Fairfax Financial Holdings, Ltd.	54,722	21,797,246
George Weston, Ltd.	128,907	9,844,354
*Gerdau Ameristeel Corp.	403,761	4,434,086
Goldcorp, Inc.	353,927	13,874,090
#Husky Energy, Inc.	679,453	16,694,697
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,453,080
#*Inmet Mining Corp.	121,900	5,958,343
Intact Financial Corp.	128,700	5,863,828
#Loblaw Cos., Ltd.	203,353	8,634,170
#*Lundin Mining Corp.	373,700	1,454,015
Magna International, Inc. Class A	285,003	21,216,166
#Manitoba Telecom Services, Inc.	40,500	1,088,483
#Manulife Financial Corp.	2,171,383	34,512,327
#Metro, Inc. Class A	137,300	5,868,355
#National Bank of Canada	135,767	7,790,375
*New Gold, Inc.	194,663	961,907
Nexen, Inc.	1,166,938	24,234,353
*Sears Canada, Inc.	34,515	872,905
#*Sino-Forest Corp.	521,532	8,030,593
#Sun Life Financial, Inc.	1,311,094	36,882,290
Suncor Energy, Inc.	1,412,616	46,567,342
Talisman Energy, Inc.	2,295,234	39,182,293
*Teck Resources, Ltd. Class A	2,888	103,238
Teck Resources, Ltd. Class B	1,418,230	49,925,338
Telus Corp.	354,032	13,285,885
#Thomson Reuters Corp.	1,832,184	68,507,517
#TransAlta Corp.	458,466	9,293,742
#TransCanada Corp.	1,627,758	57,522,930
*Viterra, Inc.	460,598	3,606,647
Yamana Gold, Inc.	1,685,951	15,858,320

TOTAL CANADA		666,570,633

DENMARK — (1.3%)
A.P. Moller - Maersk A.S.	3,634	30,620,539
Carlsberg A.S. Series B	282,497	25,007,779
Danisco A.S.	107,780	8,193,052
*Danske Bank A.S.	1,125,595	26,433,977
*Jyske Bank A.S.	111,779	3,893,283
#*Sydbank A.S.	60,841	1,514,582

TOTAL DENMARK		95,663,212

FINLAND — (0.8%)
Kesko Oyj	152,447	5,911,564
#Neste Oil Oyj	302,274	4,458,645
#Outokumpu Oyj	228,983	3,797,888
#Sampo Oyj	524,829	12,820,230
#Stora Enso Oyj Series R	1,304,065	10,554,253
Stora Enso Oyj Sponsored ADR	91,500	741,150
UPM-Kymmene Oyj	1,166,852	16,933,185
UPM-Kymmene Oyj Sponsored ADR	69,300	1,008,315

TOTAL FINLAND		56,225,230

FRANCE — (7.4%)
*Air France-KLM SA	320,673	4,783,431

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
AXA SA	2,818,397	$51,745,719
AXA SA Sponsored ADR	140,900	2,599,605
BNP Paribas SA	943,775	64,514,281
Capgemini SA	259,094	12,316,674
#Casino Guichard Perrachon SA	95,356	8,308,628
#*Cie Generale de Geophysique-Veritas SA Sponsored ADR	141,089	2,731,483
Ciments Francais SA	26,702	2,153,896
CNP Assurances SA	289,208	5,971,791
#Compagnie de Saint-Gobain SA	875,747	37,272,564
#Compagnie Generale des Establissements Michelin SA Series B	222,791	16,954,945
Credit Agricole SA	1,845,722	25,191,731
*European Aeronautic Defence & Space Co. SA	968,650	22,952,513
France Telecom SA	177,422	3,710,895
GDF Suez SA	534,464	17,716,611
*Groupe Eurotunnel SA	545,525	4,009,755
#Lafarge SA	467,217	25,439,826
Lagardere SCA	238,722	8,789,241
*Natixis SA	1,614,867	8,602,518
#*Peugeot SA	325,797	9,660,639
PPR SA	161,317	21,595,571
#*Renault SA	500,084	22,360,817
*Rexel SA	91,952	1,522,977
Safran SA	256,763	6,928,081
Sanofi-Aventis SA ADR	148,200	4,318,548
SCOR SE	199,135	4,367,361
Societe Generale Paris SA	996,332	57,220,745
STMicroelectronics NV	1,542,301	12,664,801
Vivendi SA	2,798,643	67,126,016

TOTAL FRANCE		533,531,663

GERMANY — (7.8%)
Allianz SE	481,474	55,662,531
Allianz SE Sponsored ADR	2,834,240	32,933,869
Bayerische Motoren Werke AG	915,762	49,291,676
#*Commerzbank AG	1,163,573	10,533,284
*Daimler AG (5529027)	1,684,003	90,478,600
*Daimler AG (D1668R123)	404,583	21,867,711
Deutsche Bank AG (5750355)	774,190	54,058,817
#Deutsche Bank AG (D18190898)	280,474	19,700,494
*Deutsche Lufthansa AG	464,311	7,572,301
#*Deutsche Postbank AG	124,712	3,986,242
Deutsche Telekom AG	2,852,483	38,309,311
#Deutsche Telekom AG Sponsored ADR	3,099,741	41,474,535
*E.ON AG	718,308	21,517,569
Fraport AG	41,329	2,148,510
Generali Deutschland Holding AG	16,774	2,009,647
Hannover Rueckversicherung AG	110,141	5,305,312
Heidelberger Zement AG	201,967	10,234,847
Linde AG	81,709	9,559,723
Munchener Rueckversicherungs-Gesellschaft AG	412,644	57,260,135
Porsche Automobil Holding SE	190,907	9,710,472
Salzgitter AG	79,216	5,313,494
SCA Hygiene Products SE	3,195	1,458,316
Suedzucker AG	11,782	228,528
ThyssenKrupp AG	368,208	10,951,048
#Volkswagen AG	36,942	3,508,874

TOTAL GERMANY		565,075,846

GREECE — (0.1%)
*Agricultural Bank of Greece S.A.	260,649	414,252
*Alpha Bank A.E.	278,473	2,116,093

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
*EFG Eurobank Ergasias S.A.	385,650	$2,968,965
Hellenic Petroleum S.A.	355,700	2,793,190
#National Bank of Greece S.A. ADR	619,230	1,795,767
*Piraeus Bank S.A.	121,000	800,547

TOTAL GREECE		10,888,814

HONG KONG — (1.8%)
Cathay Pacific Airways, Ltd.	994,000	2,213,811
Cheung Kong Holdings, Ltd.	2,147,000	25,926,398
*Dah Sing Financial Holdings, Ltd.	139,200	851,877
Great Eagle Holdings, Ltd.	471,721	1,235,020
Hang Lung Group, Ltd.	765,000	4,493,110
#Henderson Land Development Co., Ltd.	1,995,000	12,422,712
Hong Kong & Shanghai Hotels, Ltd.	1,170,337	1,861,248
Hopewell Holdings, Ltd.	689,669	2,180,193
Hutchison Whampoa, Ltd.	5,568,000	36,698,095
Hysan Development Co., Ltd.	1,029,302	3,204,384
New World Development Co., Ltd.	4,223,666	7,552,296
Pacific Basin Shipping, Ltd.	301,000	229,056
Sino Land Co., Ltd.	1,162,182	2,201,446
Sun Hung Kai Properties, Ltd.	734,827	10,792,732
Wharf Holdings, Ltd.	844,990	4,623,905
Wheelock & Co., Ltd.	3,482,000	10,770,945

TOTAL HONG KONG		127,257,228

IRELAND — (0.1%)
#Bank of Ireland P.L.C. Sponsored ADR	184,942	817,444
#CRH P.L.C. Sponsored ADR	283,801	5,968,335

TOTAL IRELAND		6,785,779

ISRAEL — (0.4%)
*Bank Hapoalim B.M.	2,529,478	10,208,833
*Bank Leumi Le-Israel B.M.	3,007,894	12,766,944
*Israel Discount Bank, Ltd.	708,867	1,292,588
*NICE Systems, Ltd. Sponsored ADR	107,741	3,088,934

TOTAL ISRAEL		27,357,299

ITALY — (2.0%)
*Banca Monte Dei Paschi di Siena SpA	5,698,737	7,478,382
Banca Popolare di Milano Scarl	646,616	3,420,487
Banco Popolare Scarl	426,228	2,711,743
Fiat SpA	284,123	3,638,834
Fondiaria - SAI SpA	55,722	595,146
Intesa Sanpaolo SpA	10,741,131	35,451,617
Italcementi SpA	235,678	1,929,593
Telecom Italia SpA	5,476,933	6,970,737
Telecom Italia SpA Sponsored ADR	1,874,500	23,862,385
UniCredit SpA	15,858,749	44,352,930
Unione di Banche Italiane ScpA	1,533,872	16,451,882
#Unipol Gruppo Finanziario SpA	1,822,774	1,374,764

TOTAL ITALY		148,238,500

JAPAN — (17.4%)
#77 Bank, Ltd. (The)	737,372	3,908,095
#AEON Co., Ltd.	1,886,800	20,195,313
Aisin Seiki Co., Ltd.	346,600	9,644,827
Ajinomoto Co., Inc.	1,342,000	12,688,037
Alfresa Holdings Corp.	70,500	3,250,707
Amada Co., Ltd.	644,000	4,197,301
Aozora Bank, Ltd.	943,000	1,249,964

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Asahi Kasei Corp.	692,000	$3,614,606
#Asatsu-DK, Inc.	32,500	779,791
Awa Bank, Ltd. (The)	65,600	400,565
Bank of Iwate, Ltd. (The)	19,600	1,090,208
Bank of Kyoto, Ltd. (The)	666,400	5,551,325
Bank of Yokohama, Ltd. (The)	1,261,000	5,803,269
Bridgestone Corp.	1,639,700	29,296,905
Canon Marketing Japan, Inc.	124,900	1,696,069
#*Casio Computer Co., Ltd.	249,300	1,789,422
Chiba Bank, Ltd. (The)	881,000	5,376,211
Chudenko Corp.	40,900	460,530
Chugoku Bank, Ltd. (The)	337,800	3,931,891
Chuo Mitsui Trust Holdings, Inc.	856,689	3,032,993
Citizen Holdings Co., Ltd.	377,500	2,263,555
Coca-Cola West Co., Ltd.	109,007	1,974,037
Comsys Holdings Corp.	151,700	1,451,810
Cosmo Oil Co., Ltd.	1,212,364	2,886,587
Credit Saison Co., Ltd.	298,900	3,788,538
Dai Nippon Printing Co., Ltd.	1,715,000	20,700,620
Daicel Chemical Industries, Ltd.	515,000	3,639,948
Daido Steel Co., Ltd.	398,000	1,900,562
Daihatsu Motor Co., Ltd.	78,000	917,597
#Dainippon Sumitomo Pharma Co., Ltd.	311,900	2,335,680
Daishi Bank, Ltd. (The)	573,932	1,984,522
Daiwa House Industry Co., Ltd.	916,000	8,995,948
Daiwa Securities Group, Inc.	3,822,000	16,524,992
Denso Corp.	416,588	11,927,905
DIC Corp.	123,000	202,225
*Fuji Heavy Industries, Ltd.	1,318,000	7,241,702
Fuji Television Network, Inc.	961	1,392,885
FUJIFILM Holdings Corp.	1,327,000	41,323,782
Fujikura, Ltd.	624,000	2,933,976
Fukuoka Financial Group, Inc.	1,560,000	6,485,889
Glory, Ltd.	77,800	1,811,250
Gunma Bank, Ltd. (The)	722,397	3,871,546
#*H2O Retailing Corp.	198,000	1,228,759
Hachijuni Bank, Ltd. (The)	993,231	5,671,896
Hakuhodo Dy Holdings, Inc.	31,000	1,572,796
Hankyu Hanshin Holdings, Inc.	475,000	2,146,524
Higo Bank, Ltd. (The)	376,000	2,055,430
#Hiroshima Bank, Ltd. (The)	300,000	1,178,536
Hitachi Capital Corp.	88,300	1,171,161
Hitachi High-Technologies Corp.	118,800	2,270,560
Hitachi Transport System, Ltd.	111,000	1,604,950
*Hitachi, Ltd.	5,329,000	22,115,973
#*Hitachi, Ltd. Sponsored ADR	144,840	6,058,657
Hokkoku Bank, Ltd. (The)	435,409	1,712,716
*Hokuhoku Financial Group, Inc.	2,059,000	3,637,106
#House Foods Corp.	119,500	1,745,829
Hyakugo Bank, Ltd. (The)	475,028	2,087,115
Hyakujishi Bank, Ltd. (The)	329,000	1,233,923
Idemitsu Kosan Co., Ltd.	51,124	3,807,469
#*Inpex Corp.	2,294	11,221,914
Isetan Mitsukoshi Holdings, Ltd.	747,500	7,060,593
ITOCHU Corp.	1,449,200	11,279,025
Iyo Bank, Ltd. (The)	499,000	4,417,143
J Front Retailing Co., Ltd.	928,000	4,188,702
Joyo Bank, Ltd. (The)	1,294,000	5,227,214
JS Group Corp.	561,100	11,307,176
JTEKT Corp.	233,600	2,260,795
Juroku Bank, Ltd.	400,000	1,367,360

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
*JX Holdings, Inc.	5,279,233	$28,597,500
Kagoshima Bank, Ltd. (The)	358,143	2,234,451
#Kajima Corp.	1,481,000	3,516,475
Kamigumi Co., Ltd.	519,000	4,068,179
Kandenko Co., Ltd.	129,000	763,826
Kaneka Corp.	580,542	3,585,217
*Kansai Paint Co., Ltd.	64,000	543,495
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,831,817
*Keiyo Bank, Ltd. (The)	384,000	1,920,635
Kewpie Corp.	131,300	1,574,259
Kinden Corp.	285,000	2,568,922
*Kobe Steel, Ltd.	3,785,000	7,922,670
Kuraray Co., Ltd.	30,500	381,584
Kyocera Corp.	327,900	29,213,531
Kyocera Corp. Sponsored ADR	13,600	1,216,384
Kyowa Hakko Kirin Co., Ltd.	478,000	4,900,847
Mabuchi Motor Co., Ltd.	34,400	1,727,318
Marui Group Co., Ltd.	542,642	3,806,309
Maruichi Steel Tube, Ltd.	75,300	1,500,090
Mazda Motor Corp.	3,005,000	7,257,082
Medipal Holdings Corp.	306,000	3,545,899
#Meiji Holdings Co., Ltd.	144,395	6,196,103
Mitsubishi Chemical Holdings Corp.	2,534,000	13,042,417
Mitsubishi Gas Chemical Co., Inc.	589,000	3,299,576
Mitsubishi Heavy Industries, Ltd.	8,918,000	33,372,403
Mitsubishi Logistics Corp.	205,000	2,352,721
*Mitsubishi Materials Corp.	2,316,000	6,160,410
#Mitsubishi Tanabe Pharma Corp.	655,000	9,579,698
#Mitsubishi UFJ Financial Group, Inc. ADR	4,677,874	23,295,813
Mitsui & Co., Ltd. Sponsored ADR	10,292	2,648,749
Mitsui Chemicals, Inc.	1,443,800	4,269,015
#*Mitsui Engineering & Shipbuilding Co., Ltd.	1,025,000	2,130,923
Mitsui Mining & Smelting Co., Ltd.	359,000	981,436
Mitsui O.S.K. Lines, Ltd.	546,000	3,690,179
Mitsumi Electric Co., Ltd.	137,400	2,293,922
#Mizuho Financial Group, Inc. ADR	349,173	1,127,829
Mizuho Securities Co., Ltd.	1,006,000	2,282,270
MS&AD Insurance Group Holdings, Inc.	746,653	16,522,629
Nagase & Co., Ltd.	235,889	2,585,934
Namco Bandai Holdings, Inc.	315,800	2,823,890
Nanto Bank, Ltd. (The)	323,000	1,681,160
NEC Corp.	5,322,101	14,341,450
Nippon Express Co., Ltd.	1,716,238	6,958,907
Nippon Kayaku Co., Ltd.	6,000	53,940
Nippon Meat Packers, Inc.	379,536	4,979,408
Nippon Paper Group, Inc.	192,200	5,113,620
Nippon Sheet Glass Co., Ltd.	1,171,739	2,880,189
Nippon Shokubai Co., Ltd.	234,000	2,424,515
*Nippon Steel Corp.	856,000	2,919,708
Nippon Television Network Corp.	10,790	1,507,703
Nippon Yusen K.K.	2,826,000	11,936,817
Nishi-Nippon Bank, Ltd.	1,236,569	3,591,810
*Nissan Motor Co., Ltd.	4,831,600	36,992,306
#Nisshin Seifun Group, Inc.	394,500	4,818,569
#Nisshin Steel Co., Ltd.	1,248,000	2,092,242
Nisshinbo Holdings, Inc.	305,000	3,152,955
*NKSJ Holdings, Inc.	1,060,000	6,195,960
NOK Corp.	162,200	2,650,632
*Nomura Real Estate Holdings, Inc.	152,200	1,871,478
NTN Corp.	636,000	2,753,626
Obayashi Corp.	1,650,682	7,030,616

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	$1,061,674
Oji Paper Co., Ltd.	1,769,000	8,537,437
Ono Pharmaceutical Co., Ltd.	92,600	3,836,638
#Onward Holdings Co., Ltd.	278,000	2,089,793
Panasonic Corp. Sponsored ADR	283,054	3,753,296
Panasonic Electric Works Co., Ltd.	575,000	7,289,357
Rengo Co., Ltd.	305,000	1,969,630
Ricoh Co., Ltd.	1,541,000	21,282,539
Rohm Co., Ltd.	206,000	12,982,000
San-in Godo Bank, Ltd. (The)	309,900	2,276,080
*Sankyo Co., Ltd.	57,500	2,811,543
Sapporo Hokuyo Holdings, Inc.	515,300	2,440,962
#SBI Holdings, Inc.	36,710	4,870,374
Seiko Epson Corp.	260,800	3,417,985
Seino Holdings Co., Ltd.	295,000	1,978,577
Sekisui Chemical Co., Ltd.	867,000	5,849,555
#Sekisui House, Ltd.	1,224,000	10,841,805
Seven & I Holdings Co., Ltd.	1,295,500	30,922,403
Sharp Corp.	2,192,000	23,997,417
Shiga Bank, Ltd.	345,185	2,105,623
Shimachu Co., Ltd.	70,700	1,287,476
Shimizu Corp.	1,371,000	5,168,641
#*Shinsei Bank, Ltd.	1,542,000	1,418,442
Shizuoka Bank, Ltd.	919,000	7,636,130
Showa Denko K.K.	1,456,000	2,876,990
Showa Shell Sekiyu K.K.	282,300	2,077,550
SKY Perfect JSAT Holdings, Inc.	3,029	1,070,235
Sohgo Security Services Co., Ltd.	101,300	1,024,369
Sojitz Corp.	2,155,700	3,418,832
Sony Corp.	652,500	20,413,761
Sony Corp. Sponsored ADR	1,801,265	56,235,493
Sumitomo Bakelite Co., Ltd.	347,000	1,807,633
#Sumitomo Chemical Co., Ltd.	1,982,000	8,582,949
Sumitomo Corp.	3,241,900	34,407,925
Sumitomo Electric Industries, Ltd.	2,237,200	26,094,242
Sumitomo Forestry Co., Ltd.	158,000	1,212,696
Sumitomo Heavy Industries, Ltd.	384,000	2,246,669
Sumitomo Mitsui Financial Group, Inc.	327,900	10,105,626
Sumitomo Rubber Industries, Ltd.	230,300	2,276,234
Sumitomo Trust & Banking Co., Ltd.	2,806,000	15,528,689
Suzuken Co., Ltd.	126,100	4,408,665
Suzuki Motor Corp.	123,700	2,589,183
*Taiheiyo Cement Corp.	1,638,800	2,219,926
Taisei Corp.	2,041,703	4,076,497
Taisho Pharmaceutical Co., Ltd.	285,000	5,546,439
Takashimaya Co., Ltd.	492,634	3,817,129
Takata Corp.	39,900	785,542
TDK Corp.	188,500	11,358,224
Teijin, Ltd.	1,876,862	5,962,785
Toda Corp.	385,000	1,230,777
Tokai Rika Co., Ltd.	71,500	1,210,360
Tokuyama Corp.	486,000	2,433,274
Tokyo Broadcasting System, Inc.	64,600	823,002
Tokyo Steel Manufacturing Co., Ltd.	194,300	2,321,030
Tokyo Tatemono Co., Ltd.	568,000	1,848,037
Tokyu Land Corp.	38,000	137,966
Toppan Printing Co., Ltd.	1,260,000	10,368,961
#Tosoh Corp.	1,044,000	2,788,368
TOTO, Ltd.	17,000	115,927
Toyo Seikan Kaisha, Ltd.	346,349	5,561,919
Toyobo Co., Ltd.	743,000	1,272,087

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
JAPAN — (Continued)
Toyota Auto Body Co., Ltd.	105,100	$1,448,628
*Toyota Motor Corp. Sponsored ADR	478,532	33,607,302
Toyota Tsusho Corp.	477,500	7,251,994
TV Asahi Corp.	755	1,069,729
UNY Co., Ltd.	339,550	2,620,992
Wacoal Corp.	139,000	1,818,320
Yamaguchi Financial Group, Inc.	414,148	3,868,893
Yamaha Corp.	297,100	3,292,406
*Yamato Holdings Co., Ltd.	167,300	2,073,806
*Yamato Kogyo Co., Ltd.	12,200	296,696
Yamazaki Baking Co., Ltd.	152,000	1,926,911
*Yokogawa Electric Corp.	370,400	2,185,663
Yokohama Rubber Co., Ltd.	437,000	2,333,022

TOTAL JAPAN		1,257,298,655

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	—

NETHERLANDS — (3.7%)
*Aegon NV	3,278,417	19,692,013
Akzo Nobel NV	120,747	7,106,006
#ArcelorMittal NV	2,446,831	74,909,240
*ING Groep NV	3,093,625	29,667,570
#*ING Groep NV Sponsored ADR	1,273,519	12,251,253
Koninklijke Ahold NV	984,473	12,641,684
Koninklijke DSM NV	443,200	21,014,946
Koninklijke Philips Electronics NV	2,870,499	89,235,240
Philips Electronics NV ADR	137,395	4,275,732

TOTAL NETHERLANDS		270,793,684

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	3,978,964
Fletcher Building, Ltd.	665,798	3,677,561

TOTAL NEW ZEALAND		7,656,525

NORWAY — (0.9%)
DnB NOR ASA Series A	1,603,686	19,844,337
#Marine Harvest ASA	5,002,000	3,759,659
#Norsk Hydro ASA	2,611,753	14,006,524
#Norsk Hydro ASA Sponsored ADR	59,900	327,054
Orkla ASA	2,700,350	22,350,199
*Storebrand ASA	713,900	4,215,650

TOTAL NORWAY		64,503,423

PORTUGAL — (0.1%)
#Banco BPI SA	147,628	327,127
#Banco Comercial Portugues SA	3,941,284	3,402,504
#Banco Espirito Santo SA	747,704	3,575,116
Cimpor Cimentos de Portugal SA	129,009	783,986

TOTAL PORTUGAL		8,088,733

SINGAPORE — (1.5%)
*CapitaLand, Ltd.	4,422,000	12,907,147
DBS Group Holdings, Ltd.	3,167,632	33,619,538
Fraser & Neave, Ltd.	2,502,450	10,122,784
Golden Agri-Resources, Ltd.	13,635,000	5,778,720
#*Neptune Orient Lines, Ltd.	1,079,004	1,631,935
Overseas-Chinese Banking Corp., Ltd.	1,659,203	11,041,608
Singapore Airlines, Ltd.	1,582,600	18,208,179
Singapore Airport Terminal Services, Ltd.	607,078	1,305,999

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Singapore Land, Ltd.	532,000	$2,609,539
United Industrial Corp., Ltd.	1,401,000	2,226,354
UOL Group, Ltd.	1,376,600	4,008,040
*Venture Corp., Ltd.	188,000	1,266,405
#Wheelock Properties, Ltd.	500,000	695,546

TOTAL SINGAPORE		105,421,794

SPAIN — (2.3%)
#Acciona SA	93,126	8,197,958
#Acerinox SA	86,085	1,475,653
#Banco de Sabadell SA	3,378,296	19,183,142
#Banco Espanol de Credito SA	400,117	4,066,720
#Banco Popular Espanol SA	2,732,006	18,051,033
Banco Santander SA	93,255	1,211,487
Banco Santander SA Sponsored ADR	1,523,394	19,453,741
#Cia Espanola de Petroleos SA	15,060	338,320
Criteria Caixacorp SA	2,266,101	11,055,269
#Fomento de Construcciones y Contratas SA	41,871	1,086,779
#Gas Natural SDG SA	583,366	9,740,116
Iberdrola Renovables SA	1,757,347	6,142,882
Mapfre SA	2,629	8,647
#Repsol YPF SA	1,204,043	28,389,992
Repsol YPF SA Sponsored ADR	1,432,181	33,871,081
#*Sacyr Vallehermoso SA	234,792	1,203,567

TOTAL SPAIN		163,476,387

SWEDEN — (3.0%)
*Boliden AB	148,536	1,765,994
Holmen AB Series A	6,300	171,568
#Nordea Bank AB	6,583,962	65,709,237
#Skandinaviska Enskilda Banken AB Series A	2,963,486	20,339,824
#Skandinaviska Enskilda Banken AB Series C	9,800	66,845
#SSAB AB Series A	507,586	7,348,921
SSAB AB Series B	233,785	3,007,330
Svenska Cellulosa AB	57,000	845,469
Svenska Cellulosa AB Series B	1,586,671	22,887,530
Svenska Handelsbanken AB Series A	653,561	18,727,914
#*Swedbank AB Series A	1,162,643	13,270,285
Tele2 AB Series B	633,853	11,243,784
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	952,162	10,473,782
TeliaSonera AB	4,002,024	28,938,277
*Volvo AB Series A	629,517	7,405,312
#*Volvo AB Series B	617,284	7,692,978

TOTAL SWEDEN		219,895,050

SWITZERLAND — (6.7%)
#Adecco SA	351,751	17,934,266
#Baloise Holding AG	200,163	16,038,069
Banque Cantonale Vaudoise AG	7,063	3,149,326
Compagnie Financiere Richemont SA Series A	1,198,104	46,776,022
Credit Suisse Group AG	1,627,939	73,790,304
#Credit Suisse Group AG Sponsored ADR	840,377	38,127,904
Givaudan SA	14,257	13,149,865
#Holcim, Ltd. AG	739,477	49,383,332
*Lonza Group AG	495	38,493
#*Novartis AG ADR	276,392	13,471,346
#PSP Swiss Property AG	95,780	6,321,931
St. Galler Kantonalbank AG	5,534	2,564,187
Swatch Group AG	34,658	10,740,112
Swiss Life Holding AG	123,557	12,983,297

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Swiss Reinsurance Co., Ltd. AG	931,611	$42,900,596
#*UBS AG	3,481,616	59,101,071
Zurich Financial Services AG	322,634	75,295,409

TOTAL SWITZERLAND		481,765,530

UNITED KINGDOM — (17.0%)
*Anglo American P.L.C.	1,042,478	41,220,701
Associated British Foods P.L.C.	1,497,803	24,123,051
Aviva P.L.C.	7,396,866	41,421,065
#Barclays P.L.C. Sponsored ADR	3,792,231	79,143,861
#BP P.L.C. Sponsored ADR	72,482	2,788,383
#*British Airways P.L.C.	3,372,757	11,605,314
Carnival P.L.C.	658,867	23,796,369
#Carnival P.L.C. ADR	241,674	8,796,934
*easyJet P.L.C.	687,918	4,315,441
HSBC Holdings P.L.C. Sponsored ADR	1,739,516	88,854,477
International Power P.L.C.	6,483,180	36,349,911
Investec P.L.C.	663,037	5,145,620
Kazakhmys P.L.C.	690,345	13,154,205
Kingfisher P.L.C.	10,285,817	34,741,863
Legal & General Group P.L.C.	15,055,872	21,135,511
*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	12,285,650
Mondi P.L.C.	1,450,865	10,253,877
Old Mutual P.L.C.	11,201,478	21,235,053
Pearson P.L.C.	729,663	11,344,263
#Pearson P.L.C. Sponsored ADR	1,845,066	28,912,184
#*Resolution, Ltd.	90,026	331,195
Rexam P.L.C.	4,277,874	20,746,681
*Rolls-Royce Group P.L.C.	23,870	217,236
*Royal Bank of Scotland Group P.L.C.	15,142,602	11,854,904
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	333,548	5,256,716
#Royal Dutch Shell P.L.C. ADR	3,028,045	161,758,164
RSA Insurance Group P.L.C.	12,718,743	25,431,721
SABmiller P.L.C.	1,129,335	34,288,358
Sainsbury (J.) P.L.C.	5,529,939	29,827,705
Thomas Cook Group P.L.C.	1,959,918	5,593,232
Tomkins P.L.C. Sponsored ADR	330,800	6,708,624
Vodafone Group P.L.C.	34,976,333	81,553,788
Vodafone Group P.L.C. Sponsored ADR	8,066,329	189,397,405
Whitbread P.L.C.	338,154	7,470,071
William Morrison Supermarkets P.L.C.	8,127,143	33,795,796
*Wolseley P.L.C.	889,796	20,069,554
WPP P.L.C.	1,259,793	13,396,417
WPP P.L.C. Sponsored ADR	30,001	1,599,653
Xstrata P.L.C.	3,843,909	61,145,696

TOTAL UNITED KINGDOM		1,231,066,649

TOTAL COMMON STOCKS		6,506,296,314

RIGHTS/WARRANTS — (0.0%)
UNITED KINGDOM — (0.0%)
*Resolution, Ltd. Rights 08/05/10	1,530,459	2,089,314

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $11,380,000 FHLMC 4.00%, 12/15/38, valued at $11,116,374) to be repurchased at $10,951,173	$10,951	$10,951,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.0%)
§@DFA Short Term Investment Fund	719,854,420	$719,854,420
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $739,972) to be repurchased at $725,475	$725	725,463

TOTAL SECURITIES LENDING COLLATERAL		720,579,883

TOTAL INVESTMENTS — (100.0%) (Cost $6,063,409,817)##		$7,239,916,511

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,788,969	$378,560,407	—	$383,349,376
Austria	—	32,885,787	—	32,885,787
Belgium	3,937,347	38,563,170	—	42,500,517
Canada	666,570,633	—	—	666,570,633
Denmark	—	95,663,212	—	95,663,212
Finland	1,749,465	54,475,765	—	56,225,230
France	9,649,636	523,882,027	—	533,531,663
Germany	115,976,609	449,099,237	—	565,075,846
Greece	1,795,767	9,093,047	—	10,888,814
Hong Kong	—	127,257,228	—	127,257,228
Ireland	6,785,779	—	—	6,785,779
Israel	3,088,934	24,268,365	—	27,357,299
Italy	23,862,385	124,376,115	—	148,238,500
Japan	162,736,983	1,094,561,672	—	1,257,298,655
Malaysia	—	—	—	—
Netherlands	16,526,985	254,266,699	—	270,793,684
New Zealand	—	7,656,525	—	7,656,525
Norway	327,054	64,176,369	—	64,503,423
Portugal	—	8,088,733	—	8,088,733
Singapore	1,266,405	104,155,389	—	105,421,794
Spain	54,536,309	108,940,078	—	163,476,387
Sweden	10,473,782	209,421,268	—	219,895,050
Switzerland	51,599,250	430,166,280	—	481,765,530
United Kingdom	585,502,051	645,564,598	—	1,231,066,649

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
United Kingdom	$2,089,314	—	—	$2,089,314
Temporary Cash Investments	—	$10,951,000	—	10,951,000
Securities Lending Collateral	—	720,579,883	—	720,579,883

TOTAL	$1,723,263,657	$5,516,652,854	—	$7,239,916,511

See accompanying Notes to Schedules of Investments.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (88.8%)
Consumer Discretionary — (19.8%)
#*ABILIT Corp.	310,400	$298,211
*Accordia Golf Co., Ltd.	1,465	1,366,063
Aeon Fantasy Co., Ltd.	60,432	636,790
Aichi Machine Industry Co., Ltd.	285,000	918,559
Aigan Co., Ltd.	61,600	324,119
Aisan Industry Co., Ltd.	126,600	991,733
#Akebono Brake Industry Co., Ltd.	283,800	1,301,741
Alpen Co., Ltd.	34,000	539,113
*Alpha Corp.	31,700	292,420
*Alpine Electronics, Inc.	197,100	2,378,468
Amiyaki Tei Co., Ltd.	239	652,568
*Amuse, Inc.	29,999	317,172
#*Anrakutei Co., Ltd.	50,000	247,439
AOI Advertising Promotion, Inc.	39,000	202,696
AOKI Holdings, Inc.	109,900	1,640,763
Aoyama Trading Co., Ltd.	163,500	2,584,394
*Arnest One Corp.	103,700	1,163,184
#Asahi Co., Ltd.	19,800	293,839
#*Asahi Tec Corp.	1,821,000	718,362
#Asatsu-DK, Inc.	89,500	2,147,426
#ASKUL Corp.	45,200	887,944
Asti Corp.	46,000	145,131
#*Atom Corp.	139,300	372,491
Atsugi Co., Ltd.	701,000	867,695
Autobacs Seven Co., Ltd.	58,500	2,175,334
Avex Group Holdings, Inc.	145,800	1,840,878
Bals Corp.	147	167,204
*Best Denki Co., Ltd.	224,500	587,614
#Bic Camera, Inc.	1,790	739,639
Bookoff Corp.	22,900	216,454
*Calsonic Kansei Corp.	506,000	1,524,195
#Can Do Co., Ltd.	102	107,400
*Carchs Holdings Co., Ltd.	710,600	214,109
*CHI Group Co., Ltd.	8,500	34,602
#Chiyoda Co., Ltd.	115,900	1,415,298
Chofu Seisakusho Co., Ltd.	93,500	2,006,723
Chori Co., Ltd.	658,000	759,747
Chuo Spring Co., Ltd.	205,000	771,619
#*Clarion Co., Ltd.	470,000	1,008,369
Cleanup Corp.	105,700	618,508
#Colowide Co., Ltd.	200,450	1,058,962
#*Columbia Music Entertainment, Inc.	426,000	143,173
Corona Corp.	81,100	726,786
Cross Plus, Inc.	22,000	205,018
#Culture Convenience Club Co., Ltd.	285,400	1,205,388
#*Daido Metal Co., Ltd.	144,000	495,400
#Daidoh, Ltd.	107,500	870,848
#*Daiei, Inc. (The)	233,150	1,115,902
Daikoku Denki Co., Ltd.	36,900	502,586
Daimaruenawin Co., Ltd.	400	2,892
Dainichi Co., Ltd.	57,700	384,754
Daisyo Corp.	59,500	731,272
#Daiwabo Holdings Co., Ltd.	466,000	964,208
DCM Holdings Co., Ltd.	247,300	1,271,027
Descente, Ltd.	239,000	1,341,914
#Doshisha Co., Ltd.	52,400	1,176,955
Doutor Nichires Holdings Co., Ltd.	134,186	1,751,703
*Dynic Corp.	127,000	215,924

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Eagle Industry Co., Ltd.	102,000	$729,981
*Econach Co., Ltd.	177,000	77,628
#Edion Corp.	266,500	2,036,935
Exedy Corp.	119,000	3,424,315
F&A Aqua Holdings, Inc.	60,638	563,863
*FCC Co., Ltd.	74,800	1,445,466
Fine Sinter Co., Ltd.	49,000	142,273
#Foster Electric Co., Ltd.	81,900	2,210,334
France Bed Holdings Co., Ltd.	715,000	1,049,642
F-Tech, Inc.	14,300	218,264
Fuji Co., Ltd.	93,300	1,655,959
Fuji Corp, Ltd.	113,900	406,266
#*Fuji Kiko Co., Ltd.	151,000	352,568
#Fuji Kyuko Co., Ltd.	337,000	1,805,046
Fuji Oozx, Inc.	6,000	20,100
Fujibo Holdings, Inc.	134,000	198,420
Fujikura Rubber, Ltd.	74,000	286,076
Fujita Kanko, Inc.	398,100	1,633,796
Fujitsu General, Ltd.	273,000	1,508,570
Funai Electric Co., Ltd.	34,100	1,214,566
Furukawa Battery Co., Ltd.	71,000	469,084
*Futaba Industrial Co., Ltd.	118,600	819,691
G-7 Holdings, Inc.	29,200	177,252
*Gajoen Kanko Co.	37,000	—
#Gakken Holdings Co., Ltd.	322,000	672,137
Genki Sushi Co., Ltd.	19,200	222,664
GEO Co., Ltd.	1,255	1,531,997
#GLOBERIDE, Inc.	433,000	485,271
#*Goldwin, Inc.	175,000	354,647
Gourmet Kineya Co., Ltd.	67,000	399,016
#*GSI Creos Corp.	194,000	237,778
#Gulliver International Co., Ltd.	8,380	411,343
Gunze, Ltd.	624,000	1,939,196
#*H2O Retailing Corp.	181,000	1,123,260
Hakuyosha Co., Ltd.	88,000	261,849
Happinet Corp.	36,100	437,890
Haruyama Trading Co., Ltd.	49,900	224,947
*Haseko Corp.	3,204,000	2,589,515
*Heiwa Corp.	135,800	1,512,915
Hiday Hidaka Corp.	12,600	155,847
Hikari Tsushin, Inc.	79,100	1,427,532
Himaraya Co., Ltd.	35,900	165,162
HIS Co., Ltd.	97,500	2,234,176
#Hitachi Koki Co., Ltd.	165,200	1,468,738
Honeys Co., Ltd.	24,310	407,528
Horipro, Inc.	47,000	362,195
*Hoshizaki Electric Co., Ltd.	9,700	170,209
*I Metal Technology Co., Ltd.	150,000	203,225
Ichibanya Co., Ltd.	10,200	262,082
Ichikawa Co., Ltd.	63,000	107,515
#*Ichikoh Industries, Ltd.	289,000	560,505
#Ikyu Corp.	294	195,060
#Imasen Electric Industrial Co., Ltd.	54,400	707,248
Imperial Hotel, Ltd.	10,250	224,549
#*Impress Holdings, Inc.	112,400	182,260
Intage, Inc.	4,900	95,645
Ishizuka Glass Co., Ltd.	109,000	215,617
*Izuhakone Railway Co., Ltd.	300	18,751
#*Izutsuya Co., Ltd.	350,000	235,072
#*Janome Sewing Machine Co., Ltd.	242,000	182,398
Japan Vilene Co., Ltd.	132,000	583,056

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Japan Wool Textile Co., Ltd. (The)	295,000	$2,203,602
Jeans Mate Corp.	38,208	104,361
*Jidosha Buhin Kogyo Co., Ltd.	82,000	315,342
Joban Kosan Co., Ltd.	221,000	322,193
#Joshin Denki Co., Ltd.	196,000	1,911,283
Juntendo Co., Ltd.	31,000	42,457
#*JVC Kenwood Holdings, Inc.	247,730	846,891
Kabuki-Za Co., Ltd.	39,000	1,607,893
#Kadokawa Holdings, Inc.	88,800	1,852,204
Kanto Auto Works, Ltd.	160,600	1,195,400
#Kappa Create Co., Ltd.	16,350	336,520
Kasai Kogyo Co., Ltd.	119,000	427,015
#Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	464,077
#*Kawashima Selkon Textiles Co., Ltd.	323,000	231,633
Kayaba Industry Co., Ltd.	660,000	2,600,935
Keihin Corp.	95,900	1,730,308
#Keiyo Co., Ltd.	173,700	932,806
Kentucky Fried Chicken Japan, Ltd.	78,000	1,669,518
#Kimoto Co., Ltd.	6,900	36,925
#*Kinki Nippon Tourist Co., Ltd.	87,000	80,403
#Kinugawa Rubber Industrial Co., Ltd.	198,000	896,075
#Kisoji Co., Ltd.	85,300	1,786,456
Koekisha Co., Ltd.	13,600	220,567
#Kohnan Shoji Co., Ltd.	91,600	990,667
#Kojima Co., Ltd.	103,700	609,211
Komatsu Seiren Co., Ltd.	145,000	558,100
Komeri Co., Ltd.	77,300	1,814,327
Konaka Co., Ltd.	104,960	295,825
Kourakuen Corp.	6,600	91,935
K’s Holdings Corp.	156,927	3,453,968
KU Holdings Co., Ltd.	68,200	233,367
Kura Corp.	54,800	886,840
Kurabo Industries, Ltd.	856,000	1,367,011
Kuraudia Co., Ltd.	4,800	63,383
Kuroganeya Co., Ltd.	14,000	50,969
*Kyoritsu Maintenance Co., Ltd.	46,160	673,694
Kyoto Kimono Yuzen Co., Ltd.	55,700	554,721
Kyowa Leather Cloth Co., Ltd.	73,500	281,732
#*Laox Co., Ltd.	706,000	818,138
#*Look, Inc.	248,000	431,866
*Mamiya-Op Co., Ltd.	285,000	217,194
Marche Corp.	23,000	183,167
#Mars Engineering Corp.	41,000	710,520
*Maruei Department Store Co., Ltd.	142,000	164,441
Maruzen Co., Ltd.	46,000	253,639
#*Matsuya Co., Ltd.	151,800	1,091,080
Matsuya Foods Co., Ltd.	52,500	759,569
Megane TOP Co., Ltd.	28,900	188,113
*Meiko Network Japan Co., Ltd.	2,500	17,726
*Meiwa Industry Co., Ltd.	37,000	54,781
*Mikuni Corp.	108,000	156,212
*Misawa Homes Co., Ltd,	92,600	452,546
Misawa Resort Co., Ltd.	187,000	359,534
*Mitsuba Corp.	143,690	718,770
Mitsui Home Co., Ltd.	146,000	706,886
#Mizuno Corp.	414,000	1,866,619
MOS Food Services, Inc.	109,500	1,876,961
MR Max Corp.	123,800	540,422
*Musashi Seimitsu Industry Co., Ltd.	48,300	997,748
#*Naigai Co., Ltd.	2,705,000	1,342,136
Nexyz Corp.	1,920	67,035

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Nice Holdings, Inc.	327,000	$668,613
Nidec Copal Corp.	95,100	1,505,472
#Nidec Tosok Corp.	61,000	1,359,574
Nifco, Inc.	162,700	3,692,838
Nihon Tokushu Toryo Co., Ltd.	56,000	198,926
Nippon Felt Co., Ltd.	67,200	310,158
*Nippon Piston Ring Co., Ltd.	277,000	375,782
Nippon Seiki Co., Ltd.	148,400	1,627,513
*Nishimatsuya Chain Co., Ltd.	220,900	2,057,648
Nissan Shatai Co., Ltd.	344,023	2,435,863
#Nissen Holdings Co., Ltd.	185,600	682,710
*Nissin Kogyo Co., Ltd.	116,300	1,696,650
Nittan Valve Co., Ltd.	82,800	263,220
*Nitto Kako Co., Ltd.	98,000	74,426
Noritsu Koki Co., Ltd.	85,400	578,505
Omikenshi Co., Ltd.	127,000	77,759
#Onward Holdings Co., Ltd.	300,000	2,255,173
Pacific Industrial Co., Ltd.	181,000	836,498
Pal Co., Ltd.	8,250	332,741
#PanaHome Corp.	383,200	2,350,135
Parco Co., Ltd.	263,300	1,914,611
#Paris Miki Holdings, Inc.	152,500	1,215,904
PGM Holdings K.K.	1,524	934,367
#*PIA Corp.	28,800	257,636
Piolax, Inc.	44,500	851,697
#*Pioneer Electronic Corp.	617,500	2,252,876
*Plenus Co., Ltd.	41,000	635,311
*Point, Inc.	30,720	1,547,242
*Press Kogyo Co., Ltd.	375,000	1,085,650
Resorttrust, Inc.	129,308	1,856,557
#Rhythm Watch Co., Ltd.	443,000	736,958
Right On Co., Ltd.	67,325	402,686
Riken Corp.	345,000	1,201,631
#Ringer Hut Co., Ltd.	67,800	794,900
Riso Kyoiku Co., Ltd.	5,002	252,935
Roland Corp.	88,300	1,044,319
Round One Corp.	120,700	543,020
#Royal Holdings Co., Ltd.	130,600	1,308,357
#*Ryohin Keikaku Co., Ltd.	53,200	1,963,429
#*Sagami Chain Co., Ltd.	77,000	437,820
#*Sagami Co., Ltd.	225,000	322,366
Sagami Rubber Industries Co., Ltd.	11,000	27,502
#Saizeriya Co., Ltd.	139,800	2,628,255
#*Sakai Ovex Co., Ltd.	205,000	331,328
Sanden Corp.	470,000	1,538,831
Sanei-International Co., Ltd.	2,300	29,488
*Sangetsu Co., Ltd.	9,125	200,267
Sankyo Seiko Co., Ltd.	21,000	59,774
Sanoh Industrial Co., Ltd.	114,900	888,310
#Sanrio Co., Ltd.	188,200	2,769,534
Sanyo Housing Nagoya Co., Ltd.	354	332,497
Sanyo Shokai, Ltd.	421,000	1,679,650
Scroll Corp.	77,300	275,555
*Seiko Holdings Corp.	391,407	1,233,042
Seiren Co., Ltd.	213,200	1,286,876
Senshukai Co., Ltd.	157,800	910,627
*Seven Seas Holdings Co., Ltd.	776,000	215,039
Shikibo, Ltd.	497,000	603,249
#Shimachu Co., Ltd.	123,600	2,250,807
*Shimojima Co., Ltd.	2,100	29,712
#Shinyei Kaisha	96,000	181,118

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
#Shiroki Corp.	285,000	$648,616
Shobunsha Publications, Inc.	342,100	2,248,538
#Shochiku Co., Ltd.	385,400	2,626,341
*Shoei Co., Ltd.	1,600	15,814
*Showa Corp.	230,200	1,276,698
SKY Perfect JSAT Holdings, Inc.	4,014	1,418,264
SNT Corp.	93,800	243,604
#*Soft99 Corp.	71,500	423,002
Sotoh Co., Ltd.	49,700	462,576
SPK Corp.	16,800	240,767
SRI Sports, Ltd.	12	12,220
St Marc Holdings Co., Ltd.	36,000	1,354,265
Studio Alice Co., Ltd.	20,200	172,911
#Suminoe Textile Co., Ltd.	257,000	479,577
Sumitomo Forestry Co., Ltd.	255,166	1,958,474
*Suzutan Co., Ltd.	9,500	19,058
*SxL Corp.	493,000	314,110
T RAD Co., Ltd.	253,000	701,804
Tac Co., Ltd.	7,600	31,573
Tachikawa Corp.	50,800	211,715
Tachi-S Co., Ltd.	108,140	1,109,470
Tact Home Co., Ltd.	114	95,216
Taiho Kogyo Co., Ltd.	94,600	706,226
Takamatsu Construction Group Co., Ltd.	86,400	1,051,211
Taka-Q Co., Ltd.	51,500	86,204
*Take & Give Needs Co., Ltd.	1,380	81,173
*Takihyo Co., Ltd.	2,000	8,944
Tamron Co., Ltd.	18,200	304,074
*TASAKI & CO., LTD.	626,000	601,753
Taya Co., Ltd.	5,000	39,515
TBK Co., Ltd.	72,000	255,358
*TDF Corp.	11,000	16,124
#Teikoku Piston Ring Co., Ltd.	97,900	773,024
Teikoku Sen-I Co., Ltd.	78,000	429,281
*Telepark Corp.	421	714,875
*Ten Allied Co., Ltd.	50,000	176,169
Tigers Polymer Corp.	59,000	212,934
*Toabo Corp.	130,000	108,051
Toei Co., Ltd.	291,000	1,249,088
*Tokai Kanko Co., Ltd.	505,999	170,411
Tokai Rubber Industries, Ltd.	122,200	1,448,098
*Tokai Senko K.K.	243,000	243,624
#Token Corp.	11,740	339,934
Tokyo Dome Corp.	638,200	1,691,829
#Tokyo Individualized Educational Institute, Inc.	69,100	225,940
Tokyo Kaikan Co., Ltd.	12,000	48,045
Tokyo Soir Co., Ltd.	49,000	109,307
Tokyo Style Co., Ltd.	262,700	2,058,539
Tokyotokeiba Co., Ltd.	790,000	1,116,147
Tokyu Recreation Co., Ltd.	77,000	451,730
#Tomy Co., Ltd.	286,393	2,279,713
#*Tonichi Carlife Group, Inc.	246,000	270,224
Topre Corp.	176,600	1,265,386
Toridoll.corp.	125	228,544
*Totenko Co., Ltd.	57,000	95,527
#Touei Housing Corp.	72,740	764,860
Tow Co., Ltd.	5,400	28,099
Toyo Tire & Rubber Co., Ltd.	706,000	1,635,161
Toyobo Co., Ltd.	2,084,000	3,568,007
#*TS Tech Co., Ltd.	134,500	2,111,148
*Tsukamoto Co., Ltd.	52,000	44,488

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Tsutsumi Jewelry Co., Ltd.	47,500	$1,102,015
TV Tokyo Corp.	4,500	86,015
#*Unipres Corp.	78,600	1,314,122
*United Arrows, Ltd.	37,500	455,021
*Unitika, Ltd.	1,629,000	1,412,381
U-Shin, Ltd.	94,500	866,566
Watabe Wedding Corp.	29,500	348,780
#Watami Food Service Co., Ltd.	99,500	1,917,896
Xebio Co., Ltd.	81,400	1,611,229
Yamatane Corp.	54,000	73,745
Yamato International, Inc.	29,800	124,998
Yellow Hat, Ltd.	73,700	509,272
Yokohama Reito Co., Ltd.	175,000	1,259,738
Yomiuri Land Co., Ltd.	229,000	761,253
Yonex Co., Ltd.	40,000	282,663
#Yorozu Corp.	73,500	1,070,114
#Yoshinoya Holdings Co., Ltd.	2,072	2,375,843
#Zenrin Co., Ltd.	124,700	1,275,198
#Zensho Co., Ltd.	282,900	2,637,621

Total Consumer Discretionary		267,341,118

Consumer Staples — (8.8%)
#*Aderans Holdings Co., Ltd.	142,050	1,737,681
*Aeon Hokkaido Corp.	400,200	1,268,306
Ahjikan Co., Ltd.	10,500	97,601
*Ain Pharmaciez, Inc.	14,600	592,021
*Arcs Co., Ltd.	7,500	100,532
#Ariake Japan Co., Ltd.	99,600	1,521,808
Cawachi, Ltd.	78,900	1,460,233
#Chubu Shiryo Co., Ltd.	89,000	601,915
Chuo Gyorui Co., Ltd.	93,000	187,234
#Circle K Sunkus Co., Ltd.	63,700	851,693
Coca-Cola Central Japan Co., Ltd.	106,300	1,386,862
cocokara fine HOLDINGS, Inc.	36,060	731,189
Cosmos Pharmaceutical Corp.	5,100	128,417
CVS Bay Area, Inc.	51,000	68,957
Daikokutenbussan Co., Ltd.	800	24,683
#*Dr Ci:Labo Co., Ltd.	263	802,317
Dydo Drinco, Inc.	47,800	1,784,387
Echo Trading Co., Ltd.	11,000	130,966
Ensuiko Sugar Refining Co., Ltd.	103,000	170,344
Fancl Corp.	152,800	2,290,972
#*First Baking Co., Ltd.	183,000	250,596
Fuji Oil Co., Ltd.	166,800	2,456,705
Fujicco Co., Ltd.	117,600	1,391,823
#*Fujiya Co., Ltd.	474,000	937,923
Hagoromo Foods Corp.	40,000	531,605
Harashin Narus Holdings Co., Ltd.	61,500	696,736
*Hayashikane Sangyo Co., Ltd.	299,000	328,409
Heiwado Co., Ltd.	146,600	1,824,545
Hohsui Corp.	120,000	164,863
Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	423,012
Hokuto Corp.	101,600	2,002,183
Inageya Co., Ltd.	175,000	1,846,865
#ITO EN, Ltd.	102,700	1,612,459
Itochu-Shokuhin Co., Ltd.	26,500	882,588
Itoham Foods, Inc.	642,800	2,379,002
Izumiya Co., Ltd.	292,000	1,282,167
J-Oil Mills, Inc.	457,000	1,366,993
#Kameda Seika Co., Ltd.	70,000	1,370,593
Kasumi Co., Ltd.	196,100	1,036,104

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
Kato Sangyo Co., Ltd.	104,800	$1,590,930
#Key Coffee, Inc.	75,000	1,324,962
Kirindo Co., Ltd.	28,300	130,292
*Kose Corp.	33,800	783,920
Kyodo Shiryo Co., Ltd.	330,000	385,632
Kyokuyo Co., Ltd.	370,000	771,257
Life Corp.	183,400	2,779,464
Lion Corp.	3,000	15,224
#Mandom Corp.	81,100	2,250,111
Marudai Food Co., Ltd.	443,000	1,304,533
#Maruetsu, Inc. (The)	381,000	1,374,601
Maruha Nichiro Holdings, Inc.	1,589,069	2,542,495
*Maruya Co., Ltd.	10,400	16,822
Matsumotokiyoshi Holdings Co., Ltd.	14,600	325,255
*Maxvalu Tohok Co., Ltd.	18,200	126,648
Maxvalu Tokai Co., Ltd.	59,400	689,622
#Megmilk Snow Brand Co., Ltd.	178,400	3,311,651
#Meito Sangyo Co., Ltd.	55,600	777,609
#Mercian Corp.	350,000	624,922
Mikuni Coca-Cola Bottling Co., Ltd.	166,600	1,379,474
#Milbon Co., Ltd.	42,740	1,064,003
#Ministop Co., Ltd.	66,700	922,770
#Mitsui Sugar Co., Ltd.	434,850	1,512,819
Miyoshi Oil & Fat Co., Ltd.	261,000	406,840
Morinaga & Co., Ltd.	886,000	2,029,267
Morinaga Milk Industry Co., Ltd.	843,000	3,199,657
Morishita Jinton Co., Ltd.	47,800	132,342
Morozoff, Ltd.	108,000	349,777
Nagatanien Co., Ltd.	111,000	1,084,851
#Nakamuraya Co., Ltd.	203,000	1,012,921
#Nichimo Co., Ltd.	112,000	179,938
Nichirei Corp.	511,000	2,200,172
Nihon Chouzai Co., Ltd.	22,380	831,685
Niitaka Co., Ltd.	7,260	73,160
Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,151,822
Nippon Flour Mills Co., Ltd.	557,000	2,896,878
#*Nippon Formula Feed Manufacturing Co., Ltd.	267,000	333,338
Nippon Suisan Kaisha, Ltd.	608,100	2,070,483
Nisshin Oillio Group, Ltd. (The)	525,000	2,625,450
Nissin Sugar Manufacturing Co., Ltd.	149,000	309,962
Nitto Flour Milling Co., Ltd.	64,000	235,663
#Oenon Holdings, Inc.	247,000	532,112
Oie Sangyo Co., Ltd.	20,900	189,905
Okuwa Co., Ltd.	111,000	1,045,653
Olympic Corp.	65,000	475,291
Oriental Yeast Co., Ltd.	101,000	566,428
Pietro Co., Ltd.	10,300	98,175
#Pigeon Corp.	67,800	2,497,694
Poplar Co., Ltd.	25,760	151,932
Prima Meat Packers, Ltd.	671,000	751,574
#Riken Vitamin Co., Ltd.	79,200	2,208,990
#Rock Field Co., Ltd.	47,000	655,120
Ryoshoku, Ltd.	99,500	2,451,471
S Foods, Inc.	70,000	588,551
#Sakata Seed Corp.	157,400	2,117,779
San-A Co., Ltd.	1,300	47,780
Shoei Foods Corp.	44,000	261,957
Showa Sangyo Co., Ltd.	502,000	1,556,286
Sogo Medical Co., Ltd.	23,000	625,795
Sonton Food Industry Co., Ltd.	43,000	334,662
Starzen Co., Ltd.	279,000	775,662

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Staples — (Continued)
#Sugi Holdings Co., Ltd.	60,000	$1,315,792
Takara Holdings, Inc.	429,000	2,314,999
Three F Co., Ltd.	17,700	114,530
Tobu Store Co., Ltd.	215,000	627,231
#TOHO Co., Ltd.	158,000	565,277
Tohto Suisan Co., Ltd.	120,000	192,888
Torigoe Co., Ltd. (The)	84,500	693,862
#Toyo Sugar Refining Co., Ltd.	157,000	190,481
Tsukiji Uoichiba Co., Ltd.	57,000	80,136
Tsuruha Holdings, Inc.	45,200	1,739,486
*Unicafe, Inc.	15,060	87,636
Unimat Offisco Corp.	1,100	17,061
UNY Co., Ltd.	73,200	565,032
Uoriki Co., Ltd.	400	5,170
Valor Co., Ltd.	167,200	1,311,937
Warabeya Nichiyo Co., Ltd.	51,360	624,451
Yaizu Suisankagaku Industry Co., Ltd.	41,000	478,017
Yaoko Co., Ltd.	39,500	1,135,412
Yomeishu Seizo Co., Ltd.	100,000	942,638
Yonekyu Corp.	96,000	840,099
Yuasa Funashoku Co., Ltd.	112,000	253,787
#Yukiguni Maitake Co., Ltd.	104,256	627,881
Yutaka Foods Corp.	6,000	96,853

Total Consumer Staples		118,605,984

Energy — (1.0%)
#*AOC Holdings, Inc.	139,600	659,619
BP Castrol K.K.	69,800	247,604
#*Fuji Kosan Co., Ltd.	264,000	212,804
Itochu Enex Co., Ltd.	290,000	1,452,382
Japan Oil Transportation Co., Ltd.	79,000	171,791
Kanto Natural Gas Development Co., Ltd.	147,000	745,485
Kyoei Tanker Co., Ltd.	115,000	233,610
Mitsuuroko Co., Ltd.	169,100	1,025,330
Modec, Inc.	73,200	1,123,842
#Nippon Gas Co., Ltd.	148,900	2,213,965
Nippon Seiro Co., Ltd.	64,000	208,675
Sala Corp.	129,500	783,252
San-Ai Oil Co., Ltd.	259,000	1,003,297
#Shinko Plantech Co., Ltd.	154,000	1,429,895
Sinanen Co., Ltd.	239,000	989,986
*Toa Oil Co., Ltd.	360,000	387,679
Toyo Kanetsu K.K.	466,000	731,206

Total Energy		13,620,422

Financials — (9.7%)
Aichi Bank, Ltd. (The)	35,900	2,273,623
Airport Facilities Co., Ltd.	120,570	438,621
Akita Bank, Ltd. (The)	679,400	2,268,636
#Aomori Bank, Ltd. (The)	622,000	1,510,748
*Arealink Co., Ltd.	2,605	116,832
Awa Bank, Ltd. (The)	244,000	1,489,905
Bank of Iwate, Ltd. (The)	57,200	3,181,627
Bank of Nagoya, Ltd. (The)	471,297	1,643,009
Bank of Okinawa, Ltd. (The)	88,100	2,837,165
Bank of Saga, Ltd. (The)	591,000	1,730,265
Bank of the Ryukyus, Ltd.	121,780	1,357,590
#*Cedyna Financial Corp.	577,450	1,012,957
Century Tokyo Leasing Corp.	277,390	3,323,374
*Chiba Kogyo Bank, Ltd. (The)	169,600	1,138,013
Chukyo Bank, Ltd. (The)	682,000	2,043,418

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Daibiru Corp.	147,300	$1,106,259
Daiko Clearing Services Corp.	49,700	180,217
*Daikyo, Inc.	948,000	1,580,665
Daisan Bank, Ltd. (The)	621,000	1,813,259
Daishi Bank, Ltd. (The)	658,000	2,275,210
Daito Bank, Ltd. (The)	485,000	347,998
Ehime Bank, Ltd. (The)	608,000	1,566,760
Eighteenth Bank, Ltd. (The)	628,000	1,759,605
FIDEA Holdings Co., Ltd.	38,700	73,037
*Fuji Fire & Marine Insurance Co., Ltd.	526,000	715,795
Fukui Bank, Ltd. (The)	841,000	2,680,987
Fukushima Bank, Ltd.	836,000	482,549
Fuyo General Lease Co., Ltd.	80,800	1,851,998
#*Goldcrest Co., Ltd.	55,870	1,140,877
Heiwa Real Estate Co., Ltd.	248,000	592,938
Higashi-Nippon Bank, Ltd.	626,000	1,204,478
Higo Bank, Ltd. (The)	301,000	1,645,437
Hokkoku Bank, Ltd. (The)	726,000	2,855,778
Hokuetsu Bank, Ltd. (The)	875,000	1,444,940
Hyakugo Bank, Ltd. (The)	596,609	2,621,301
Hyakujishi Bank, Ltd. (The)	534,000	2,002,781
*IBJ Leasing Co., Ltd.	82,100	1,541,761
Ichiyoshi Securities Co., Ltd.	156,000	1,035,493
Iida Home Max	48,100	410,833
Juroku Bank, Ltd.	496,000	1,695,527
*kabu.com Securities Co., Ltd.	263,600	1,218,381
Kagoshima Bank, Ltd. (The)	128,000	798,591
Keihanshin Real Estate Co., Ltd.	6,100	28,220
*Keiyo Bank, Ltd. (The)	96,000	480,159
#*Kenedix, Inc.	1,849	310,582
Kirayaka Bank, Ltd.	98,000	88,704
Kita-Nippon Bank, Ltd. (The)	29,706	721,660
Kiyo Holdings, Inc.	2,135,900	2,844,163
Kobayashi Yoko Co., Ltd.	265,200	776,530
Kosei Securities Co., Ltd.	295,000	295,401
Kyokuto Securities Co., Ltd.	38,700	314,792
#*Leopalace21 Corp.	391,985	864,997
Marusan Securities Co., Ltd.	256,000	1,432,615
Michinoku Bank, Ltd. (The)	524,000	1,059,334
Minato Bank, Ltd. (The)	1,025,000	1,528,124
Mito Securities Co., Ltd.	254,000	488,710
Miyazaki Bank, Ltd. (The)	529,000	1,439,599
#*Mizuho Investors Securities Co., Ltd.	1,395,500	1,417,229
#Monex Group, Inc.	4,629	1,911,364
*Musashino Bank, Ltd.	92,100	2,595,832
Nagano Bank, Ltd. (The)	314,000	611,674
Nanto Bank, Ltd. (The)	68,000	353,928
*New Real Property K.K.	43,900	—
#*NIS Group Co., Ltd.	1,015,125	221,502
Nisshin Fudosan Co., Ltd.	99,000	666,485
Ogaki Kyoritsu Bank, Ltd. (The)	771,000	2,450,751
Oita Bank, Ltd. (The)	515,900	1,613,593
Okasan Securities Group, Inc.	594,000	2,242,789
Ricoh Leasing Co., Ltd.	75,300	1,813,405
#RISA Partners, Inc.	491	215,824
San-in Godo Bank, Ltd. (The)	215,000	1,579,081
Sankei Building Co., Ltd.	172,600	904,543
Sapporo Hokuyo Holdings, Inc.	344,600	1,632,360
Shikoku Bank, Ltd.	750,000	2,394,283
#Shimizu Bank, Ltd.	32,100	1,335,486
#*Sumitomo Real Estate Sales Co., Ltd.	33,200	1,360,944

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
*Sun Frontier Fudousan Co., Ltd.	208	$28,054
Takagi Securities Co., Ltd.	206,000	311,890
TOC Co., Ltd.	417,650	1,538,921
Tochigi Bank, Ltd.	424,000	1,745,883
Toho Bank, Ltd.	808,200	2,371,919
Toho Real Estate Co., Ltd.	146,600	749,346
Tohoku Bank, Ltd.	389,000	616,402
Tokai Tokyo Financial Holdings, Inc.	898,000	3,257,336
Tokyo Rakutenchi Co., Ltd.	222,000	862,838
Tokyo Tatemono Co., Ltd.	1,719,000	5,592,914
*Tokyo Tatemono Real Estate Sales Co., Ltd.	2,300	6,849
Tokyo Theatres Co., Inc.	290,000	403,136
Tokyo Tomin Bank, Ltd.	110,100	1,206,308
Tokyu Livable, Inc.	98,500	980,459
Tomato Bank, Ltd.	397,000	793,543
#*TOMONY Holdings, Inc.	536,550	1,962,496
Tottori Bank, Ltd.	328,000	853,783
Towa Bank, Ltd.	884,000	786,060
Toyo Securities Co., Ltd.	307,000	496,201
*Tsukuba Bank, Ltd.	188,800	495,747
Yachiyo Bank, Ltd. (The)	1,400	27,053
Yamagata Bank, Ltd.	584,500	2,735,962
Yamanashi Chuo Bank, Ltd.	423,000	1,703,928

Total Financials		130,530,929

Health Care — (3.7%)
Aloka Co., Ltd.	83,300	585,095
As One Corp.	68,868	1,278,550
ASKA Pharmaceutical Co., Ltd.	101,000	708,874
*BML, Inc.	25,200	553,967
CMIC Co., Ltd.	200	59,042
Create Medic Co., Ltd.	28,000	270,823
Eiken Chemical Co., Ltd.	78,900	716,068
#EPS Co., Ltd.	91	235,871
FALCO SD HOLDINGS Co., Ltd.	34,300	320,112
#Fuso Pharmaceutical Industries, Ltd.	320,000	1,011,232
Hitachi Medical Corp.	81,000	657,844
Hogy Medical Co., Ltd.	49,000	2,348,714
Iwaki & Co., Ltd.	55,000	125,983
*J Bridge Corp.	560,000	64,471
Japan Medical Dynamic Marketing, Inc.	44,900	115,266
#Jeol, Ltd.	258,000	873,811
JMS Co., Ltd.	126,000	474,733
Kaken Pharmaceutical Co., Ltd.	335,000	3,311,171
Kawanishi Holdings, Ltd.	7,400	63,264
Kawasumi Laboratories, Inc.	45,000	294,442
Kissei Pharmaceutical Co., Ltd.	78,000	1,496,461
*KYORIN Holdings, Inc.	177,000	2,472,174
#*M3, Inc.	245	1,110,709
Mochida Pharmaceutical Co., Ltd.	125,000	1,256,206
*Nagaileben Co., Ltd.	3,500	85,424
#Nichii Gakkan Co.	218,400	1,883,327
Nihon Kohden Corp.	151,200	2,794,179
#Nikkiso Co., Ltd.	237,000	1,839,522
#Nippon Chemiphar Co., Ltd.	131,000	446,028
Nippon Shinyaku Co., Ltd.	229,000	2,809,886
Nipro Corp.	180,100	3,499,112
Nissui Pharmaceutical Co., Ltd.	66,100	515,841
Paramount Bed Co., Ltd.	82,000	1,925,796
Rion Co., Ltd.	5,000	28,658
Rohto Pharmaceutical Co., Ltd.	89,000	1,091,717

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
#*Sawai Pharmaceutical Co., Ltd.	28,300	$2,511,879
Seikagaku Corp.	173,000	1,742,339
Shin Nippon Biomedical Laboratories, Ltd.	3,400	14,508
SHIP HEALTHCARE HOLDINGS, Inc.	940	630,793
*Toho Holdings Co., Ltd.	99,200	1,477,770
Torii Pharmaceutical Co., Ltd.	62,700	1,029,189
Towa Pharmaceutical Co., Ltd.	42,300	2,495,413
Vital KSK Holdings, Inc.	142,400	822,099
#Wakamoto Pharmaceutical Co., Ltd.	100,000	332,083
#ZERIA Pharmaceutical Co., Ltd.	117,000	1,290,685

Total Health Care		49,671,131

Industrials — (23.6%)
*A&A Material Corp.	235,000	175,445
Advan Co., Ltd.	99,400	683,027
*Advanex, Inc.	73,000	86,769
#*Aeon Delight Co., Ltd.	85,400	1,661,427
Aica Kogyo Co., Ltd.	233,500	2,666,346
Aichi Corp.	132,000	502,032
Aida Engineering, Ltd.	261,000	1,027,309
Airtech Japan, Ltd.	19,900	102,379
Alps Logistics Co., Ltd.	52,500	538,309
Altech Co., Ltd.	23,000	83,974
Altech Corp.	37,150	274,333
Amano Corp.	268,700	2,197,400
Ando Corp.	257,000	315,640
Anest Iwata Corp.	149,000	498,033
Asahi Diamond Industrial Co., Ltd.	228,000	3,647,538
Asahi Holdings, Inc.	110,750	2,291,355
Asahi Kogyosha Co., Ltd.	99,000	397,609
*Asanuma Corp.	977,000	632,098
Asia Air Survey Co., Ltd.	32,000	80,029
Asunaro Aoki Construction Co., Ltd.	166,500	712,821
Ataka Construction & Engineering Co., Ltd.	60,000	159,043
Bando Chemical Industries, Ltd.	332,000	1,089,944
Benefit One, Inc.	3	2,209
#Bidec Servo Corp.	78,000	420,101
Biken Techno Corp.	14,100	67,602
Bunka Shutter Co., Ltd.	227,000	596,675
Central Glass Co., Ltd.	601,000	2,317,107
Central Security Patrols Co., Ltd.	44,700	416,068
Chudenko Corp.	130,500	1,469,417
Chugai Ro Co., Ltd.	327,000	846,426
CKD Corp.	229,700	1,517,388
Commuture Corp.	137,202	788,435
Comsys Holdings Corp.	183,000	1,751,359
Cosel Co., Ltd.	110,200	1,609,383
CTI Engineering Co., Ltd.	44,000	211,923
Dai-Dan Co., Ltd.	156,000	788,419
Daido Kogyo Co., Ltd.	145,000	244,593
Daifuku Co., Ltd.	231,000	1,348,122
Daihen Corp.	428,000	1,818,070
Daiho Corp.	878,000	702,228
#*Daiichi Chuo Kisen Kaisha	337,000	935,223
Daiichi Jitsugyo Co., Ltd.	180,000	531,429
Daimei Telecom Engineering Corp.	140,000	1,059,370
#Daiseki Co., Ltd.	143,463	2,922,337
*Daisue Construction Co., Ltd.	271,500	107,272
Daiwa Industries, Ltd.	169,000	818,323
Daiwa Odakyu Construction Co., Ltd.	63,500	184,934
*Danto Holdings Corp.	475,000	483,110

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Denyo Co., Ltd.	90,600	$631,707
*Dijet Industrial Co., Ltd.	80,000	107,009
DMW Corp.	4,800	88,842
#*Dream Incubator, Inc.	168	99,740
*Duskin Co., Ltd.	166,700	2,960,743
#*Enshu, Ltd.	142,000	157,196
Freesia Macross Corp.	1,355,000	234,357
*Fujisash Co., Ltd.	49,300	21,031
Fujitec Co., Ltd.	304,000	1,583,296
Fukuda Corp.	657,000	1,031,462
*Fukusima Industries Corp.	29,700	271,294
Fukuyama Transporting Co., Ltd.	418,400	2,011,651
Funai Consulting Co., Ltd.	99,300	590,664
*Furukawa Co., Ltd.	1,317,000	1,403,221
#Furusato Industries, Ltd.	50,600	288,824
Futaba Corp.	146,800	2,649,311
Gecoss Corp.	113,600	415,335
*Hamai Co., Ltd.	92,000	163,761
Hanwa Co., Ltd.	697,000	2,814,179
*Hazama Corp.	285,800	244,483
Hibiya Engineering, Ltd.	120,300	1,053,183
Hitachi Cable, Ltd.	404,000	1,106,449
Hitachi Metals Techno, Ltd.	57,500	253,196
Hitachi Tool Engineering, Ltd.	94,000	1,004,299
Hitachi Transport System, Ltd.	27,400	396,177
#Hitachi Zosen Corp.	2,174,500	3,091,646
Hokuetsu Industries Co., Ltd.	85,000	133,697
Hokuriku Electrical Construction Co., Ltd.	56,000	152,153
Hosokawa Micron Corp.	133,000	480,682
#*Howa Machinery, Ltd.	379,000	360,129
Ichiken Co., Ltd.	87,000	107,680
*ICHINEN HOLDINGS CO., LTD.	71,100	307,264
Idec Corp.	130,900	1,313,355
IHI Transport Machinery Co., Ltd.	73,000	303,482
#Iino Kaiun Kaisha, Ltd.	334,300	1,685,993
Inaba Denki Sangyo Co., Ltd.	82,100	2,033,599
Inaba Seisakusho Co., Ltd.	60,800	623,714
Inabata & Co., Ltd.	195,600	909,844
Inui Steamship Co., Ltd.	80,800	518,556
#*Iseki & Co., Ltd.	718,000	1,867,542
#Ishii Iron Works Co., Ltd.	110,000	191,738
#*Ishikawa Seisakusho, Ltd.	101,000	80,384
Ishikawajima Construction Materials Co., Ltd.	202,000	203,496
Itoki Corp.	174,200	502,897
#Iwatani International Corp.	847,000	2,383,779
#*Jalux, Inc.	43,300	306,364
Jamco Corp.	82,000	631,929
*Japan Airport Terminal Co., Ltd.	105,000	1,617,215
*Japan Bridge Corp.	25,900	51,238
Japan Foundation Engineering Co., Ltd.	95,600	208,680
Japan Kenzai Co., Ltd.	93,440	327,959
Japan Pulp & Paper Co., Ltd.	462,000	1,561,498
Japan Steel Tower Co., Ltd.	44,000	136,511
Japan Transcity Corp.	231,000	687,378
JFE Shoji Holdings, Inc.	311,000	1,276,925
K.R.S. Corp.	38,200	388,649
Kamei Corp.	118,000	525,391
Kanaden Corp.	118,000	634,795
Kanagawa Chuo Kotsu Co., Ltd.	192,000	984,109
Kanamoto Co., Ltd.	112,000	554,997
Kandenko Co., Ltd.	127,000	751,983

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
*Kanematsu Corp.	1,442,625	$1,151,937
#*Kanematsu-NNK Corp.	113,000	155,436
Katakura Industries Co., Ltd.	109,900	997,333
Kato Works Co., Ltd.	197,000	401,455
#KAWADA TECHNOLOGIES, Inc.	104,500	1,791,672
Kawagishi Bridge Works Co., Ltd.	38,000	109,408
Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	312,157
Keihin Co., Ltd. (The)	199,000	220,436
#Kimura Chemical Plants Co., Ltd.	59,400	416,865
#Kinki Sharyo Co., Ltd.	176,000	823,906
Kintetsu World Express, Inc.	89,200	2,206,047
#*Kitagawa Iron Works Co., Ltd.	335,000	531,134
Kitano Construction Corp.	252,000	618,504
Kitazawa Sangyo Co., Ltd.	54,500	114,035
Kitz Corp.	397,000	1,987,040
Kodensha Co., Ltd. (The)	25,000	54,823
Koike Sanso Kogyo Co., Ltd.	152,000	414,604
*Koito Industries, Ltd.	102,000	184,409
Kokuyo Co., Ltd.	185,825	1,502,904
Komai Tekko, Inc.	109,000	211,595
Komatsu Wall Industry Co., Ltd.	32,900	330,791
Komori Corp.	141,500	1,460,879
Kondotec, Inc.	40,500	282,762
*Kosaido Co., Ltd.	364,000	613,009
*Kumagai Gumi Co., Ltd.	583,800	398,395
Kuroda Electric Co., Ltd.	109,900	1,544,697
Kyodo Printing Co., Ltd.	303,000	729,986
Kyoei Sangyo Co., Ltd.	97,000	184,755
Kyokuto Boeki Kaisha, Ltd.	58,000	85,188
Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	501,441
Kyosan Electric Manufacturing Co., Ltd.	213,000	939,456
Kyowa Exeo Corp.	301,100	2,782,891
Kyudenko Corp.	195,000	1,068,703
*Lonseal Corp.	116,000	115,065
Maeda Corp.	587,000	1,562,494
Maeda Road Construction Co., Ltd.	274,000	2,213,091
*Maezawa Industries, Inc.	35,700	67,138
Maezawa Kasei Industries Co., Ltd.	50,700	501,544
Maezawa Kyuso Industries Co., Ltd.	50,400	608,204
*Makino Milling Machine Co., Ltd.	322,000	1,938,126
Marubeni Construction Material Lease Co., Ltd.	75,000	93,704
Maruka Machinery Co., Ltd.	28,100	198,001
Maruwn Corp.	66,000	168,056
#*Maruyama Manufacturing Co., Inc.	150,000	290,796
Maruzen Showa Unyu Co., Ltd.	314,000	1,027,885
#Matsuda Sangyo Co., Ltd.	77,482	1,216,537
Matsui Construction Co., Ltd.	98,600	385,592
Max Co., Ltd.	181,000	2,159,792
#*Meidensha Corp.	732,050	2,274,914
*Meiji Machine Co., Ltd.	76,000	21,103
#Meiji Shipping Co., Ltd.	106,100	456,522
Meitec Corp.	130,100	2,191,482
Meito Transportation Co., Ltd.	22,000	190,052
*Meiwa Trading Co., Ltd.	140,000	363,218
Mesco, Inc.	30,000	162,977
Mitani Corp.	52,600	344,416
Mitsubishi Kakoki Kaisha, Ltd.	229,000	513,244
Mitsubishi Pencil Co., Ltd.	111,800	1,633,754
Mitsuboshi Belting, Ltd.	274,000	1,241,133
#Mitsui Matsushima Co., Ltd.	338,000	534,991
#Mitsui-Soko Co., Ltd.	463,000	1,625,713

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Mitsumura Printing Co., Ltd.	93,000	$321,400
#Miura Co., Ltd.	131,300	3,091,217
Miura Printing Corp.	19,000	30,601
#*Miyaji Engineering Group, Inc.	1,567,175	1,400,070
#*Miyakoshi Corp.	48,400	223,424
*Mori Denki Mfg. Co., Ltd.	625,000	57,566
#*Mori Seiki Co., Ltd.	268,800	2,628,023
Morita Holdings Corp.	156,000	813,941
Moshi Moshi Hotline, Inc.	104,400	2,180,083
Mystar Engineering Corp.	15,600	63,393
Nac Co., Ltd.	28,900	314,659
#Nachi-Fujikoshi Corp.	588,000	1,749,566
Naikai Zosen Corp.	75,000	266,966
*Nakano Corp.	103,000	260,067
Narasaki Sangyo Co., Ltd.	56,000	61,114
NEC Capital Solutions, Ltd.	45,100	565,014
*NEC Networks & System Integration Corp.	104,600	1,358,609
New Tachikawa Aircraft Co., Ltd.	9,900	612,554
Nichias Corp.	416,000	1,698,472
Nichiban Co., Ltd.	122,000	426,895
Nichiha Corp.	92,880	789,101
Nichireki Co., Ltd.	96,000	462,264
Nihon M&A Center, Inc.	27	86,118
*Nihon Spindle Manufacturing Co., Ltd.	115,000	253,068
Nikko Co., Ltd.	127,000	346,721
Nippo Corp.	244,000	1,695,131
#Nippon Carbon Co., Ltd.	396,000	1,130,710
Nippon Conveyor Co., Ltd.	168,000	157,195
Nippon Densetsu Kogyo Co., Ltd.	183,000	1,819,498
Nippon Denwa Shisetu Co., Ltd.	203,000	633,065
Nippon Filcon Co., Ltd.	73,100	371,712
Nippon Hume Corp.	91,000	269,518
Nippon Jogesuido Sekkei Co., Ltd.	289	325,667
Nippon Kanzai Co., Ltd.	47,000	777,393
Nippon Koei Co., Ltd.	272,000	768,349
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,932,007
Nippon Seisen Co., Ltd.	107,000	561,778
#Nippon Sharyo, Ltd.	211,000	979,071
Nippon Shindo Co., Ltd.	8,000	11,825
Nippon Signal Co., Ltd.	206,800	1,549,055
#Nippon Steel Trading Co., Ltd.	280,000	813,242
Nippon Thompson Co., Ltd.	255,000	1,684,216
*Nippon Tungsten Co., Ltd.	81,000	131,190
*Nippon Yusoki Co., Ltd.	138,000	339,730
Nishimatsu Construction Co., Ltd.	954,000	1,174,932
Nishishiba Electric Co., Ltd.	101,000	168,008
Nissei Corp.	104,600	778,730
*Nissei Plastic Industrial Co., Ltd.	378,800	1,106,941
#Nissha Printing Co., Ltd.	50,300	1,362,431
Nissin Corp.	336,000	763,910
*Nissin Electric Co., Ltd.	98,000	474,008
Nitchitsu Co., Ltd.	58,000	129,121
Nitta Corp.	101,200	1,573,934
#Nitto Boseki Co., Ltd.	847,000	1,948,387
Nitto Kogyo Corp.	143,400	1,286,064
#Nitto Kohki Co., Ltd.	68,300	1,519,364
Nitto Seiko Co., Ltd.	122,000	411,423
*Nittoc Construction Co., Ltd.	316,000	189,788
*Noda Corp	169,300	365,118
Nomura Co., Ltd.	205,000	695,314
Noritake Co., Ltd.	510,000	1,825,476

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Noritz Corp.	83,000	$1,509,399
#*Oak Capital Corp.	55,735	74,736
Obayashi Road Corp.	106,000	217,145
Oiles Corp.	117,242	1,930,409
*Okamoto Machine Tool Works, Ltd.	163,000	248,857
#Okamura Corp.	273,900	1,594,843
#Okano Valve Manufacturing Co.	58,000	510,238
#*Oki Electric Cable Co., Ltd.	90,000	152,949
#*OKK Corp.	255,000	398,633
#*OKUMA Corp.	383,000	2,303,608
Okumura Corp.	716,400	2,564,064
O-M, Ltd.	105,000	303,696
Onoken Co., Ltd.	58,900	522,506
Organo Corp.	155,000	992,491
*Oriental Shiraishi Corp.	442,800	—
*Original Engineering Consultants Co., Ltd.	61,500	81,003
OSG Corp.	180,200	1,979,979
Oyo Corp.	101,300	766,664
#*P.S. Mitsubishi Construction Co., Ltd.	76,800	212,820
Park24 Co., Ltd.	131,900	1,411,824
Pasco Corp.	23,000	48,419
Pasona Group, Inc.	18	11,131
Penta-Ocean Construction Co., Ltd.	841,000	1,157,633
Pilot Corp.	730	1,258,893
Pronexus, Inc.	133,200	690,364
Raito Kogyo Co., Ltd.	193,700	422,946
Rheon Automatic Machinery Co., Ltd.	64,000	174,936
*Ryobi, Ltd.	548,200	1,796,114
*Sailor Pen Co., Ltd.	110,000	79,994
Sakai Heavy Industries, Ltd.	126,000	191,824
*Sakurada Co., Ltd.	57,000	14,505
#*Sanix, Inc.	157,400	257,193
Sanki Engineering Co., Ltd.	245,000	1,936,919
#Sanko Metal Industrial Co., Ltd.	118,000	224,796
*Sankyo-Tateyama Holdings, Inc.	1,095,000	1,323,489
*Sankyu, Inc.	680,000	2,861,736
Sanritsu Corp.	16,700	107,473
Sanwa Holdings Corp.	500,000	1,598,973
Sanyo Denki Co., Ltd.	201,000	1,064,471
Sanyo Engineering & Construction, Inc.	48,000	142,152
Sanyo Industries, Ltd.	79,000	114,798
Sasebo Heavy Industries Co., Ltd.	546,000	1,085,158
Sato Corp.	104,900	1,315,687
Sato Shoji Corp.	65,300	398,571
*Sawafuji Electric Co., Ltd.	42,000	84,740
Secom Joshinetsu Co., Ltd.	33,900	858,996
Secom Techno Service Co., Ltd.	40,500	1,214,175
Seibu Electric Industry Co., Ltd.	67,000	251,870
Seika Corp.	267,000	593,331
#*Seikitokyu Kogyo Co., Ltd.	388,000	232,693
Seino Holdings Co., Ltd.	168,000	1,126,783
Sekisui Jushi Co., Ltd.	135,000	1,310,990
#Senko Co., Ltd.	362,000	1,136,639
#Senshu Electric Co., Ltd.	37,300	366,714
#Shibusawa Warehouse Co., Ltd.	231,000	777,356
Shibuya Kogyo Co., Ltd.	82,300	755,838
Shima Seiki Manufacturing Co., Ltd.	73,000	1,607,465
Shin Nippon Air Technologies Co., Ltd.	84,280	583,992
Shin-Keisei Electric Railway Co., Ltd.	174,000	711,632
#Shin-Kobe Electric Machinery Co., Ltd.	97,000	815,896
Shinmaywa Industries, Ltd.	399,000	1,472,307

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Shinnihon Corp.	215,900	$561,383
Shinsho Corp.	202,000	422,320
#Shinwa Kaiun Kaisha, Ltd.	403,000	1,065,013
Sho-Bond Corp.	95,300	2,030,997
#Shoko Co., Ltd.	316,000	470,455
#Showa Aircraft Industry Co., Ltd.	112,000	846,710
#Sinfonia Technology Co., Ltd.	474,000	1,006,141
Sintokogio, Ltd.	191,800	1,450,851
Soda Nikka Co., Ltd.	67,000	259,530
Sohgo Security Services Co., Ltd.	185,100	1,871,775
#Space Co., Ltd.	73,420	525,244
Subaru Enterprise Co., Ltd.	59,000	170,339
Sugimoto & Co., Ltd.	34,100	296,215
Sumitomo Densetsu Co., Ltd.	104,600	452,371
*Sumitomo Mitsui Construction Co., Ltd.	193,100	154,422
#Sumitomo Precision Products Co., Ltd.	150,000	487,565
Sumitomo Warehouse Co., Ltd.	335,000	1,605,178
*Suzuki Metal Industry Co., Ltd.	71,000	128,217
*SWCC Showa Holdings Co., Ltd.	831,000	777,153
*Tadano, Ltd.	243,579	1,195,936
Taihei Dengyo Kaisha, Ltd.	138,000	980,416
Taihei Kogyo Co., Ltd.	244,000	891,783
Taiheiyo Kouhatsu, Inc.	95,000	80,864
Taikisha, Ltd.	124,300	1,962,140
#Takada Kiko Co., Ltd.	289,000	551,826
Takano Co., Ltd.	52,000	276,746
Takara Printing Co., Ltd.	38,055	295,631
Takara Standard Co., Ltd.	483,000	3,116,655
#Takasago Thermal Engineering Co., Ltd.	279,000	2,398,618
#Takashima & Co., Ltd.	137,000	213,172
Takigami Steel Construction Co., Ltd.	50,000	124,616
*Takisawa Machine Tool Co., Ltd.	191,000	209,821
*Takuma Co., Ltd.	297,000	700,073
*Tanseisha Co., Ltd.	74,000	162,010
Tatsuta Electric Wire & Cable Co., Ltd.	215,000	486,659
TECHNO ASSOCIE Co., Ltd.	58,400	486,304
Techno Ryowa, Ltd.	71,390	338,512
Teikoku Electric Manufacturing Co., Ltd.	31,800	612,508
*Tekken Corp.	521,000	439,834
*Temp Holdings Co., Ltd.	8,600	71,054
Teraoka Seisakusho Co., Ltd.	53,600	248,065
Toa Corp.	744,000	756,430
Toa Doro Kogyo Co., Ltd.	155,000	227,659
#*Tobishima Corp.	1,548,500	430,245
Tocalo Co., Ltd.	51,600	873,413
Toda Corp.	649,000	2,074,738
Todentu Corp.	121,000	216,965
Toenec Corp.	228,000	1,312,288
Tokai Lease Co., Ltd.	86,000	152,036
#Toko Electric Corp.	88,000	524,852
Tokyo Energy & Systems, Inc.	126,000	856,795
#TOKYO KEIKI, Inc.	265,000	347,226
#*Tokyo Kikai Seisakusho, Ltd.	300,000	325,896
Tokyo Sangyo Co., Ltd.	78,000	233,447
Tokyu Community Corp.	32,500	900,634
Toli Corp.	207,000	360,175
Tomoe Corp.	115,500	240,615
Tonami Holdings Co., Ltd.	331,000	706,745
Toppan Forms Co., Ltd.	94,000	903,398
*Tori Holdings Co., Ltd.	217,700	72,726
#Torishima Pump Manufacturing Co., Ltd.	80,500	1,238,124

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
#Toshiba Machine Co., Ltd.	340,000	$1,234,863
#Toshiba Plant Kensetsu Co., Ltd.	182,450	2,169,591
*Tosho Printing Co., Ltd.	243,000	420,295
Totetsu Kogyo Co., Ltd.	122,000	791,367
#*Totoku Electric Co., Ltd.	66,000	73,774
#Toyo Electric Manufacturing Co., Ltd.	149,000	694,417
Toyo Engineering Corp.	556,400	1,742,781
*Toyo Machinery & Metal Co., Ltd.	42,400	117,183
*Toyo Shutter Co., Ltd.	7,100	35,185
#Toyo Tanso Co., Ltd.	25,000	1,258,628
Toyo Wharf & Warehouse Co., Ltd.	274,000	462,265
Trinity Industrial Corp.	56,000	212,568
Trusco Nakayama Corp.	95,200	1,424,992
Tsubakimoto Chain Co.	555,700	2,322,241
Tsubakimoto Kogyo Co., Ltd.	97,000	231,843
#Tsugami Corp.	252,000	1,576,630
Tsukishima Kikai Co., Ltd.	121,000	831,567
Tsurumi Manufacturing Co., Ltd.	94,000	604,204
Tsuzuki Denki Co., Ltd.	75,000	318,060
TTK Co., Ltd.	62,000	247,421
Uchida Yoko Co., Ltd.	171,000	530,177
Ueki Corp.	453,000	632,510
Union Tool Co.	56,900	1,424,444
Utoc Corp.	96,400	254,443
*Venture Link Co., Ltd.	405,500	56,766
#*Wakachiku Construction Co., Ltd.	1,996,000	1,135,036
Weathernews, Inc.	26,700	364,446
Yahagi Construction Co., Ltd.	136,000	832,778
YAMABIKO Corp.	28,782	266,543
Yamato Corp.	82,000	282,581
Yamaura Corp.	40,500	91,804
Yamazen Co., Ltd.	294,000	1,240,567
Yasuda Warehouse Co., Ltd. (The)	98,200	577,359
Yokogawa Bridge Holdings Corp.	139,400	937,118
Yondenko Corp.	133,800	575,365
*Yuasa Trading Co., Ltd.	779,000	737,845
Yuken Kogyo Co., Ltd.	156,000	320,800
Yurtec Corp.	221,000	883,560
*Yusen Air & Sea Service Co., Ltd.	47,900	706,673
Yushin Precision Equipment Co., Ltd.	53,334	942,765

Total Industrials		317,969,888

Information Technology — (10.2%)
Ai Holdings Corp.	182,600	602,307
Aichi Tokei Denki Co., Ltd.	113,000	347,451
Aiphone Co., Ltd.	70,900	1,183,903
Allied Telesis Holdings K.K.	470,700	656,209
Alpha Systems, Inc.	27,300	556,768
*Alps Electric Co., Ltd.	281,695	2,547,081
#*Anritsu Corp.	435,000	2,596,822
AOI Electronic Co., Ltd.	37,400	527,074
*Apic Yamada Corp.	36,000	109,305
Arisawa Manufacturing Co., Ltd.	13,000	98,847
Asahi Net, Inc.	21,000	68,054
CAC Corp.	68,700	487,959
Canon Electronics, Inc.	68,200	1,662,350
Capcom Co., Ltd.	155,400	2,380,930
Chino Corp.	151,000	383,356
CMK Corp.	74,300	390,460
Computer Engineering & Consulting, Ltd.	61,500	284,252
Core Corp.	45,700	369,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Cresco, Ltd.	23,200	$113,103
#*CSK Holdings Corp.	419,900	1,726,074
Cybernet Systems Co., Ltd.	85	27,098
#Cybozu, Inc.	683	224,346
*Daiko Denshi Tsushin, Ltd.	12,000	17,112
#*Dainippon Screen Manufacturing Co., Ltd.	713,000	3,605,054
Denki Kogyo Co., Ltd.	234,000	1,109,853
DKK TOA Corp.	31,000	84,055
DTS Corp.	84,900	1,010,313
#Dwango Co., Ltd.	231	426,646
#eAccess, Ltd.	4,312	2,781,578
Eizo Nanao Corp.	73,100	1,631,674
*Elematec Corp.	1,700	19,811
*Elna Co., Ltd.	97,000	123,523
Enplas Corp.	7,400	158,774
ESPEC Corp.	79,800	519,305
*Faith, Inc.	54	4,649
#*FDK Corp.	409,000	629,792
*Fuji Electronics Co., Ltd.	1,200	13,914
Fuji Soft, Inc.	96,400	1,572,451
*Fujitsu Component, Ltd.	139	62,426
Fujitsu Frontech, Ltd.	78,600	575,630
Fuso Dentsu Co., Ltd.	16,000	57,125
Future Architect, Inc.	1,206	412,692
GMO Internet, Inc.	48,100	184,784
Hakuto Co., Ltd.	69,100	641,991
Hioki EE Corp.	3,600	69,931
Hitachi Business Solution Co., Ltd.	43,200	349,177
Hitachi Kokusai Electric, Inc.	239,500	1,932,244
Hochiki Corp.	97,000	499,576
#Hokuriku Electric Industry Co., Ltd.	289,000	577,659
Horiba, Ltd.	109,900	2,969,892
#Hosiden Corp.	241,300	2,577,146
Icom, Inc.	47,600	1,177,588
#*Ikegami Tsushinki Co., Ltd.	174,000	134,273
Ines Corp.	153,900	997,379
I-Net Corp.	47,800	250,591
Information Services International-Dentsu, Ltd.	76,700	528,907
Innotech Corp.	2,000	11,916
*Internet Initiative Japan, Inc.	313	864,207
Ishii Hyoki Co., Ltd.	23,700	323,219
IT Holdings Corp.	262,001	3,120,541
#ITC Networks Corp.	20,100	111,219
Itfor, Inc.	1,900	6,410
*Iwatsu Electric Co., Ltd.	303,000	252,689
Japan Aviation Electronics Industry, Ltd.	240,600	1,539,478
Japan Business Computer Co., Ltd.	73,200	433,245
Japan Cash Machine Co., Ltd.	93,915	761,534
Japan Digital Laboratory Co., Ltd.	104,900	1,072,937
Japan Radio Co., Ltd.	376,000	921,085
Jastec Co., Ltd.	61,400	350,804
JBIS Holdings, Inc.	79,600	354,638
JIEC Co., Ltd.	199	194,544
Kaga Electronics Co., Ltd.	95,100	978,379
#Kakaku.com, Inc.	565	2,624,259
*Kanematsu Electronics, Ltd.	83,100	773,503
Kawatetsu Systems, Inc.	174	143,185
Koa Corp.	144,800	1,593,501
#*Kubotek Corp.	370	84,624
Kyoden Co., Ltd.	160,000	227,862
Kyowa Electronic Instruments Co., Ltd.	52,000	163,642

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Macnica, Inc.	47,900	$1,047,030
Macromill, Inc.	58	93,844
Marubun Corp.	96,100	535,388
Maruwa Co., Ltd.	36,500	840,481
Maspro Denkoh Corp.	61,000	588,491
#Megachips Corp.	81,300	1,235,823
#*Meisei Electric Co., Ltd.	359,000	274,154
Melco Holdings, Inc.	36,600	1,244,231
Mimasu Semiconductor Industry Co., Ltd.	82,881	971,038
Miroku Jyoho Service Co., Ltd.	107,000	261,688
*Mitsui High-Tec, Inc.	131,600	917,713
Mitsui Knowledge Industry Co., Ltd.	3,688	656,581
*Mutoh Holdings Co., Ltd.	160,000	229,345
*Nagano Japan Radio Co., Ltd.	85,000	112,995
*Nagano Keiki Co., Ltd.	600	4,116
Nakayo Telecommunications, Inc.	542,000	1,090,819
NEC Fielding, Ltd.	91,200	1,048,481
NEC Mobiling, Ltd.	45,100	1,252,221
Net One Systems Co., Ltd.	1,889	2,314,458
*Netmarks, Inc.	523	92,469
#*New Japan Radio Co., Ltd.	37,000	105,242
#Nichicon Corp.	258,800	3,339,444
Nidec Copal Electronics Corp.	15,200	123,353
Nidec Sankyo Corp.	191,000	1,565,383
#Nihon Dempa Kogyo Co., Ltd.	66,900	1,171,535
#*Nihon Inter Electronics Corp.	104,700	156,939
#Nihon Unisys, Ltd.	184,100	1,312,021
*Nippon Avionics Co., Ltd.	78,000	131,781
#Nippon Ceramic Co., Ltd.	83,100	1,185,563
*Nippon Chemi-Con Corp.	466,000	2,314,487
Nippon Systemware Co., Ltd.	27,900	106,025
Nohmi Bosai, Ltd.	116,000	665,753
NS Solutions Corp.	61,500	1,139,456
#NSD Co., Ltd.	170,300	1,842,608
*Obic Business Consultants Co., Ltd.	17,500	915,149
Okaya Electric Industries Co., Ltd.	73,000	288,979
*Oki Electric Industry Co., Ltd.	2,115,000	1,687,244
ONO Sokki Co., Ltd.	103,000	309,474
Optex Co., Ltd.	900	9,298
*Origin Electric Co., Ltd.	105,000	419,082
#Osaki Electric Co., Ltd.	116,000	1,003,107
Panasonic Electric Works Information Systems Co., Ltd.	8,400	215,847
PCA Corp.	17,500	167,303
#*Pixela Corp.	18,400	55,004
Riken Keiki Co., Ltd.	77,800	515,166
Roland DG Corp.	51,500	674,429
Ryoden Trading Co., Ltd.	141,000	803,720
Ryosan Co., Ltd.	122,000	3,111,091
Ryoyo Electro Corp.	108,000	1,152,882
#*Sanken Electric Co., Ltd.	338,000	1,324,268
Sanko Co., Ltd.	22,000	71,536
Sanshin Electronics Co., Ltd.	108,100	911,358
Satori Electric Co., Ltd.	56,380	437,586
*Saxa Holdings, Inc.	194,000	316,530
*Sekonic Corp.	15,000	18,567
*Shibaura Mechatronics Corp.	138,000	552,339
*Shindengen Electric Manufacturing Co., Ltd.	296,000	1,128,811
Shinkawa, Ltd.	68,300	905,445
Shinko Shoji Co., Ltd.	75,900	668,426
Shizuki Electric Co., Inc.	103,000	378,804
Siix Corp.	82,100	831,111

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
*Simplex Technology, Inc.	384	$294,300
#SMK Corp.	263,000	1,279,641
Softbank Technology Corp.	100	767
#*So-net Entertainment Corp.	319	768,788
SRA Holdings	49,700	456,543
Star Micronics Co., Ltd.	133,000	1,412,648
Sumida Corp.	61,549	609,838
Sumisho Computer Systems Corp.	115,000	1,764,753
*Sun-Wa Technos Corp.	500	2,896
SUNX, Ltd.	109,000	635,207
*Systena Corp., Ltd.	1,096	706,810
Tachibana Eletech Co., Ltd.	62,400	465,097
Tamura Corp.	249,000	826,236
*Teac Corp.	259,000	125,746
Tecmo Koei Holdings Co., Ltd.	143,730	943,248
Teikoku Tsushin Kogyo Co., Ltd.	172,000	410,220
TKC, Corp.	86,400	1,476,880
*Toko, Inc.	304,000	517,844
Tokyo Denpa Co., Ltd.	24,900	156,108
Tokyo Electron Device, Ltd.	352	534,607
#*Tokyo Seimitsu Co., Ltd.	122,700	1,665,364
Tomen Electronics Corp.	50,600	595,686
*Topcon Corp.	160,500	783,419
Tose Co., Ltd.	22,100	150,960
Toshiba TEC Corp.	392,000	1,423,009
Toukei Computer Co., Ltd.	27,710	345,123
#*Towa Corp.	23,500	176,438
Toyo Corp.	110,600	1,219,033
Trans Cosmos, Inc.	116,900	1,063,678
Tsuzuki Densan Co., Ltd.	18,900	88,309
#Ulvac, Inc.	127,600	2,506,997
*Uniden Corp.	121,000	331,672
#*Wacom Co., Ltd.	1,150	1,615,413
XNET Corp.	21	32,091
#*Yamaichi Electronics Co., Ltd.	96,500	380,512
Yaskawa Information Systems Corp.	40,000	133,130
Yokowo Co., Ltd.	69,500	421,844
Zuken, Inc.	94,600	643,904

Total Information Technology		137,766,907

Materials — (11.3%)
Achilles Corp.	670,000	950,113
Adeka Corp.	331,700	3,234,203
Agro-Kanesho Co., Ltd.	7,000	59,520
Aichi Steel Corp.	367,000	1,564,505
Arakawa Chemical Industries, Ltd.	67,700	738,702
Araya Industrial Co., Ltd.	204,000	289,460
Aronkasei Co., Ltd.	124,000	487,432
Asahi Organic Chemicals Industry Co., Ltd.	325,000	760,893
Chuetsu Pulp & Paper Co., Ltd.	395,000	708,670
*Chugai Mining Co., Ltd.	852,400	395,119
Chugoku Marine Paints, Ltd.	230,000	1,637,599
#*Chugokukogyo Co., Ltd.	62,000	73,769
Chuo Denki Kogyo Co., Ltd.	90,000	523,829
#*Co-Op Chemical Co., Ltd.	159,000	213,183
#*Dai Nippon Toryo, Ltd.	488,000	513,894
#Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	591,212
Daiichi Kogyo Seiyaku Co., Ltd.	121,000	304,762
Daiken Corp.	382,000	984,938
Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	306,000	1,217,216
Daio Paper Corp.	142,500	1,140,612

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Daiso Co., Ltd.	343,000	$886,725
DC Co., Ltd.	113,900	206,110
DIC Corp.	662,000	1,088,396
Dynapac Co., Ltd.	25,000	61,940
*Earth Chemical Co., Ltd.	11,900	367,963
FP Corp.	58,500	3,109,295
*Fuji Seal International, Inc.	36,600	803,569
Fujikura Kasei Co., Ltd.	94,500	578,869
Fumakilla, Ltd.	85,000	403,255
*Furukawa-Sky Aluminum Corp.	142,000	382,899
Geostar Corp.	38,000	45,059
Godo Steel, Ltd.	521,000	1,253,662
#Gun Ei Chemical Industry Co., Ltd.	262,000	646,207
Harima Chemicals, Inc.	78,000	448,318
#Hodogaya Chemical Co., Ltd.	265,000	859,171
Hokkan Holdings, Ltd.	210,000	557,153
Hokko Chemical Industry Co., Ltd.	90,000	256,456
#Hokuetsu Kishu Paper Co., Ltd.	551,199	2,720,146
*Hokushin Co., Ltd.	61,400	88,066
Honshu Chemical Industry Co., Ltd.	35,000	182,515
Ihara Chemical Industry Co., Ltd.	155,000	422,623
ISE Chemicals Corp.	86,000	506,312
*Ishihara Sangyo Kaisha, Ltd.	1,292,500	970,798
*Japan Carlit Co., Ltd.	59,800	286,026
JSP Corp.	105,900	1,143,850
#Kanto Denka Kogyo Co., Ltd.	186,000	1,234,742
Katakura Chikkarin Co., Ltd.	43,000	130,283
Kawakin Holdings Co., Ltd.	11,000	34,266
Kawasaki Kasei Chemicals, Ltd.	121,000	160,727
Koatsu Gas Kogyo Co., Ltd.	162,000	934,624
Kohsoku Corp.	62,800	517,776
Konishi Co., Ltd.	66,900	730,610
#Kumiai Chemical Industry Co., Ltd.	224,000	564,837
Kureha Corp.	545,500	2,740,645
#Kurosaki Harima Corp.	210,000	781,012
*Kyoei Steel, Ltd.	26,600	445,125
Lintec Corp.	86,800	1,677,290
MEC Co., Ltd.	61,200	350,128
*Mitsubishi Paper Mills, Ltd.	1,094,000	1,263,462
Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,095,613
Mitsui Mining & Smelting Co., Ltd.	389,000	1,063,450
Mory Industries, Inc.	154,000	587,920
Nakabayashi Co., Ltd.	181,000	384,290
*Nakayama Steel Works, Ltd.	413,000	605,830
Neturen Co., Ltd.	145,200	1,069,614
Nichia Steel Works, Ltd.	175,900	421,920
Nihon Kagaku Sangyo Co., Ltd.	79,000	579,236
#Nihon Nohyaku Co., Ltd.	216,000	981,589
Nihon Parkerizing Co., Ltd.	230,000	2,955,213
Nihon Seiko Co., Ltd.	18,000	49,641
Nihon Yamamura Glass Co., Ltd.	360,000	979,369
*Nippon Carbide Industries Co., Inc.	201,000	364,668
Nippon Chemical Industrial Co., Ltd.	281,000	641,083
Nippon Chutetsukan K.K.	50,000	80,067
Nippon Chuzo K.K.	111,000	115,414
#Nippon Coke & Engineering Co., Ltd.	772,500	1,138,073
#Nippon Concrete Industries Co., Ltd.	157,000	228,734
Nippon Denko Co., Ltd.	372,000	2,208,031
Nippon Fine Chemical Co., Ltd.	85,600	539,958
Nippon Kasei Chemical Co., Ltd.	355,000	680,968
Nippon Kayaku Co., Ltd.	248,000	2,229,511

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Nippon Kinzoku Co., Ltd.	222,000	$363,804
*Nippon Koshuha Steel Co., Ltd.	366,000	444,181
*Nippon Light Metal Co., Ltd.	1,422,000	2,092,423
#Nippon Metal Industry Co., Ltd.	556,000	744,511
#Nippon Paint Co., Ltd.	727,200	4,275,716
Nippon Pigment Co., Ltd.	43,000	132,227
Nippon Pillar Packing Co., Ltd.	83,000	479,689
Nippon Soda Co., Ltd.	515,000	1,827,779
Nippon Synthetic Chemical Industry Co., Ltd. (The)	245,000	1,485,507
Nippon Valqua Industries, Ltd.	313,000	754,301
#*Nippon Yakin Kogyo Co., Ltd.	395,500	1,257,978
Nittetsu Mining Co., Ltd.	273,000	931,805
Nitto FC Co., Ltd.	72,000	374,575
NOF Corp.	673,000	2,770,009
Okabe Co., Ltd.	186,900	795,906
Okamoto Industries, Inc.	390,000	1,604,331
*Okura Industrial Co., Ltd.	211,000	604,795
#Osaka Organic Chemical Industry, Ltd.	66,000	488,185
Osaka Steel Co., Ltd.	73,900	1,143,735
#Osaka Titanium Technologies Co., Ltd.	40,800	1,740,538
#Pacific Metals Co., Ltd.	379,000	2,715,695
#Pack Corp. (The)	66,200	1,251,851
Rengo Co., Ltd.	21,090	136,195
Riken Technos Corp.	197,000	532,862
*S Science Co., Ltd.	3,183,000	110,527
#S.T. Chemical Co., Ltd.	80,400	927,240
Sakai Chemical Industry Co., Ltd.	355,000	1,412,198
Sakata INX Corp.	208,000	898,694
Sanyo Chemical Industries, Ltd.	292,000	2,026,064
#*Sanyo Special Steel Co., Ltd.	459,300	2,372,365
Sekisui Plastics Co., Ltd.	209,000	1,096,466
Shikoku Chemicals Corp.	177,000	941,110
Shinagawa Refractories Co., Ltd.	224,000	608,096
Shin-Etsu Polymer Co., Ltd.	214,700	1,266,348
Shinko Wire Co., Ltd.	185,000	298,869
Somar Corp.	43,000	105,615
#Stella Chemifa Corp.	40,800	1,610,556
Sumitomo Bakelite Co., Ltd.	404,000	2,104,564
*Sumitomo Light Metal Industries, Ltd.	1,248,000	1,303,434
Sumitomo Osaka Cement Co., Ltd.	882,000	1,651,012
Sumitomo Pipe & Tube Co., Ltd.	108,100	600,550
Sumitomo Seika Chemicals Co., Ltd.	214,000	851,999
#T. Hasegawa Co., Ltd.	116,800	1,796,409
*Taiheiyo Cement Corp.	1,312,000	1,777,241
Taisei Lamick Co., Ltd.	18,500	454,824
*Taiyo Ink Manufacturing Co., Ltd.	17,200	472,266
Takasago International Corp.	339,000	1,549,708
Takiron Co., Ltd.	202,000	616,074
Tayca Corp.	151,000	432,357
Tenma Corp.	87,000	937,239
#*Titan Kogyo K.K.	59,000	138,476
Toagosei Co., Ltd.	897,000	3,972,956
#Toda Kogyo Corp.	155,000	1,338,916
*Toho Titanium Co., Ltd.	77,300	2,122,331
#Toho Zinc Co., Ltd.	425,000	1,545,285
Tokai Carbon Co., Ltd.	455,000	2,399,496
Tokushu Tokai Paper Co., Ltd.	501,580	1,224,940
Tokyo Ohka Kogyo Co., Ltd.	112,600	1,929,024
#Tokyo Rope Manufacturing Co., Ltd.	532,000	1,345,908
*Tomoegawa Paper Co., Ltd.	125,000	247,252
Tomoku Co., Ltd.	294,000	787,572

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
Topy Industries, Ltd.	737,000	$1,657,286
Toyo Ink Manufacturing Co., Ltd.	541,000	2,092,554
Toyo Kohan Co., Ltd.	237,000	1,348,879
TYK Corp.	142,000	308,448
Ube Material Industries, Ltd.	266,000	638,136
Wood One Co., Ltd.	169,000	620,263
Yodogawa Steel Works, Ltd.	562,500	2,360,362
Yuki Gosei Kogyo Co., Ltd.	64,000	174,410
Yushiro Chemical Industry Co., Ltd.	51,000	621,599
Zeon Corp.	504,000	3,624,931

Total Materials		152,900,180

Telecommunication Services — (0.0%)
*Invoice, Inc.	38,630	516,669

Utilities — (0.7%)
Hokkaido Gas Co., Ltd.	210,000	619,522
Hokuriku Gas Co., Ltd.	99,000	260,043
Okinawa Electric Power Co., Ltd.	39,571	2,025,688
#Saibu Gas Co., Ltd.	1,268,000	3,523,313
Shizuoka Gas Co., Ltd.	241,500	1,622,083
Tokai Corp.	228,000	1,014,889

Total Utilities		9,065,538

TOTAL COMMON STOCKS		1,197,988,766

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $9,500,000 FNMA 3.901%(r), 02/25/39, valued at $5,003,567) to be repurchased at $4,929,078	$4,929	4,929,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (10.8%)
§@DFA Short Term Investment Fund	144,548,813	144,548,813
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $902,054) to be repurchased at $884,382	$884	884,367
TOTAL SECURITIES LENDING COLLATERAL		145,433,180

TOTAL INVESTMENTS — (100.0%) (Cost $1,545,597,002)##		$1,348,350,946

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$851,170	$266,489,948	—	$267,341,118
Consumer Staples	—	118,605,984	—	118,605,984
Energy	—	13,620,422	—	13,620,422
Financials	1,962,496	128,568,433	—	130,530,929
Health Care	—	49,671,131	—	49,671,131
Industrials	—	317,969,888	—	317,969,888
Information Technology	—	137,766,907	—	137,766,907
Materials	110,527	152,789,653	—	152,900,180
Telecommunication Services	—	516,669	—	516,669
Utilities	—	9,065,538	—	9,065,538
Temporary Cash Investments	—	4,929,000	—	4,929,000
Securities Lending Collateral	—	145,433,180	—	145,433,180

TOTAL	$2,924,193	$1,345,426,753	—	$1,348,350,946

See accompanying Notes to Schedules of Investments.

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.4%)
AUSTRALIA — (50.4%)
#*A.B.C. Learning Centres, Ltd.	535,970	$—
*Acrux, Ltd.	107,821	190,189
*Adacel Technologies, Ltd.	113,249	34,090
#*Adamus Resources, Ltd.	1,243,564	552,521
*ADCorp Australia, Ltd.	212,402	36,531
Adelaide Brighton, Ltd.	1,781,776	5,105,882
#*Aditya Birla Minerals, Ltd.	841,658	678,457
Adtrans Group, Ltd.	38,110	120,128
*ADX Energy, Ltd.	473,905	70,598
#*AED Oil, Ltd.	282,000	126,647
Aevum, Ltd.	452,176	445,485
*Agenix, Ltd.	707,478	10,881
*Ainsworth Game Technology, Ltd.	380,243	28,853
AJ Lucas Group, Ltd.	320,999	602,279
*Alchemia, Ltd.	724,903	354,449
#Alesco Corp., Ltd.	457,971	1,080,451
*Alkane Resources, Ltd.	938,520	301,929
#*Alliance Resources, Ltd.	415,578	129,810
*Allied Medical, Ltd.	11,746	—
*Altium, Ltd.	30,000	6,226
*Amadeus Energy, Ltd.	819,137	178,379
Amalgamated Holdings, Ltd.	460,930	2,421,415
*Amcom Telecommunications, Ltd.	1,315,204	374,504
Ammtec, Ltd.	22,534	73,388
#*Andean Resources, Ltd.	1,464,837	4,932,882
Ansell, Ltd.	467,276	5,431,562
#*Antares Energy, Ltd.	934,515	388,560
AP Eagers, Ltd.	37,790	434,166
APA Group, Ltd.	1,527,866	5,132,936
*Apex Minerals NL	1,895,791	37,566
#APN News & Media, Ltd.	1,479,465	2,830,872
*Arafura Resources, Ltd.	555,492	357,988
*ARB Corporation, Ltd.	324,213	1,661,401
Ariadne Australia, Ltd.	267,324	61,909
*Aristocrat Leisure, Ltd.	983,123	3,020,493
*Arturus Capital, Ltd.	86,152	7,843
ASG Group, Ltd.	292,089	383,216
*Astron, Ltd.	87,221	145,117
#*Atlas Iron, Ltd.	890,706	1,626,286
#*Aurora Oil & Gas, Ltd.	768,019	569,930
Ausdrill, Ltd.	884,082	1,341,021
#*Ausenco, Ltd.	132,519	289,806
Austal, Ltd.	558,220	1,161,613
*Austar United Communications, Ltd.	2,751,397	2,342,916
Austbrokers Holdings, Ltd.	79,578	339,157
Austereo Group, Ltd.	1,001,750	1,510,841
#Austin Engineering, Ltd.	113,130	362,886
*Austpac Resources NL	1,123,528	39,585
#*Australian Agricultural Co., Ltd.	801,009	1,091,095
Australian Infrastructure Fund NL	3,018,033	4,925,364
Australian Pharmaceutical Industries, Ltd.	8,248,388	3,053,434
*Australian Worldwide Exploration, Ltd.	1,952,017	2,757,481
*Autodom, Ltd.	170,874	9,105
Automotive Holdings Group NL	338,477	693,064
*Autron Corporation, Ltd.	989,247	11,635
*Avexa, Ltd.	451,936	13,069
#*AVJennings, Ltd.	5,350,378	2,026,924
#*Avoca Resources, Ltd.	656,313	1,565,788

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
*AWB, Ltd.	3,807,619	$3,412,481
*Ballarat South Gold, Ltd.	1,996	16,295
*Bank of Queensland, Ltd.	73,597	691,456
#*Bannerman Resources, Ltd.	207,242	72,077
*BC Iron, Ltd.	236,493	352,305
Beach Petroleum, Ltd.	4,155,402	2,523,219
*Berkeley Resources, Ltd.	122,920	142,092
Beyond International, Ltd.	61,256	36,022
#*Biota Holdings, Ltd.	931,131	834,837
*Bisalloy Steel Group, Ltd.	469,001	74,174
*Blackmores, Ltd.	76,842	1,578,780
#*BMA Gold, Ltd.	630,072	154,108
*Boart Longyear Group	1,686,718	4,674,976
*Boulder Steel, Ltd.	1,667,795	139,820
*Bow Energy, Ltd.	518,958	605,106
Bradken, Ltd.	589,828	4,109,644
#Breville Group, Ltd.	598,466	1,200,928
#Brickworks, Ltd.	132,797	1,418,321
#*Brockman Resources, Ltd.	653,924	1,839,497
BSA, Ltd.	592,449	114,001
*BT Investment Management, Ltd.	147,529	354,264
Cabcharge Australia, Ltd.	449,774	1,831,906
Calliden Group, Ltd.	633,393	131,786
#Campbell Brothers, Ltd.	290,863	8,112,654
*Cape Range Wireless, Ltd.	7,260	—
*Capral, Ltd.	58,499	8,443
#Cardno, Ltd. (B00T062)	247,493	880,443
*Cardno, Ltd. (B3WYNR8)	41,248	145,536
#*Carnarvon Petroleum, Ltd.	3,731,313	1,286,745
*Carnegie Wave Energy, Ltd.	1,008,948	84,011
#Cash Converters International, Ltd.	1,160,309	577,492
#*Catalpa Resources, Ltd.	336,852	463,307
*CDS Technologies, Ltd.	13,276	—
Cedar Woods Properties, Ltd.	102,534	204,390
*Cellestis, Ltd.	387,333	976,102
*Cellnet Group, Ltd.	899,404	244,112
*Centaurus Metals, Ltd.	768,955	54,367
Centennial Coal Co., Ltd.	1,399,791	7,597,002
*Centrebet International, Ltd.	5,720	6,737
*Centrex Metals, Ltd.	51,889	18,097
#*Ceramic Fuel Cells, Ltd.	2,622,070	499,327
Challenger Financial Services Group, Ltd.	1,750,037	5,581,705
Chandler Macleod Group, Ltd.	88,156	21,414
*Chemeq, Ltd.	166,742	12,521
*ChemGenex Pharmaceuticals, Ltd. (6273635)	621,179	187,760
*ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,608
#*Citadel Resource Group, Ltd.	5,540,627	1,504,793
*Citigold Corp., Ltd.	3,765,806	306,271
*Clarius Group, Ltd.	1,001,901	585,093
#*Clinuvel Pharmaceuticals, Ltd.	1,184,356	251,893
Clough, Ltd.	1,462,308	1,107,215
Clover Corp., Ltd.	269,348	64,547
*CO2 Group, Ltd.	844,559	112,701
#*Coal of Africa, Ltd.	355,612	588,657
#*Coalspur Mines, Ltd.	894,264	648,042
*Cockatoo Coal, Ltd.	1,370,922	571,710
Codan, Ltd.	149,759	196,075
#Coffey International, Ltd.	567,571	563,826
Collection House, Ltd.	1,758,898	1,280,485
*Comet Ridge, Ltd.	65,567	9,488
#ConnectEast Group, Ltd.	13,546,980	4,904,768

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Conquest Mining, Ltd.	1,082,609	$327,682
Consolidated Media Holdings, Ltd.	1,225,674	3,441,658
*Cooper Energy, Ltd.	141,567	51,752
Corporate Express Australia, Ltd.	247,909	1,070,413
#Count Financial, Ltd.	798,391	816,659
Coventry Group, Ltd.	144,778	310,131
#Crane Group, Ltd.	352,895	2,676,765
#Credit Corp. Group, Ltd.	25,160	65,338
*Crescent Gold, Ltd.	1,124,856	111,531
#*CSG, Ltd.	574,628	982,348
*CudeCo, Ltd.	316,283	1,333,085
*Cue Energy Resources, Ltd.	713,321	177,669
#*Customers, Ltd.	477,130	1,173,436
Data#3, Ltd.	6,794	53,182
#David Jones, Ltd.	1,447,885	6,303,374
#*Decmil Group, Ltd.	147,926	226,157
*Deep Yellow, Ltd.	68,720	12,751
*Devine, Ltd.	2,006,856	445,168
#*Discovery Metals, Ltd.	841,759	614,806
Dominion Mining, Ltd.	375,978	759,097
*Domino’s Pizza Enterprises, Ltd.	802	3,951
#Downer EDI, Ltd.	679,894	3,060,536
#*Dragon Mining, Ltd.	1,665,100	146,409
*Drillsearch Energy, Ltd.	546,382	34,593
DUET Group, Ltd.	3,108,006	4,601,542
DWS Advanced Business Solutions, Ltd.	155,164	198,931
#*Dyesol, Ltd.	308,239	261,908
#*Eastern Star Gas, Ltd.	2,741,555	2,133,108
#*Elders, Ltd.	1,322,394	537,843
*Elementos, Ltd.	1,039	161
*Ellect Holdings, Ltd.	482	1,570
*Ellex Medical Lasers, Ltd.	197,605	29,629
Emeco Holdings, Ltd.	1,240,388	758,184
#*Energy World Corp., Ltd.	3,752,842	1,542,698
#Envestra, Ltd.	4,315,031	1,975,494
Envirozel, Ltd.	283,266	20,472
Euroz, Ltd.	13,500	14,536
#*Extract Resources, Ltd.	255,209	1,546,850
#Fantastic Holdings, Ltd.	355,613	662,416
*FAR, Ltd.	414,263	21,320
#*Ferraus, Ltd.	148,325	110,034
FKP Property Group, Ltd.	1,245,296	790,697
#Fleetwood Corp., Ltd.	247,561	2,167,405
#*FlexiGroup, Ltd.	597,372	697,319
#Flight Centre, Ltd.	192,954	3,242,964
#*Flinders Mines, Ltd.	6,798,057	612,983
*Focus Minerals, Ltd.	2,620,236	107,029
*Forest Enterprises Australia, Ltd.	2,849,173	115,994
#Forge Group, Ltd.	207,842	581,556
*Forte Energy NL	1,022,518	84,907
*FTD Corp., Ltd.	20,365	184
#*Galaxy Resources, Ltd.	393,044	410,136
Gazal Corp., Ltd.	104,542	134,302
*Geodynamics, Ltd.	1,015,653	412,890
#*Gindalbie Metals, Ltd.	1,817,381	1,600,078
#*Giralia Resources NL	625,030	1,361,857
Goodman Fielder, Ltd.	4,511,999	5,447,506
Gowing Bros., Ltd.	92,437	200,454
#Graincorp, Ltd. Series A	523,742	2,670,855
#*Grange Resources, Ltd.	1,179,696	598,156
#*Great Southern, Ltd.	9,302,784	—

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
GUD Holdings, Ltd.	374,345	$3,173,158
#Gunns, Ltd.	2,872,620	1,789,569
#GWA International, Ltd.	973,932	2,666,762
Hastie Group, Ltd.	810,423	1,122,092
*Havilah Resources NL	258,836	84,113
#Healthscope, Ltd.	950,414	5,144,581
#*HFA Holdings, Ltd.	511,508	78,844
HGL, Ltd.	108,137	113,094
#*Highlands Pacific, Ltd.	2,651,500	589,067
Hills Industries, Ltd.	936,401	1,871,528
#*Horizon Oil, Ltd.	3,273,068	815,920
*Hutchison Telecommunications Australia, Ltd.	7,909,751	708,390
#*Icon Energy, Ltd.	196,852	33,860
IDT Australia, Ltd.	80,953	46,242
iiNet, Ltd.	390,161	980,549
*Iluka Resources, Ltd.	1,472,781	7,344,408
#*Imdex, Ltd.	812,684	594,041
#IMF Australia, Ltd.	293,338	397,077
*IMX Resources, Ltd.	594,082	234,724
#Independence Group NL	552,303	2,806,582
#*Indophil Resources NL	1,738,038	1,252,639
#Industrea, Ltd.	3,495,902	1,124,799
#Infigen Energy, Ltd.	1,556,089	1,098,595
Infomedia, Ltd.	1,458,074	337,373
*Innamincka Petroleum, Ltd.	172,297	14,323
*Integra Mining, Ltd.	1,403,588	439,172
Integrated Research, Ltd.	261,513	93,452
#*Intrepid Mines, Ltd.	1,275,220	692,857
#Invocare, Ltd.	539,854	2,968,786
Ioof Holdings, Ltd.	950,183	5,603,295
#Iress Market Technology, Ltd.	362,582	2,707,348
#*Iron Ore Holdings, Ltd.	323,437	380,877
#iSOFT Group, Ltd.	2,688,547	353,128
#*Ivanhoe Australia, Ltd.	78,892	210,426
*Ixla, Ltd.	89,921	1,871
#*Jabiru Metals, Ltd.	1,999,578	623,391
JB Hi-Fi, Ltd.	369,522	6,404,409
K&S Corp., Ltd.	164,616	387,210
#*Kagara, Ltd.	1,628,074	958,742
*Kangaroo Resources, Ltd.	1,638,444	214,737
*Karoon Gas Australia, Ltd.	628,673	3,936,424
*Kimberley Metals, Ltd.	204,110	36,991
*Kings Minerals NL	1,961,035	174,441
Kingsgate Consolidated, Ltd.	402,364	3,568,655
*Kingsrose Mining, Ltd.	285,320	233,755
*Lednium, Ltd.	195,019	14,115
Lemarne Corp., Ltd.	25,882	101,577
#*Linc Energy, Ltd.	1,125,898	1,630,919
#*Liquefied Natural Gas, Ltd.	54,592	29,454
Lycopodium, Ltd.	53,127	152,235
#*Lynas Corp., Ltd.	7,038,128	4,843,282
M2 Telecommunications Group, Ltd.	99,763	175,692
#*MAC Services Group, Ltd.	203,673	501,125
Macarthur Coal, Ltd.	224,909	2,555,800
MacMahon Holdings, Ltd.	3,283,150	1,759,838
*Macquarie Telecom Group, Ltd.	35,019	166,623
*Magma Metals, Ltd.	223,086	95,594
*Manhattan Corp., Ltd.	7,972	5,548
#*Mantra Resources, Ltd.	122,841	504,815
*Marion Energy, Ltd.	451,508	8,225
Maryborough Sugar Factory, Ltd.	3,384	6,725

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
MaxiTRANS Industries, Ltd.	913,360	$255,457
*McGuigan Simeon Wines, Ltd.	2,238,544	538,478
McMillan Shakespeare, Ltd.	217,612	1,070,173
#McPherson’s, Ltd.	303,441	731,191
#*Medusa Mining, Ltd.	388,790	1,364,332
#Melbourne IT, Ltd.	429,792	822,515
*MEO Australia, Ltd.	601,533	182,723
#*Mermaid Marine Australia, Ltd.	773,075	1,892,488
*Mesoblast, Ltd.	62,875	109,654
#*Metgasco, Ltd.	440,223	164,943
*Mikoh Corp., Ltd.	813,548	50,513
#*Minara Resources, Ltd.	1,008,429	748,715
#Mincor Resources NL	946,204	1,700,463
*Mineral Deposits, Ltd.	203,762	141,978
#Mineral Resources, Ltd.	371,021	2,743,488
#*Mirabela Nickel, Ltd.	395,138	762,746
*Mitchell Communications Group, Ltd.	1,333,070	1,488,807
#*Molopo Energy, Ltd.	1,131,021	1,115,560
#Monadelphous Group, Ltd.	302,955	3,719,162
*Morning Star Gold NL	50,482	16,720
Mortgage Choice, Ltd.	641,387	678,782
*Mosaic Oil NL	2,209,067	290,235
*Mount Gibson Iron, Ltd.	2,962,399	4,470,392
#*Murchison Metals, Ltd.	1,158,607	1,926,336
Namoi Cotton Cooperative, Ltd.	196,490	69,523
*Nanosonics, Ltd.	7,892	4,220
National Can Industries, Ltd.	97,017	106,642
*Navitas, Ltd.	1,205,167	4,737,533
#*Neptune Marine Services, Ltd.	150,803	37,577
*Nexbis, Ltd.	362,894	28,410
#*Nexus Energy, Ltd.	2,957,188	843,934
#NIB Holdings, Ltd.	307,727	353,263
#*Nido Petroleum, Ltd.	5,312,071	696,867
*Norfolk Group, Ltd.	118,491	101,508
*North Australian Diamonds, Ltd.	333,270	9,992
*Northern Energy Corp., Ltd.	94,263	93,608
*Northern Iron, Ltd.	154,720	211,959
*Norton Gold Fields, Ltd.	276,468	47,356
*Novogen, Ltd.	391,119	53,302
*NRW Holdings, Ltd.	292,815	290,906
Nufarm, Ltd.	537,675	1,862,593
Oakton, Ltd.	378,695	941,511
*Orbital Corp., Ltd.	492,642	13,403
#*Orocobre, Ltd.	234,782	435,949
OrotonGroup, Ltd.	79,968	483,345
*Otto Energy, Ltd.	1,486,012	120,989
*Pacific Brands, Ltd.	4,412,120	3,612,315
*Pan Pacific Petroleum NL	1,059,542	177,658
*PanAust, Ltd.	8,757,197	4,529,325
Panoramic Resources, Ltd.	901,883	2,010,972
*Paperlinx, Ltd.	2,771,649	1,501,574
*Patties Foods, Ltd.	22,996	24,912
*Payce Consolidated, Ltd.	29,670	40,264
#Peet, Ltd.	1,014,007	1,823,298
*Perilya, Ltd.	677,251	266,490
#Perpetual Trustees Australia, Ltd.	140,509	3,696,073
#*Perseus Mining, Ltd.	927,250	1,756,964
#*Pharmaxis, Ltd.	815,846	1,621,380
Photon Group, Ltd.	36,148	33,357
*Planet Gas, Ltd.	55,177	4,252
*Plantcorp NL	4,329	—

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
#*Platinum Australia, Ltd.	983,731	$665,200
*PMP, Ltd.	1,813,797	987,778
#*Port Bouvard, Ltd.	270,578	29,375
*Poseidon Nickel, Ltd.	425,525	69,524
*Prana Biotechnology, Ltd.	187,366	23,885
#Premier Investments, Ltd.	198,655	1,145,908
#*Prima Biomed, Ltd.	1,575,197	136,675
Primary Health Care, Ltd.	874,595	2,853,623
Prime Media Group, Ltd.	1,001,480	674,987
*PrimeAg Australia, Ltd.	14,749	14,330
*Probiotec, Ltd.	8,006	10,059
Programmed Maintenance Service, Ltd.	549,269	943,297
*QRxPharma, Ltd.	6,876	5,842
*Quickstep Holdings, Ltd.	227,957	54,553
*Ramelius Resources, Ltd.	147,307	57,366
#Ramsay Health Care, Ltd.	259,021	3,306,404
*Raptis Group, Ltd.	12,000	—
RCR Tomlinson, Ltd.	1,082,680	979,496
#*REA Group, Ltd.	137,869	1,269,448
Reckon, Ltd.	165,006	316,781
*Red Fork Energy, Ltd.	62,243	33,839
Redflex Holdings, Ltd.	377,855	801,943
#Reece Australia, Ltd.	238,457	5,178,097
*Regis Resources, Ltd.	909,498	782,980
#*Reject Shop, Ltd. (The)	112,300	1,605,245
*Resolute Mining, Ltd.	1,442,710	1,018,990
*Resource Generation, Ltd.	67,290	36,494
Retail Food Group, Ltd.	13,464	32,236
Reverse Corp., Ltd.	120,559	13,695
*Rex Minerals, Ltd.	29,771	51,450
*RHG, Ltd.	405,648	246,003
Ridley Corp., Ltd.	1,283,068	1,374,612
#*RiverCity Motorway Group, Ltd.	1,563,354	46,598
#*Riversdale Mining, Ltd. (6932657)	692,356	6,417,120
*Riversdale Mining, Ltd. (B41J4X4)	124,281	1,150,229
*Roc Oil Co., Ltd.	937,716	301,406
Rock Building Society, Ltd.	30,256	69,886
Ross Human Directions, Ltd.	138,330	75,418
*RP Data, Ltd.	7,402	6,041
*Runge, Ltd.	30,702	11,505
#Ruralco Holdings, Ltd.	88,146	220,842
SAI Global, Ltd. (6716958)	792,220	2,853,468
*SAI Global, Ltd. (67169RR)	183,407	662,053
*Salinas Energy, Ltd.	637,362	57,568
#Salmat, Ltd.	690,131	2,528,757
*Sandfire Resources NL	337,052	1,479,538
#*Saracen Mineral Holdings, Ltd.	495,324	188,276
Schaffer Corp., Ltd.	33,766	151,294
SDI, Ltd.	169,883	36,045
#Sedgman, Ltd.	236,994	331,658
#Seek, Ltd.	666,916	4,570,215
#Select Harvests, Ltd.	201,308	653,395
#*Servcorp, Ltd.	307,866	806,193
*Service Stream, Ltd.	1,432,710	401,725
*Seven Group Holdings, Ltd.	418,646	2,321,729
Sigma Pharmaceuticals, Ltd.	4,862,235	1,910,524
#*Silex System, Ltd.	459,090	1,919,761
#*Silver Lake Resources, Ltd.	353,587	603,504
#*Sirtex Medical, Ltd.	218,417	992,406
Skilled Group, Ltd.	391,751	450,451
#SMS Management & Technology, Ltd.	302,811	1,618,186

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Southern Cross Electrical Engineering, Ltd.	16,785	$16,363
Southern Cross Media Group NL	1,517,898	2,541,749
SP Ausnet, Ltd.	852,696	615,812
#SP Telemedia, Ltd.	1,407,243	2,302,715
Spark Infrastructure Group, Ltd.	3,379,877	3,760,501
#Specialty Fashion Group, Ltd.	766,728	874,864
*Sphere Minerals, Ltd.	71,932	103,590
Spotless Group, Ltd.	1,144,847	2,122,948
*St. Barbara, Ltd.	9,348,675	2,551,412
*Starpharma Holdings, Ltd.	652,875	312,881
Straits Resources, Ltd.	878,069	1,130,393
*Structural Systems, Ltd.	138,772	69,255
*Stuart Petroleum, Ltd.	169,387	71,961
STW Communications Group, Ltd.	117,354	100,244
#*Sundance Resources, Ltd.	5,993,157	787,429
*Sunland Group, Ltd.	741,191	442,897
#Super Cheap Auto Group, Ltd.	815,159	4,185,035
#*Swick Mining Services, Ltd.	49,595	16,172
Symex Holdings, Ltd.	355,611	177,799
*Talent2 International, Ltd.	474,826	584,516
*Tanami Gold NL	2,575,708	44,278
*Tap Oil, Ltd.	1,301,639	1,055,199
Tassal Group, Ltd.	583,928	751,377
#Technology One, Ltd.	1,332,269	1,061,752
#*Ten Network Holdings, Ltd.	3,104,667	4,689,439
*Terramin Australia, Ltd.	155,209	85,604
#TFS Corp., Ltd.	1,042,607	764,015
*Thakral Holdings Group, Ltd.	2,559,697	1,043,854
Thorn Group, Ltd.	188,478	229,376
*Tiger Resources, Ltd.	604,768	114,690
*TNG, Ltd.	207,823	8,093
Tower Australia Group, Ltd.	1,514,406	3,003,671
#*Tox Free Solutions, Ltd.	355,104	747,123
Transfield Services, Ltd.	1,322,886	3,855,908
Transfield Services, Ltd. Infrastructure Fund	1,275,557	720,380
#*Transpacific Industries Group, Ltd.	1,149,039	1,093,860
#Troy Resources NL	346,695	784,917
Trust Co., Ltd. (The)	82,756	423,769
UGL, Ltd.	332,576	4,245,229
UXC, Ltd.	1,169,545	549,600
*Victoria Petroleum NL	240,354	57,576
*View Resources, Ltd.	1,283,369	150,938
#Village Roadshow, Ltd.	588,365	1,113,225
*Virgin Blue Holdings, Ltd.	5,609,863	1,577,623
*Warrnambool Cheese & Butter Factory Co. Holding, Ltd.	995	3,029
#Watpac, Ltd.	651,624	848,373
*Wattyl, Ltd.	433,037	642,783
#WDS, Ltd.	375,342	138,560
#Webjet, Ltd.	373,212	731,246
*Webster, Ltd.	144,737	47,161
#West Australian Newspapers Holdings, Ltd.	728,122	4,568,160
Western Areas NL	529,359	2,331,091
*Westgold Resources, Ltd.	26,150	6,629
#*White Energy Co., Ltd.	494,905	1,478,459
*White Rock Minerals, Ltd.	1,968	374
Whitehaven Coal, Ltd.	394,788	1,936,179
#WHK Group, Ltd.	1,202,433	1,054,664
#Wide Bay Australia, Ltd.	72,719	675,281
Willmott Forests, Ltd.	17,224	4,986
#*Windimurra Vanadium, Ltd.	537,429	82,656

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
AUSTRALIA — (Continued)
Wotif.com Holdings, Ltd.	477,282	$2,232,335

TOTAL AUSTRALIA		451,172,337

HONG KONG — (20.5%)
*AAC Acoustic Technologies Holdings, Inc.	220,000	391,303
*ABC Communications (Holdings), Ltd.	664,000	126,624
Aeon Credit Service (Asia) Co., Ltd.	580,000	496,776
Aeon Stores Hong Kong Co., Ltd.	234,000	346,378
Alco Holdings, Ltd.	1,468,000	610,879
Allan International Holdings, Ltd.	592,000	247,801
Allied Group, Ltd.	683,200	2,333,439
#Allied Properties, Ltd.	11,885,857	2,405,202
*Amax Holdings, Ltd.	1,650,000	17,865
*Apac Resources, Ltd.	7,720,000	472,921
*APT Satellite Holdings, Ltd.	850,000	330,240
*Artel Solutions Group Holdings, Ltd.	7,885,000	356,233
*Artini China Co., Ltd.	1,855,000	141,181
Arts Optical International Holdings, Ltd.	730,000	353,370
Asia Commercial Holdings, Ltd.	131,040	11,022
Asia Financial Holdings, Ltd.	2,474,908	930,598
Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,481,449
*Asia Standard Hotel Group, Ltd.	13,095,018	845,302
Asia Standard International Group, Ltd.	14,555,281	2,511,646
*Asia TeleMedia, Ltd.	2,832,000	36,460
*Associated International Hotels, Ltd.	954,000	2,015,546
Aupu Group Holding Co., Ltd.	712,000	122,145
Automated Systems Holdings, Ltd.	394,000	90,381
*Beijing Enterprises Water Group, Ltd.	7,534,000	2,485,119
*Beijing Properties Holdings, Ltd.	5,712,000	573,935
*Bel Global Resources Holdings, Ltd.	2,576,000	57,100
*Birmingham International Holdings, Ltd.	5,828,000	192,015
Bonjour Holdings, Ltd.	2,064,000	604,622
Bossini International Holdings, Ltd.	3,871,500	294,513
#*Bright International Group, Ltd.	1,338,000	103,612
*Brightoil Petroleum Holdings, Ltd.	4,044,000	1,885,649
#*Burwill Holdings, Ltd.	7,782,960	461,953
#C C Land Holdings, Ltd.	5,365,000	2,203,814
Cafe de Coral Holdings, Ltd.	662,000	1,591,910
*Capital Estate, Ltd.	3,161,000	142,116
*Capital Publications, Ltd.	20,847,170	619,988
*CASH Financial Services Group, Ltd.	119,565	13,093
*Celestial Asia Securities Holdings, Ltd.	339,810	113,565
#Century City International, Ltd.	4,332,600	341,010
Century Sunshine Group Holdings, Ltd.	3,140,000	119,212
Champion Technology Holdings, Ltd.	3,832,000	99,169
Chen Hsong Holdings, Ltd.	636,000	242,591
Cheuk Nang (Holdings), Ltd.	93,840	30,558
Chevalier International Holdings, Ltd.	733,482	787,518
Chevalier Pacific Holdings, Ltd.	4,152,500	342,458
*Chia Tai Enterprises International, Ltd.	9,220,000	297,138
*China Best Group Holding, Ltd.	3,721,400	89,921
*China Boon Holdings, Ltd.	3,000,000	177,205
*China Digicontent Co., Ltd.	2,710,000	3,489
*China Electronics Corp. Holdings Co., Ltd.	2,888,250	406,567
*China Energy Development Holdings, Ltd.	9,704,000	507,128
*China Flavors & Fragrances Co., Ltd.	138,000	31,770
*China Glass Holdings, Ltd.	114,000	36,909
China Hong Kong Photo Products Holdings, Ltd.	1,909,000	135,146
*China Infrastructure Investment, Ltd.	6,280,000	234,765
*China Investments Holdings, Ltd.	210,000	7,312
*China LotSynergy Holdings, Ltd.	3,217,032	135,013

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*China Mandarin Holdings, Ltd.	3,858,000	$107,336
China Metal International Holdings, Ltd.	2,582,000	661,754
China Motion Telecom International, Ltd.	5,080,000	110,158
China Motor Bus Co., Inc.	70,200	550,898
*China Ocean Shipbuilding Industry Group, Ltd.	1,655,000	86,589
*China Pipe Group, Ltd.	100,000	1,020
*China Precious Metal Resources Holdings Co., Ltd.	3,140,000	657,542
*China Properties Investment Holdings, Ltd.	176,000	1,994
#*China Public Procurement, Ltd.	5,352,000	468,537
*China Renji Medical Group, Ltd.	12,784,000	72,510
*China Solar Energy Holdings, Ltd.	13,870,000	398,256
*China Sonangol Resources Enterprise, Ltd.	330,000	82,764
*China Strategic Holdings, Ltd.	8,030,000	527,938
China Sunshine Paper Holdings Co., Ltd.	286,500	107,036
China Taisan Technology Group Holdings, Ltd.	346,000	52,342
*China Timber Resources Group, Ltd.	21,600,000	281,175
China Ting Group Holdings, Ltd.	651,151	109,104
#*China WindPower Group, Ltd.	11,790,000	1,185,741
*China Yunnan Tin Minerals Group, Ltd.	8,800,000	114,463
*China Zirconium, Ltd.	2,736,000	105,757
#*Chinasoft International, Ltd.	1,150,000	222,067
*ChinaVision Media Group, Ltd.	3,100,000	324,166
Chinney Investments, Ltd.	1,144,000	182,502
Chong Hing Bank, Ltd.	880,000	1,994,453
Chow Sang Sang Holdings, Ltd.	1,167,680	2,311,170
Chu Kong Shipping Development, Ltd.	1,830,000	476,035
*Chuang’s China Investments, Ltd.	1,437,000	94,326
Chuang’s Consortium International, Ltd.	3,588,786	397,778
*Chun Wo Development Holdings, Ltd.	2,002,926	144,656
Citic 1616 Holdings, Ltd.	3,043,000	820,559
*City e-Solutions, Ltd.	186,000	17,628
City Telecom, Ltd.	1,430,751	739,249
*CK Life Sciences International Holdings, Inc.	8,320,000	497,769
*Climax International Co., Ltd.	40,700	131
*CNNC International, Ltd.	835,000	708,428
*CNT Group, Ltd.	8,315,264	396,682
COL Capital, Ltd.	2,725,840	460,660
Computer & Technologies Holdings, Ltd.	432,000	96,373
Continental Holdings, Ltd.	4,008,250	129,225
Convenience Retail Asia, Ltd.	64,000	19,912
*Cosmos Machinery Enterprises, Ltd.	1,616,400	137,294
CP Pokphand Co., Ltd.	6,088,000	454,339
Cross-Harbour Holdings, Ltd. (The)	591,520	496,572
CSI Properties, Ltd.	18,589,625	419,227
Dah Chong Hong Holdings, Ltd.	2,431,000	1,711,430
*Dah Sing Banking Group, Ltd.	1,274,800	1,873,894
#*Dah Sing Financial Holdings, Ltd.	311,600	1,906,931
*Daisho Microline Holdings, Ltd.	752,000	48,381
*Dan Form Holdings Co., Ltd.	3,427,260	336,044
Dawnrays Pharmaceutical Holdings, Ltd.	1,832,000	536,149
*DBA Telecommunication Asia Holdings, Ltd.	564,000	58,107
#Dickson Concepts International, Ltd.	825,000	627,055
*Dragon Hill Wuling Automobile Holdings, Ltd.	112,500	10,274
DVN Holdings, Ltd.	2,183,000	160,261
*Dynamic Energy Holdings, Ltd.	2,470,000	108,454
Dynamic Holdings, Ltd.	374,000	77,815
Eagle Nice (International) Holdings, Ltd.	718,000	206,377
EcoGreen Fine Chemicals Group, Ltd.	1,112,000	305,452
*Eforce Holdings, Ltd.	5,402,000	96,821
*EganaGoldpfeil Holdings, Ltd.	4,121,757	—
*E-Kong Group, Ltd.	620,000	36,716

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Emperor Capital Group, Ltd.	749,672	$39,549
*Emperor Entertainment Hotel, Ltd.	2,410,000	459,485
Emperor International Holdings, Ltd.	3,918,360	932,806
Emperor Watch & Jewellery, Ltd.	4,410,000	330,534
*ENM Holdings, Ltd.	15,112,000	1,423,198
*EPI Holdings, Ltd.	17,160,000	231,746
*eSun Holdings, Ltd.	424,000	58,073
*EVA Precision Industrial Holdings, Ltd.	1,226,000	633,333
*Extrawell Pharmaceutical Holdings, Ltd.	2,560,000	270,466
*Ezcom Holdings, Ltd.	72,576	448
Fairwood Holdings, Ltd.	316,600	331,396
#Far East Consortium International, Ltd.	4,012,766	1,174,121
*Far East Technology International, Ltd.	179,520	19,475
*First Natural Foods Holdings, Ltd.	2,365,000	—
Fong’s Industries Co., Ltd.	194,000	82,742
*Foundation Group, Ltd.	2,350,000	27,403
*Fountain SET Holdings, Ltd.	352,000	49,350
Four Seas Food Investment Holdings, Ltd.	202,184	30,134
Four Seas Mercantile Holdings, Ltd.	592,000	171,873
*Frasers Property China, Ltd.	16,477,000	430,061
#Fubon Bank Hong Kong, Ltd.	1,336,000	606,492
*Fujian Holdings, Ltd.	117,800	8,978
Fujikon Industrial Holdings, Ltd.	912,000	186,027
*Genting Hong Kong, Ltd.	59,000	14,306
Get Nice Holdings, Ltd.	11,372,000	703,610
Giordano International, Ltd.	6,824,000	3,523,331
*Global Green Tech Group, Ltd.	4,876,000	185,184
Global Sweeteners Holdings, Ltd.	1,950,000	372,134
*Global Tech (Holdings), Ltd.	5,612,000	46,276
Glorious Sun Enterprises, Ltd.	2,526,000	957,396
Gold Peak Industries Holding, Ltd.	3,176,642	433,512
*Golden Resorts Group, Ltd.	12,130,000	532,100
Golden Resources Development International, Ltd.	2,904,500	190,769
*Goldin Financial Holdings, Ltd.	480,000	43,301
*Goldin Properties Holdings, Ltd.	1,876,000	866,359
Golik Holdings, Ltd.	250,500	15,501
*Good Fellow Resources Holdings, Ltd.	1,670,000	144,026
*GR Vietnam Holdings, Ltd.	620,000	8,204
*Grande Holdings, Ltd.	882,000	55,588
#Great Eagle Holdings, Ltd.	885,499	2,318,338
*G-Resources Group, Ltd.	30,621,000	1,580,793
*Group Sense International, Ltd.	2,448,000	67,871
Guangnan Holdings, Ltd.	1,779,600	368,609
*Hang Fung Gold Technology, Ltd.	1,972,482	—
Hannstar Board International Holdings, Ltd.	1,074,000	235,650
*Hans Energy Co., Ltd.	7,556,000	301,087
Harbour Centre Development, Ltd.	889,500	971,788
Henderson Investment, Ltd.	3,369,000	290,920
High Fashion International, Ltd.	268,000	91,418
HKR International, Ltd.	2,385,536	1,018,291
Hon Kwok Land Investment Co., Ltd.	236,800	80,908
*Hong Fok Land, Ltd.	1,210,000	1,558
Hong Kong & Shanghai Hotels, Ltd.	174,794	277,984
Hong Kong Aircraft Engineering Co., Ltd.	32,800	442,188
Hong Kong Catering Management, Ltd.	542,796	115,970
*Hong Kong Ferry Holdings, Ltd.	809,300	721,434
#*Hong Kong Resources Holdings Co., Ltd.	3,301,450	540,061
*Hongkong Chinese, Ltd.	4,482,000	450,535
Hop Fung Group Holdings, Ltd.	888,000	188,966
Hsin Chong Construction Group, Ltd.	1,569,658	222,294
Huafeng Group Holdings, Ltd.	6,997,325	342,848

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Hung Hing Printing Group, Ltd.	608,000	$199,887
#*Huscoke Resources Holdings, Ltd.	6,378,000	325,208
*Hutchison Harbour Ring, Ltd.	9,038,000	828,588
*Hybrid Kinetic Group, Ltd.	10,440,000	384,358
*HyComm Wireless, Ltd.	47,090	17,227
*I-Cable Communications, Ltd.	531,000	69,747
*IDT International, Ltd.	6,240,183	165,258
Integrated Distribution Services Group, Ltd.	759,000	1,465,929
*iOne Holdings, Ltd.	20,000	681
*IPE Group, Ltd.	1,425,000	164,989
*IT, Ltd.	2,734,000	982,214
*ITC Corp., Ltd.	893,645	49,506
*ITC Properties Group, Ltd.	3,672,747	874,910
*Jackin International Holdings, Ltd.	2,334,000	123,198
*Jinhui Holdings, Ltd.	199,000	61,016
*Jiuzhou Development Co., Ltd.	2,558,000	227,983
*JLF Investment Co., Ltd.	2,903,500	211,068
*Johnson Electric Holdings, Ltd.	2,843,000	1,340,867
*Joyce Boutique Holdings, Ltd.	1,530,000	53,203
Junefield Department Store Group, Ltd.	384,000	18,294
#K Wah International Holdings, Ltd.	3,165,405	1,173,097
Kam Hing International Holdings, Ltd.	186,000	36,109
Kantone Holdings, Ltd.	10,351,685	171,965
*Karl Thomson Holdings, Ltd.	1,188,000	105,699
Karrie International Holdings, Ltd.	1,383,600	89,348
Keck Seng Investments (Hong Kong), Ltd.	904,600	465,083
Kee Shing Holdings, Ltd.	886,000	199,214
Kin Yat Holdings, Ltd.	586,000	214,370
King Fook Holdings, Ltd.	812,000	106,739
*King Pacific International Holdings, Ltd.	1,404,200	22,055
#*King Stone Energy Group, Ltd.	29,500,000	718,635
Kingmaker Footwear Holdings, Ltd.	1,476,955	254,777
Kith Holdings, Ltd.	204,000	54,196
*Kiu Hung Energy Holdings, Ltd.	7,040,000	407,853
*Ko Yo Ecological Agrotech Group, Ltd.	12,580,000	222,888
*Kong Sun Holdings, Ltd.	109,900	5,940
Kowloon Development Co., Ltd.	1,509,000	1,654,568
*KPI Co., Ltd.	954,000	37,225
KTP Holdings, Ltd.	560,400	59,434
Kwoon Chung Bus Holdings, Ltd.	556,000	97,825
*Lai Sun Development Co., Ltd.	73,481,800	1,451,339
*Lai Sun Garment International, Ltd.	419,000	33,545
Lam Soon Hong Kong, Ltd.	302,310	267,821
Le Saunda Holdings, Ltd.	1,424,000	581,683
*Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,974
Lee & Man Holdings, Ltd.	1,780,000	1,615,599
Lerado Group Holdings Co., Ltd.	1,602,000	222,889
*LeRoi Holdings, Ltd.	14,554,362	337,497
Li Heng Chemical Fibre Technologies, Ltd.	722,000	114,553
Lijun International Pharmaceutical Holding, Ltd.	3,980,000	1,228,459
*Lippo China Resources, Ltd.	386,000	9,772
Lippo, Ltd.	1,195,700	372,926
Liu Chong Hing Investment, Ltd.	733,200	876,609
*Longrun Tea Group Co., Ltd.	1,120,000	82,815
*Loudong General Nice Resources China Holdings, Ltd.	341,708	54,213
Luen Thai Holdings, Ltd.	1,345,000	136,717
*Luk Fook Holdings (International), Ltd.	1,166,000	1,994,460
#Luks Industrial Group, Ltd.	302,913	120,744
*Lung Cheong International Holdings, Ltd.	4,756,000	245,979
Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	889,091
*Madex International Holdings, Ltd.	3,522,000	66,461

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Magnificent Estates, Ltd.	12,744,000	$291,893
Mainland Headwear Holdings, Ltd.	765,600	79,055
Man Yue International Holdings, Ltd.	1,064,000	326,944
Matrix Holdings, Ltd.	1,067,414	176,777
*Mei Ah Entertainment Group, Ltd.	8,660,000	203,999
Melbourne Enterprises, Ltd.	45,500	468,888
#*Melco International Development, Ltd.	2,576,000	1,072,309
*Midas International Holdings, Ltd.	2,752,000	83,452
#Midland Holdings, Ltd.	2,784,000	2,622,960
*Ming Fai International Holdings, Ltd.	442,000	170,831
*Ming Fung Jewellery Group, Ltd.	2,310,000	152,432
Miramar Hotel & Investment Co., Ltd.	772,000	776,534
Nanyang Holdings, Ltd.	137,500	247,821
National Electronics Holdings, Ltd.	2,156,000	163,579
Natural Beauty Bio-Technology, Ltd.	4,310,000	800,225
Neo-Neon Holdings, Ltd.	1,633,000	952,624
*New Century Group Hong Kong, Ltd.	13,351,464	267,199
*New Focus Auto Tech Holdings, Ltd.	60,000	14,651
*New Times Energy Corp, Ltd.	13,640,000	448,855
*Neway Group Holdings, Ltd.	19,160,000	704,314
Newocean Green Energy Holdings, Ltd.	2,278,000	370,151
*Next Media, Ltd.	3,823,183	547,727
*Norstar Founders Group, Ltd.	3,256,000	—
*North Asia Resources Holdings, Ltd.	958,600	164,605
*Omnicorp, Ltd.	262,000	70,445
*Orange Sky Golden Harvest Entertainment Holdings, Ltd.	4,329,706	391,625
*Orient Power Holdings, Ltd.	804,000	19,460
Oriental Watch Holdings, Ltd.	671,000	190,549
Overseas Chinese Town Asia Holdings, Ltd.	618,000	356,120
#*Pacific Andes International Holdings, Ltd.	3,986,919	674,300
Pacific Basin Shipping, Ltd.	5,837,000	4,441,868
Pacific Century Premium Developments, Ltd.	4,160,000	754,746
Pacific Textile Holdings, Ltd.	1,480,000	848,402
#Paliburg Holdings, Ltd.	2,198,830	827,857
Pan Asia Environmental Protection Group, Ltd.	1,056,432	206,481
Paul Y Engineering Group, Ltd.	75,692	6,306
PCCW, Ltd.	4,242,000	1,305,005
#*Peace Mark Holdings, Ltd.	2,738,022	—
*Pearl Oriental Innovation, Ltd.	2,437,000	339,628
Pegasus International Holdings, Ltd.	226,000	36,664
#*PetroAsian Energy Holdings, Ltd.	8,448,000	761,326
#Phoenix Satellite Television Holdings, Ltd.	2,164,000	577,250
Pico Far East Holdings, Ltd.	3,670,000	649,625
*PME Group, Ltd.	2,820,000	221,605
Pokfulam Development Co., Ltd.	234,000	206,305
Polytec Asset Holdings, Ltd.	4,773,526	873,125
*Premium Land, Ltd.	4,950,000	92,660
Public Financial Holdings, Ltd.	1,848,000	1,054,527
*PYI Corp., Ltd.	7,118,000	233,853
*Pyxis Group, Ltd.	1,936,000	42,371
*QPL International Holdings, Ltd.	992,000	57,458
*Quality Healthcare Asia, Ltd.	478,995	253,024
Raymond Industrial, Ltd.	1,383,400	142,109
Regal Hotels International Holdings, Ltd.	2,253,800	877,106
*Rising Development Holdings, Ltd.	2,278,000	559,469
Rivera (Holdings), Ltd.	5,710,000	257,331
Roadshow Holdings, Ltd.	1,456,000	106,529
Royale Furniture Holdings, Ltd.	26,000	7,211
S.A.S. Dragon Holdings, Ltd.	1,440,000	351,676
#Sa Sa International Holdings, Ltd.	1,906,000	1,456,329
Safety Godown Co., Ltd.	408,000	252,206

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
*Samling Global, Ltd.	2,378,000	$196,558
Samson Paper Holdings, Ltd.	666,000	71,235
*San Miguel Brewery Hong Kong, Ltd.	612,800	93,736
*Sanyuan Group, Ltd.	415,000	8,014
Sea Holdings, Ltd.	1,138,000	586,366
*SEEC Media Group, Ltd.	2,550,000	45,844
*Sewco International Holdings, Ltd.	1,944,000	240,600
#Shenyin Wanguo, Ltd.	1,212,500	511,325
*Shenzhen High-Tech Holdings, Ltd.	660,000	39,082
Shougang Concord Century Holdings, Ltd.	3,988,000	416,526
*Shougang Concord Grand Group, Ltd.	2,451,000	167,578
*Shougang Concord Technology Holdings, Ltd.	4,107,809	243,734
Shui On Construction & Materials, Ltd.	602,000	750,398
*Shun Ho Resources Holdings, Ltd.	483,000	62,725
*Shun Ho Technology Holdings, Ltd.	1,037,452	126,843
Shun Tak Holdings, Ltd.	3,265,941	1,849,248
Sing Tao News Corp, Ltd.	1,842,000	474,886
*Singamas Container Holdings, Ltd.	5,270,000	1,114,286
*Sino Gas Group, Ltd.	3,160,000	142,323
*Sino Prosper Holdings, Ltd.	4,640,000	108,988
*Sinocan Holdings, Ltd.	350,000	1,757
#*Sino-Tech International Holdings, Ltd.	10,310,000	597,899
*Sinotel Technologies, Ltd.	400,000	116,584
*Skyfame Realty Holdings, Ltd.	2,737,750	—
Smartone Telecommunications Holdings, Ltd.	1,248,500	1,294,754
*SMI Publishing Group, Ltd.	250,511	484
Solomon Systech International, Ltd.	5,150,000	398,037
South China (China), Ltd.	5,620,000	414,601
South China Financial Holdings, Ltd.	4,872,000	62,858
Southeast Asia Properties & Finance, Ltd.	289,891	70,792
*Starlight International Holdings, Ltd.	3,125,325	61,550
Stella International Holdings, Ltd.	657,574	1,261,966
Styland Holdings, Ltd.	101,991	324
*Success Universe Group, Ltd.	5,552,000	207,608
Sun Hing Vision Group Holdings, Ltd.	358,000	151,814
#Sun Hung Kai & Co., Ltd.	827,000	536,767
*Sun Innovation Holdings, Ltd.	7,005,655	253,787
*Sunway International Holdings, Ltd.	866,000	32,175
*Superb Summit International Timber Co., Ltd.	3,196,600	111,177
*Sustainable Forest Holdings, Ltd.	3,922,500	227,883
SW Kingsway Capitol Holdings, Ltd.	4,650,000	113,734
Synergis Holdings, Ltd.	350,033	43,256
#*Tack Fat Group International, Ltd.	4,448,000	—
Tack Hsin Holdings, Ltd.	536,000	107,235
Tai Cheung Holdings, Ltd.	1,799,000	1,189,465
Tai Sang Land Development, Ltd.	576,984	231,617
*TaiFook Securities Group, Ltd.	1,003,899	704,074
Tak Sing Alliance Holdings, Ltd.	749,865	101,528
Tan Chong International, Ltd.	1,212,000	310,682
TCC International Holdings, Ltd.	235,683	82,840
#Techtronic Industries Co., Ltd.	3,878,500	3,229,218
Television Broadcasts, Ltd.	80,000	371,230
*Termbray Industries International (Holdings), Ltd.	2,304,900	259,145
Tern Properties Co., Ltd.	61,200	25,195
Texhong Textile Group, Ltd.	1,930,000	1,190,338
#Texwinca Holdings, Ltd.	1,954,000	2,001,120
*Tian Teck Land, Ltd.	1,076,000	886,838
*Titan Petrochemicals Group, Ltd.	11,160,000	978,452
*Tom Group, Ltd.	756,000	63,176
*Tomorrow International Holdings, Ltd.	4,101,420	201,181
Tongda Group Holdings, Ltd.	7,790,000	307,168

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
HONG KONG — (Continued)
Top Form International, Ltd.	2,760,000	$173,969
*Topsearch International (Holdings), Ltd.	3,860,000	191,416
*Town Health International Investments, Ltd.	4,000	600
#Transport International Holdings, Ltd.	411,600	1,283,078
Tristate Holdings, Ltd.	188,000	46,739
#*TSC Offshore Group, Ltd.	970,000	167,624
Tungtex (Holdings) Co., Ltd.	910,000	167,326
Tysan Holdings, Ltd.	1,040,773	159,851
#United Laboratories International Holdings, Ltd. (The)	918,000	1,422,173
*United Power Investment, Ltd.	8,164,000	263,377
*U-Right International Holdings, Ltd.	4,746,000	8,554
*Value Convergence Holdings, Ltd.	424,000	154,024
#Value Partners Group, Ltd.	1,150,000	686,794
Van Shung Chong Holdings, Ltd.	2,205,335	233,243
*Vantage International Holdings, Ltd.	2,580,000	318,865
#Varitronix International, Ltd.	877,293	270,607
Vedan International Holdings, Ltd.	3,144,000	337,098
Veeko International Holdings, Ltd.	1,532,981	49,481
*Victory City International Holdings, Ltd.	2,759,185	579,108
*Vision Values Holdings, Ltd.	281,400	19,978
*Vital Group Holdings, Ltd.	470,000	16,910
#Vitasoy International Holdings, Ltd.	3,437,000	2,684,879
*Vongroup, Ltd.	10,865,000	127,532
*VST Holdings, Ltd.	2,060,000	658,313
Wah Ha Realty Co., Ltd.	278,600	103,161
#*Wah Nam International Holdings, Ltd.	760,000	135,017
Wai Kee Holdings, Ltd.	8,176,738	1,939,804
*Wai Yuen Tong Medicine Holdings, Ltd.	9,694,095	61,317
Wang On Group, Ltd.	42,175	990
*Warderly International Holdings, Ltd.	520,000	32,134
Water Oasis Group, Ltd.	1,218,000	186,387
*Win Hanverky Holdings, Ltd.	1,432,000	193,744
*Winfoong International, Ltd.	1,331,000	29,131
*Wing Hing International Holdings, Ltd.	2,190,000	137,541
Wing On Co. International, Ltd.	781,000	1,366,410
Wing Tai Properties, Ltd.	1,937,331	578,679
*Winteam Pharmaceutical Group, Ltd.	3,306,000	467,298
Wong’s International (Holdings), Ltd.	737,641	103,721
*Wong’s Kong King International (Holdings), Ltd.	120,000	12,230
*Xingye Copper International Group, Ltd.	697,000	153,866
Xinyi Glass Holding Co., Ltd.	4,312,000	1,949,883
Y. T. Realty Group, Ltd.	865,000	149,676
Yangtzekiang Garment, Ltd.	606,500	122,847
Yau Lee Holdings, Ltd.	534,000	76,311
YGM Trading, Ltd.	284,000	406,577
*Yueshou Environmental Holdings, Ltd.	510,800	7,563
Yugang International, Ltd.	96,156,000	931,340
*Yunnan Enterprises Holdings, Ltd.	480,000	26,480
*ZZNode Technologies Co., Ltd.	1,628,000	210,086

TOTAL HONG KONG		183,417,727

MALAYSIA — (0.0%)
*Autoways Holdings Berhad	10,000	4,055
*Rekapacific Berhad	473,000	—

TOTAL MALAYSIA		4,055

NEW ZEALAND — (5.2%)
Abano Healthcare Group, Ltd.	35,022	134,829
*AFFCO Holdings, Ltd.	1,806,887	482,673
Air New Zealand, Ltd.	1,358,125	1,095,881
Auckland International Airport, Ltd.	1,320,701	1,899,812

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NEW ZEALAND — (Continued)
Cavalier Corp., Ltd.	283,674	$519,712
CDL Investments (New Zealand), Ltd.	395,965	79,131
Colonial Motor Co., Ltd.	148,846	240,475
Ebos Group, Ltd.	165,517	768,835
*Fisher & Paykel Appliances Holdings, Ltd.	2,945,492	1,132,610
Fisher & Paykel Healthcare Corp., Ltd.	2,402,700	5,263,162
Freightways, Ltd.	717,330	1,469,076
Hallenstein Glasson Holdings, Ltd.	242,461	648,675
Hellaby Holdings, Ltd.	241,363	324,748
Infratil, Ltd.	2,114,735	2,502,222
Mainfreight, Ltd.	378,330	1,825,443
Methven, Ltd.	70,490	79,374
Michael Hill International, Ltd.	1,534,152	746,755
Millennium & Copthorne Hotels (New Zealand), Ltd.	1,387,344	407,896
New Zealand Exchange, Ltd.	285,516	307,275
*New Zealand Oil & Gas, Ltd.	1,729,680	1,555,538
*New Zealand Refining Co., Ltd.	600,961	1,317,518
Northland Port Corp. (New Zealand), Ltd.	217,513	257,563
#Nuplex Industries, Ltd.	932,646	1,999,975
*Pike River Coal, Ltd.	259,067	186,304
Port of Tauranga, Ltd.	528,512	2,646,943
#Pumpkin Patch, Ltd.	606,913	810,163
*Pyne Gould Corp., Ltd.	106,110	31,554
*Pyne Gould Guinness, Ltd.	1,576,514	605,771
*Rakon, Ltd.	63,924	48,269
Restaurant Brands New Zealand, Ltd.	369,175	648,003
*Richina Pacific, Ltd.	274,180	71,625
*Rubicon, Ltd.	1,113,829	725,481
Ryman Healthcare, Ltd.	1,753,323	2,585,299
Sanford, Ltd.	393,618	1,150,337
Scott Technology, Ltd.	25,932	22,409
*Seafresh Fisheries, Ltd.	80,520	1,636
Skellerup Holdings, Ltd.	263,479	141,470
Sky City Entertainment Group, Ltd.	2,523,346	5,554,857
*Sky Network Television, Ltd.	609,875	2,139,115
South Port (New Zealand), Ltd.	30,744	59,455
#Steel & Tube Holdings, Ltd.	393,011	630,765
*Tenon, Ltd.	19,132	13,934
Tourism Holdings, Ltd.	274,867	149,876
Tower, Ltd.	782,696	1,065,531
TrustPower, Ltd.	9,392	49,115
Vector, Ltd.	384,634	581,327
*Warehouse Group, Ltd.	469,712	1,206,281

TOTAL NEW ZEALAND		46,184,698

SINGAPORE — (11.3%)
#*Abterra, Ltd.	270,000	8,981
*Addvalue Technologies, Ltd.	1,043,000	30,774
Advanced Holdings, Ltd.	691,000	142,674
Allgreen Properties, Ltd.	2,604,000	2,245,926
#Armstrong Industrial Corp., Ltd.	1,236,000	391,826
*Asia Environment Holdings, Ltd.	528,793	56,483
*Asia Food & Properties, Ltd.	1,752,000	711,593
*Asia-Pacific Strategic Investments, Ltd.	141	209
*Asiasons Capital, Ltd.	264,000	33,086
*ASL Marine Holdings, Ltd.	497,000	314,763
*A-Sonic Aerospace, Ltd.	564,996	35,458
*Ausgroup, Ltd.	192,000	72,934
Baker Technology, Ltd.	1,236,000	378,399
*Ban Joo & Co., Ltd.	1,654,000	48,578
*Banyan Tree Holdings, Ltd.	517,000	330,754

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Best World International, Ltd.	221,500	$52,125
*Beyonics Technology, Ltd.	6,949,300	1,179,538
*BH Global Marine, Ltd.	70,000	17,765
Bonvests Holdings, Ltd.	978,000	680,350
*Boustead Singapore, Ltd.	34,000	22,757
Breadtalk Group, Ltd.	163,800	71,100
#Broadway Industrial Group, Ltd.	461,000	391,058
*Brothers (Holdings), Ltd.	504,628	57,337
#Bukit Sembawang Estates, Ltd.	374,003	1,335,289
*Bund Center Investment, Ltd.	848,000	367,936
CEI Contract Manufacturing, Ltd.	432,000	35,087
Cerebos Pacific, Ltd.	528,000	1,616,425
CH Offshore, Ltd.	1,393,400	564,861
*Changjiang Fertilizer Holdings, Ltd.	515	86
*Chemical Industries (Far East), Ltd.	91,910	34,471
China Aviation Oil Singapore Corp., Ltd.	507,000	541,664
China Dairy Group, Ltd.	1,502,000	143,568
*China Energy, Ltd.	3,110,000	355,267
China Merchants Holdings Pacific, Ltd.	809,000	416,896
#*China XLX Fertiliser, Ltd.	714,000	276,068
*Chip Eng Seng Corp., Ltd.	1,612,800	433,574
Chosen Holdings, Ltd.	1,202,000	106,059
*Chuan Hup Holdings, Ltd.	3,967,000	759,126
*Chuan Soon Huat Industrial Group, Ltd.	614,000	—
*Compact Metal Industries, Ltd.	643,000	3,546
#Creative Technology Co., Ltd.	257,350	765,292
CSC Holdings, Ltd.	1,829,000	215,574
*CSE Global, Ltd.	1,814,000	1,283,482
CWT, Ltd.	891,700	607,511
#*Delong Holdings, Ltd.	1,287,000	362,021
*Digiland International, Ltd.	11,763,000	43,253
*Eagle Brand Holdings, Ltd.	14,387,000	795,222
*Eastern Asia Technology, Ltd.	1,034,000	76,260
*Ellipsiz, Ltd.	123,000	13,148
*Engro Corp., Ltd.	354,000	238,411
*Enviro-Hub Holdings, Ltd.	1,445,666	100,257
Eu Yan Sang International, Ltd.	213,000	101,914
*Eucon Holdings, Ltd.	3,096,000	114,790
#*Ezion Holdings, Ltd.	1,092,000	564,281
#Ezra Holdings, Ltd.	1,394,000	2,057,501
F.J. Benjamin Holdings, Ltd.	1,095,000	286,343
*Falcon Energy Group, Ltd.	64,000	26,217
*Federal International (2000), Ltd.	985,500	119,916
#*First Resources, Ltd.	2,223,000	1,851,926
Food Empire Holdings, Ltd.	1,094,400	277,022
Fragrance Group, Ltd.	41,000	16,588
*Freight Links Express Holdings, Ltd.	3,893,000	157,945
*Fu Yu Corp., Ltd.	3,955,750	289,832
*Gallant Venture, Ltd.	1,310,000	251,669
GK Goh Holdings, Ltd.	1,458,000	643,858
*Global Yellow Pages, Ltd.	299,000	46,258
#Goodpack, Ltd.	1,065,000	1,325,697
GP Batteries International, Ltd.	343,000	454,036
GP Industries, Ltd.	2,872,209	961,255
*Grand Banks Yachts, Ltd.	250,000	82,733
#*Guocoland, Ltd.	501,500	802,780
Healthway Medical Corp., Ltd.	2,287,480	311,807
Hersing Corp., Ltd.	1,285,000	292,737
Hiap Seng Engineering, Ltd.	403,000	198,916
Hi-P International, Ltd.	1,152,000	614,667
Ho Bee Investment, Ltd.	965,000	1,174,147

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
*Hong Fok Corp., Ltd.	2,796,700	$1,194,765
Hong Leong Asia, Ltd.	484,000	1,274,233
Hotel Grand Central, Ltd.	1,119,926	672,362
Hotel Properties, Ltd.	1,359,400	2,851,590
Hour Glass, Ltd.	622,744	375,836
HTL International Holdings, Ltd.	1,063,843	470,701
*Huan Hsin Holdings, Ltd.	1,106,400	261,128
HupSteel, Ltd.	1,572,875	266,021
Hwa Hong Corp., Ltd.	2,279,000	1,071,241
#Hyflux, Ltd.	983,000	2,339,160
IDT Holdings, Ltd.	693,000	182,805
IFS Capital, Ltd.	421,080	152,154
*Informatics Education, Ltd.	1,339,000	133,236
InnoTek, Ltd.	561,000	213,475
Intraco, Ltd.	599,500	149,338
IPC Corp., Ltd.	724,000	66,552
Isetan (Singapore), Ltd.	122,500	313,502
Jadason Enterprises, Ltd.	728,000	48,461
*Jasper Investments, Ltd.	90,680	4,987
#*Jaya Holdings, Ltd.	1,468,000	708,868
*JES International Holdings, Ltd.	232,000	31,661
#*Jiutian Chemical Group, Ltd.	681,000	32,710
JK Yaming International Holdings, Ltd.	906,000	273,173
#*Jurong Technologies Industrial Corp., Ltd.	2,227,680	40,956
K1 Ventures, Ltd.	3,349,500	345,806
#Keppel Telecommunications & Transportation, Ltd.	1,509,600	1,412,703
Khong Guan Flour Milling, Ltd.	38,000	42,645
Kian Ann Engineering, Ltd.	1,276,000	178,893
Kian Ho Bearings, Ltd.	781,500	91,011
Kim Eng Holdings, Ltd.	1,299,620	1,540,331
Koh Brothers Group, Ltd.	1,312,000	198,197
*KS Energy Services, Ltd.	615,825	489,433
*Lafe Corp., Ltd.	1,234,800	63,328
*LanTroVision (S), Ltd.	5,028,750	92,476
LC Development, Ltd.	2,041,254	263,541
Lee Kim Tah Holdings, Ltd.	1,600,000	587,709
Lion Asiapac, Ltd.	473,000	83,529
Low Keng Huat Singapore, Ltd.	1,834,000	580,025
Lum Chang Holdings, Ltd.	1,042,030	218,935
M1, Ltd.	1,623,000	2,535,670
*Manhattan Resources, Ltd.	668,000	273,687
*Manufacturing Integration Technology, Ltd.	264,000	27,380
*Marco Polo Marine, Ltd.	73,000	22,073
Memtech International, Ltd.	1,322,000	107,179
Metro Holdings, Ltd.	1,657,160	958,368
#Midas Holdings, Ltd.	1,530,000	1,066,412
*Mirach Energy, Ltd.	460,000	23,782
Miyoshi Precision, Ltd.	353,500	36,413
*Multi-Chem, Ltd.	1,263,000	141,535
Nera Telecommunications, Ltd.	1,125,000	277,394
New Toyo International Holdings, Ltd.	1,015,000	134,988
NSL, Ltd.	414,000	429,023
#*Oceanus Group, Ltd.	2,180,000	497,840
Orchard Parade Holdings, Ltd.	952,022	771,744
OSIM International, Ltd.	964,000	754,044
*Ossia International, Ltd.	627,554	62,164
*Otto Marine, Ltd.	521,000	153,588
#*Overseas Union Enterprise, Ltd.	430,000	849,042
Pan Pacific Hotels Group, Ltd.	1,669,500	1,950,867
Pan-United Corp., Ltd.	2,006,000	702,312
Parkway Holdings, Ltd.	1,060,678	3,074,947

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
PCI, Ltd.	575,000	$181,751
*Penguin International, Ltd.	400,000	36,827
Pertama Holdings, Ltd.	459,750	126,788
#Petra Foods, Ltd.	881,000	914,475
Popular Holdings, Ltd.	2,763,650	315,342
PSC Corp., Ltd.	1,823,419	344,084
QAF, Ltd.	881,000	425,258
Qian Hu Corp., Ltd.	674,600	64,617
#Raffles Education Corp., Ltd.	4,389,781	937,640
*Raffles Medical Group, Ltd.	520,000	750,006
*Rotary Engineering, Ltd.	1,083,600	783,018
San Teh, Ltd.	1,006,087	270,827
SBS Transit, Ltd.	953,500	1,284,315
SC Global Developments, Ltd.	61,000	75,038
*Seroja Investments, Ltd.	17,767	5,032
Sim Lian Group, Ltd.	1,380,000	526,660
Sing Holdings, Ltd.	36,666	9,066
Sing Investments & Finance, Ltd.	198,450	214,442
Singapore Land, Ltd.	144,000	706,341
#Singapore Post, Ltd.	3,567,900	2,989,984
Singapore Reinsurance Corp., Ltd.	1,514,530	289,916
Singapore Shipping Corp., Ltd.	1,689,000	342,276
Singapura Finance, Ltd.	174,062	199,846
Sinomem Technology, Ltd.	101,000	37,287
Sinwa, Ltd.	259,000	59,478
SMB United, Ltd.	1,224,000	229,723
Soilbuild Group Holdings, Ltd.	214,000	100,123
#*Sound Global, Ltd.	1,432,000	877,045
#Spice I2I, Ltd.	3,161,500	303,209
Stamford Land Corp., Ltd.	2,803,000	1,084,686
Straco Corp., Ltd.	130,000	10,516
*Straits Asia Resources, Ltd.	1,646,000	2,512,801
Sunningdale Tech, Ltd.	2,086,000	346,090
*Super Group, Ltd.	279,000	177,741
Superbowl Holdings, Ltd.	522,000	75,524
Superior Multi-Packaging, Ltd.	319,500	19,922
#*Swiber Holdings, Ltd.	752,000	571,337
#Tat Hong Holdings, Ltd.	1,054,800	769,286
Thakral Corp., Ltd.	6,028,000	132,695
Thomson Medical Centre, Ltd.	22,000	13,606
*Tiong Woon Corp. Holding, Ltd.	901,000	285,604
*Transcu Group, Ltd.	1,885,000	138,623
Trek 2000 International, Ltd.	973,000	204,381
UMS Holdings, Ltd.	841,000	260,778
United Engineers, Ltd.	558,666	946,737
*United Envirotech, Ltd.	352,000	96,135
United Industrial Corp., Ltd.	336,000	533,943
United Overseas Insurance, Ltd.	187,250	449,683
UOB-Kay Hian Holdings, Ltd.	1,427,400	1,587,362
*Venture Corp., Ltd.	696,000	4,688,392
Vicom, Ltd.	120,000	251,761
WBL Corp., Ltd.	597,000	2,009,629
*Wee Hur Holdings, Ltd.	1,000	361
#Wheelock Properties, Ltd.	1,147,000	1,595,583
Wing Tai Holdings, Ltd.	1,619,000	2,147,904
Xpress Holdings, Ltd.	3,079,000	169,563
YHI International, Ltd.	1,174,000	233,674
*Yoma Strategic Holdings, Ltd.	132,000	6,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SINGAPORE — (Continued)
Yongnam Holdings, Ltd.	1,970,000	$348,504

TOTAL SINGAPORE		101,027,590

TOTAL COMMON STOCKS		781,806,407

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
#Village Roadshow, Ltd. Series A	334,417	662,493

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Allied Medical, Ltd. Rights 08/16/10	23,492	—
*IDT Australia, Ltd. Warrants 03/31/11	8,220	—
*Tanami Gold NL Rights 08/11/10	3,090,850	5,593

TOTAL AUSTRALIA		5,593

HONG KONG — (0.0%)
*Asia Standard Hotel Group, Ltd. Rights 08/27/10	5,122,000	138,477
*Goldin Properties Holdings, Ltd. Warrants 08/28/10	191,400	—
*Lippo, Ltd. Warrants 07/04/11	82,470	892
*Pacific Andes International Holdings, Ltd. Warrants 06/15/11	641,359	6,193
*South China (China), Ltd. Rights 09/06/10	1,124,000	13,023

TOTAL HONG KONG		158,585

SINGAPORE — (0.0%)
*Best World International, Ltd. Warrants 07/05/13	44,300	2,443
*Goodpack, Ltd. Warrants 11/30/12	169,000	124,283
*New Toyo International Holdings, Ltd. Rights 08/16/10	609,000	26,872
*Spice I2I, Ltd. Rights 08/18/10	3,161,500	69,749
*Superior Multi-Packaging, Ltd. Rights 08/19/10	319,500	7,049

TOTAL SINGAPORE		230,396

TOTAL RIGHTS/WARRANTS		394,574

	Shares/ Face Amount
	(000)	Value†
SECURITIES LENDING COLLATERAL — (12.5%)
§@DFA Short Term Investment Fund	110,811,062	110,811,062
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $477,252) to be repurchased at $467,902	$468	467,894

TOTAL SECURITIES LENDING COLLATERAL		111,278,956

TOTAL INVESTMENTS — (100.0%) (Cost $819,993,470)##		$894,142,430

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,886,307	$448,286,030	—	$451,172,337
Hong Kong	884,524	182,533,203	—	183,417,727
Malaysia	—	4,055	—	4,055
New Zealand	59,455	46,125,243	—	46,184,698
Singapore	5,901,266	95,126,324	—	101,027,590
Preferred Stocks
Australia	—	662,493	—	662,493
Rights/Warrants
Australia	5,593	—	—	5,593
Hong Kong	20,108	138,477	—	158,585
Singapore	153,598	76,798	—	230,396
Securities Lending Collateral	—	111,278,956	—	111,278,956

TOTAL	$9,910,851	$884,231,579	—	$894,142,430

See accompanying Notes to Schedules of Investments.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (98.0%)
Consumer Discretionary — (20.4%)
4imprint Group P.L.C.	96,735	$320,483
Aegis Group P.L.C.	3,149,142	5,790,989
*Aga Rangemaster Group P.L.C.	288,143	397,366
Arena Leisure P.L.C.	1,372,024	816,541
*Barratt Developments P.L.C.	1,282,922	1,938,101
Bellway P.L.C.	423,813	3,852,888
*Berkeley Group Holdings P.L.C. (The)	372,436	4,736,360
Bloomsbury Publishing P.L.C.	271,841	529,294
*Bovis Homes Group P.L.C.	474,842	2,561,744
Carpetright P.L.C.	167,232	1,939,728
*Carphone Warehouse Group P.L.C.	506,951	1,829,602
Centaur Media P.L.C.	556,967	445,584
Chime Communications P.L.C.	210,455	570,954
*Chrysalis Group P.L.C.	107,232	166,831
Churchill China P.L.C.	30,000	129,975
Cineworld Group P.L.C.	3,286	10,308
*Clinton Cards P.L.C.	740,506	383,576
*Creston P.L.C.	5,333	8,072
Daily Mail & General Trust P.L.C. Series A	905,776	6,896,521
*Debenhams P.L.C.	2,767,111	2,670,421
Dignity P.L.C.	250,732	2,765,780
Domino’s Pizza UK & IRL P.L.C.	31,735	203,772
*DSG International P.L.C.	10,089,373	4,244,003
Dunelm Group P.L.C.	38,882	244,269
*eaga P.L.C.	140,286	233,524
*Enterprise Inns P.L.C.	1,155,417	1,860,058
Euromoney Institutional Investor P.L.C.	308,341	2,922,435
*Findel P.L.C.	1,283,962	166,551
*Forminster P.L.C.	43,333	2,550
French Connection Group P.L.C.	373,475	279,532
Fuller Smith & Turner P.L.C.	129,026	1,133,733
Future P.L.C.	1,324,863	360,628
*Galiform P.L.C.	521,046	587,766
Game Group P.L.C.	1,441,697	1,613,468
*Games Workshop Group P.L.C.	101,889	685,646
*GKN P.L.C.	3,830,675	8,118,140
Greene King P.L.C.	721,841	5,016,466
Halfords Group P.L.C.	752,842	5,681,142
Haynes Publishing Group P.L.C.	14,703	55,350
Headlam Group P.L.C.	330,383	1,321,122
Henry Boot P.L.C.	426,786	599,883
#HMV Group P.L.C.	1,545,882	1,463,527
Holidaybreak P.L.C.	206,890	844,529
*Home Retail Group P.L.C.	809,235	3,032,307
*Hornby P.L.C.	154,220	338,791
Huntsworth P.L.C.	800,069	955,895
*Inchcape P.L.C.	1,025,492	4,804,539
Informa P.L.C.	1,449,124	8,925,135
*ITV P.L.C.	6,035,176	4,894,903
J.D. Wetherspoon P.L.C.	437,012	2,994,616
#JD Sports Fashion P.L.C.	120,013	1,418,880
*JJB Sports P.L.C.	1,560,131	294,224
John Menzies P.L.C.	244,534	1,582,867
*Johnston Press P.L.C.	507,412	159,708
Kesa Electricals P.L.C.	1,982,633	3,905,169
Ladbrokes P.L.C.	2,654,359	5,637,951
Laura Ashley Holdings P.L.C.	2,800,394	566,112
*Lookers P.L.C.	1,037,969	893,404

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Consumer Discretionary — (Continued)
Marston’s P.L.C.	1,499,758	$2,262,950
*Mecom Group P.L.C.	34,335	116,644
Millennium & Copthorne Hotels P.L.C.	609,888	4,651,846
*Mitchells & Butlers P.L.C.	592,798	2,899,422
Mothercare P.L.C.	324,479	2,657,151
N Brown Group P.L.C.	828,543	2,952,413
Pace P.L.C.	772,437	2,557,914
*PartyGaming P.L.C.	666,311	3,134,975
*Pendragon P.L.C.	2,285,154	895,559
*Persimmon P.L.C.	718,942	3,984,926
#Pinewood Shepperton P.L.C.	182,105	447,397
*Punch Taverns P.L.C.	1,217,971	1,402,760
Rank Group P.L.C.	915,711	1,709,703
*Redrow P.L.C.	632,390	1,062,239
Restaurant Group P.L.C.	732,507	2,634,909
Rightmove P.L.C.	261,219	2,677,760
Smiths News P.L.C.	674,129	1,181,566
*Sportech P.L.C.	329,794	210,807
*Sports Direct International P.L.C.	456,794	787,433
St. Ives Group P.L.C.	436,379	582,590
*Stylo P.L.C.	64,096	4,777
*Tandem Group P.L.C. Non-Voting Shares	327,365	—
*Taylor Wimpey P.L.C.	5,316,048	2,207,322
Ted Baker P.L.C.	149,926	1,254,521
Thomas Cook Group P.L.C.	2,416,107	6,895,108
*Topps Tiles P.L.C.	726,666	689,742
*Trinity Mirror P.L.C.	480,731	802,978
United Business Media P.L.C.	864,643	7,465,334
UTV Media P.L.C.	217,432	418,634
Vitec Group P.L.C. (The)	160,303	1,049,946
*Wagon P.L.C.	237,979	4,668
WH Smith P.L.C.	588,205	3,916,020
Whitbread P.L.C.	118,779	2,623,916
William Hill P.L.C.	2,225,119	5,825,147
Wilmington Group P.L.C.	346,234	790,580
#*Yell Group P.L.C.	6,166,762	2,332,708

Total Consumer Discretionary		191,896,078

Consumer Staples — (4.2%)
#A.G. Barr P.L.C.	128,572	2,404,251
Anglo-Eastern Plantations P.L.C.	108,153	906,918
Britvic P.L.C.	726,850	5,475,803
Cranswick P.L.C.	174,592	2,387,126
Dairy Crest Group P.L.C.	520,119	3,149,464
Devro P.L.C.	605,749	1,997,233
*European Home Retail P.L.C.	109,256	—
*Fiberweb P.L.C.	93,344	86,196
Greggs P.L.C.	371,068	2,587,875
McBride P.L.C.	776,269	1,696,643
Northern Foods P.L.C.	1,842,840	1,264,429
*Premier Foods P.L.C.	5,738,177	1,710,412
PZ Cussons P.L.C.	1,298,024	6,989,030
R.E.A. Holdings P.L.C.	49,233	410,388
Robert Wiseman Dairies P.L.C.	221,312	1,752,339
Tate & Lyle P.L.C.	788,124	5,556,462
Thorntons P.L.C.	313,060	394,474
*Uniq P.L.C.	335,801	55,392
Young & Co.’s Brewery P.L.C.	40,000	268,324
Young & Co.’s Brewery P.L.C. Series A	20,936	177,588

Total Consumer Staples		39,270,347

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (5.3%)
*Afren P.L.C.	2,003,169	$2,873,001
Anglo Pacific Group P.L.C.	426,647	1,715,116
*Dana Petroleum P.L.C.	333,328	8,949,321
*EnQuest P.L.C.	637,696	1,170,745
*Fortune Oil P.L.C.	5,889,851	593,461
*Hardy Oil & Gas P.L.C.	49,802	125,348
#*Heritage Oil P.L.C.	392,979	2,529,930
Hunting P.L.C.	439,386	3,584,903
#James Fisher & Sons P.L.C.	170,822	1,205,962
JKX Oil & Gas P.L.C.	431,945	1,963,129
John Wood Group P.L.C.	1,065,205	5,975,610
Lamprell P.L.C.	115,348	493,864
Melrose Resources P.L.C.	336,039	1,637,476
*Premier Oil P.L.C.	350,471	8,017,777
*Salamander Energy P.L.C.	287,546	1,084,224
*Soco International P.L.C.	892,380	5,868,396
*UK Coal P.L.C.	889,073	498,230
Wellstream Holdings P.L.C.	213,033	1,676,343

Total Energy		49,962,836

Financials — (12.4%)
Aberdeen Asset Management P.L.C.	2,558,118	5,633,556
Amlin P.L.C.	1,442,805	9,617,239
Arbuthnot Banking Group P.L.C.	67,329	435,633
Ashmore Group P.L.C.	576,416	2,554,995
*BCB Holdings, Ltd.	5,979	7,133
Beazley P.L.C.	1,182,782	2,226,676
BlueBay Asset Management P.L.C.	162,663	717,529
Brewin Dolphin Holdings P.L.C.	870,024	1,666,839
Brit Insurance Holdings NV	322,309	5,049,501
*Capital & Regional P.L.C.	814,788	390,488
Catlin Group, Ltd. P.L.C.	1,129,467	6,813,527
Charles Stanley Group P.L.C.	125,182	407,905
Charles Taylor Consulting P.L.C.	139,215	481,061
Chaucer Holdings P.L.C.	399,881	290,311
Chesnara P.L.C.	200,658	659,849
Close Brothers Group P.L.C.	481,680	5,075,282
Collins Stewart P.L.C.	152,389	173,347
Daejan Holdings P.L.C.	33,216	1,212,845
Development Securities P.L.C.	322,788	1,261,002
*DTZ Holdings P.L.C.	224,770	212,343
Evolution Group P.L.C.	1,028,900	1,350,589
F&C Asset Management P.L.C.	600,603	476,419
*Full Circle Future, Ltd.	135,600	—
Hansard Global P.L.C.	4,765	12,810
Hardy Underwriting Group P.L.C.	153,854	546,724
Hargreaves Lansdown P.L.C.	471,273	2,682,520
Helical Bar P.L.C.	373,868	1,740,142
#Henderson Group P.L.C.	2,936,019	6,025,873
Hiscox, Ltd. P.L.C.	1,517,006	8,468,841
IG Group Holdings P.L.C.	1,241,907	9,223,331
*Industrial & Commercial Holdings P.L.C.	5,000	118
#Intermediate Capital Group P.L.C.	975,633	4,060,432
International Personal Finance P.L.C.	930,623	3,543,417
*IP Group P.L.C.	250,011	123,441
Jardine Lloyd Thompson Group P.L.C.	603,449	5,587,136
*Lancashire Holdings, Ltd. P.L.C.	315,169	2,652,554
Liontrust Asset Management P.L.C.	129,935	147,090
London Stock Exchange Group P.L.C.	193,798	1,967,001
LSL Property Services P.L.C.	134,125	544,954
*MWB Group Holdings P.L.C.	379,622	222,123

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Financials — (Continued)
Novae Group P.L.C.	234,907	$1,181,131
Park Group P.L.C.	166,600	57,167
Provident Financial P.L.C.	463,647	5,868,490
*Puma Brandenburg, Ltd. (B61F3J5)	1,193,004	25,963
*Puma Brandenburg, Ltd. (B62NCQ8)	1,193,004	25,963
*Quintain Estates & Development P.L.C.	318,342	196,162
Rathbone Brothers P.L.C.	159,131	2,072,525
#*Resolution, Ltd.	59,643	219,420
*Rutland Trust P.L.C.	85,288	—
S&U P.L.C.	21,140	164,239
Savills P.L.C.	501,321	2,508,216
*Shellproof, Ltd.	1,156	816
*Shore Capital Group, Ltd. P.L.C.	1,193,004	487,039
St. James’s Place P.L.C.	718,698	3,117,140
*St. Modwen Properties P.L.C.	591,267	1,614,277
Tullett Prebon P.L.C.	761,178	4,065,084
*Unite Group P.L.C.	192,038	571,526

Total Financials		116,437,734

Health Care — (3.1%)
#*Alizyme P.L.C.	660,805	41,476
*Antisoma P.L.C.	2,024,536	177,670
*Ark Therapeutics Group P.L.C.	638,344	57,773
*Assura Group, Ltd. P.L.C.	55,610	40,552
*Axis-Shield P.L.C.	223,338	934,630
#Biocompatibles International P.L.C.	147,081	653,149
Bioquell P.L.C.	90,893	149,755
*BTG P.L.C.	730,460	2,440,948
Consort Medical P.L.C.	116,271	692,861
Corin Group P.L.C.	126,637	104,528
Dechra Pharmaceuticals P.L.C.	201,204	1,312,995
Genus P.L.C.	157,057	1,761,788
Hikma Pharmaceuticals P.L.C.	430,418	4,838,319
Nestor Healthcare Group P.L.C.	443,850	490,774
*Oxford Biomedica P.L.C.	2,123,042	320,617
*Prostrakan Group P.L.C.	38,359	44,239
*Renovo Group P.L.C.	95,255	35,463
*Southern Cross Healthcare, Ltd. P.L.C.	195,059	98,379
SSL International P.L.C.	753,239	13,947,186
*Synergy Health P.L.C.	34,533	361,716
*Vectura Group P.L.C.	1,085,207	747,856

Total Health Care		29,252,674

Industrials — (32.4%)
*AEA Technology P.L.C.	539,970	140,083
Aggreko P.L.C.	136,118	3,272,511
Air Partner P.L.C.	37,086	184,085
Alumasc Group P.L.C.	124,366	200,171
Arriva P.L.C.	655,941	7,924,081
Ashtead Group P.L.C.	1,976,882	3,006,226
Atkins WS P.L.C.	425,663	4,769,926
*Autologic Holdings P.L.C.	80,000	33,893
*Avis Europe P.L.C.	420,373	141,763
#Babcock International Group P.L.C.	1,286,052	11,176,718
Balfour Beatty P.L.C.	2,083,243	8,136,273
BBA Aviation P.L.C.	1,229,161	3,783,309
Bodycote P.L.C.	722,295	2,686,289
Braemar Shipping Services P.L.C.	81,108	623,905
#Brammer P.L.C.	185,266	465,370
#*British Airways P.L.C.	92,560	318,490
BSS Group P.L.C.	489,152	3,433,280

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
Camellia P.L.C.	2,437	$311,724
Carillion P.L.C.	1,523,518	7,193,657
Carr’s Milling Industries P.L.C.	35,330	292,754
Castings P.L.C.	162,757	504,478
Charter International P.L.C.	614,873	6,964,309
Chemring Group P.L.C.	128,869	5,837,332
Chloride Group P.L.C.	1,025,093	5,998,498
Clarkson P.L.C.	64,187	857,412
Communisis P.L.C.	561,133	204,242
Connaught P.L.C.	319,006	178,631
*Cookson Group P.L.C.	901,979	6,286,287
Costain Group P.L.C.	126,958	384,231
*Danka Business Systems P.L.C.	1,029,605	32,797
Davis Service Group P.L.C.	670,430	3,932,173
#De la Rue P.L.C.	387,017	4,452,000
*easyJet P.L.C.	564,154	3,539,046
Eleco P.L.C.	80,000	22,282
Fenner P.L.C.	671,987	2,323,129
*Firstgroup P.L.C.	1,485,706	8,575,553
Forth Ports P.L.C.	175,092	3,492,171
Galliford Try P.L.C.	143,429	693,557
Go-Ahead Group P.L.C.	164,629	2,882,586
#Hampson Industries P.L.C.	591,932	571,372
Hays P.L.C.	4,753,935	6,730,550
#*Helphire P.L.C.	1,050,597	640,206
Hogg Robinson Group P.L.C.	103,893	49,654
Homeserve P.L.C.	220,105	7,523,712
Hyder Consulting P.L.C.	168,297	921,246
IMI P.L.C.	1,191,221	13,335,033
*Impellam Group P.L.C.	35,258	51,561
Interserve P.L.C.	498,625	1,550,321
Intertek Group P.L.C.	539,854	13,360,921
Invensys P.L.C.	472,034	1,978,568
ITE Group P.L.C.	1,009,264	2,349,686
J. Smart & Co. (Contractors) P.L.C.	22,500	149,766
Keller Group P.L.C.	262,639	2,262,076
Kier Group P.L.C.	137,718	2,243,155
Latchways P.L.C.	41,288	443,328
Lavendon Group P.L.C.	460,763	401,131
Lincat Group P.L.C.	14,452	116,221
Low & Bonar P.L.C.	763,541	435,889
Management Consulting Group P.L.C.	1,139,133	429,975
Mears Group P.L.C.	46,585	177,724
Meggitt P.L.C.	1,688,203	7,920,317
Melrose P.L.C.	1,395,872	5,116,462
Michael Page International P.L.C.	1,235,568	7,515,412
Mitie Group P.L.C.	1,211,510	3,969,158
MJ Gleeson Group P.L.C.	195,875	354,074
Morgan Crucible Co. P.L.C.	1,174,108	3,959,218
Morgan Sindall P.L.C.	161,485	1,388,577
Mouchel Group P.L.C.	469,006	918,026
*National Express Group P.L.C.	1,153,246	4,225,907
*Northgate P.L.C.	313,859	907,489
PayPoint P.L.C.	87,805	456,445
PV Crystalox Solar P.L.C.	597,857	556,345
Qinetiq P.L.C.	2,180,065	4,219,103
Regus P.L.C.	3,178,152	3,737,995
*Rentokil Initial P.L.C.	3,445,291	5,529,430
Ricardo P.L.C.	217,815	848,001
*Richmond Oil & Gas P.L.C.	220,000	—
Robert Walters P.L.C.	387,999	1,352,663

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Industrials — (Continued)
ROK P.L.C.	723,316	$323,471
Rotork P.L.C.	348,025	8,244,192
RPS Group P.L.C.	788,615	2,412,656
Scott Wilson Group P.L.C.	83,704	378,900
Senior P.L.C.	1,671,692	3,342,516
Severfield-Rowen P.L.C.	351,952	1,205,440
Shanks Group P.L.C.	1,642,693	2,692,129
*SIG P.L.C.	1,366,866	2,170,364
Speedy Hire P.L.C.	178,122	64,774
Spice P.L.C.	4,494	3,978
Spirax-Sarco Engineering P.L.C.	301,608	7,386,029
Stagecoach Group P.L.C.	1,629,685	4,303,188
Sthree P.L.C.	299,337	1,228,757
#T Clarke P.L.C.	148,717	316,177
Tarsus Group P.L.C.	212,372	444,255
Tomkins P.L.C.	3,282,427	16,667,935
*Travis Perkins P.L.C.	601,830	7,958,937
Tribal Group P.L.C.	132,810	129,818
*Trifast P.L.C.	359,985	175,093
UK Mail Group P.L.C.	198,089	1,104,168
Ultra Electronics Holdings P.L.C.	267,145	6,763,342
Umeco P.L.C.	196,406	1,210,135
*Volex Group P.L.C.	229,354	594,684
Vp P.L.C.	167,463	430,371
Weir Group P.L.C. (The)	368,784	6,794,899
Wincanton P.L.C.	479,763	1,786,996
WSP Group P.L.C.	262,651	1,437,909
XP Power, Ltd. P.L.C.	73,546	747,424

Total Industrials		304,270,476

Information Technology — (11.3%)
Acal P.L.C.	104,729	322,435
Alphameric P.L.C.	127,141	50,518
#*Alterian P.L.C.	179,139	438,722
Anite P.L.C.	1,166,924	779,596
ARM Holdings P.L.C.	868,243	4,465,521
Aveva Group P.L.C.	274,171	5,723,409
Computacenter P.L.C.	423,790	1,825,011
*CSR P.L.C.	380,954	2,043,407
Dialight P.L.C.	111,362	610,460
Dimension Data Holdings P.L.C.	5,151,402	9,951,023
Diploma P.L.C.	455,202	1,856,763
Domino Printing Sciences P.L.C.	455,803	3,212,158
*E2V Technologies P.L.C.	247,588	235,459
Electrocomponents P.L.C.	1,576,293	5,563,778
Fidessa Group P.L.C.	129,875	2,981,830
*Gresham Computing P.L.C.	144,631	44,516
Halma P.L.C.	1,461,044	6,365,337
#*Imagination Technologies Group P.L.C.	882,944	4,554,716
*Innovation Group P.L.C.	2,836,273	511,931
Intec Telecom Systems P.L.C.	1,128,823	1,359,362
Kewill P.L.C.	368,863	695,902
*Kofax P.L.C.	317,667	1,197,869
Laird P.L.C.	719,642	1,386,863
Logica P.L.C.	5,143,741	8,747,001
Micro Focus International P.L.C.	520,037	3,373,401
*Misys P.L.C.	1,833,430	7,259,196
Moneysupermarket.com Group P.L.C.	6,292	6,903
Oxford Instruments P.L.C.	193,856	996,457
Phoenix IT Group, Ltd. P.L.C.	197,369	692,819
Premier Farnell P.L.C.	1,379,926	5,176,420

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
Psion P.L.C.	499,513	$607,303
#*Raymarine P.L.C.	249,080	72,746
Renishaw P.L.C.	180,171	2,348,980
RM P.L.C.	363,499	748,728
*RMS Communications P.L.C.	15,000	—
*SDL P.L.C.	316,996	2,677,811
Spectris P.L.C.	490,382	6,961,424
Spirent Communications P.L.C.	2,461,978	4,944,633
*Telecity Group P.L.C.	47,580	323,355
*TT electronics P.L.C.	595,193	992,996
#Vislink P.L.C.	588,460	170,148
*Wolfson Microelectronics P.L.C.	481,057	1,302,839
Xaar P.L.C.	220,887	466,978
Xchanging P.L.C.	541,322	1,697,947

Total Information Technology		105,744,671

Materials — (5.0%)
British Polythene Industries P.L.C.	102,332	346,898
Carclo P.L.C.	214,230	526,447
Croda International P.L.C.	484,717	9,787,850
DS Smith P.L.C.	1,591,931	3,597,478
Elementis P.L.C.	1,858,096	2,260,470
*Ferrexpo P.L.C.	439,822	1,909,401
Filtrona P.L.C.	704,266	2,646,637
*Gem Diamonds, Ltd. P.L.C.	353,895	1,215,471
Hill & Smith Holdings P.L.C.	275,101	1,244,230
Hochschild Mining P.L.C.	341,284	1,547,189
*Inveresk P.L.C.	125,000	3,236
Marshalls P.L.C.	658,597	933,275
Mondi P.L.C.	1,078,021	7,618,830
Petropavlovsk P.L.C.	232,446	3,680,469
Porvair P.L.C.	146,460	143,758
RPC Group P.L.C.	383,195	1,595,945
Victrex P.L.C.	321,880	6,168,291
*Yule Catto & Co P.L.C.	505,169	1,627,629
Zotefoams P.L.C.	96,852	163,653

Total Materials		47,017,157

Telecommunication Services — (1.6%)
Cable & Wireless Communications P.L.C.	6,963,574	6,468,695
Cable & Wireless Worldwide P.L.C.	653,895	684,892
*Colt Group SA	1,213,428	2,455,897
Kcom Group P.L.C.	2,504,455	1,919,231
*TalkTalk Telecom Group P.L.C.	1,129,060	2,170,281
Telecom Plus P.L.C.	254,695	1,462,179

Total Telecommunication Services		15,161,175

Utilities — (2.3%)
Dee Valley Group P.L.C.	12,109	185,958
Drax Group P.L.C.	900,721	5,421,810
Northumbrian Water Group P.L.C.	1,335,204	6,952,949
Pennon Group P.L.C.	947,036	8,760,398

Total Utilities		21,321,115

TOTAL COMMON STOCKS		920,334,263

RIGHTS/WARRANTS — (0.2%)
*Development Securities P.L.C. Rights 08/11/10	134,495	2,174
*Management Consulting Warrants 12/31/11	479,256	15,040
*Resolution, Ltd. Rights 08/05/10	1,013,932	1,384,175
*SFI Holdings, Ltd. Litigation Certificate	26,713	—

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
*Ultraframe Litigation Notes	319,285	$ —

TOTAL RIGHTS/WARRANTS		1,401,389

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $455,000 FNMA 3.901%(r), 02/25/39, valued at $239,645) to be repurchased at $234,004	$234	234,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (1.8%)
§@DFA Short Term Investment Fund	17,162,382	17,162,382
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $207,167) to be repurchased at $203,108	$203	203,105

TOTAL SECURITIES LENDING COLLATERAL		17,365,487

TOTAL INVESTMENTS — (100.0%) (Cost $922,673,860)##		$939,335,139

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,168,393	$189,727,685	—	$191,896,078
Consumer Staples	268,324	39,002,023	—	39,270,347
Energy	1,170,745	48,792,091	—	49,962,836
Financials	816	116,436,918	—	116,437,734
Health Care	149,755	29,102,919	—	29,252,674
Industrials	495,867	303,774,609	—	304,270,476
Information Technology	—	105,744,671	—	105,744,671
Materials	—	47,017,157	—	47,017,157
Telecommunication Services	9,323,868	5,837,307	—	15,161,175
Utilities	—	21,321,115	—	21,321,115
Rights/Warrants	1,386,349	15,040	—	1,401,389
Temporary Cash Investments	—	234,000	—	234,000
Securities Lending Collateral	—	17,365,487	—	17,365,487

TOTAL	$14,964,117	$924,371,022	—	$939,335,139

See accompanying Notes to Schedules of Investments.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (85.9%)
AUSTRIA — (2.5%)
#Agrana Beteiligungs AG	16,673	$1,585,468
Andritz AG	116,739	7,311,878
#*A-TEC Industries AG	21,828	227,062
Austria Email AG	715	7,278
*Austriamicrosystems AG	18,053	606,803
BKS Bank AG	3,120	68,306
#BWIN Interactive Entertainment AG	82,345	4,576,576
BWT AG	27,601	655,431
#*CA Immobilien Anlagen AG	130,641	1,596,260
CAT Oil AG	20,754	190,540
*Constantia Packaging AG	18,095	1,133,057
*EAG-Beteiligungs AG	1,650	8,194
EVN AG	47,007	801,285
Flughafen Wien AG	39,948	2,307,138
*Frauenthal Holding AG	12,084	131,763
#*Intercell AG	104,732	2,156,657
Josef Manner & Co. AG	870	47,901
*Kapsch TrafficCom AG	4,279	179,481
Lenzing AG	4,701	1,934,139
Mayr-Melnhof Karton AG	31,265	3,209,110
Oberbank AG	37,973	2,141,765
#Oesterreichischen Post AG	98,332	2,627,787
#*Palfinger AG	45,976	1,078,164
*RHI AG	93,231	2,781,136
#Rosenbauer International AG	11,816	480,726
*S&T System Integration & Technology Distribution AG	6,404	82,896
Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,559,899
Semperit AG Holding	13,154	489,313
*Sparkassen Immobilien AG	58,185	393,285
Strabag SE	95,319	2,189,691
UBM Realitaetenentwicklung AG	1,440	54,420
#Uniqa Versicherungen AG	183,096	3,324,216
Voestalpine AG	17,910	572,579
#*Warimpex Finanz und Beteiligungs AG	8,663	23,011
*Wienerberger AG	156,412	2,168,345
#*Wolford AG	11,165	269,697
*Zumtobel AG	78,928	1,494,874

TOTAL AUSTRIA		50,466,131

BELGIUM — (3.6%)
*Ablynx NV	8,768	82,392
Ackermans & van Haaren NV	81,854	5,601,333
*Agfa-Gevaert NV	368,855	2,232,072
*Arseus NV	1,672	20,226
Banque Nationale de Belgique SA	952	4,553,393
*Barco NV	53,143	2,656,028
Bekaert SA	56,385	12,271,155
Co.Br.Ha Societe Commerciale de Brasserie SA	115	229,591
Compagnie d’Entreprises	40,394	2,030,733
*Compagnie du Bois Sauvage SA	87	9
#Compagnie Immobiliere de Belgique SA	10,535	412,879
#Compagnie Maritime Belge SA	61,365	1,780,593
*Deceuninck NV	247,412	585,554
*Devgen NV	10,607	124,496
D’Ieteren SA	12,906	6,225,494
Duvel Moorgat SA	8,799	716,939
Econocom Group SA	65,485	959,853
Elia System Operator SA NV	112,383	3,870,616

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
BELGIUM — (Continued)
Euronav SA	86,554	$1,663,885
#EVS Broadcast Equipment SA	13,059	646,691
Exmar NV	127,551	946,934
Floridienne SA	2,033	299,395
*Galapagos NV	18,195	260,782
#*Gimv NV	12,095	595,257
Hamon & Compagnie International SA	3,754	130,499
Henex SA	7,487	419,744
Image Recognition Integrated Systems (I.R.I.S.) SA	6,284	285,723
*Ion Beam Applications SA	67,020	660,445
Jensen-Group NV	12,030	112,836
Kinepolis Group NV	5,432	293,084
#Lotus Bakeries NV	1,361	621,289
*Melexis NV	88,696	1,109,835
#Nyrstar NV	140,979	1,635,893
Omega Pharma SA	82,044	3,507,783
*Option NV	38,430	28,536
*Picanol NV	16,620	143,108
*RealDolmen NV	6,066	121,350
Recticel SA	52,387	516,268
Resilux NV	4,095	258,671
#Rosier SA	655	223,814
*Roularta Media Group NV	4,696	101,635
*SAPEC SA (4775951)	3,531	276,343
*SAPEC SA (5389544)	75	109
#Sioen Industries NV	52,140	288,828
Sipef NV	24,100	1,495,726
*Spector Photo Group SA	11,235	9,981
#*Systemat-Datarelay SA	26,232	206,588
#*Telenet Group Holding NV	148,890	4,265,130
Ter Beke NV	2,281	165,689
#Tessenderlo Chemie NV	94,781	2,813,718
#*ThromboGenics NV	25,665	507,234
*TiGenix NV	22,164	51,514
Umicore SA	73,050	2,463,571
Van De Velde NV	27,539	1,213,484
VPK Packaging Group SA	12,084	456,385

TOTAL BELGIUM		73,151,113

DENMARK — (2.5%)
*Aarhus Lokalbank A.S.	8,030	72,934
*Aktieselskabet Roskilde Bank A.S.	32,685	—
*Aktieselskabet Skjern Bank A.S.	3,276	74,100
#Alk-Abello A.S.	17,388	1,091,825
*Alm. Brand A.S.	27,560	300,858
*Amagerbanken A.S.	64,790	184,995
*Ambu A.S.	22,100	560,669
Arkil Holdings A.S. Series B	780	89,829
#Auriga Industries A.S. Series B	46,057	748,768
#*Bang & Olufsen Holdings A.S.	91,461	887,308
#*Bavarian Nordic A.S.	26,456	1,017,082
#*BoConcept Holding A.S.	5,650	188,003
Brodrene Hartmann A.S. Series B	11,730	180,722
#*Brondbyernes IF Fodbold A.S. Series B	15,450	72,517
#D/S Norden A.S.	65,634	2,576,259
*Dalhoff, Larson & Horneman A.S. Series B	32,000	119,967
*Dantherm Holding A.S.	13,100	41,195
#*DFDS A.S.	11,236	716,187
*DiBa Bank A.S.	2,300	25,006
*Djursland Bank A.S.	8,970	215,527
East Asiatic Co., Ltd. A.S.	52,687	1,345,026

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
DENMARK — (Continued)
F.E. Bording A.S.	600	$58,237
*Fionia Holding A.S.	17,880	—
Fluegger A.S. Series B	4,198	312,274
#*Genmab A.S.	90,396	965,881
*GN Store Nord A.S.	667,177	4,555,340
*GPV Industi A.S.	2,200	11,542
#*Greentech Energy Systems A.S.	73,819	189,624
*Gronlandsbanken A.S.	768	56,317
#*H&H International A.S. Series B	17,280	154,238
Harboes Bryggeri A.S.	10,823	227,613
Hojgaard Holding A.S. Series B	2,750	103,408
#*IC Companys A.S.	33,305	1,020,257
*Incentive A.S.	3,575	11,566
Jeudan A.S.	4,620	350,913
*Jyske Bank A.S.	87,656	3,053,074
*Lan & Spar Bank A.S.	5,150	246,593
*Lastas A.S. Series B	11,200	78,177
*Lollands Bank A.S.	750	24,326
#*Mols-Linien A.S.	27,490	195,365
#*NeuroSearch A.S.	61,105	1,074,192
NKT Holding A.S.	68,427	3,364,043
*Nordjyske Bank A.S.	17,600	303,197
*Norresundby Bank A.S.	7,350	224,041
North Media A.S.	36,665	256,419
*Ostjydsk Bank A.S.	2,554	167,527
#*Parken Sport & Entertainment A.S.	32,936	456,849
Per Aarsleff A.S. Series B	5,975	482,828
*Ringkjoebing Landbobank A.S.	14,890	1,552,648
Roblon A.S. Series B	540	56,490
Rockwool International A.S.	7,816	712,020
#*Royal Unibrew A.S.	25,819	902,825
*Salling Bank A.S.	910	51,487
*Sanistal A.S. Series B	4,051	42,903
*Satair A.S.	8,590	360,339
Schouw & Co. A.S.	70,768	1,551,467
SimCorp A.S.	16,263	2,704,029
*Sjaelso Gruppen A.S.	29,228	39,033
*SKAKO A.S.	5,130	30,503
Solar Holdings A.S. Series B	8,370	566,929
*Spar Nord Bank A.S.	115,762	1,214,756
*Sparbank A.S.	10,930	181,864
*Sparekassen Faaborg A.S.	1,972	293,241
*Sydbank A.S.	191,456	4,766,126
Thrane & Thrane A.S.	10,294	311,344
Tivoli A.S.	969	572,345
*TK Development A.S.	91,681	395,313
#*Topdanmark A.S.	36,248	4,479,569
*TopoTarget A.S.	378,484	244,859
*Torm A.S.	78,451	629,349
*Vestfyns Bank A.S.	680	67,937
*Vestjysk Bank A.S.	24,162	342,069

TOTAL DENMARK		50,522,063

FINLAND — (6.8%)
Ahlstrom Oyj	4,420	68,251
#*Aldata Solutions Oyj	194,535	141,748
Alma Media Oyj	277,852	2,290,090
*Amanda Capital Oyj	67,120	130,950
Amer Sports Oyj Series A	307,264	3,414,236
Aspo Oyj	68,141	612,985
#Atria P.L.C.	5,611	82,612

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Bank of Aland P.L.C.	17,663	$504,013
BasWare Oyj	34,550	848,659
*Biotie Therapies Corp. Oyj	265,590	162,568
#Cargotec Oyj Series B	109,737	3,938,866
*Componenta Oyj	34,400	275,187
#Comptel P.L.C.	324,863	365,363
*Cramo Oyj	104,548	1,840,095
Digia P.L.C.	55,020	358,610
*Efore Oyj	114,965	107,975
*Elcoteq SE	3,041	6,735
*Elektrobit Corp. Oyj	2,476	3,164
Elisa Oyj	276,614	5,485,128
Etteplan Oyj	62,600	239,982
#*Finnair Oyj	186,376	1,110,701
*Finnlines Oyj	124,906	1,530,210
Fiskars Oyj Abp Series A	181,663	3,103,048
#F-Secure Oyj	444,369	1,258,688
*GeoSentric Oyj	244,900	9,595
#*Glaston Oyj Abp	131,940	236,272
HKScan Oyj	72,398	773,078
Huhtamaki Oyj	338,637	4,218,876
#Ilkka-Yhtyma Oyj	60,256	503,137
KCI Konecranes Oyj	232,703	7,593,082
Kemira Oyj	248,868	3,336,640
Kesko Oyj	138,078	5,354,366
Laennen Tehtaat Oyj	18,920	431,726
Lassila & Tikanoja Oyj	117,954	2,059,437
*Lemminkainen Oyj	13,072	449,871
Metso Corp. Oyj	99,041	3,904,671
*M-Real Oyj Series B	3,525,955	13,392,802
Neomarkka Oyj	16,652	141,335
#Nokian Renkaat Oyj	325,926	9,142,368
Nordic Aluminium Oyj	10,440	274,200
Okmetic Oyj	54,904	313,866
Olvi Oyj Series A	31,354	1,198,936
#Oriola-KD Oyj Series A	26,000	132,004
Oriola-KD Oyj Series B	148,242	745,316
Orion Oyj Series A	96,540	1,857,079
Orion Oyj Series B	253,721	4,898,419
#Outokumpu Oyj	188,979	3,134,386
#Outotec Oyj	36,018	1,273,538
PKC Group Oyj	48,390	745,033
Pohjola Bank P.L.C.	372,375	4,620,406
#Ponsse Oyj	22,814	265,011
#Poyry Oyj	179,728	2,416,536
Raisio P.L.C.	462,617	1,801,822
#Ramirent Oyj	299,709	3,227,517
Rapala VMC Oyj	113,258	847,889
#*Rautaruukki Oyj Series K	152,858	2,949,286
*Raute Oyj Series A	10,390	108,824
#Ruukki Group Oyj	303,857	657,368
Sanoma Oyj	162,312	3,227,307
Scanfil Oyj	123,479	469,656
Sponda Oyj	11,644	43,650
Stockmann Oyj Abp Series A	43,914	1,573,718
#Stockmann Oyj Abp Series B	99,920	3,553,557
*Tecnomen Lifetree Oyj	2,061	2,390
Teleste Oyj	53,559	325,379
Tieto Oyj	277,638	4,886,202
#*Tikkurila Oyj	62,217	1,317,521
*Trainers’ House P.L.C.	107,200	60,152

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FINLAND — (Continued)
Tulikivi Oyj	79,440	$146,092
Turkistuottajat Oyj	8,490	105,012
#Uponor Oyj Series A	206,241	3,340,493
Vacon Oyj	42,777	1,895,634
Vaisala Oyj Series A	39,132	981,349
Viking Line Abp	10,400	428,163
Wartsila Corp. Oyj Series B	4,140	218,018
Yit Oyj	206,080	4,513,671

TOTAL FINLAND		137,982,520

FRANCE — (11.0%)
Akka Technologies SA	6,655	120,288
Ales Groupe SA	32,239	448,412
ALTEN SA	64,193	1,885,875
#*Altran Technologies SA	343,804	1,409,496
April Group SA	70,725	1,833,145
Arkema SA	199,362	8,697,818
Assystem SA	52,519	813,963
#*Atari SA	14,902	71,923
*Atos Origin SA	143,571	6,162,517
Aubay SA	10,285	69,703
Audika SA	21,251	558,381
*Baccarat SA	1,090	232,028
Banque Tarneaud SA	1,430	237,704
#*Beneteau SA	172,729	2,679,396
Bigben Interactive	8,718	102,243
bioMerieux SA	277	28,133
Boiron SA	27,525	984,758
Boizel Chanoine Champagne SA	6,606	450,158
#Bonduelle SA	12,909	1,107,371
Bongrain SA	14,735	1,093,939
#Bourbon SA	155,755	6,667,667
*Boursorama SA	8,753	98,560
*Bull SA	289,386	954,130
Burelle SA	3,894	715,036
*Cafom SA	5,092	101,855
Canal Plus SA	259,755	1,843,953
#CBo Territoria	28,320	146,670
*Cegedim SA	16,591	1,202,838
CEGID Group SA	1,992	55,364
*Club Mediterranee SA	63,302	1,140,104
*Compagnie Generale de Geophysique-Veritas SA	219,970	4,246,090
Compagnie Industrielle et Financiere D’Entreprises SA	1,200	95,360
*CS Communication & Systemes SA	7,938	68,827
Damartex SA	21,101	535,855
#Delachaux SA	26,973	1,686,220
#*Derichebourg SA	515,704	2,152,638
*Devoteam SA	659	14,846
*Dynaction SA	14,655	152,739
EDF Energies Nouvelles SA	14,082	601,388
Electricite de Strasbourg SA	22,427	3,274,153
Entrepose Contracting SA	117	11,649
Esso S.A.F.	8,945	1,147,568
Establissements Maurel et Prom SA	305,061	3,649,546
*Etam Developpement SA	386	18,188
*Euler Hermes SA	36,906	2,927,941
#*Euro Disney SCA	48,370	241,812
*Eurofins Scientific SA	448	21,122
#Exel Industries SA	10,525	370,535
*Faiveley Transport SA	2,003	152,948
#*Faurecia SA	81,784	1,607,679

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
Fimalac SA	29,963	$1,157,266
Fleury Michon SA	4,694	224,827
#*Flo Groupe SA	29,358	175,991
#*Gascogne SA	6,907	346,908
Gaumont SA	14,184	917,535
*GECI International SA	59,392	167,047
Gemalto NV	149,247	6,122,213
Gevelot SA	3,584	131,624
*GFI Informatique SA	122,870	462,656
#GIFI SA	7,360	441,299
Ginger Groupe Ingenierie Europe SA	10,523	386,661
GL Events SA	8,718	242,277
#GPE Groupe Pizzorno SA	5,200	125,552
Groupe Crit SA	24,255	641,809
*Groupe Eurotunnel SA	170,506	1,253,265
*Groupe Go Sport SA	2,740	51,715
*Groupe Gorge SA	18,510	157,462
Groupe Guillin SA	1,200	104,067
#*Groupe Open SA	27,590	228,066
Groupe Steria SCA	66,505	1,803,625
Guerbet SA	5,824	592,505
Guyenne et Gascogne SA	25,083	2,504,718
Haulotte Group SA	55,825	544,104
Havas SA	1,165,955	5,646,187
#*Hi-Media SA	10,913	45,095
Idsud SA	2,227	87,843
Imerys SA	28,824	1,673,407
Ingenico SA	109,546	2,770,284
Ipsen SA	5,349	177,636
Ipsos SA	83,610	3,324,055
*JC Decaux SA	27,628	708,646
*Kaufman & Broad SA	2,387	55,484
Korian SA	5,663	124,100
#Laurent-Perrier SA	11,820	1,051,673
#*Lectra SA	83,499	337,432
Lisi SA	16,055	946,932
#LVL Medical Groupe SA	24,346	503,584
M6 Metropole Television SA	148,116	3,282,389
#Maisons France Confort SA	1,726	69,051
#*Manitou BF SA	46,187	771,031
Manutan International SA	13,379	729,948
*Meetic SA	1,274	36,192
#Mersen SA	57,597	2,121,167
MGI Coutier SA	2,753	92,969
#Mr. Bricolage SA	23,846	438,547
#Naturex SA	8,691	350,002
#Neopost SA	81,051	6,267,064
Nexans SA	92,377	6,262,568
#Nexity SA	47,250	1,583,144
Norbert Dentressangle SA	12,330	882,721
*Oeneo SA	102,487	246,418
Orpea SA	96,748	3,851,446
Osiatis SA	1,400	7,293
#PagesJaunes SA	216,500	2,397,963
Paris Orleans et Cie SA	2,708	65,982
*Parrot SA	1,135	22,266
Pierre & Vacances SA	15,567	1,029,756
Plastic Omnium SA	29,952	1,489,186
*Plastivaloire SA	4,552	99,469
PSB Industries SA	8,438	258,814
Rallye SA	79,705	2,825,322

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
FRANCE — (Continued)
*Recylex SA	35,449	$326,331
#Remy Cointreau SA	76,509	4,174,215
*Rexel SA	191,262	3,167,822
Rhodia SA	289,015	5,961,835
Robertet SA	3,167	423,848
Rougier SA	6,115	200,153
Rubis SA	33,838	2,968,514
*S.T. Dupont SA	39,440	10,279
*Sa des Ciments Vicat SA	158	10,692
*Sabeton SA	13,500	201,054
Saft Groupe SA	56,667	1,940,499
SAMSE SA	8,342	614,531
*Sartorius Stedim Biotech SA	613	25,869
SCOR SE	3,944	86,498
SEB SA	87,918	6,551,276
*Sechilienne SA	56,504	1,528,373
Securidev SA	2,500	63,484
SeLoger.com SA	7,607	300,280
*Sequana SA	3,676	51,656
Signaux Girod SA	894	66,898
*Societe Anonyme d’Explosifs et de Produits Chimiques SA	524	175,885
Societe BIC SA	84,787	6,309,289
Societe des Bains de Mer et du Cercle des Etrangers a Monaco SA	46,150	2,948,904
Societe Pour l’Informatique Industrielle SA	40,908	231,727
Societe Television Francaise 1 SA	171,170	2,721,930
#*Soitec SA	251,752	2,720,133
#Somfy SA	21,738	4,356,390
#*Sopra Group SA	22,982	1,632,023
Sperian Protection SA	18,519	2,777,660
#Stallergenes SA	31,063	2,187,549
Stef-TFE SA	28,838	1,499,335
Sucriere de Pithiviers Le Vieil SA	1,745	1,504,525
*Sword Group SA	1,773	59,465
*Synergie SA	32,941	841,873
#*Technicolor SA	304,125	1,597,868
Teleperformance SA	158,000	4,002,192
Tessi SA	5,050	378,865
#*Theolia SA	215,705	295,587
Tonnellerie Francois Freres SA	3,839	142,761
Toupargel Groupe SA	75	1,507
*Trigano SA	4,039	85,719
#*UbiSoft Entertainment SA	196,028	1,854,254
Union Financiere de France Banque SA	15,895	500,302
*Valeo SA	232,962	8,348,002
Viel et Compagnie SA	158,130	555,673
#Vilmorin & Cie SA	18,821	1,768,695
Virbac SA	16,251	1,959,571
VM Materiaux SA	6,914	405,886
Vranken Pommery Monopole SA	12,131	524,770
Zodiac Aerospace SA	105,911	5,963,947
*Zueblin Immobiliere France SA	1,285	5,853

TOTAL FRANCE		223,339,037

GERMANY — (12.5%)
A.S. Creation Tapeton AG	6,853	273,761
*AAP Implantate AG	47,250	75,925
*Aareal Bank AG	492,663	10,316,993
*Abwicklungsellschaft Roesch AG	7,300	266
*ADVA AG Optical Networking	61,536	378,683
Agrob Immobilien AG	5,800	74,449
#*Air Berlin P.L.C.	64,759	303,579

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
#Aixtron AG	259,027	$7,751,368
*Aligna AG	318,087	165,589
Amadeus Fire AG	16,192	477,539
Andreae-Noris Zahn AG	26,412	792,119
Asian Bamboo AG	2,933	120,466
Augusta Technologie AG	26,396	446,719
Aurubis AG	144,707	6,576,617
Axel Springer AG	1,437	172,201
#Baader Bank AG	132,511	550,129
*Balda AG	13,123	58,444
Bauer AG	10,724	441,887
#BayWa AG	8,799	321,953
Bechtle AG	39,024	1,125,194
#Bertrandt AG	22,607	1,005,941
*Beta Systems Software AG	8,550	36,805
Bilfinger Berger AG	162,980	9,314,563
*Biolitec AG	26,843	122,534
Biotest AG	20,784	868,848
*BKN International AG	33,408	1,177
*BMP AG	45,099	44,589
#*Borussia Dortmund GmbH & Co. KGaA	208,512	287,936
Carl Zeiss Meditec AG	54,287	839,054
*Centrosolar Group AG	11,473	76,794
*Centrotec Sustainable AG	41,054	743,228
#*Centrotherm Photovoltaics AG	5,094	206,561
Cewe Color Holding AG	13,917	446,944
Comdirect Bank AG	131,903	1,209,844
CompuGroup Medical AG	1,805	19,044
#*Conergy AG	52,373	49,743
#*Constantin Medien AG	314,299	684,078
*CropEnergies AG	6,700	32,241
CTS Eventim AG	50,168	2,544,745
*Curanum AG	83,165	265,859
*D. Logistics AG	113,203	178,349
DAB Bank AG	130,043	707,091
*Data Modul AG	11,455	168,780
*Demag Cranes AG	15,559	558,417
*Deutsche Beteiligungs AG	7,343	166,771
*Deutsche Wohnen AG	68,918	669,573
*Deutz AG	249,610	1,508,419
*Dialog Semiconductor P.L.C.	102,160	1,373,663
*Dierig Holding AG	10,500	127,516
Douglas Holding AG	100,341	4,541,850
*Dr. Hoenle AG	14,858	130,606
Drillisch AG	92,184	560,725
*Duerr AG	34,299	942,508
DVB Bank SE	173,470	5,626,459
Eckert & Ziegler AG	3,599	116,392
#Elexis AG	32,938	496,829
*Elmos Semiconductor AG	34,592	370,226
ElreingKlinger AG	22,192	596,949
Erlus AG	2,970	99,522
Euwax AG	17,978	1,173,912
*Evotec AG	1,165,338	3,004,904
#Fielmann AG	56,670	4,456,958
*Freenet AG	291,107	3,101,655
Fuchs Petrolub AG	46,541	4,460,269
GBW AG	28,417	540,250
GEA Group AG	106,340	2,386,495
*Gerresheimer AG	46,046	1,686,994
Gerry Weber International AG	42,943	1,380,496

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Gesco AG	9,182	$527,257
GFK SE	68,806	2,586,795
#GFT Technologies AG	66,050	273,213
#Gildemeister AG	82,800	1,159,085
*Grammer AG	8,090	153,111
Grenkeleasing AG	31,484	1,433,552
Hamborner REIT AG	62,350	626,856
#Hamburger Hafen und Logistik AG	34,092	1,248,261
*Hansa Group AG	146,815	370,790
Hawesko Holding AG	19,463	706,110
#*Heidelberger Druckmaschinen AG	160,856	1,586,231
Hochtief AG	6,517	421,598
*Homag Group AG	5,201	93,077
*IKB Deutsche Industriebank AG	21,843	18,460
Indus Holding AG	40,147	906,394
Innovation in Traffic Systems AG	23,949	440,198
Interseroh SE	21,642	1,295,291
#*Intershop Communications AG	62,598	138,802
Isra Vision Systems AG	10,917	200,977
#*IVG Immobilien AG	419,894	2,918,381
*Jenoptik AG	153,250	871,065
*Kampa AG	35,505	5,806
*Kloeckner & Co. SE	149,471	3,129,034
*Koenig & Bauer AG	2,261	43,116
Kontron AG	176,510	1,409,423
*Krones AG	69,323	3,931,947
KSB AG	4,226	2,930,863
#*Kuka AG	97,095	1,512,889
#KWS Saat AG	17,224	2,718,444
Lanxess AG	139,723	6,760,414
Leifheit AG	12,500	246,841
#*Leoni AG	108,940	3,270,955
Loewe AG	25,187	215,506
#LPKF Laser & Electronics AG	3,572	42,857
*Manz Automation AG	553	39,028
*MasterFlex AG	7,812	34,226
*Maxdata Computer AG	94,120	14,841
Mediclin AG	119,554	643,911
#*Medigene AG	87,499	323,938
Medion AG	81,672	983,463
*Mensch und Maschine Software AG	27,532	147,565
#MLP AG	205,563	2,150,016
*Mologen AG	22,062	263,988
*Morphosys AG	57,456	1,186,417
MTU Aero Engines Holding AG	163,223	9,523,265
Muehlbauer Holding & Co. AG	14,905	487,840
MVV Energie AG	114,055	4,605,872
Nemetschek AG	23,340	753,849
*Nexus AG	33,813	167,970
#*Nordex SE	104,915	1,077,565
#OHB Technology AG	35,659	657,249
Oldenburgische Landesbank AG	4,234	234,542
P&I Personal & Informatik AG	17,889	554,016
#*Patrizia Immobilien AG	2,483	9,955
Pfeiffer Vacuum Technology AG	30,723	2,403,775
#*Pfleiderer AG	158,664	971,992
*PNE Wind AG	167,451	442,501
Praktiker Bau-und Heimwerkermaerkte Holding AG	111,758	888,469
*Progress-Werk Oberkirch AG	6,250	239,407
#PSI AG fuer Produkte und Systeme der Informationstechnologie	28,359	458,133
Puma AG Rudolf Dassler Sport	387	113,655

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
PVA TePla AG	46,019	$263,889
#*Q-Cells SE	139,816	1,065,085
*QIAGEN NV	39,443	732,979
*QSC AG	287,340	533,356
R. Stahl AG	14,410	454,170
#Rational AG	14,646	2,369,529
REALTECH AG	13,541	153,908
Renk AG	18,838	1,320,697
#*Repower Systems AG	5,276	817,447
Rheinmetall AG	107,359	6,474,403
Rhoen-Klinikum AG	379,608	8,690,643
*Roth & Rau AG	15,929	530,073
Ruecker AG	18,949	216,438
#S.A.G. Solarstrom AG	8,128	48,733
Sartorius AG	30,837	858,477
*Sedo Holding AG	69,691	243,263
*Sektkellerei Schloss Wachenheim AG	14,520	172,746
*SER Systems AG	9,400	159
#*SGL Carbon SE	217,830	7,552,413
#*Singulus Technologies AG	79,712	445,096
Sinner AG	2,660	52,991
Sixt AG	36,856	955,191
#*SKW Stahl-Metallurgie Holding AG	6,906	140,619
#*Sky Deutschland AG	388,970	708,600
*SM Wirtschaftsberatungs AG	18,841	123,068
Software AG	70,053	7,820,036
#*Solar Millennium AG	34,471	963,381
#Solarworld AG	110,335	1,504,207
#*Solon SE	25,350	133,048
Stada Arzneimittel AG	173,213	5,616,839
STINAG Stuttgarter Invest AG	35,003	867,184
*Stoehr & Co. AG	11,000	41,838
Stratec Biomedical Systems AG	26,506	988,999
Sued-Chemie AG	28,301	3,886,097
#Suedzucker AG	7,437	144,251
*Sunways AG	11,086	88,968
*Suss Microtec AG	59,969	341,578
Symrise AG	191,041	4,752,362
Syzygy AG	30,656	142,021
*TAG Immobilien AG	1,456	8,666
Takkt AG	126,507	1,439,056
TDS Informationstechnologie AG	89,063	492,374
Telegate AG	20,500	197,319
Tognum AG	135,588	2,710,164
#*Tomorrow Focus AG	113,715	469,912
#*TUI AG	372,363	3,880,671
UMS United Medical Systems International AG	22,300	198,046
Umweltbank AG	17,805	394,064
#United Internet AG	167,408	2,074,866
VBH Holding AG	9,415	49,451
*Verbio AG	22,460	89,494
#*Versatel AG	12,209	74,517
Vossloh AG	35,932	3,595,665
VTG AG	9,085	145,480
*Wacker Neuson SE	13,034	192,996
*Wanderer-Werke AG	7,903	1,295
Wincor Nixdorf AG	112,151	6,315,482
#Wirecard AG	255,878	2,744,598
Wuerttembergische Lebensversicherung AG	27,308	777,924
Wuerttembergische Metallwarenfabrik AG	29,451	1,015,241
*XING AG	127	4,776

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GERMANY — (Continued)
Zhongde Waste Technology AG	2,642	$46,446

TOTAL GERMANY		253,061,319

GREECE — (2.6%)
Aegean Airlines S.A.	5,746	19,137
*Aegek S.A.	120,000	62,661
*Agricultural Bank of Greece S.A.	455,208	723,466
*Alapis Holding Industrial & Commercial S.A. of Pharmaceutical Chemical Products	344,746	1,013,673
*Alfa Alfa Energy S.A.	3,810	6,901
*Altec S.A. Information & Communication Systems	80,278	13,593
Alumil Aluminum Industry S.A.	52,886	54,547
*Alysida S.A.	2,376	6,165
*Anek Lines S.A.	605,331	275,915
*Astir Palace Hotels S.A.	93,886	319,381
Athens Medical Center S.A.	150,874	166,538
*Atlantic Supermarkets S.A.	35,080	10,057
*Attica Bank S.A.	181,970	339,477
*Atti-Kat S.A.	56,554	18,389
Autohellas S.A.	83,520	188,229
*Babis Vovos International Construction S.A.	59,807	224,224
*Balafas S.A.	15,200	3,764
*Balkan Real Estate S.A.	41,970	31,174
Bank of Cyprus Public Co., Ltd. S.A.	743,450	3,994,657
Bank of Greece S.A.	73,229	3,218,177
Centric Multimedia S.A.	51,942	42,046
*Daios Plastics S.A.	16,350	127,296
*Diagnostic & Therapeutic Center of Athens Hygeia S.A.	177,709	276,290
*EFG Eurobank Ergasias S.A.	69,387	534,183
Elastron S.A.	224,178	140,608
*Elbisco Holding S.A.	28,098	14,646
Elektrak S.A.	39,819	128,954
*Elektroniki Athinon S.A.	34,490	61,555
Ellaktor S.A.	512,801	2,299,933
*Emporiki Bank of Greece S.A.	5,563	18,753
*Etma Rayon S.A.	11,242	20,657
Euro Reliance General Insurance Co. S.A.	55,110	43,144
*Euromedica S.A.	67,698	204,337
EYDAP Athens Water Supply & Sewage Co. S.A.	75,694	558,888
F.G. Europe S.A.	4,536	5,318
*Folli-Follie S.A.	23,768	554,394
*Forthnet S.A.	226,337	236,369
Fourlis Holdings S.A.	128,489	1,337,282
*Frigoglass S.A.	88,003	1,039,642
GEK Terna S.A.	270,222	1,651,974
*Geniki Bank S.A.	310,749	174,229
*Halkor S.A.	226,556	269,294
*Hellenic Cables S.A.	65,236	119,121
Hellenic Duty Free Shops S.A.	98,334	621,196
Hellenic Exchanges S.A.	168,964	1,222,560
Hellenic Petroleum S.A.	251,948	1,978,461
*Hellenic Sugar Industry S.A.	78,005	82,450
*Heracles General Cement Co. S.A.	77,436	490,031
Iaso S.A.	206,042	608,135
Inform P. Lykos S.A.	35,570	51,882
*Informatics S.A.	3,778	1,526
*Intracom Holdings S.A.	181,308	182,349
*Intracom Technical & Steel Constructions S.A.	345,350	162,186
Intralot SA-Integrated Lottery Systems & Services S.A.	246,309	1,092,367
*Ionian Hotel Enterprises S.A.	16,914	308,581
*Ipirotiki Software & Publications S.A.	22,110	55,897
*JUMBO S.A.	97,929	779,302

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
GREECE — (Continued)
Karelia Tobacco Co., Inc. S.A.	5,787	$520,790
*Kathimerini Publishing S.A.	47,170	313,115
*Lambrakis Press S.A.	115,149	174,134
*Lan-Net S.A.	12,688	19,841
*Lavipharm S.A.	96,324	95,562
Loulis Mills S.A.	41,702	91,841
*Marfin Investment Group S.A.	1,241,277	1,927,549
Marfin Popular Bank Public Co., Ltd. S.A.	715,873	1,690,367
Metka S.A.	97,586	1,156,462
*Michaniki S.A.	165,545	144,570
Motor Oil (Hellas) Corinth Refineries S.A.	135,136	1,550,162
*Mytilineos Holdings S.A.	316,070	1,965,986
*Neorion Holdings S.A.	24,145	21,014
*Pegasus Publishing S.A.	95,510	155,580
*Piraeus Bank S.A.	625,635	4,139,260
Piraeus Port Authority S.A.	17,752	347,645
*Promota Hellas S.A.	8,860	2,656
*Proton Bank S.A.	79,994	111,695
*Real Estate Development & Services S.A.	94,497	104,807
S&B Industrial Minerals S.A.	54,669	338,161
*Sanyo Hellas S.A.	23,637	5,542
Sarantis S.A.	74,884	408,804
*Selected Textile S.A.	87,690	42,229
*Sfakianakis S.A.	91,320	79,907
*Sidenor Steel Products Manufacturing Co. S.A.	3,844	14,765
*Spyroy Agricultural Products S.A.	61,348	53,376
*T Bank S.A.	228,007	145,396
Teletypos S.A. Mega Channel	77,669	330,970
Terna Energy S.A.	78,755	387,984
*Themeliodomi S.A.	37,422	18,044
Thessaloniki Port Authority S.A.	6,936	119,660
*Thessaloniki Water Supply & Sewage Co. S.A.	8,309	48,586
Thrace Plastics Co. S.A.	109,280	86,960
Titan Cement Co. S.A.	126,953	2,727,898
*TT Hellenic Postbank S.A.	661,222	3,828,562
*Varvaressos S.A.-European Spinning Mills	36,350	6,632
Viohalco S.A.	409,999	2,411,947

TOTAL GREECE		53,774,420

IRELAND — (2.6%)
*Abbey P.L.C.	84,370	506,277
*Aer Lingus Group P.L.C.	697,918	847,653
*Allied Irish Banks P.L.C.	1,216,020	1,486,285
*Aminex P.L.C.	496,086	63,086
*BlackRock International Land P.L.C.	897,420	38,217
C&C Group P.L.C. (B010DT8)	399,607	1,694,721
C&C Group P.L.C. (B011Y09)	722,396	3,058,938
DCC P.L.C.	308,989	7,590,288
Donegal Creameries P.L.C.	26,085	94,406
*Dragon Oil P.L.C.	1,347,570	8,980,953
*Elan Corp. P.L.C.	36,658	173,313
FBD Holdings P.L.C.	125,728	1,121,436
Fyffes P.L.C.	1,020,533	478,768
Glanbia P.L.C. (0066950)	700,613	3,001,606
Glanbia P.L.C. (4058629)	28,683	122,851
Grafton Group P.L.C.	316,193	1,189,758
Greencore Group P.L.C.	615,927	1,070,299
IFG Group P.L.C.	337,495	506,359
*Independent News & Media P.L.C. (B59HWB1)	205,552	191,459
*Independent News & Media P.L.C. (B5TR5N4)	318,060	297,167
Irish Continental Group P.L.C.	91,000	1,790,723

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
IRELAND — (Continued)
*Irish Life & Permanent Group Holdings P.L.C.	117,549	$267,461
*Kenmare Resources P.L.C.	4,136,548	834,760
*Kingspan Group P.L.C. (0492793)	351,640	2,463,152
*Kingspan Group P.L.C. (4491235)	19,662	137,769
*McInerney Holdings P.L.C.	697,135	45,310
Paddy Power P.L.C.	180,573	6,557,262
*Providence Resources P.L.C.	62,580	155,763
*Smurfit Kappa Group P.L.C.	419,708	4,325,179
Total Produce P.L.C.	871,395	408,252
United Drug P.L.C.	820,214	2,602,211
*Waterford Wedgwood P.L.C.	7,869,750	—

TOTAL IRELAND		52,101,682

ISRAEL — (2.1%)
*Africa-Israel Investments, Ltd.	48,888	222,816
*Alon Holdings Blue Square, Ltd.	44,048	481,040
*AL-ROV Israel, Ltd.	7,951	205,231
*Alvarion, Ltd.	143,312	305,682
*AudioCodes, Ltd.	103,436	294,189
*Biocell, Ltd.	12,998	164,619
*BioLine RX, Ltd.	373,372	331,886
*Clal Biotechnology Industries, Ltd.	120,804	589,543
Clal Industries & Investments, Ltd.	255,125	1,561,337
*Clal Insurance Enterprise Holdings, Ltd.	74,590	1,460,773
*Compugen, Ltd.	19,609	83,223
Delek Automotive Systems, Ltd.	102,954	1,152,109
Delta-Galil Industries, Ltd.	4,662	31,934
*El Al Israel Airlines, Ltd.	175,602	42,236
*Elbit Medical Imaging, Ltd.	53,265	705,421
*Electra (Israel), Ltd.	4,633	447,265
*Elron Electronic Industries, Ltd.	57,768	336,041
*Evogene, Ltd.	27,084	102,952
*EZchip Semiconductor, Ltd.	7,573	159,970
*First International Bank of Israel, Ltd. (6123804)	84,679	274,133
*First International Bank of Israel, Ltd. (6123815)	66,096	1,069,722
*FMS Enterprises Migun, Ltd.	10,300	283,164
*Formula Systems, Ltd.	21,026	266,669
*Frutarom Industries, Ltd.	139,940	1,131,354
*Fundtech, Ltd.	887	10,678
*Gilat Satellite Networks, Ltd.	7,614	39,536
*Given Imaging, Ltd.	14,629	239,387
*Golf & Co., Ltd.	46,062	272,439
Granite Hacarmel Investments, Ltd.	135,991	284,403
*Hadera Paper, Ltd.	8,920	625,690
Harel Insurance Investments & Finances, Ltd.	31,662	1,458,774
*Hot Telecommunications Systems, Ltd.	80,968	737,650
*Israel Discount Bank, Ltd.	265,316	483,792
*Ituran Location & Control, Ltd.	63,838	886,487
*Jerusalem Oil Exploration, Ltd.	12,730	204,532
*Kamada, Ltd.	77,239	414,478
*Maabarot Products, Ltd.	15,855	240,078
Makhteshim-Agan Industries, Ltd.	407,704	1,429,442
Matrix IT, Ltd.	84,836	446,065
*Mellanox Technologies, Ltd.	16,726	279,682
*Menorah Mivtachim Holdings, Ltd.	92,857	1,037,473
*Migdal Insurance & Financial Holdings, Ltd.	934,324	1,584,676
*Mizrahi Tefahot Bank, Ltd.	196,548	1,617,842
*Naphtha Israel Petroleum Corp., Ltd.	86,388	330,716
*Neto M.E. Holdings, Ltd.	5,411	206,699
*NetVision, Ltd.	23,351	236,815
*NICE Systems, Ltd.	12,437	356,994

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*NICE Systems, Ltd. Sponsored ADR	119,492	$3,425,836
*Oil Refineries, Ltd.	2,461,778	1,155,856
*Orckit Communications, Ltd.	38,290	102,144
*Ormat Industries, Ltd.	268,234	2,036,289
Osem Investment, Ltd.	59,764	911,364
*Paz Oil Co., Ltd.	7,931	1,116,035
*Phoenix Holdings, Ltd. (The)	163,807	397,068
Plasson	1,155	25,419
*RADVision, Ltd.	14,796	102,871
*Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	21,654	504,258
*Retalix, Ltd.	58,978	748,663
Scailex Corp, Ltd.	23,057	341,615
Shikun & Binui, Ltd.	730,636	1,433,912
*Space Communication, Ltd.	5,403	100,369
*Strauss Group, Ltd.	91,969	1,335,964
*Suny Electronic, Ltd.	25,086	218,059
Super-Sol, Ltd. Series B	270,478	1,598,161
*Tower Semiconductor, Ltd.	835,281	1,205,790
*Union Bank of Israel, Ltd.	96,327	410,819

TOTAL ISRAEL		42,298,129

ITALY — (7.3%)
*A.S. Roma SpA	293,436	359,764
#*ACEA SpA	205,767	2,364,116
Acegas-APS SpA	110,973	599,391
*Acotel Group SpA	810	52,738
Actelios SpA	58,406	214,282
#*Aedes SpA	547,174	146,451
Aeroporto de Firenze SpA	17,399	281,384
#Alerion Cleanpower SpA	457,276	353,052
Amplifon SpA	157,292	770,381
Ansaldo STS SpA	209,641	2,738,748
#*Arnoldo Mondadori Editore SpA	361,989	1,190,520
Ascopiave SpA	7,083	14,220
Astaldi SpA	216,415	1,295,915
*Autogrill SpA	231,260	2,860,865
Azimut Holding SpA	431,543	4,317,281
Banca Finnat Euramerica SpA	685,945	467,761
Banca Generali SpA	93,951	1,044,905
#Banca Ifis SpA	94,687	630,001
*Banca Intermobiliare SpA	53,708	291,485
Banca Piccolo Credito Valtellinese Scarl	478,970	2,389,653
#Banca Popolare dell’Emilia Romagna Scrl	265,102	3,276,685
*Banca Popolare dell’Etruria e del Lazio Scarl	1,190	5,078
Banca Popolare di Milano Scarl	1,092,906	5,781,284
#*Banca Popolare di Sondrio Scarl	529,580	4,756,436
*Banca Profilo SpA	312,304	206,815
Banco di Desio e della Brianza SpA	232,296	1,142,159
BasicNet SpA	40,671	143,004
#Beghelli SpA	427,981	364,555
Benetton Group SpA	209,290	1,466,408
#*Biesse SpA	54,004	373,386
#*Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	403,567
Brembo SpA	141,075	959,305
Bulgari SpA	395,239	3,096,910
*Buongiorno SpA	189,704	239,612
#Buzzi Unicem SpA	195,177	2,129,187
*C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	2,705,025
*Cairo Communication SpA	2,303	7,632
Caltagirone Editore SpA	6,045	14,633
Caltagirone SpA	246,310	667,784

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
*Cam Finanziaria SpA	36,527	$15,196
*Carraro SpA	113,633	343,845
Cembre SpA	40,330	254,843
Cementir Holding SpA	260,106	789,609
Class Editore SpA	165,655	104,232
Credito Artigiano SpA	361,183	678,264
Credito Bergamasco SpA	132,655	3,839,324
Credito Emiliano SpA	233,834	1,489,978
CSP International Fashion Group SpA	13,481	17,108
*Dada SpA	6,181	35,057
*d’Amico International Shipping SA	102,113	141,282
Danieli & Co. SpA	54,740	1,056,170
Davide Campari - Milano SpA	914,018	4,808,209
De Longhi SpA	305,654	1,488,312
*DeA Capital SpA	14,268	22,047
DiaSorin SpA	45,014	1,665,378
*Digital Multimedia Technologies SpA	25,828	436,555
#*EEMS Italia SpA	90,607	175,243
*Elica SpA	44,844	95,429
Emak SpA	57,399	312,300
Engineering Ingegneria Informatica SpA	5,313	138,870
#*ERG Renew SpA	191,121	198,835
#ERG SpA	206,352	2,689,769
#*ErgyCapital SpA	5,992	4,118
Esprinet SpA	78,870	745,812
#*Eurotech SpA	72,555	192,135
*Fastweb SpA	35,779	547,799
#*Fiera Milano SpA	37,863	202,617
Fondiaria - SAI SpA	172,525	1,842,675
Gas Plus SpA	975	6,523
*Gefran SpA	31,849	98,706
*Gemina SpA	1,416,752	912,283
Geox SpA	149,354	836,403
Granitifiandre SpA	79,737	306,207
#*Gruppo Ceramiche Ricchetti SpA	127,131	48,499
*Gruppo Coin SpA	92,474	709,194
*Gruppo Editoriale L’Espresso SpA	639,121	1,332,134
Hera SpA	1,720,734	3,265,528
*I Grandi Viaggi SpA	98,547	111,025
#Immsi SpA	696,806	725,956
#*Impregilo SpA	1,180,326	3,138,353
#Indesit Co. SpA	177,464	2,106,632
Industria Macchine Automatiche SpA	58,626	1,054,618
Industria Romagnola Conduttori Elettrici SpA	43,452	76,967
*Intek SpA	247,971	150,563
#*Interpump Group SpA	241,525	1,303,114
Iren SpA	1,343,807	2,144,616
*Isagro SpA	10,591	38,036
#Italcementi SpA	186,801	1,529,417
Italmobiliare SpA	23,493	775,019
*KME Group SpA	476,414	173,744
#Landi Renzo SpA	143,114	650,571
#Lottomatica SpA	164,158	2,429,595
Maire Tecnimont SpA	575,375	2,146,738
#*Marcolin SpA	18,524	68,828
#*Mariella Burani SpA	32,721	107,561
MARR SpA	127,201	1,095,831
#Mediolanum SpA	549,415	2,421,843
Milano Assicurazioni SpA	667,272	1,295,351
*Monrif SpA	315,834	179,164
*Montefibre SpA	172,887	38,102

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (Continued)
Nice SpA	18,200	$71,169
*Pagnossin SpA	9,000	—
*PanariaGroup Industrie Ceramiche SpA	42,000	95,649
#Piaggio & C. SpA	353,619	1,006,857
*Pininfarina SpA	82,321	174,977
*Pirelli & Co. Real Estate SpA	580,370	277,018
Pirelli & Co. SpA	782,291	5,466,605
*Premafin Finanziaria SpA	961,257	1,101,915
Prysmian SpA	426,465	7,207,718
Recordati SpA	390,377	2,930,004
Reply SpA	3,813	75,167
*Retelit SpA	15,691	7,119
*Richard-Ginori 1735 SpA	140,800	9,169
Sabaf SpA	22,649	505,321
*SAES Getters SpA	30,068	221,403
#*Safilo Group SpA	89,006	967,256
#*Saras SpA	1,207,744	2,331,476
Screen Service Broadcasting Technologies SpA	152,715	122,569
#*Seat Pagine Gialle SpA	2,271,495	407,203
*Snai SpA	145,545	571,244
Societa Iniziative Autostradali e Servizi SpA	161,850	1,547,743
#Societe Cattolica di Assicurazoni Scrl SpA	166,478	4,442,090
*Sogefi SpA	173,096	466,300
Sol SpA	166,511	1,049,924
*Sorin SpA	1,079,611	2,097,127
#*Stefanel SpA	112,528	94,652
*Telecom Italia Media SpA	24,566	6,069
#*Tiscali SpA	3,437,478	496,758
Tod’s SpA	45,421	3,456,453
Trevi Finanziaria SpA	124,598	1,997,969
*Uni Land SpA	51,835	42,676
#Unipol Gruppo Finanziario SpA	1,892,114	1,427,061
Vianini Industria SpA	59,070	106,262
Vianini Lavori SpA	175,180	978,418
*Vincenzo Zucchi SpA	17,590	12,162
Vittoria Assicurazioni SpA	121,346	583,792
Zignago Vetro SpA	11,414	64,768

TOTAL ITALY		148,150,573

NETHERLANDS — (4.8%)
Aalberts Industries NV	355,012	5,297,118
Accell Group NV	36,396	1,637,560
*AFC Ajax NV	18,134	151,463
*AMG Advanced Metallurgical Group NV	38,478	354,334
#Amsterdam Commodities NV	58,056	608,537
#Arcadis NV	180,820	3,503,965
#*ASM International NV	196,173	4,986,690
*Atag Group NV	4,630	1,750
#B, Inc. Bank NV	79,487	1,114,992
Batenburg Beheer NV	10,306	258,008
#*BE Semiconductor Industries NV	34,390	195,844
Beter Bed Holding NV	67,391	1,501,721
Brunel International NV	49,814	1,575,705
Crown Van Gelder NV	18,307	162,193
#*Crucell NV	230,971	4,443,573
#*Crucell NV ADR	45,768	886,526
*CSM NV	162,101	4,703,171
DOCdata NV	22,463	252,412
*Draka Holding NV	54,699	832,840
Exact Holding NV	58,417	1,358,191
Fornix Biosciences NV	29,890	176,803

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NETHERLANDS — (Continued)
Fugro NV	47,608	$2,514,313
#*Gamma Holding NV	2,547	77,225
Grontmij NV	74,782	1,436,671
*Heijmans NV	3,797	60,200
Hunter Douglas NV	21	806
#Imtech NV	240,919	6,719,850
#*InnoConcepts NV	237,971	67,028
#*Kardan NV	41,073	174,721
KAS Bank NV	47,193	725,696
*Kendrion NV	39,829	511,526
Koninklijke Bam Groep NV	712,629	3,445,866
Koninklijke Boskalis Westminster NV	64,408	2,660,272
Koninklijke Ten Cate NV	98,297	2,625,433
Koninklijke Vopak NV	112,595	4,575,239
*Koninklijke Wessanen NV	17,106	64,098
#Macintosh Retail Group NV	45,424	888,056
#Mediq NV	208,313	3,848,555
Nederlandsche Apparatenfabriek NV	28,810	642,586
#Nutreco NV	136,273	8,235,191
*Ordina NV	150,761	618,686
*Punch Graphix NV	49,509	143,862
#*Qurius NV	335,655	114,067
*Randstad Holdings NV	1,639	73,601
*Roto Smeets Group NV	12,418	182,118
Royal Reesink NV	2,050	155,873
SBM Offshore NV	443,943	7,009,174
Sligro Food Group NV	92,887	2,638,568
*SNS Reaal Groep NV	263,605	1,450,442
*Stern Groep NV	1,258	30,182
Telegraaf Media Groep NV	163,704	3,092,254
*Textielgroep Twenthe NV	1,000	3,258
TKH Group NV	98,188	1,945,048
#*TomTom NV	270,763	1,630,889
Unit 4 NV	74,403	1,636,289
#*USG People NV	203,344	3,122,763
#*Van der Moolen Holding NV	117,201	3,068
*Wavin NV	87,894	1,261,885

TOTAL NETHERLANDS		98,388,755

NORWAY — (2.7%)
ABG Sundal Collier Holding ASA	104,628	112,213
#*Acta Holding ASA	230,000	78,739
#Aker ASA	6,773	130,723
Aker Kvaerner ASA	10,241	132,540
#*Aktiv Kapital ASA	78,617	519,404
Arendals Fosse Kompani ASA	100	26,761
Atea ASA	222,782	1,559,661
#Austevoll Seafood ASA	61,542	381,152
#*Blom ASA	80,567	76,888
#Bonheur ASA	50,200	1,087,675
#*BW Offshore, Ltd. ASA	193,487	270,393
*BWG Homes ASA	45,882	120,915
*Camillo Eitze & Co. ASA	58,200	107,766
Cermaq ASA	201,540	1,845,363
#Copeinca ASA	42,440	288,498
#*Deep Sea Supply P.L.C.	169,020	281,201
#*Det Norske Oljeselskap ASA (B15GGN4)	3,050,200	4,174,096
#*Det Norske Oljeselskap ASA (B1L95G3)	40,397	155,737
*Dockwise, Ltd. ASA	15,061	376,059
#*DOF ASA	117,912	852,955
#*EDB Business Partner ASA	164,034	415,736

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
NORWAY — (Continued)
#*Eitzen Chemical ASA	284,241	$67,518
#Ekornes ASA	109,590	2,346,839
*Electromagnetic GeoServices ASA	57,765	63,347
*Eltek ASA	28,000	15,195
#Farstad Shipping ASA	59,440	1,515,210
Ganger Rolf ASA	52,803	1,080,886
Golar LNG, Ltd. ASA	16,969	185,321
#Golden Ocean Group, Ltd. ASA	676,060	1,008,059
Grieg Seafood ASA	49,735	142,035
#*Havila Shipping ASA	22,400	250,825
*IOT Holdings ASA	75,603	1,618
*Kongsberg Automotive ASA	465,061	301,013
Kongsberg Gruppen ASA	113,303	2,255,391
*Kverneland Group ASA	258,080	159,016
#Leroy Seafood Group ASA	21,072	432,876
Marine Harvest ASA	580,120	436,036
#Nordic Semiconductor ASA	248,531	1,116,194
#*Norse Energy Corp. ASA	1,225,381	342,631
#*Norske Skogindustrier ASA Series A	320,620	392,005
#*Norwegian Air Shuttle ASA	49,007	819,414
*Norwegian Energy Co. ASA	364,542	815,646
*Odfjell ASA Series A	92,300	647,523
Olav Thon Eiendomsselskap ASA	12,960	1,600,524
#Opera Software ASA	140,795	545,835
#*Panoro Energy ASA	122,537	121,015
*PCI Biotech AS	3,357	32,973
*Petroleum Geo-Services ASA	124,649	1,115,555
*Petrolia Drilling ASA	728,609	211,376
Photocure ASA	33,562	216,549
#*Pronova BioPharma ASA	373,129	914,574
Prosafe ASA	455,586	2,111,176
*Prosafe Production Public, Ltd. ASA	283,589	587,542
#*Q-Free ASA	80,000	239,901
Rieber & Son ASA Series A	106,654	705,958
Salmar ASA	5,309	45,674
#Scana Industrier ASA	299,618	385,036
Schibsted ASA	36,825	822,813
*Seabird Exploration, Ltd. ASA	106,000	47,469
#*Sevan Marine ASA	1,003,210	1,017,084
#*Siem Offshore, Inc. ASA	87,050	135,888
Solstad Offshore ASA	57,000	1,129,976
*Songa Offshore SE	195,255	610,694
SpareBanken 1 SMN	178,812	1,328,808
*Storebrand ASA	62,936	371,643
*Subsea 7, Inc. P.L.C.	84,896	1,444,297
#TGS Nopec Geophysical Co. ASA	404,241	5,351,453
#Tomra Systems ASA	587,328	2,876,853
*TTS Marine ASA	41,000	41,138
#Veidekke ASA	310,230	2,047,903
Wilh Wilhelmsen Holding ASA	60,550	1,106,631

TOTAL NORWAY		54,555,411

PORTUGAL — (1.0%)
#*Altri SGPS SA	94,568	485,574
#Banco BPI SA	716,137	1,586,877
Banif SGPS SA	193,177	219,058
*Corticeira Amorim SGPS SA	223,729	255,249
Finibanco Holdings SGPS SA	291,186	554,043
#Ibersol SGPS SA	20,401	203,826
#*Impresa SGPS SA	369,303	783,923
#*Investimentos Participacoes e Gestao SA	319,480	199,544

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
PORTUGAL — (Continued)
Jeronimo Martins SGPS SA	208,137	$2,273,655
#Mota-Engil SGPS SA	341,524	962,445
Novabase SGPS SA	65,729	280,753
*ParaRede SGPS SA	94,525	70,181
#Portucel-Empresa Produtora de Pasta de Papel SA	806,718	2,314,387
Redes Energeticas Nacionais SA	366,486	1,257,856
*Sag Gest - Solucoes Automovel Globais SGPS SA	251,556	330,360
Sociedade de Investimento e Gestao SGPS SA	256,388	2,534,839
*Sonae Industria SGPS SA	264,159	807,097
#Sonae SGPS SA	1,188,232	1,248,918
#*Sonaecom SGPS SA	453,482	882,551
*Sumol + Compal SA	67,967	108,770
#*Teixeira Duarte Engenharia e Construcoes SA	734,737	946,967
Toyota Caetano Portugal SA	53,308	250,086
#Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	375,475	1,560,195

TOTAL PORTUGAL		20,117,154

SPAIN — (4.9%)
#Abengoa SA	134,166	3,522,402
Adolfo Dominguez SA	20,351	291,883
Almirall SA	144,031	1,363,844
#Amper SA	88,114	520,962
#Antena 3 de Television SA	240,050	1,746,593
*Azkoyen SA	70,532	190,230
#*Banco de Valencia SA	217,170	1,303,112
Banco Guipuzcoano SA	339,914	2,182,393
#Banco Pastor SA	291,093	1,527,351
*Baron de Ley SA	13,910	648,215
#Bolsas y Mercados Espanoles SA	190,821	4,923,794
Caja de Ahorros del Mediterraneo SA	54,277	432,072
#*Campofrio Food Group SA	95,179	903,214
Cementos Portland Valderrivas SA	42,135	708,405
*Cie Automotive SA	16,422	73,108
*Codere SA	36,796	332,926
Compania Vinicola del Norte de Espana SA	16,119	298,933
Construcciones y Auxiliar de Ferrocarriles SA	7,518	3,382,396
#*Corporacion Dermoestetica SA	30,628	88,273
#*Dinamia SA	10,321	120,612
Duro Felguera SA	172,631	1,845,927
Ebro Foods SA	312,280	5,446,943
Elecnor SA	198,254	2,561,638
#*Ercros SA	226,105	235,144
Faes Farma SA	493,348	1,683,886
#Fluidra SA	36,768	123,341
*Gamesa Corp. Tecnologica SA	311,838	2,717,780
#*General de Alquiler de Maquinaria SA	32,241	72,725
#*Gestevision Telec, Inc. SA	255,482	2,927,241
#*Grifols SA	318,429	3,547,118
Grupo Catalana Occidente SA	160,495	3,007,680
*Grupo Empresarial Ence SA	528,684	1,806,419
#*Grupo Ezentis SA	555,254	341,287
*Grupo Tavex SA	244,131	145,758
*Iberia Lineas Aereas de Espana SA	1,381,661	4,690,048
Iberpapel Gestion SA	25,850	384,416
#*Indra Sistemas SA	289,323	4,719,258
Inmobiliaria del Sur SA	2,902	56,688
#*Jazztel P.L.C.	618,918	2,249,734
*La Seda de Barcelona SA	1,722,154	264,642
*La Seda de Barcelona SA I-10	9,206,192	1,415,654
Laboratorios Farmaceuticos Rovi SA	18,975	105,173
Miquel y Costas & Miquel SA	26,111	557,799

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SPAIN — (Continued)
#*Natra SA	109,456	$295,715
*Natraceutical SA	645,689	336,881
#*NH Hoteles SA	421,083	1,705,114
*Nicolas Correa SA	26,994	48,510
#*NYESA Valores Corp SA	11,453	14,861
#Obrascon Huarte Lain SA	130,017	3,391,365
#*Papeles y Cartones de Europa SA	209,482	879,790
Pescanova SA	36,768	966,399
Prim SA	39,424	327,958
#*Promotora de Informaciones SA	303,496	865,932
Prosegur Cia de Seguridad SA	87,574	4,304,473
*Realia Business SA	154,960	293,494
#*Renta Corp Real Estate SA	20,828	49,745
#*Reyal Urbis SA	24,393	58,339
*Service Point Solutions SA	553,372	403,166
#*Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	337,094
#Sol Melia SA	206,682	1,725,124
*Solaria Energia y Medio Ambiente SA	59,008	121,878
#*SOS Corp Alimentaria SA	294,272	659,154
*Tecnicas Reunidas SA	77,864	4,029,243
*Telecomunicaciones y Energia SA	146,125	538,239
#Tubacex SA	427,191	1,431,082
Tubos Reunidos SA	416,951	1,054,421
Unipapel SA	47,385	641,200
#*Vertice Trescientos Sesenta Grados SA	57,183	17,898
#Vidrala SA	64,706	1,577,321
#Viscofan SA	183,430	5,311,478
#*Vocento SA	196,477	1,008,475
*Vueling Airlines SA	3,296	41,720
#*Zeltia SA	567,669	2,486,286

TOTAL SPAIN		100,389,372

SWEDEN — (6.4%)
Aarhuskarlshamn AB	59,048	1,248,302
Acando AB	160,086	263,368
#*Active Biotech AB	104,812	1,542,930
Addtech AB Series B	59,000	1,180,420
AF AB	94,400	1,308,967
#*Anoto Group AB	43,594	22,775
Aros Quality Group AB	41,400	272,487
Atrium Ljungberg AB Series B	15,200	135,682
Avanza Bank Holding AB	28,250	957,963
Axfood AB	89,350	2,548,049
#Axis Communications AB	174,894	2,118,934
#B&B Tools AB	77,850	1,133,277
#*BE Group AB	38,662	228,105
Beiger Electronics AB	14,700	281,352
#Beijer Alma AB	57,200	861,598
*Bergs Timber AB Series B	17,000	63,075
*Betsson AB	58,054	746,625
Bilia AB Series A	113,425	1,711,071
Billerud AB	326,600	2,112,998
*BioGaia AB Series B	38,000	436,534
*BioInvent International AB	89,001	383,959
Biotage AB	141,240	141,954
#Bjoern Borg AB	35,267	322,733
*Boliden AB	264,498	3,144,705
Bong Ljungdahl AB	24,800	88,415
*Boras Waefveri AB Series B	11,500	2,715
Bure Equity AB	113,386	416,072
Cantena AB	56,762	852,042

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Cardo AB	61,615	$1,801,857
Castellum AB	408,700	4,230,160
#Clas Ohlson AB Series B	71,332	1,102,413
*Cloetta AB	55,296	283,519
Concordia Maritime AB Series B	70,300	182,624
*Connecta AB	1,150	11,257
Consilium AB Series B	16,994	52,317
*CyberCom Group AB	3,506	10,294
#*Diamyd Medical AB	30,298	491,522
*DORO AB	1,200	3,456
Duni AB	36,311	291,574
*East Capital Explorer AB	43,501	462,042
#Elekta AB Series B	302,500	8,773,421
Enea Data AB Series B	56,200	332,654
#*Eniro AB	275,520	361,459
Fabege AB	391,400	2,736,280
Fagerhult AB	16,800	265,228
Fenix Outdoor AB	1,090	20,119
G & L Beijer AB Series B	27,400	781,230
*Gunnebo AB	106,800	450,685
#Hakon Invest AB	129,449	2,009,894
*Haldex AB	72,500	804,179
Heba Fastighets AB Series B	43,500	334,097
Hexagon AB	100,020	1,678,366
Hexpol AB	8,812	112,465
*HIQ International AB	123,289	542,264
HL Display AB Series B	57,600	390,978
Hoganas AB Series B	85,800	2,370,793
#Holmen AB	77,242	2,027,734
HQ AB	19,037	166,941
*Industrial & Financial Systems AB Series B	50,260	577,815
Indutrade AB	8,663	201,066
Intrum Justitia AB	180,322	2,072,148
JM AB	267,473	4,365,533
KappAhl AB	102,978	705,991
#*Karo Bio AB	225,274	207,438
Klovern AB	294,976	1,090,865
Know IT AB	22,287	171,956
Kungsleden AB	412,300	2,928,742
Lagercrantz Group AB Series B	64,300	316,883
Lammhults Design Group AB	19,547	112,732
#*LBI International AB	127,651	216,593
Lennart Wallenstam Byggnads AB Series B	120,400	2,327,880
*Lindab International AB	56,561	681,592
*Loomis AB	134,965	1,455,933
*Lundin Petroleum AB	516,242	2,870,021
#Meda AB Series A	581,240	4,661,392
*Medivir AB	44,650	730,107
#Mekonomen AB	33,690	786,456
#*Micronic Mydata AB	48,322	73,232
*Midelfart Sonesson AB Series B	1,733	3,946
Modern Times Group AB Series B	83,843	5,257,466
Munters AB	181,900	1,361,494
NCC AB Series B	216,320	3,828,520
*Net Entertainment NE AB	2,350	21,001
#*Net Insight AB	950,338	580,116
#New Wave Group AB Series B	92,632	434,879
NIBE Industrier AB	192,620	1,819,616
Niscayah Group AB	471,315	720,968
#*Nobia AB	421,100	2,472,903
Nolato AB Series B	66,440	731,972

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWEDEN — (Continued)
Nordnet AB	85,344	$337,879
OEM International AB Series B	44,400	275,447
#*Opcon AB	11,134	43,313
ORC Software AB	37,739	686,086
#*Orexo AB	35,543	204,992
Oriflame Cosmetics SA	44,614	2,668,065
*Pa Resources AB	541,510	398,126
#*Partnertech AB	28,800	102,383
Peab AB Series B	429,215	2,620,839
Poolia AB Series B	33,150	149,841
*Pricer AB Series B	1,711,500	163,486
ProAct IT Group AB	29,000	373,105
*Proffice AB	215,400	687,423
*Profilgruppen AB	13,582	86,812
#Q-Med AB	154,800	1,391,042
RaySearch Laboratories AB	29,880	150,470
*Rederi AB Transatlantic	93,000	308,187
*Rezidor Hotel Group AB	195,275	997,181
*rnb Retail & Brands AB	250,484	232,154
Saab AB	86,569	1,125,309
#*SAS AB	258,449	937,224
*Scribona AB Series B	226,140	365,581
#*Seco Tools AB	47,780	628,290
*Sectra AB	15,998	73,690
#*Semcon AB	39,900	150,958
Sigma AB Series B	25,800	17,303
*Sintercast AB	11,800	94,337
#Skistar AB	92,100	1,552,311
*Studsvik AB	21,900	200,073
SWECO AB Series B	183,300	1,268,591
#*Swedish Orphan Biovitrum AB	231,146	1,186,067
*TradeDoubler AB	6,627	26,124
Trelleborg AB Series B	878,565	6,403,427
Uniflex AB Series B	3,630	67,556
VBG AB Series B	1,084	13,481
Vitrolife AB	41,500	196,317
Wihlborgs Fastigheter AB	63,858	1,432,303

TOTAL SWEDEN		129,011,958

SWITZERLAND — (12.6%)
Acino Holding AG	8,398	772,217
*Addex Pharmaceuticals, Ltd.	1,491	13,259
Advanced Digital Broadcast Holdings SA	730	20,415
*Affichage Holding SA	5,703	712,600
*AFG Arbonia-Forster Holding AG	18,797	429,942
Allreal Holding AG	26,874	3,151,879
Also Holding AG	16,195	730,420
Aryzta AG	265,691	10,854,528
*Ascom Holding AG	160,822	1,637,140
Bachem Holdings AG	24,136	1,477,064
Bank Coop AG	30,796	2,070,746
Bank Sarasin & Cie AG Series B	173,522	6,436,496
Banque Cantonale de Geneve SA	4,021	798,617
Banque Cantonale du Jura SA	4,500	245,718
Banque Cantonale Vaudoise AG	8,999	4,012,571
Banque Privee Edmond de Rothschild SA	157	3,401,906
Barry Callebaut AG	5,076	3,206,897
Basellandschaftliche Kantonalbank AG	582	704,118
*Basilea Pharmaceutica AG	6,293	344,413
Basler Kantonalbank AG	3,114	418,499
Belimo Holdings AG	1,830	2,158,449

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)
Bell Holding AG	47	$74,362
Bellevue Group AG	26,524	891,109
Berner Kantonalbank AG	23,122	5,294,997
BKW FMB Energie AG	5,431	375,507
*Bobst Group AG	35,619	1,350,953
Bossard Holding AG	8,222	691,758
Bucher Industries AG	31,723	3,805,431
Burckhardt Compression Holding AG	2,572	494,236
Calida Holding AG	396	191,216
Carlo Gavazzi Holding AG	1,065	173,390
Centralschweizerische Kraftwerke AG	133	42,508
*Cham Paper Holding AG	490	101,203
Charles Voegele Holding AG	28,617	1,185,315
*Cicor Technologies, Ltd.	489	15,037
Cie Financiere Tradition SA	5,511	558,069
*Clariant AG	877,755	11,637,953
Coltene Holding AG	12,876	716,853
Conzzeta AG	1,375	2,357,128
*Cytos Biotechnology AG	3,034	43,593
Daetwyler Holding AG	26,077	1,699,305
Datacolor AG	458	132,099
#*Dufry AG	37,127	3,032,634
Edipresse SA	1,527	366,345
#EFG International AG	127,709	1,509,535
#EGL AG	3,062	2,199,577
*ELMA Electronic AG	472	191,722
Emmi AG	13,244	2,031,132
EMS-Chemie Holding AG	26,344	4,097,150
Energiedienst Holding AG	71,249	3,556,516
*Feintol International Holding AG	1,601	497,753
Flughafen Zuerich AG	13,115	4,299,361
Forbo Holding AG	5,817	2,786,491
#Galenica Holding AG	16,166	6,493,331
*GAM Holdings, Ltd. AG	395,250	4,647,972
*George Fisher AG	13,267	5,239,301
Gurit Holding AG	1,288	656,292
Helvetia Holding AG	14,171	4,392,794
Implenia AG	48,118	1,336,538
*Interroll-Holding SA	2,404	669,180
Intershop Holding AG	3,345	931,370
Kaba Holding AG	10,510	3,011,143
*Kardex AG	17,464	486,051
*Komax Holding AG	8,744	755,055
Kudelski SA	107,324	3,165,751
Kuoni Reisen Holding AG	12,374	3,852,655
Lem Holdings SA	3,546	1,156,534
Liechtensteinische Landesbank AG	1,903	128,325
#*LifeWatch AG	55,532	625,791
#*Logitech International SA	394,849	6,211,705
*Lonza Group AG	22,188	1,725,398
Luzerner Kantonalbank AG	17,399	5,111,794
Metall Zug AG	202	548,794
*Meyer Burger Technology AG	93,068	2,512,278
*Micronas Semiconductor Holding AG	68,096	307,083
Mobilezone Holding AG	112,258	1,018,463
*Mobimo Holding AG	3,150	575,962
Nobel Biocare Holding AG	305,802	5,152,163
*OC Oerlikon Corp AG	145,404	600,825
*Orascom Development Holding AG	1,691	97,339
Orell Fuessli Holding AG	4,930	657,620
*Panalpina Welttransport Holding AG	36,643	3,306,214

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
SWITZERLAND — (Continued)

*Parco Industriale e Immobiliare SA	600	$2,016
Partners Group Holding AG	25,837	3,646,440
Petroplus Holdings AG	244,611	3,793,820
Phoenix Mecano AG	2,953	1,700,362
PSP Swiss Property AG	141,111	9,313,990
*PubliGroupe SA	702	71,952
*Rieters Holdings AG	15,236	4,692,911
Romande Energie Holding SA	2,714	4,116,468
*Schaffner Holding AG	1,830	351,373
*Schmolz + Bickenbach AG	581	17,130
Schulthess Group AG	14,148	449,833
Schweiter Technologies AG	3,994	2,192,937
Schweizerische National-Versicherungs-Gesellschaft AG	38,566	1,008,529
*Siegfried Holding AG	8,312	717,368
Sika AG	3,653	6,880,229
Societa Elettrica Sopracenerina SA	2,340	521,594
#St. Galler Kantonalbank AG	8,951	4,147,459
Straumann Holding AG	8,595	1,884,364
Sulzer AG	64,623	6,704,314
Swiss Life Holding AG	37,418	3,931,862
Swiss Prime Site AG	53,777	3,372,479
Swisslog Holding AG	775,803	565,990
*Swissmetal Holding AG	13,504	103,816
Swissquote Group Holding SA	40,025	1,668,123
Tamedia AG	14,878	1,140,237
Tecan Group AG	39,557	2,486,483
#*Temenos Group AG	152,049	3,899,398
*Tornos SA	38,028	298,903
*U-Blox AG	728	28,516
Valartis Group AG	936	24,011
#Valiant Holding AG	33,562	6,526,582
Valora Holding AG	10,995	2,781,457
Vaudoise Assurances Holding SA	3,140	641,120
Verwaltungs und Privat-Bank AG	3,339	434,109
Villars Holding SA	150	77,470
#Von Roll Holding AG	54,272	282,279
#Vontobel Holdings AG	94,743	2,832,705
VZ Holding AG	266	21,761
Walliser Kantonalbank AG	1,416	937,662
WMH Walter Meier Holding AG	4,738	590,870
#Ypsomed Holdings AG	5,531	301,047
Zehnder Group AG	764	1,158,497
*Zueblin Immobilien Holding AG	76,620	294,232
Zuger Kantonalbank AG	611	2,803,118

TOTAL SWITZERLAND		254,787,669

TOTAL COMMON STOCKS		1,742,097,306

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
*Deceuninck NV STRIP VVPR	247,412	645
*Elia System Operator SA NV Rights 06/18/10	112,383	45,400
*RealDolmen NV STRIP VVPR	6,067	150
#*Tessenderlo Chemie NV STRIP VVPR	4,513	2,117
*Zenitel NV STRIP VVPR	8,654	11

TOTAL BELGIUM		48,323

FRANCE — (0.0%)
*Cybergun SA Series B Warrants 07/15/10	1,136	1
#*Establissements Maurel et Prom SA Warrants 06/30/14	305,061	51,680

TOTAL FRANCE		51,681

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
ITALY — (0.0%)
*Intek SpA Warrants 12/30/11	62,985	$2,848
*KME Group SpA Warrants 12/30/11	197,550	2,883
*Tiscali SpA Warrants 12/15/14	3,437,478	12,095

TOTAL ITALY		17,826

NORWAY — (0.0%)
*Norse Energy Corp. ASA Rights 07/02/11	1,225,381	—

TOTAL RIGHTS/WARRANTS		117,830

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $5,645,000 FNMA 3.901%(r), 02/25/39, valued at 2,973,172) to be repurchased at $2,928,046	$2,928	2,928,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	281,533,675	281,533,675
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $751,548) to be repurchased at $736,824	$737	736,812

TOTAL SECURITIES LENDING COLLATERAL		282,270,487

TOTAL INVESTMENTS — (100.0%) (Cost $1,920,484,918)##		$2,027,413,623

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$102,321	$50,363,810	—	$50,466,131
Belgium	229,600	72,921,513	—	73,151,113
Denmark	88,740	50,433,323	—	50,522,063
Finland	1,317,521	136,664,999	—	137,982,520
France	232,028	223,107,009	—	223,339,037
Germany	108,941	252,952,378	—	253,061,319
Greece	278,756	53,495,664	—	53,774,420
Ireland	634,531	51,467,151	—	52,101,682
Israel	3,425,836	38,872,293	—	42,298,129
Italy	—	148,150,573	—	148,150,573
Netherlands	886,526	97,502,229	—	98,388,755
Norway	121,015	54,434,396	—	54,555,411
Portugal	—	20,117,154	—	20,117,154
Spain	—	100,389,372	—	100,389,372
Sweden	—	129,011,958	—	129,011,958
Switzerland	77,470	254,710,199	—	254,787,669
Rights/Warrants
Belgium	46,206	2,117	—	48,323
France	51,681	—	—	51,681
Italy	17,826	—	—	17,826
Norway	—	—	—	—
Temporary Cash Investments	—	2,928,000	—	2,928,000
Securities Lending Collateral	—	282,270,487	—	282,270,487

TOTAL	$7,618,998	$2,019,794,625	—	$2,027,413,623

See accompanying Notes to Schedules of Investments.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (80.7%)
Consumer Discretionary — (9.4%)
*AlarmForce Industries, Inc.	4,310	$29,221
#Astral Media, Inc. Class A	186,347	6,601,583
*Azure Dynamics Corp.	361,423	116,015
#*Ballard Power Systems, Inc.	376,152	647,623
BMTC Group, Inc.	9,804	200,362
#*Coastal Contacts, Inc.	204,045	252,067
Cogeco Cable, Inc.	62,045	2,100,254
Corus Entertainment, Inc. Class B	278,300	5,254,417
Dorel Industries, Inc. Class B	107,500	3,635,791
easyhome, Ltd.	3,600	31,481
Forzani Group, Ltd. Class A	130,900	2,084,367
*Glacier Media, Inc.	137,300	313,851
Glentel, Inc.	21,900	351,491
#*Great Canadian Gaming Corp.	286,100	1,794,995
Groupe Aeroplan, Inc.	548,621	5,267,146
#*Imax Corp.	267,953	4,141,601
Indigo Books & Music, Inc.	100	1,445
#Le Chateau, Inc.	79,200	977,626
Leon’s Furniture, Ltd.	130,584	1,521,712
Linamar Corp.	179,780	3,361,093
#*Martinrea International, Inc.	239,010	1,918,032
#MDC Partners, Inc. Class A	71,000	882,622
*MEGA Brands, Inc.	409,659	165,370
#Quebecor, Inc. Class B	159,493	5,414,431
*Reitmans Canada, Ltd.	6,468	116,959
Reitmans Canada, Ltd. Class A	193,400	3,753,057
*RONA, Inc.	431,475	6,366,885
#Torstar Corp. Class B	193,954	1,939,446
TVA Group, Inc. Class B	7,000	81,027
Uni-Select, Inc.	56,056	1,525,652
#*Westport Innovations, Inc.	189,501	3,745,596

Total Consumer Discretionary		64,593,218

Consumer Staples — (2.0%)
#Alliance Grain Traders, Inc.	38,280	1,230,635
*Atrium Innovations, Inc.	145,836	2,346,313
#*BioExx Specialty Proteins, Ltd.	125,417	243,990
Canada Bread Co., Ltd.	14,021	654,645
*Coolbrands International, Inc.	10,430	12,580
Corby Distilleries, Ltd.	58,032	858,019
*Cott Corp.	486,800	2,916,870
*GLG Life Tech Corp.	20,670	157,832
Jean Coutu Group (PJC), Inc. Class A (The)	239,795	1,994,307
#Maple Leaf Foods, Inc.	254,000	2,275,512
#Premium Brands Holdings Corp.	25,805	328,822
*SunOpta, Inc.	187,529	946,720
*Sun-Rype Products, Ltd.	100	839

Total Consumer Staples		13,967,084

Energy — (16.1%)
*Advantage Oil & Gas, Ltd.	525,303	3,316,197
Akita Drilling, Ltd.	42,000	316,619
*Alter Nrg Corp.	14,390	20,716
*Anderson Energy, Ltd.	458,164	534,796
*Angle Energy, Inc.	182,566	1,347,868
#*Antrim Energy, Inc.	487,500	459,973
*Arsenal Energy, Inc.	386,450	300,725
#*Bankers Petroleum, Ltd.	729,392	5,328,276

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Bellatrix Exploration, Ltd.	269,100	$965,886
#*Birchcliff Energy, Ltd.	336,400	3,272,214
#*BlackPearl Resources, Inc.	858,069	2,612,476
#Bonterra Energy Corp.	5,900	210,852
Calfrac Well Services, Ltd.	107,264	2,472,795
*Calmena Energy Services, Inc.	79,771	48,109
*Calvalley Petroleum, Inc.	302,339	952,851
Canadian Energy Services & Technology Corp.	21,410	364,452
*Canyon Services Group, Inc.	1,606	7,733
*CE Franklin, Ltd.	20,400	125,212
*Celtic Exploration, Ltd.	245,200	3,002,838
#*Cequence Energy, Ltd.	34,396	76,283
*Chinook Energy, Inc.	92,783	203,968
*CIC Energy Corp.	29,965	42,264
#*Cinch Energy Corp.	111,769	171,777
#*Compton Petroleum Corp.	779,146	401,680
*Connacher Oil & Gas, Ltd.	1,370,426	1,986,221
*Corridor Resources, Inc.	348,780	1,977,907
*Crew Energy, Inc.	268,096	4,302,888
*Crocotta Energy, Inc.	49,690	82,168
#Daylight Energy, Ltd.	131,299	1,136,677
#*Delphi Energy Corp.	297,751	784,889
#*Denison Mines Corp.	942,269	1,438,998
Ensign Energy Services, Inc.	250,620	3,088,717
*Epsilon Energy, Ltd.	168,040	439,694
*Essential Energy Services, Ltd.	33,696	39,332
*Fairborne Energy, Ltd.	268,296	1,349,244
#*Flint Energy Services, Ltd.	139,000	1,769,865
#*Galleon Energy, Inc. Class A	279,437	1,041,042
#*Geomark Exploration, Ltd.	82,540	64,230
#*Ivanhoe Energy, Inc.	874,385	1,726,571
*Legacy Oil + Gas, Inc.	213,727	2,397,035
*Mega Uranium, Ltd.	635,600	315,312
#*MGM Energy Corp.	14,000	2,656
*Midway Energy, Ltd.	187,768	582,637
*Monterey Exploration, Ltd.	75,898	596,523
#Mullen Group, Ltd.	201,650	2,755,880
*North American Energy Partners, Inc.	31,226	302,525
Nuvista Energy, Ltd.	274,327	3,175,421
*Open Range Energy Corp.	71,142	96,189
#*OPTI Canada, Inc.	926,355	1,486,782
*Orleans Energy, Ltd.	180,380	470,229
#*Pace Oil & Gas, Ltd.	12,225	93,348
*Paramount Resources, Ltd. Class A	127,639	2,675,571
Pason Systems, Inc.	222,900	2,385,001
*Perpetual Energy, Inc.	8,700	42,567
#*Petrolifera Petroleum, Ltd.	186,038	106,768
#Petrominerales, Ltd.	93,623	2,651,916
*Precision Drilling Corp.	1,811	13,740
Progress Energy Resources Corp.	385,252	4,650,530
*ProspEx Resources, Ltd.	87,237	117,951
*Pulse Seismic, Inc.	156,524	210,110
#*Questerre Energy Corp.	700,260	2,091,142
*Rock Energy, Inc.	79,276	394,818
Savanna Energy Services Corp.	259,504	1,413,572
ShawCor, Ltd.	209,500	5,377,856
*SouthGobi Resources, Ltd.	64,923	825,391
*Storm Exploration, Inc.	135,100	1,800,370
*Strateco Resources, Inc.	142,143	82,959
*Terra Energy Corp.	82,490	113,137
Total Energy Services, Inc.	85,512	707,020

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Energy — (Continued)
*Transglobe Energy Corp.	199,240	$1,501,979
Trican Well Service, Ltd.	400,961	6,084,326
Trilogy Energy Corp.	163,290	1,620,114
#Trinidad Drilling, Ltd.	400,988	2,055,549
*Twin Butte Energy, Ltd.	199,067	251,726
#*UEX Corp.	608,088	526,432
#*Uranium One, Inc.	1,819,900	4,938,983
*Ur-Energy, Inc.	197,407	168,978
#*UTS Energy Corp.	1,651,190	5,701,789
*Vero Energy, Inc.	142,410	935,040
*Winstar Resources, Ltd.	13,680	45,509
*Xtreme Coil Drilling Corp.	86,700	231,920
*ZCL Composite, Inc.	90,700	310,553

Total Energy		110,092,857

Financials — (5.9%)
#AGF Management, Ltd. Class B	330,879	4,805,237
Canaccord Capital, Inc.	231,510	2,191,131
#Canadian Western Bank	226,200	5,714,133
Clairvest Group, Inc.	1,900	22,899
DundeeWealth, Inc.	178,553	2,405,485
*EGI Financial Holdings, Inc.	14,650	128,253
E-L Financial Corp., Ltd.	18	7,966
Equitable Group, Inc.	49,261	975,110
*FirstService Corp.	97,670	2,153,766
*Genesis Land Development Corp.	68,751	248,776
Gluskin Shef & Associates, Inc.	40,000	684,403
#GMP Capital, Inc.	101,759	947,263
Guardian Capital Group, Ltd.	1,532	12,249
Home Capital Group, Inc.	113,700	5,079,754
Industrial Alliance Insurance & Financial Services, Inc.	77,092	2,446,877
#*Kingsway Financial Services, Inc.	228,813	427,334
Laurentian Bank of Canada	92,400	4,134,429
*Pacific and Western Credit Corp.	9,000	26,351
Parkbridge Lifestyles Communities, Inc.	88,942	449,014
*Quest Capital Corp.	739,434	1,179,584
Rentcash, Inc.	33,670	533,847
Sceptre Invesment Counsel, Ltd.	36,300	233,043
Sprott, Inc.	1,900	6,284
#TMX Group, Inc.	188,774	5,231,430
*Westaim Corp.	145,481	76,416
Western Financial Group, Inc.	184,024	381,276

Total Financials		40,502,310

Health Care — (3.9%)
#*AEterna Zentaris, Inc.	151,600	165,159
*Angiotech Pharmaceuticals, Inc.	61,300	35,776
#Biovail Corp.	329,038	7,185,354
#*Burcon NutraScience Corp.	35,543	258,262
*Cangene Corp.	163,800	565,624
*Cardiome Pharma Corp.	298,200	2,442,336
#*Helix BioPharma Corp.	11,153	26,037
*Imris, Inc.	18,865	82,576
#*Labopharm, Inc.	282,600	329,867
#*MDS, Inc.	464,108	4,383,531
*Noveko International, Inc.	9,300	6,966
*Nuvo Research, Inc.	410,600	67,897
#*Oncolytics Biotech, Inc.	123,794	379,311
#*Paladin Labs, Inc.	47,500	1,108,896
*Patheon, Inc.	3,100	7,689
*ProMetic Life Sciences, Inc.	861,300	79,591

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Health Care — (Continued)
*QLT, Inc.	226,048	$1,292,897
#*Resverlogix Corp.	95,720	253,255
*SXC Health Solutions Corp.	85,159	5,834,930
*Tekmira Pharmaceuticals Corp.	5,700	8,982
#*Theratechnologies, Inc.	288,200	1,351,222
*Transition Therapeutics, Inc.	74,633	250,458
*TSO3, Inc.	121,152	168,520
#*YM Biosciences, Inc.	142,516	185,761

Total Health Care		26,470,897

Industrials — (7.5%)
Aecon Group, Inc.	204,400	2,196,994
AG Growth International, Inc.	6,300	214,790
*Alexco Resource Corp.	135,550	415,332
*Algoma Central Corp.	100	7,684
*ATS Automation Tooling System, Inc.	304,017	1,978,380
Black Diamond Group, Ltd.	39,009	683,004
CAE, Inc.	358,590	3,418,299
#*Churchill Corp. (The) Class A	66,413	1,244,214
#*Clarke, Inc.	98,638	373,712
Contrans Group, Inc.	65,132	567,026
#*Electrovaya, Inc.	181,625	431,073
Exco Technologies, Ltd.	9,700	32,080
*Garda World Security Corp.	77,468	647,294
*GLV, Inc.	32,614	272,828
*Heroux-Devtek, Inc.	85,400	494,266
*Horizon North Logistics, Inc.	26,145	41,962
#*Hydrogenics Corp.	14,453	55,953
IESI-BFC, Ltd.	293,935	6,647,526
*Intermap Technologies, Ltd.	6,623	4,638
*Marsulex, Inc.	54,617	591,832
#Newalta Corp.	133,185	1,137,459
Richelieu Hardware, Ltd.	55,273	1,366,166
#Ritchie Brothers Auctioneers, Inc.	52,593	979,676
Rocky Mountain Dealerships, Inc.	15,127	113,300
#Russel Metals, Inc.	229,900	4,380,858
#*Stantec, Inc.	157,500	3,707,505
#Student Transportation, Inc.	152,472	840,928
#Superior Plus Corp.	365,195	4,760,092
Toromont Industries, Ltd.	240,683	5,710,090
*Transat A.T., Inc. Class A	2,400	28,154
Transcontinental, Inc. Class A	256,564	3,701,030
TransForce, Inc.	288,297	2,849,178
*Vector Aerospace Corp.	91,684	651,032
WaterFurnace Renewable Energy, Inc.	18,208	451,281
*Westjet Airlines, Ltd.	1,420	17,418

Total Industrials		51,013,054

Information Technology — (5.0%)
*5N Plus, Inc.	106,838	537,282
Aastra Technologies, Ltd.	16,867	376,208
*Absolute Software Corp.	159,900	684,364
*AXIA NetMedia Corp.	182,767	320,004
*Bridgewater Systems Corp.	63,029	521,129
Calian Technologies, Ltd.	10,929	191,355
*Celestica, Inc.	797,607	7,091,219
#*COM DEV International, Ltd.	235,300	478,359
#Computer Modelling Group, Ltd.	42,400	741,552
Constellation Software, Inc.	22,388	892,863
Dalsa Corp.	59,800	629,964
*Descartes Systems Group, Inc. (The)	154,000	907,777

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Information Technology — (Continued)
#*DragonWave, Inc.	24,500	$149,185
Enghouse Systems, Ltd.	27,550	230,599
Evertz Technologies, Ltd.	118,434	1,725,734
*EXFO, Inc.	28,351	167,119
#Gennum Corp.	111,700	770,345
*Hemisphere GPS, Inc.	161,501	119,392
*KAB Distribution, Inc.	298,515	—
*MacDonald Dettweiler & Associates, Ltd.	143,020	6,677,652
*March Networks Corp.	29	105
*Miranda Technologies, Inc.	84,301	450,185
MKS, Inc.	11,060	130,928
Mosaid Technologies, Inc.	35,600	791,958
#*Open Text Corp.	135,242	5,352,850
*Points International, Ltd.	355,081	238,321
*Redknee Solutions, Inc.	116,444	194,819
*Ruggedcom, Inc.	25,966	372,296
#*Sandvine Corp.	337,170	518,193
*Sierra Wireless, Inc.	127,100	1,193,050
*Softchoice Corp.	300	2,600
#*Tranzeo Wireless Technologies, Inc.	21,440	14,181
*Vecima Network, Inc.	39,308	180,472
*Webtech Wireless, Inc.	257,004	113,746
Wi-Lan, Inc.	320,200	1,108,810
#*Zarlink Semiconductor, Inc.	311,236	587,323

Total Information Technology		34,461,939

Materials — (29.8%)
#Agnico Eagle Mines, Ltd.	13,008	726,666
#*Ainsworth Lumber Co., Ltd.	205,932	564,883
Alamos Gold, Inc.	396,920	5,972,815
#*Almaden Minerals, Ltd.	108,300	100,078
*Altius Minerals Corp.	112,600	1,104,040
*Amerigo Resources, Ltd.	472,500	349,302
#*Anatolia Minerals Development, Ltd.	353,958	1,900,538
*Anvil Mining, Ltd.	326,930	941,309
*Atna Resource, Ltd.	126,947	59,272
#*AuEx Ventures, Inc.	66,320	203,208
#*Augusta Resource Corp.	268,174	584,320
#*Aura Minerals, Inc.	434,269	1,617,869
#*Aurizon Mines, Ltd.	574,680	2,878,850
#*Avalon Rare Metals, Inc.	218,496	569,592
#*B2Gold Corp.	716,651	1,171,124
*Baffinland Iron Mines Corp.	711,586	273,407
*Baja Mining Corp.	160,829	125,153
#*Breakwater Resources, Ltd.	137,833	391,491
#*Brigus Gold Corp.	62,043	76,645
Canam Group, Inc.	158,700	1,126,900
*Canfor Corp.	348,555	2,742,872
#*Capstone Mining Corp.	656,169	1,595,664
*Cardero Resource Corp.	185,860	206,099
*Carpathian Gold, Inc.	187,500	63,834
Cascades, Inc.	235,076	1,584,628
*Catalyst Paper Corp.	1,675,887	236,373
CCL Industries, Inc. Class B	95,640	2,739,748
*Centerra Gold, Inc.	144,891	1,827,962
#*China Gold International Resources Corp., Ltd.	465,500	1,797,612
*Claude Resources, Inc.	1,076,900	1,089,418
#*Colossus Minerals, Inc.	260,366	1,709,519
*Consolidated Thompson Iron Mines, Ltd.	656,633	5,263,028
#*Copper Mountain Mining Corp.	248,915	704,579
#*Crystallex International Corp.	1,355,025	586,534

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Detour Gold Corp.	237,256	$5,529,550
#*Duluth Metals, Ltd.	264,101	470,118
#*Dundee Precious Metals, Inc.	288,497	1,178,627
#*Dynasty Metals & Mining, Inc.	60,033	198,543
#*Eastern Platinum, Ltd.	2,845,360	2,878,434
*Eastmain Resources, Inc.	241,317	288,721
#*ECU Silver Mining, Inc.	980,737	562,847
#*Endeavour Silver Corp.	163,770	541,625
#*Entree Gold, Inc.	261,600	562,362
#*Equinox Minerals, Ltd.	1,678,290	7,607,443
*Etruscan Resources, Inc.	512,055	216,666
*Euro Goldfields, Ltd.	494,960	3,461,663
*Excellon Resources, Inc.	640,200	504,413
*Exeter Resource Corp.	32,073	185,004
*Far West Mining, Ltd.	157,285	688,471
*Farallon Mining, Ltd.	1,319,100	532,490
*First Majestic Silver Corp.	265,983	1,032,316
#*First Uranium Corp.	51,430	51,027
*Formation Capital Corp.	20,100	17,792
*Forsys Metals Corp.	199,402	434,474
*Fortress Paper, Ltd.	24,233	648,932
#*Fortuna Silver Mines, Inc.	342,168	692,291
*Fortune Minerals, Ltd.	9,000	5,690
*Fronteer Gold, Inc.	344,600	2,078,226
*Gammon Gold, Inc.	365,450	2,171,976
*Globestar Mining Corp.	296,306	296,868
*Gold Wheaton Gold Corp.	26,254	63,844
#*Golden Star Resources, Ltd.	870,710	3,557,202
#*Grande Cache Coal Corp.	302,804	1,646,490
#*Great Basin Gold, Ltd.	1,082,630	1,927,156
#*Great Panther Silver, Ltd.	297,898	208,634
#*Greystar Resources, Ltd.	134,100	519,156
#*Guyana Goldfields, Inc.	230,342	1,568,400
*Hanfeng Evergreen, Inc.	142,791	916,707
*Harry Winston Diamond Corp.	219,100	2,715,173
*High River Gold Mines, Ltd.	10,265	7,788
*HudBay Minerals, Inc.	477,851	5,958,903
*Imperial Metals Corp.	78,090	1,268,521
#*Inter-Citic Minerals, Inc.	265,985	338,933
*International Forest Products, Ltd. Series A	166,200	666,061
*International Tower Hill Mines, Ltd.	165,832	1,038,819
*Intertape Polymer Group, Inc.	141,352	274,991
*Ivernia, Inc.	58,343	16,458
#*Jaguar Mining, Inc.	249,626	2,037,218
*Katanga Mining, Ltd.	890,500	857,541
#*Keegan Resources, Inc.	114,473	589,040
*Kimber Resources, Inc.	21,200	14,229
#*Kirkland Lake Gold, Inc.	187,280	1,488,330
*La Mancha Resources, Inc.	320,596	514,550
*Labrador Iron Mines Holdings, Ltd.	117,333	604,898
#*Lake Shore Gold Corp.	981,331	2,968,668
*Laramide Resources, Ltd.	184,500	202,797
*Lundin Mining Corp.	1,147,100	4,463,207
#*MAG Silver Corp.	125,045	748,044
*MagIndustries Corp.	224,665	74,302
Major Drilling Group International, Inc.	101,500	2,413,963
#*MDN, Inc.	242,980	96,904
#*Mercator Minerals, Ltd.	453,771	851,883
Methanex Corp.	359,200	8,067,631
*Migao Corp.	160,400	995,430
*Minco Base Metals Corp.	2,780	—

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Materials — (Continued)
#*Minco Silver Corp.	96,334	$281,117
#*Minefinders Corp.	207,877	1,789,516
#*Minera Andes, Inc.	641,144	473,974
*Nautilus Minerals, Inc.	66,112	130,546
*Neo Material Technologies, Inc.	384,000	1,408,181
#*Nevada Copper Corp.	136,307	312,907
#*New Gold, Inc.	908,957	4,491,515
*NGEx Resources, Inc.	500	292
#*Norbord, Inc.	70,210	812,020
#*Norsemont Mining, Inc.	135,739	270,673
#*North American Palladium, Ltd.	343,990	1,141,001
*Northern Dynasty Minerals, Ltd.	177,528	1,236,419
#*Northgate Minerals Corp.	969,710	2,876,918
#*Northland Resources SA	8,583	19,411
#*Novagold Resources, Inc.	494,589	3,064,571
*OceanaGold Corp.	1,550	4,086
#*Oromin Explorations, Ltd.	39,712	32,062
*Orvana Minerals Corp.	247,572	356,409
#Pan Amer Silver Corp.	220,900	5,086,040
*Peregrine Diamonds, Ltd.	225,554	381,756
*Petaquilla Minerals, Ltd.	7,265	2,897
*Phoscan Chemical Corp.	333,951	126,687
*Platinum Group Metals, Ltd.	240,887	433,482
*Platmin, Ltd.	108,562	105,600
*Polaris Miner Corp.	45,838	76,690
#*PolyMet Mining Corp.	423,377	634,211
#*Potash One, Inc.	210,560	507,941
#*Quadra FNX Mining, Ltd.	543,917	6,587,001
*Queenston Mining, Inc.	177,969	595,509
*Richmont Mines, Inc.	65,773	281,505
*Rubicon Minerals Corp.	496,105	1,775,854
#*Sabina Gold & Silver Corp.	190,893	512,489
*Samuel Manu-Tech, Inc.	20,400	147,238
*Scorpio Mining Corp.	482,668	314,564
#*Seabridge Gold, Inc.	121,852	3,139,788
#*SEMAFO, Inc.	858,385	5,961,645
Sherritt International Corp.	858,992	5,690,127
*Shore Gold, Inc.	837,013	512,930
#*Silver Standard Resources, Inc.	229,462	3,765,404
Silvercorp Metals, Inc.	488,970	3,215,249
*Sprott Resource Corp.	259,846	1,069,159
#*St. Andrew Goldfields, Ltd.	349,053	397,249
*Starfield Resources, Inc.	953,115	55,627
Stella-Jones, Inc.	29,600	802,443
*Stornoway Diamond Corp.	65,768	37,105
#*Tanzanian Royalty Exploration Corp.	316,139	1,617,520
*Taseko Mines, Ltd.	649,000	2,638,802
#*Thompson Creek Metals Co., Inc.	474,700	4,377,371
#*Timminco, Ltd.	194,700	106,057
*Ventana Gold Corp.	63,076	503,724
*Virginia Mines, Inc.	79,962	580,241
*Wesdome Gold Mines, Ltd.	256,800	599,504
West Fraser Timber Co., Ltd.	123,716	4,203,492
#*Western Coal Corp.	680,245	2,779,076
Winpak, Ltd.	63,110	620,019
*Yukon-Nevada Gold Corp.	335,132	97,796

Total Materials		204,445,182

Telecommunication Services — (0.3%)
#Manitoba Telecom Services, Inc.	65,317	1,755,468

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††
Telecommunication Services — (Continued)
*Wireless Matrix Corp.	127,500	$114,100

Total Telecommunication Services		1,869,568

Utilities — (0.8%)
Algonquin Power & Utilities Corp.	289,906	1,204,123
ATCO, Ltd.	7,874	387,247
*Atlantic Power Corp.	58,046	756,029
*BioteQ Environmental Technologies, Inc.	58,602	39,332
*Boralex, Inc. Class A	83,448	702,130
#Emera, Inc.	64,761	1,667,452
#Innergex Renewable Energy, Inc.	7,064	59,849
*Maxim Power Corp.	89,500	242,021
Pacific Northern Gas, Ltd.	8,605	210,720
*Plutonic Power Corp.	129,360	305,768

Total Utilities		5,574,671

TOTAL COMMON STOCKS		552,990,780

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/03/10 (Collateralized by $370,000 FHLMC 5.50%, 09/15/33, valued at $405,613) to be repurchased at $399,008	$399	399,000

	Shares/ Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (19.2%)
§@DFA Short Term Investment Fund	130,927,021	130,927,021
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,006,248) to be repurchased at $986,534	$987	986,518

TOTAL SECURITIES LENDING COLLATERAL		131,913,539

TOTAL INVESTMENTS — (100.0%) (Cost $736,784,776)##		$685,303,319

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$64,593,218	—	—	$64,593,218
Consumer Staples	13,967,084	—	—	13,967,084
Energy	110,092,857	—	—	110,092,857
Financials	40,502,310	—	—	40,502,310
Health Care	26,470,897	—	—	26,470,897
Industrials	51,013,054	—	—	51,013,054
Information Technology	34,461,939	—	—	34,461,939
Materials	204,445,182	—	—	204,445,182
Telecommunication Services	1,869,568	—	—	1,869,568
Utilities	5,574,671	—	—	5,574,671
Temporary Cash Investments	—	$399,000	—	399,000
Securities Lending Collateral	—	131,913,539	—	131,913,539

TOTAL	$552,990,780	$132,312,539	—	$685,303,319

See accompanying Notes to Schedules of Investments.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (81.9%)
ARGENTINA — (0.1%)
Petrobras Argentina SA ADR	106,144	$1,553,948

BRAZIL — (3.1%)
*All America Latina Logistica SA	6,100	57,435
Banco do Brasil SA	11,335	195,920
*Brasil Telecom SA	38,241	339,838
*Brasil Telecom SA ADR	8,140	71,632
#BRF - Brasil Foods SA ADR	590,060	8,331,647
Companhia de Bebidas das Americas	66,744	6,194,350
Companhia de Concessoes Radoviarias	6,600	151,378
Companhia Siderurgica Nacional SA	734,552	12,178,495
*Cosan SA Industria e Comercio	4,600	66,144
CPFL Energia SA	1,935	44,645
*Fibria Celulose SA	13,825	217,578
*Fibria Celulose SA Sponsored ADR	18,180	285,426
*Hypermarcas SA	14,300	186,352
*Natura Cosmeticos SA	16,800	439,391
*OGX Petroleo e Gas Participacoes SA	149,800	1,577,380
#Petroleo Brasilerio SA ADR	868,746	31,622,354
Souza Cruz SA	86,274	3,953,653
Tele Norte Leste Participacoes SA	59,254	1,108,402
Tractebel Energia SA	140,100	1,828,119
#Vale SA Sponsored ADR	134,000	3,725,200
Vivo Participacoes SA	16,288	1,009,897
Weg Industrias SA	278,866	2,874,597

TOTAL BRAZIL		76,459,833

CHILE — (2.0%)
*AES Gener SA	1,034,630	539,893
#Banco de Chile SA Series F ADR	47,992	3,631,075
Banco de Credito e Inversiones SA Series A	14,694	767,548
#Banco Santander Chile SA ADR	68,948	5,723,374
CAP SA	34,560	1,269,686
*Centros Comerciales Sudamericanos SA	295,910	1,509,496
Cia Cervecerias Unidas SA ADR	14,357	759,772
Colbun SA	4,884,083	1,330,532
*Corpbanca SA	24,534,433	277,704
Embotelladora Andina SA Series A ADR	23,068	508,419
#Embotelladora Andina SA Series B ADR	17,106	454,335
Empresa Nacional de Electricidad SA Sponsored ADR	167,312	8,290,310
Empresas CMPC SA	18,465	857,272
Empresas Copec SA	12,626	206,739
Enersis SA Sponsored ADR	404,226	8,383,647
ENTEL Chile SA	52,839	755,205
#Lan Airlines SA Sponsored ADR	247,136	5,899,136
S.A.C.I. Falabella SA	124,985	978,300
Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,490,201
Vina Concha Y Toro SA Sponsored ADR	25,742	1,222,745

TOTAL CHILE		48,855,389

CHINA — (10.1%)
#Agile Property Holdings, Ltd.	420,000	547,259
*Air China, Ltd.	468,000	540,788
#Alibaba.com, Ltd.	287,000	594,552
#*Aluminum Corp. of China, Ltd. ADR	40,800	904,128
#Angang Steel Co., Ltd.	316,000	479,141
#Anhui Conch Cement Co., Ltd.	216,000	755,956
*Anta Sports Products, Ltd.	225,000	397,684

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Bank of China, Ltd.	36,691,000	$19,424,559
#Bank of Communications Co., Ltd.	1,853,650	2,067,581
Beijing Capital International Airport Co., Ltd.	352,000	186,597
Beijing Enterprises Holdings, Ltd.	149,000	986,463
Belle International Holdings, Ltd.	1,948,000	3,008,236
#BYD Co., Ltd.	395,886	2,738,422
Chaoda Modern Agriculture (Holdings), Ltd.	762,000	818,620
#China Agri-Industries Holdings, Ltd.	422,202	477,195
China BlueChemical, Ltd.	382,000	245,539
China Citic Bank Corp., Ltd.	1,882,000	1,274,641
China Coal Energy Co.	688,777	965,770
China Communications Construction Co., Ltd.	1,223,000	1,155,077
China Communications Services Corp., Ltd.	542,000	275,424
China Construction Bank Corp.	21,737,000	18,474,234
*China COSCO Holdings Co., Ltd.	682,500	765,799
*China Dongxiang Group Co.	756,000	426,837
*China Eastern Airlines Corp., Ltd.	296,000	165,996
China Everbright, Ltd.	246,000	639,511
#China Life Insurance Co., Ltd. ADR	250,705	16,839,855
China Mengniu Dairy Co., Ltd.	274,000	853,694
#China Merchants Bank Co., Ltd.	1,218,534	3,264,481
China Merchants Holdings (International) Co., Ltd.	323,145	1,225,160
#China Mobile, Ltd. Sponsored ADR	696,697	35,489,745
*China Molybdenum Co., Ltd.	316,322	195,781
China National Building Material Co., Ltd.	337,958	640,571
China Oilfield Services, Ltd.	296,000	387,722
China Overseas Land & Investment, Ltd.	1,550,000	3,322,333
#China Petroleum and Chemical Corp. (Sinopec) ADR	46,300	3,728,076
China Power International Development, Ltd.	266,000	58,658
*China Railway Construction Corp., Ltd.	543,500	760,054
*China Railway Group, Ltd.	1,130,000	845,168
China Resources Enterprise, Ltd.	1,617,000	6,151,531
China Resources Land, Ltd.	748,000	1,591,856
China Resources Power Holdings Co., Ltd.	920,000	2,005,023
China Shenhua Energy Co., Ltd.	1,971,500	7,616,073
*China Shipping Container Lines Co., Ltd.	1,033,907	382,183
China Shipping Development Co., Ltd.	398,000	588,615
*China Southern Airlines Co., Ltd. ADR	8,400	204,456
*China Taiping Insurance Holdings Co., Ltd.	189,800	642,672
China Telecom Corp., Ltd.	1,560,000	782,492
#China Telecom Corp., Ltd. ADR	20,200	1,013,030
*China Travel International Investment Hong Kong, Ltd.	768,000	191,141
China Unicom Hong Kong, Ltd. ADR	166,600	2,272,424
China Yurun Food Group, Ltd.	320,000	1,052,690
CITIC Pacific, Ltd.	1,473,000	3,032,339
*CITIC Resources Holdings, Ltd.	740,000	154,740
CNOOC, Ltd.	45,000	75,958
#CNOOC, Ltd. ADR	67,956	11,445,150
COSCO Pacific, Ltd.	492,000	672,887
#Country Garden Holdings Co.	2,232,000	711,682
#Datang International Power Generation Co., Ltd.	496,000	213,735
Denway Motors, Ltd.	760,000	388,383
#Dongfang Electric Co., Ltd.	79,000	272,459
Dongfeng Motor Corp.	684,000	957,732
Fosun International	412,500	318,366
Fushan International Energy Group, Ltd.	906,000	524,834
*GCL Poly Energy Holdings, Ltd.	720,814	167,631
Golden Eagle Retail Group, Ltd.	167,000	396,329
#*GOME Electrical Appliances Holdings, Ltd.	2,801,000	976,058
Guangdong Investment, Ltd.	690,000	346,302
#Guangshen Railway Co., Ltd. Sponsored ADR	8,800	161,128

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#Guangzhou R&F Properties Co., Ltd.	268,469	$421,612
Harbin Power Equipment Co., Ltd.	104,000	91,190
Hengan International Group Co., Ltd.	118,500	1,024,474
*HKC (Holdings), Ltd.	2,641,797	184,060
#*Hong Kong Energy Holdings, Ltd.	31,116	2,576
Hopson Development Holdings, Ltd.	186,000	253,389
*Huabao International Holdings, Ltd.	379,000	489,944
#Huadian Power International Corp.	354,000	85,323
Huaneng Power International, Inc. ADR	12,000	280,680
Industrial & Commercial Bank of China, Ltd.	34,093,000	26,152,359
Jiangsu Express Co., Ltd.	764,000	743,276
#Jiangxi Copper Co., Ltd.	286,000	637,967
*Kingboard Chemical Holdings, Ltd.	170,000	786,823
Kunlun Energy Co., Ltd.	664,000	867,442
*Lee & Man Paper Manufacturing, Ltd.	405,000	298,727
Lenovo Group, Ltd.	1,279,278	824,043
Li Ning Co., Ltd.	169,500	563,652
Maanshan Iron & Steel Co., Ltd.	552,000	309,873
Nine Dragons Paper Holdings, Ltd.	461,000	672,112
Parkson Retail Group, Ltd.	314,000	539,800
PetroChina Co., Ltd. ADR	115,210	13,188,089
#*PICC Property & Casualty Co., Ltd.	630,000	641,234
Ping An Insurance (Group) Co. of China, Ltd.	358,500	2,963,077
*Poly Hong Kong Investment, Ltd.	386,000	465,554
*Semiconductor Manufacturing International Corp. ADR	204,090	714,315
*Shanghai Electric Group Co., Ltd.	2,392,000	1,130,623
Shanghai Industrial Holdings, Ltd.	164,484	751,117
Shenzhen Expressway Co., Ltd.	110,000	53,267
Shenzhen International Holdings, Ltd.	2,350,000	148,339
Shimao Property Holdings, Ltd.	444,871	855,984
Sichuan Expressway Co., Ltd.	100,000	59,227
*Sinofert Holdings, Ltd.	646,000	285,473
#Sino-Ocean Land Holdings, Ltd.	852,600	654,847
Sinopec Shanghai Petrochemical Co , Ltd.	504,000	197,719
Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	46,391
*Sinopec Yizheng Chemical Fibre Co., Ltd.	408,000	96,630
Sinotrans, Ltd.	564,000	140,958
*Soho China, Ltd.	616,000	381,417
#Tencent Holdings, Ltd.	700,600	13,518,901
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,731,132
Tsingtao Brewery Co., Ltd.	72,000	342,132
Want Want China Holdings, Ltd.	312,000	245,648
Weichai Power Co., Ltd.	52,000	430,599
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	4,200	90,720
Zhaojin Mining Industry Co., Ltd.	99,500	215,731
Zhejiang Expressway Co., Ltd.	84,000	79,937
Zijin Mining Group Co., Ltd.	910,000	589,096
#ZTE Corp.	629,232	2,014,942

TOTAL CHINA		249,499,627

CZECH REPUBLIC — (0.8%)
CEZ A.S.	259,544	11,884,805
Komercni Banka A.S.	14,663	2,850,303
Telefonica 02 Czech Republic A.S.	197,129	4,508,414

TOTAL CZECH REPUBLIC		19,243,522

HUNGARY — (1.0%)
ELMU NYRT	185	23,808
Magyar Telekom Telecommunications P.L.C.	665,618	2,058,480
#*MOL Hungarian Oil & Gas P.L.C.	79,100	7,113,994
#*OTP Bank NYRT	463,860	11,139,754

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
Richter Gedeon NYRT	21,924	$4,473,052
*Tisza Chemical Group NYRT	26,052	408,069

TOTAL HUNGARY		25,217,157

INDIA — (10.9%)
ACC, Ltd.	43,053	773,212
Adani Enterprises, Ltd.	108,375	1,365,512
Ambuja Cements, Ltd.	987,822	2,506,240
Asea Brown Boveri India, Ltd.	39,249	688,734
Asian Paints, Ltd.	57,710	3,229,119
Axis Bank, Ltd.	325,187	9,458,805
Bajaj Auto, Ltd.	67,782	3,926,061
Bajaj Finserv, Ltd.	29,842	277,627
Bajaj Holdings & Investment, Ltd.	8,068	125,808
Bharat Electronics, Ltd.	7,300	284,909
Bharat Heavy Electricals, Ltd.	19,249	1,013,664
*Bharat Petroleum Corp., Ltd.	13,384	185,228
Bharti Airtel, Ltd.	852,924	5,661,540
Bosch, Ltd.	17,003	2,073,250
*Cairn India, Ltd.	61,194	442,932
Cipla, Ltd.	483,669	3,407,533
Colgate-Palmolive (India), Ltd.	6,437	117,079
*Container Corp. Of India	595	17,590
Crompton Greaves, Ltd.	302,358	1,799,836
Cummins India, Ltd.	12,348	169,503
Dabur India, Ltd.	308,253	1,314,481
Dr Reddy’s Laboratories, Ltd.	83,700	2,447,503
#Dr Reddy’s Laboratories, Ltd. ADR	83,498	2,413,927
EIH, Ltd.	40,981	113,095
Exide Industries, Ltd.	52,639	165,222
GAIL India, Ltd.	57,000	539,121
GAIL India, Ltd. Sponsored GDR	28,791	1,632,349
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,694,522
Godrej Consumer Products, Ltd.	23,579	174,988
Grasim Industries, Ltd.	6,300	248,607
HCL Technologies, Ltd.	266,493	2,260,017
HDFC Bank, Ltd.	386,733	17,902,682
Hero Honda Motors, Ltd. Series B	116,038	4,548,743
Hindustan Unilever, Ltd.	1,293,921	7,019,902
ICICI Bank, Ltd. Sponsored ADR	88,726	3,452,329
*Idea Cellular, Ltd.	29,450	44,642
*Indian Bank	10,779	52,170
Infosys Technologies, Ltd.	449,681	27,082,920
Infosys Technologies, Ltd. Sponsored ADR	233,496	14,121,838
Infrastructure Development Finance Co., Ltd.	68,765	276,594
ITC, Ltd.	1,620,930	10,807,731
*Jaiprakash Power Ventures, Ltd.	20,194	30,477
Jindal Steel & Power, Ltd.	564,354	7,598,952
JSW Steel, Ltd.	106,526	2,572,566
*Jubilant Organosys, Ltd.	34,862	268,171
*Kotak Mahindra Bank, Ltd.	26,759	445,397
Larsen & Toubro, Ltd.	282,173	10,955,428
*LIC Housing Finance, Ltd.	10,727	263,226
Mahanagar Telephone Nigam, Ltd.	64,598	94,140
Mahindra & Mahindra, Ltd.	508,366	7,260,880
Mangalore Refinery & Petrochemicals, Ltd.	399,619	658,832
Maruti Suzuki India, Ltd.	106,636	2,758,421
*Mundra Port & Special Economic Zone, Ltd.	4,446	69,582
Nirma, Ltd.	38,799	168,107
*Oil & Natural Gas Corp, Ltd.	52,307	1,403,366
*Oracle Financial Services Software, Ltd.	14,000	636,804

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Pantaloon Retail India, Ltd.	7,460	$74,097
Pantaloon Retail India, Ltd. Class B	305	2,414
Piramal Healthcare, Ltd.	21,029	219,306
*Power Grid Corp of India, Ltd.	21,633	46,977
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	390,925
*Ranbaxy Laboratories, Ltd.	165,559	1,606,814
*Reliance Capital, Ltd.	101,317	1,718,126
Reliance Communications, Ltd.	916,521	3,535,786
Reliance Energy, Ltd.	156,563	3,749,547
Reliance Industries, Ltd.	1,958,609	42,687,198
*Reliance Power, Ltd.	143,889	508,812
*Samruddhi Cement, Ltd.	6,300	64,704
Sesa Goa, Ltd.	481,490	3,763,979
Shriram Transport Finance Co., Ltd.	3,821	54,468
Siemens India, Ltd.	145,546	2,198,301
*State Bank of India	14,211	769,104
Sterlite Industries (India), Ltd. Series A	1,725,980	6,522,200
Sun Pharmaceuticals Industries, Ltd.	125,337	4,788,380
Sun TV Network, Ltd.	10,627	104,342
Tata Consultancy Services, Ltd.	756,974	13,764,117
Tata Power Co., Ltd.	144,515	4,116,377
Tata Steel, Ltd.	88,889	1,032,747
Thermax India, Ltd.	6,201	101,471
*Torrent Power, Ltd.	5,014	37,420
United Spirits, Ltd.	21,912	656,826
Wipro, Ltd.	734,093	6,532,891
Zee Entertainment Enterprises, Ltd.	56,254	359,385
Zydus Wellness, Ltd.	11,485	127,980

TOTAL INDIA		270,556,608

INDONESIA — (2.7%)
PT Adaro Energy Tbk	5,833,000	1,308,077
PT Astra Agro Lestari Tbk	222,000	485,027
PT Astra International Tbk	2,890,061	16,425,862
*PT Bakrie & Brothers Tbk	8,273,000	46,431
PT Bank Central Asia Tbk	9,187,000	6,126,004
PT Bank Danamon Indonesia Tbk	2,719,740	1,631,469
PT Bank Mandiri Persero Tbk	3,631,000	2,443,067
*PT Bank Negara Indonesia Persero Tbk	87,000	29,497
*PT Bank Pan Indonesia Tbk	8,080,000	922,718
PT Bank Rakyat Indonesia Tbk	3,283,000	3,643,857
*PT Bayan Resources Tbk	13,000	11,124
PT Bumi Resources Tbk	15,481,000	2,991,914
PT Gudang Garam Tbk	225,500	882,857
PT Indo Tambangraya Megah Tbk	195,500	820,493
PT Indocement Tunggal Prakarsa Tbk	834,500	1,579,703
PT Indofood Sukses Makmur Tbk	1,529,500	792,467
PT Indosat Tbk	437,000	237,288
PT International Nickel Indonesia Tbk	1,647,500	762,720
PT Kalbe Farma Tbk	1,161,000	318,481
*PT Lippo Karawaci Tbk	6,121,750	331,914
*PT Panasia Indosyntec Tbk	75,100	1,972
PT Perusahaan Gas Negara Tbk	6,456,000	2,929,878
PT Semen Gresik Persero Tbk	2,263,000	2,345,451
*PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	426,071
PT Tambang Batubara Bukit Asam Tbk	502,000	939,216
PT Telekomunikasi Indonesia Tbk	13,911,140	13,122,042
PT Unilever Indonesia Tbk	2,282,000	4,330,355
PT United Tractors Tbk	921,500	2,080,652

TOTAL INDONESIA		67,966,607

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
ISRAEL — (0.0%)
IDB Holding Corp., Ltd.	—	$10
Koor Industries, Ltd.	1	11
Makhteshim-Agan Industries, Ltd.	1	2
Osem Investment, Ltd.	1	8

TOTAL ISRAEL		31

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	300,083
Alliance Financial Group Berhad	301,700	277,341
AMMB Holdings Berhad	874,959	1,417,543
*Axiata Group Berhad	3,705,375	4,967,195
Batu Kawan Berhad	15,000	52,452
Berjaya Corp. Berhad	734,800	250,258
*Berjaya Media Berhad	18,300	3,461
*Berjaya Retail Berhad	73,480	30,030
Berjaya Sports Toto Berhad	803,464	1,061,778
Boustead Holdings Berhad	159,460	195,590
British American Tobacco Malaysia Berhad	205,100	2,896,620
CIMB Group Holdings Berhad	5,571,254	12,975,648
Digi.Com Berhad	495,162	3,846,101
*EON Capital Berhad	175,500	384,115
Fraser & Neave Holdings Berhad	61,000	275,739
Gamuda Berhad	805,700	841,499
Genting Berhad	2,934,300	7,384,191
Genting Malaysia Berhad	4,558,800	4,090,858
Genting Plantations Berhad	276,600	609,311
Hong Leong Bank Berhad	732,150	2,074,499
Hong Leong Financial Group Berhad	249,329	681,178
IJM Corp. Berhad	336,560	534,907
IOI Corp. Berhad	4,837,705	7,797,252
KLCC Property Holdings Berhad	50,600	50,728
Kuala Lumpur Kepong Berhad	692,100	3,675,729
Lafarge Malayan Cement Berhad	259,580	550,884
Malayan Banking Berhad	729,253	1,776,375
*Malaysian Airlines System Berhad	1,198,734	804,056
*MISC Berhad	2,396,098	6,635,718
MMC Corp. Berhad	1,184,100	965,752
Nestle (Malaysia) Berhad	211,600	2,583,916
Oriental Holdings Berhad	279,480	463,338
Parkson Holdings Berhad	184,476	320,945
Petronas Dagangan Berhad	367,900	1,188,806
Petronas Gas Berhad	753,600	2,370,548
Plus Expressways Berhad	2,201,100	2,658,586
PPB Group Berhad	750,100	4,091,281
Public Bank Berhad (B012W42)	67,739	259,053
Public Bank Berhad (B012W53)	1,550,201	5,958,619
RHB Capital Berhad	525,900	1,073,699
Shell Refining Co. Federation of Malaysia Berhad	225,400	755,388
Sime Darby Berhad	3,457,620	8,492,336
SP Setia Berhad	971,150	1,277,598
Star Publications (Malaysia) Berhad	401,300	444,457
Telekom Malaysia Berhad	1,657,700	1,751,951
Tenaga Nasional Berhad	2,121,000	5,732,711
*UEM Land Holdings Berhad	1,050,937	562,976
UMW Holdings Berhad	729,066	1,432,411
YTL Corp. Berhad	1,376,885	3,247,373
YTL Power International Berhad	283,040	201,215

TOTAL MALAYSIA		112,274,098

MEXICO — (6.4%)
#America Movil S.A.B. de C.V. Series L	17,737,259	44,032,210

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	$5,715,512
*Cementos de Mexico S.A.B de C.V. Series B	278,511	264,939
*Cemex S.A.B. de C.V. Sponsored ADR	13,000	122,720
#Coca-Cola Femsa S.A.B. de C.V. Series L	375,300	2,577,366
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	13,734
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	277,800	1,439,839
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	10,285,486
*Gruma S.A.B. de C.V. ADR	43,594	258,512
Grupo Carso S.A.B. de C.V. Series A-1	813,232	3,084,136
#Grupo Elektra S.A. de C.V.	97,675	3,896,890
#Grupo Financiero Banorte S.A.B. de C.V.	1,923,829	7,537,692
Grupo Financiero Inbursa S.A.B. de C.V. Series O	908,264	3,308,193
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,041,306
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	213,499
Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,787,115
Grupo Modelo S.A.B. de C.V. Series C	790,400	4,308,973
*Grupo Nutrisa S.A. de C.V.	129	259
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	6,496,336
#Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,086,580
*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	2,524,776	3,052,053
Industrias Penoles S.A.B. de C.V.	136,138	2,850,167
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,334,679
#*Organizacion Soriana S.A.B. de C.V. Series B	1,463,300	3,942,444
*Savia S.A. de C.V.	120,000	7,585
#Telefonos de Mexico S.A.B. de C.V.	6,919,800	5,018,963
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	146,325
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	183,301
Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,673,559
Telmex Internacional S.A.B. de C.V. ADR	30,200	552,962
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,652,060	20,302,699

TOTAL MEXICO		158,536,231

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	884,000	452,113
Aboitiz Power Corp.	1,073,000	475,106
Ayala Corp. Series A	259,763	1,809,281
Ayala Land, Inc.	7,440,518	2,402,189
Banco de Oro Unibank, Inc.	1,164,108	1,194,525
Bank of the Philippine Islands	1,924,156	2,003,527
Energy Development Corp.	1,212,500	117,969
*Filipina Water Bottling Corp.	2,006,957	—
*Manila Electric Co.	15,000	61,251
Metro Bank & Trust Co.	317,900	419,022
Philippine Long Distance Telephone Co.	57,920	3,084,285
SM Prime Holdings, Inc.	508,168	118,557

TOTAL PHILIPPINES		12,137,825

POLAND — (1.3%)
Asseco Poland SA	30,534	545,749
*Bank Handlowy w Warszawie SA	17,748	446,231
*Bank Millennium SA	247,309	376,117
Bank Pekao SA	163,030	8,696,901
*Bank Przemyslowo Handlowy BPH SA	2,029	35,522
Bank Zackodni WBK SA	37,228	2,236,698
*BRE Bank SA	6,551	550,238
Browary Zywiec SA	13,634	2,305,938
*Cyfrowy Polsat SA	10,560	50,684
*Getin Holdings SA	155,860	521,458
*Grupa Lotos SA	16,547	174,216

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
ING Bank Slaski SA	1,541	$392,445
KGHM Polska Miedz SA	61,000	2,121,587
*Kredyt Bank SA	73,612	371,925
*Mondi Packaging Paper Swiecie SA	12,683	301,709
PBG SA	2,049	153,444
*Polski Koncern Naftowy Orlen SA	267,237	3,401,236
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	830,175
Powszechna Kasa Oszczednosci Bank Polski SA	267,637	3,413,722
Telekomunikacja Polska SA	1,025,852	5,313,228
TVN SA	91,082	527,969

TOTAL POLAND		32,767,192

RUSSIA — (4.1%)
*Evraz Group SA GDR	74,992	2,002,118
Gazprom OAO Sponsored ADR	1,715,065	37,058,847
Gazpromneft JSC Sponsored ADR	47,396	962,825
Lukoil OAO Sponsored ADR	354,178	20,219,139
Magnitogorsk Iron & Steel Works Sponsored GDR	111,820	1,195,040
MMC Norilsk Nickel JSC ADR	597,703	9,836,735
Novolipetsk Steel OJSC GDR	83,762	2,606,661
*Novorossiysk Sea Trade Port GDR	12,856	152,515
*Polymetal GDR	64,567	846,992
*Rosneft Oil Co. GDR	1,184,101	7,917,734
*RusHydro Sponsored ADR	763,084	3,989,477
*Severstal OAO GDR	83,200	984,366
Surgutneftegas Sponsonsored ADR	544,495	5,527,022
Tatneft Sponsored ADR	29,354	907,921
*TMK OAO GDR	40,410	667,467
Uralkali Sponsored GDR	111,980	2,356,617
VTB Bank OJSC GDR	582,346	3,159,565
*X5 Retail Group NV GDR	59,942	2,248,018

TOTAL RUSSIA		102,639,059

SOUTH AFRICA — (8.0%)
ABSA Group, Ltd.	362,514	6,727,900
Adcock Ingram Holdings, Ltd.	1,836	15,551
African Bank Investments, Ltd.	318,206	1,459,610
African Rainbow Minerals, Ltd.	174,830	4,111,323
*Anglo American Platinum Corp., Ltd.	89,188	8,592,877
AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,019,799
*ArcelorMittal South Africa, Ltd.	297,803	3,472,987
*Aspen Pharmacare Holdings, Ltd.	72,465	808,984
Bidvest Group, Ltd.	182,111	3,305,136
Data Tec, Ltd.	6,420	32,490
Discovery Holdings, Ltd.	391,199	1,944,020
Exxaro Resources, Ltd.	83,898	1,403,817
FirstRand, Ltd.	1,540,707	4,270,100
Freeworld Coatings, Ltd.	88,329	116,047
Gold Fields, Ltd. Sponsored ADR	425,086	5,751,414
Harmony Gold Mining Co., Ltd.	271,597	2,716,859
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,315,690
Impala Platinum Holdings, Ltd.	478,692	12,968,514
Imperial Holdings, Ltd.	9,026	119,265
Investec, Ltd.	118,615	966,916
Kumba Iron Ore, Ltd.	15,092	760,476
Liberty Holdings, Ltd.	198,203	2,114,756
Massmart Holdings, Ltd.	83,456	1,463,743
Mondi, Ltd.	32,757	232,596
Mr. Price Group, Ltd.	37,628	260,183
MTN Group, Ltd.	1,659,950	26,038,554
Naspers, Ltd. Series N	324,237	13,817,558

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Nedbank Group, Ltd.	55,383	$1,026,765
Network Healthcare Holdings, Ltd.	251,159	467,742
Pick’n Pay Stores, Ltd.	288,558	1,800,946
Pretoria Portland Cement Co., Ltd.	753,899	3,277,044
PSG Group, Ltd.	164,207	674,109
Sanlam, Ltd.	961,639	3,294,493
Sasol, Ltd. Sponsored ADR	982,318	38,939,086
Shoprite Holdings, Ltd.	596,920	7,419,632
Standard Bank Group, Ltd.	861,864	13,409,469
Steinhoff International Holdings, Ltd.	722,272	1,905,992
*Super Group, Ltd.	2,619,768	208,327
Telkom South Africa, Ltd.	374,552	1,751,083
Tiger Brands, Ltd.	79,054	1,961,682
Truworths International, Ltd.	186,043	1,486,882
Vodacom Group, Ltd.	521,362	4,429,869
*Woolworths Holdings, Ltd.	130,252	463,958

TOTAL SOUTH AFRICA		197,324,244

SOUTH KOREA — (11.9%)
#Amorepacific Corp.	3,527	2,880,542
Cheil Industrial, Inc.	20,690	1,589,991
#Daewoo Engineering & Construction Co., Ltd.	161,378	1,369,810
#Daewoo International Corp.	48,663	1,369,861
Daewoo Securities Co., Ltd.	103,195	2,013,024
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,288,232
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	974,237
#*Doosan Infracore Co., Ltd.	82,000	1,471,317
#Glovis Co., Ltd.	6,360	732,765
GS Engineering & Construction Corp.	27,320	1,847,997
GS Holdings Corp.	42,945	1,504,085
Hana Financial Group, Inc.	112,261	3,338,620
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,918,980
Hite Brewery Co., Ltd.	671	79,620
#*Hynix Semiconductor, Inc.	163,310	3,107,776
Hyundai Department Store Co., Ltd.	979	97,653
Hyundai Development Co.	12,558	287,840
#Hyundai Heavy Industries Co., Ltd.	47,395	10,772,306
#Hyundai Merchant Marine Co., Ltd.	24,600	682,351
Hyundai Mobis	53,070	9,185,207
Hyundai Motor Co., Ltd.	95,919	12,094,571
#Hyundai Steel Co.	58,560	5,066,825
Industrial Bank of Korea, Ltd.	78,210	1,034,751
Kangwon Land, Inc.	134,910	2,257,024
KB Financial Group, Inc.	139,085	6,034,138
KCC Corp.	6,489	1,674,059
Kia Motors Corp.	225,130	5,891,595
*Korea Electric Power Corp.	295,290	8,275,767
Korea Exchange Bank	200,200	2,055,287
Korea Gas Corp.	33,003	1,234,769
KT Corp.	164,040	5,917,375
KT&G Corp.	103,590	5,205,463
#LG Chemical, Ltd.	32,392	9,019,309
LG Corp.	122,942	8,491,868
#LG Display Co., Ltd. ADR	128,466	1,974,522
#LG Electronics, Inc.	88,910	7,548,797
LG Household & Healthcare Co., Ltd.	5,120	1,610,349
LS Industrial Systems Co., Ltd.	1,000	74,315
#NCsoft Corp.	4,529	720,925
OCI Co., Ltd.	780	182,563
#POSCO	46,060	19,155,476
Samsung Card Co., Ltd.	23,720	1,045,840

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Samsung Corp.	100,930	$5,060,817
#Samsung Electro-Mechanics Co., Ltd.	37,767	4,361,047
Samsung Electronics Co., Ltd.	97,139	66,628,290
Samsung Electronics Co., Ltd. GDR	49,372	17,059,004
Samsung Engineering Co., Ltd.	6,628	690,809
Samsung Fire & Marine Insurance, Ltd.	35,022	6,087,015
Samsung Heavy Industries Co., Ltd.	126,000	2,632,158
#Samsung SDI Co., Ltd.	20,352	2,924,523
Samsung Securities Co., Ltd.	33,780	1,713,188
Samsung Techwin Co., Ltd.	7,702	716,859
Shinhan Financial Group Co., Ltd.	218,686	8,976,528
Shinhan Financial Group Co., Ltd. ADR	16,770	1,387,382
Shinsegae Co., Ltd.	12,596	6,005,807
SK Co., Ltd.	21,194	1,663,813
SK Energy Co., Ltd.	51,889	5,416,637
SK Telecom Co., Ltd.	49,971	7,042,996
S-Oil Corp.	47,310	2,258,041
STX Pan Ocean Co., Ltd.	30,480	309,181
Woongjin Coway Co., Ltd.	13,260	467,546

TOTAL SOUTH KOREA		295,479,443

TAIWAN — (10.5%)
#Acer, Inc.	2,805,040	7,516,581
#Advanced Semiconductor Engineering, Inc.	3,289,690	2,542,001
Advantech Co., Ltd.	132,000	282,415
Asia Cement Corp.	2,440,113	2,409,416
#Asustek Computer, Inc.	445,230	3,355,456
AU Optronics Corp.	1,332,873	1,261,731
AU Optronics Corp. Sponsored ADR	353,406	3,357,357
#Catcher Technology Co., Ltd.	302,429	680,697
*Cathay Financial Holdings Co., Ltd.	3,706,418	5,818,869
Chang Hwa Commercial Bank	2,229,000	1,175,109
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,756,983
#Chicony Electronics Co., Ltd.	232,436	508,030
Chimei Innolux Corp.	3,192,818	3,441,866
*China Airlines, Ltd.	1,086,000	584,155
*China Development Financial Holding Corp.	4,715,000	1,353,538
*China Life Insurance Co., Ltd.	590,000	523,038
China Steel Corp.	9,036,342	8,538,413
Chinatrust Financial Holdings Co., Ltd.	3,283,770	1,963,896
Chunghwa Telecom Co., Ltd. ADR	245,647	5,195,434
*Chungwa Picture Tubes Co., Ltd.	5,307,000	345,577
*Clevo Co.	258,643	542,396
Compal Electronics, Inc.	3,708,375	4,851,784
Delta Electronics, Inc.	1,812,366	6,249,256
*E.Sun Financial Holding Co., Ltd.	1,882,790	870,753
#Epistar Corp.	396,000	1,088,178
*Eva Airways Corp.	856,000	513,306
*Evergreen Marine Corp., Ltd.	751,869	557,952
Everlight Electronics Co., Ltd.	163,942	467,703
Far Eastern Department Stores Co., Ltd.	381,000	371,797
Far Eastern New Century Corp.	4,249,007	4,922,440
*Far EasTone Telecommunications Co., Ltd.	815,000	1,134,607
#*Farglory Land Development Co., Ltd.	134,229	266,063
First Financial Holding Co., Ltd.	5,210,574	3,062,639
Formosa Chemicals & Fiber Co., Ltd.	4,252,445	9,215,000
Formosa Plastics Corp.	5,051,648	10,534,240
Formosa Taffeta Co., Ltd.	605,000	460,815
#Foxconn Technology Co., Ltd.	684,791	2,331,602
*Fubon Financial Holding Co., Ltd.	5,940,052	7,263,916
Giant Manufacture Co., Ltd.	83,000	288,458

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*HannStar Display Corp.	1,381,000	$267,431
#*Highwealth Construction Corp.	213,000	328,562
*Hon Hai Precision Industry Co., Ltd.	4,634,819	18,668,868
Hotai Motor Co., Ltd.	387,000	964,846
#HTC Corp.	553,559	10,193,345
Hua Nan Financial Holding Co., Ltd.	5,384,897	3,348,823
#*Inotera Memories, Inc.	674,976	356,210
Inventec Corp.	1,819,358	965,718
Kinsus Interconnect Technology Corp.	120,000	251,595
Largan Precision Co., Ltd.	52,860	1,010,921
Lite-On Technology Corp.	1,204,776	1,536,980
#Macronix International Co., Ltd.	2,074,825	1,378,606
#Media Tek, Inc.	736,991	9,980,001
Mega Financial Holding Co., Ltd.	4,782,000	2,852,071
Nan Ya Plastic Corp.	7,084,564	12,455,633
#Nan Ya Printed Circuit Board Corp.	200,940	820,424
*Nanya Technology Corp.	185,000	124,546
#*Novatek Microelectronics Corp, Ltd.	276,000	731,105
*Pegatron Corp.	1,198,345	1,383,705
*Polaris Securities Co., Ltd.	465,000	212,260
Pou Chen Corp.	2,047,488	1,563,501
*Powertech Technology, Inc.	339,836	1,038,654
President Chain Store Corp.	834,831	2,735,405
*Qisda Corp.	728,000	409,441
#Realtek Semiconductor Corp.	221,000	504,545
#Richtek Technology Corp.	71,000	599,516
Ruentex Development Co., Ltd.	251,000	428,530
*Ruentex Industries, Ltd.	239,000	689,016
*Shin Kong Financial Holding Co., Ltd.	2,815,657	1,017,612
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,292,411
*SinoPac Holdings Co., Ltd.	3,524,000	1,179,411
Synnex Technology International Corp.	927,700	2,113,254
*Taishin Financial Holdings Co., Ltd.	1,891,101	841,351
*Taiwan Business Bank	795,000	234,449
#Taiwan Cement Corp.	2,415,895	2,240,302
Taiwan Cooperative Bank	2,997,634	1,941,923
Taiwan Fertilizer Co., Ltd.	421,000	1,162,819
Taiwan Glass Industrial Corp.	1,348,476	1,301,596
*Taiwan Mobile Co., Ltd.	47,000	92,954
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,217,254
*Tatung Co., Ltd.	619,000	112,422
Transcend Information, Inc.	131,181	365,185
*Tripod Technology Corp.	217,000	824,512
Tung Ho Steel Enterprise Corp.	7,000	6,122
U-Ming Marine Transport Corp.	648,860	1,228,009
#*Unimicron Technology Corp.	769,896	1,276,852
Uni-President Enterprises Corp.	3,496,346	4,143,327
*United Microelectronics Corp.	7,733,000	3,430,424
*Walsin Lihwa Corp.	1,287,000	562,001
*Wan Hai Lines Co., Ltd.	202,000	135,814
*Wintek Corp.	528,000	472,224
Wistron Corp.	1,314,708	2,123,712
#*WPG Holdings Co., Ltd.	391,000	805,022
Yang Ming Marine Transport Corp.	748,000	483,216
#Young Fast Optoelectronics Co., Ltd.	48,000	413,380
Yuanta Financial Holding Co., Ltd.	3,090,885	1,720,748
Yulon Motor Co., Ltd.	310,000	356,166

TOTAL TAIWAN		260,498,197

THAILAND — (1.7%)
Advance Info Service PCL (Foreign)	1,464,700	4,243,205

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Bangkok Bank PCL (Foreign)	329,000	$1,416,917
Bangkok Bank PCL (Foreign) NVDR	286,400	1,211,266
Bangkok Dusit Medical Services PCL (Foreign)	82,900	75,130
Bank of Ayudhya PCL (Foreign)	2,590,200	1,653,234
Banpu PCL (Foreign)	115,100	2,225,326
BEC World PCL (Foreign)	1,097,600	1,020,232
C.P. ALL PCL (Foreign)	2,314,400	2,312,607
Charoen Pokphand Foods PCL (Foreign)	3,972,200	2,966,073
Delta Electronics (Thailand) PCL (Foreign)	167,810	136,484
Glow Energy PCL (Foreign)	119,000	148,404
IRPC PCL (Foreign)	4,240,300	509,756
Kasikornbank PCL (Foreign)	1,612,200	5,195,005
Krung Thai Bank PCL (Foreign)	4,726,870	1,903,929
Land & Houses PCL (Foreign) NVDR	790,000	138,296
PTT Aromatics & Refining PCL (Foreign)	1,287,137	929,211
PTT Chemical PCL (Foreign)	517,460	1,619,317
PTT Exploration & Production PCL (Foreign)	592,000	2,733,013
PTT PCL (Foreign)	649,900	5,134,764
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	997,527
Siam Cement PCL (Foreign) (The)	117,100	1,023,151
Siam Cement PCL (Foreign) NVDR (The)	41,600	348,009
Siam City Cement PCL (Foreign)	123,813	870,815
Siam Commercial Bank PCL (Foreign)	1,001,366	2,761,319
Siam Makro PCL (Foreign)	42,900	154,187
Thai Oil PCL (Foreign)	196,000	267,204
*TMB Bank PCL (Foreign)	3,780,000	229,552

TOTAL THAILAND		42,223,933

TURKEY — (2.3%)
Akbank T.A.S.	1,429,079	7,910,650
Anadolu Efes Biracilik ve Malt Sanayi A.S.	318,953	4,019,966
Asya Katilim Bankasi A.S.	151,578	378,488
BIM BirlesikMagazalar A.S.	35,088	1,076,916
Dogan Sirketler Grubu Holdings A.S.	399,572	288,303
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	441,185	1,623,956
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,767,031
Ford Otomotiv Sanayi A.S.	114,792	853,535
Koc Holding A.S. Series B	775,171	3,056,128
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,915,738
*Turk Hava Yollari A.S.	150,171	434,300
Turkcell Iletisim Hizmetleri A.S.	240,093	1,399,256
Turkiye Garanti Bankasi A.S.	2,842,585	14,706,780
Turkiye Halk Bankasi	139,950	1,133,554
Turkiye Is Bankasi A.S.	2,088,220	7,829,358
Turkiye Vakiflar Bankasi T.A.O.	385,861	1,043,423
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,793,511

TOTAL TURKEY		56,230,896

TOTAL COMMON STOCKS		2,029,463,840

PREFERRED STOCKS — (8.5%)
BRAZIL — (8.5%)
Banco Bradesco SA	1,584,132	29,047,224
*Brasil Telecom SA	436,993	2,862,269
*Brasil Telecom SA ADR	14,349	280,666
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,283,606
Companhia de Bebidas das Americas	83	8,951
#Companhia de Bebidas das Americas Preferred ADR	151,600	16,557,752
Companhia Energetica de Minas Gerais SA	450,721	6,721,863
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,637
Gerdau SA	756,268	10,956,168

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Itau Unibanco Holding SA	1,765,755	$39,525,685
#Itau Unibanco Holding SA ADR	271,346	6,075,437
Petroleo Brasilerio SA ADR	1,206,109	38,414,572
Tele Norte Leste Participacoes SA	180,034	2,644,006
Tele Norte Leste Participacoes SA ADR	127,600	1,866,788
Telecomunicacoes de Sao Paulo SA	96,700	2,090,915
Telemar Norte Leste SA	33,612	877,375
#Ultrapar Participacoes SA Sponsored ADR	63,577	3,299,646
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	5,453,389
Vale SA Series A	1,412,691	34,289,162
*Vale SA Series B	81,160	—
Vale SA Sponsored ADR	166,500	4,034,295
Vivo Participacoes SA	134,958	3,617,961

TOTAL BRAZIL		210,912,367

TOTAL PREFERRED STOCKS		210,912,367

RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
#*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,195
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	172

TOTAL CHINA		2,367

TOTAL RIGHTS/WARRANTS		2,367

	Face Amount
	(000)	Value†

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $4,570,000 FHLMC 2.975%(r), 06/15/37, valued at $3,572,591) to be repurchased at 3,516,056	$3,516	3,516,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.5%)
§@DFA Short Term Investment Fund	233,189,721	233,189,721
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $937,308) to be repurchased at $918,944	$919	918,929

TOTAL SECURITIES LENDING COLLATERAL		234,108,650

TOTAL INVESTMENTS — (100.0%) (Cost $1,344,348,735)##		$2,478,003,224

THE EMERGING MARKETS SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,553,948	—	—	$1,553,948
Brazil	76,459,833	—	—	76,459,833
Chile	48,855,389	—	—	48,855,389
China	86,378,187	$163,121,440	—	249,499,627
Czech Republic	—	19,243,522	—	19,243,522
Hungary	—	25,217,157	—	25,217,157
India	21,685,147	248,871,461	—	270,556,608
Indonesia	—	67,966,607	—	67,966,607
Israel	—	31	—	31
Malaysia	—	112,274,098	—	112,274,098
Mexico	158,314,865	221,366	—	158,536,231
Philippines	—	12,137,825	—	12,137,825
Poland	—	32,767,192	—	32,767,192
Russia	—	102,639,059	—	102,639,059
South Africa	56,025,989	141,298,255	—	197,324,244
South Korea	3,361,904	292,117,539	—	295,479,443
Taiwan	9,936,496	250,561,701	—	260,498,197
Thailand	42,223,933	—	—	42,223,933
Turkey	—	56,230,896	—	56,230,896
Preferred Stocks
Brazil	210,912,367	—	—	210,912,367
Rights/Warrants
China	2,367	—	—	2,367
Temporary Cash Investments	—	3,516,000	—	3,516,000
Securities Lending Collateral	—	234,108,650	—	234,108,650

TOTAL	$715,710,425	$1,762,292,799	—	$2,478,003,224

See accompanying Notes to Schedules of Investments.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.6%)
ARGENTINA — (0.0%)
Ferrum SA de Ceramica y Metalurgica Series B	1	$—

BRAZIL — (7.7%)
Acos Villares SA	2,342,500	985,587
*Acucar Guarani SA	91,900	218,411
AES Tiete SA (2440693)	53,900	572,465
AES Tiete SA (2441038)	97,828	1,223,684
*All America Latina Logistica SA	68,850	648,258
American Banknote SA	76,200	670,238
*Amil Participacoes SA	195,708	1,714,726
Anhanguera Educacional Participacoes SA	155,700	2,434,472
B2W Cia Global Do Varejo	123,200	2,329,088
Banco ABC Brasil SA	79,864	631,628
Banco Alfa de Investimento SA	700	2,901
Banco Daycoval SA	42,300	213,809
Banco Industrial e Comercial SA	101,620	806,004
Banco Panamericano SA	111,500	566,122
Banco Pine SA	62,500	387,338
Banco Sofisa SA	92,600	230,605
Bematech SA	68,200	356,743
*Bombril SA	17,600	84,057
BR Malls Participacoes SA	276,779	4,160,812
Brasil Brokers Participacoes SA	132,600	512,668
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,004,620	514,077
Brookfield Incorporacoes SA	434,862	2,262,331
Camargo Correa Desenvolvimento Imobiliario SA	89,936	290,446
Cia de Gas de Sao Paulo SA	27,000	556,487
Cia de Saneamento de Minas Gerais-Copasa	75,300	1,083,604
Cia de Saneamento do Parana	176,900	275,589
Cia Energetica de Sao Paulo	159,900	2,438,320
Cia Hering SA	37,450	1,255,431
#Companhia de Saneamento Basico do Estado de Sao Paulo ADR	33,100	1,317,711
Contax Participacoes SA	1,500	25,415
*Cosan SA Industria e Comercio	62,800	903,009
CR2 Empreendimentos Imobiliarios SA	6,600	19,701
Cremer SA	40,896	419,703
Cyrela Brazil Realty SA Empreendimentos e Participacoes	123,033	1,722,938
Diagnosticos Da America SA	507,200	4,908,201
*Drogasil SA	44,916	934,686
Duratex SA	624,462	6,568,426
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	124,900	2,628,240
Energias do Brazil SA	62,102	1,252,421
*Equatorial Energia SA	32,500	307,667
*Estacio Participacoes SA	4,700	56,091
Eternit SA	188,589	911,421
Even Construtora e Incorporadora SA	224,850	1,048,311
EZ Tec Empreendimentos e Participacoes SA	103,758	553,360
Ferbasa-Ferro Ligas da Bahia SA	92,500	632,690
*Fertilizantes Fosfatados SA	123,100	1,073,660
Gafisa SA	301,600	2,251,540
Gafisa SA ADR	180,131	2,727,183
*General Shopping Brasil SA	48,917	252,261
*Globex Utilidades SA	58,737	512,630
#*Gol Linhas Aereas Inteligentes SA ADR	137,727	1,944,705
Grendene SA	201,494	922,235
Guararapes Confeccoes SA	9,600	412,099
Helbor Empreendimentos SA	34,824	277,198
*IdeiasNet SA	234,800	408,510
Iguatemi Empresa de Shopping Centers SA	60,100	1,189,152

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Industrias Romi SA	77,500	$563,580
*Inepar SA Industria e Construcoes	32,940	92,520
*Inpar SA	525,100	970,306
*Iochpe-Maxion SA	50,880	561,219
JHSF Participacoes SA	156,300	271,046
*Joao Fortes Engenharia SA	37,300	250,250
*Kepler Weber SA	1,804,000	369,252
*Kroton Educacional SA	52,867	425,930
Light SA	199,200	2,505,290
*LLX Logistica SA	428,825	2,162,655
Localiza Rent a Car SA	219,700	3,029,182
Lojas Renner SA	273,700	9,184,543
*LPS Brasil Consultoria de Imoveis SA	52,324	803,245
*Lupatech SA	34,700	419,249
M Dias Branco SA	44,100	997,190
*M&G Poliester SA	640,780	61,936
*Magnesita Refratarios SA	538,604	3,680,930
Marfrig Alimentos SA	210,300	2,104,435
Marisa Lojas SA	46,175	582,569
*Minerva SA	73,658	287,713
*MMX Mineracao e Metalicos SA	314,284	2,121,077
*MPX Energia SA	67,900	806,863
MRV Engenharia e Participacoes SA	300,000	2,703,548
Multiplan Empreendimentos Imobiliarios SA	82,900	1,569,576
*Natura Cosmeticos SA	64,136	1,677,426
Obrascon Huarte Lain Brasil SA	45,000	1,160,820
OdontoPrev SA	192,800	1,814,214
Parana Banco SA	29,200	139,459
*Paranapanema SA	355,521	1,263,365
PDG Realty SA Empreendimentos e Participacoes	459,817	4,865,360
*Plascar Participacoes Industriais SA	155,200	300,023
Porto Seguro SA	261,800	3,020,197
Positivo Informatica SA	33,300	340,801
Profarma Distribuidora de Produtos Farmaceuticos SA	17,400	158,290
Rodobens Negocios Imobiliarios SA	16,440	129,927
Rossi Residencial SA	334,090	3,050,651
Santos Brasil Participacoes SA	9,600	92,791
Sao Carlos Empreendimentos e Participacoes SA	52,700	520,768
Sao Martinho SA	82,812	749,583
Sao Paulo Alpargatas SA	102,000	481,351
SLC Agricola SA	87,500	749,730
Springs Global Participacoes SA	78,200	194,744
Sul America SA	322,248	2,828,923
#*TAM SA Sponsored ADR	38,100	643,128
Tecnisa SA	19,000	102,627
*Tegma Gestao Logistica	24,735	203,922
Terna Participacoes SA	3,800	62,440
Totvs SA	49,764	3,640,626
Trisul SA	8,038	29,386
Universo Online SA	72,700	376,148

TOTAL BRAZIL		128,727,869

CHILE — (2.6%)
AFP Cuprum SA	1,398	65,975
Aguas Andinas SA Series A	748,702	339,699
Almendral SA	1,445,104	159,412
Banmedica SA	1,312,094	1,661,356
Besalco SA	270,428	318,028
Cementos Bio-Bio SA	452,622	1,167,917
Cia Cervecerias Unidas SA ADR	11,200	592,704
Cia General de Electricidad SA	72,464	460,155

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Cintac SA	324,650	$215,561
Compania Cervecerias Unidas SA	204,100	2,151,537
*Compania SudAmericana de Vapores SA	2,745,213	2,880,828
*Corpbanca SA	285,638,523	3,233,127
#Corpbanca SA ADR	31,658	1,828,249
Cristalerias de Chile SA	159,630	1,883,404
E.CL SA	364,342	779,360
Embotelladora Andina SA Series A ADR	248	5,466
Embotelladora Andina SA Series B	431,663	1,888,966
Embotelladora Andina SA Series B ADR	900	23,904
Empresa Electrica Pilmaiquen SA	60,267	245,230
*Empresas Iansa SA	6,287,667	545,956
*Empresas La Polar SA	801,254	4,865,168
ENTEL Chile SA	85,352	1,219,899
Farmacias Ahumada SA	249,596	761,358
Forus SA	24,439	52,043
Gasco SA	76,171	486,618
Grupo Security SA	136,267	54,640
Industrias Forestales SA	20,000	5,103
Inversiones Aguas Metropolitanas SA	1,598,644	2,116,191
Madeco SA	28,391,276	1,565,946
*Masisa SA	8,936,076	1,350,912
*Multiexport Foods SA	1,414,508	508,816
Parque Arauco SA	1,055,338	1,589,334
Ripley Corp SA	1,237,107	1,343,314
Salfacorp SA	354,454	871,430
*Sigdo Koppers SA	236,639	349,567
Socovesa SA	1,370,698	712,658
*Sonda SA	951,577	1,650,313
Soquimic Comercial SA	562,478	258,983
Vina Concha Y Toro SA	1,210,803	2,903,604
#Vina Concha Y Toro SA Sponsored ADR	1,725	81,938
Vina San Pedro Tarapaca SA	40,113,498	345,534

TOTAL CHILE		43,540,203

CHINA — (11.2%)
#A8 Digital Music Holdings, Ltd.	322,000	192,835
#Agile Property Holdings, Ltd.	1,580,000	2,058,737
#Ajisen China Holdings, Ltd.	480,000	566,390
AMVIG Holdings, Ltd.	458,000	255,520
#Anhui Expressway Co., Ltd.	834,000	525,902
Anhui Tianda Oil Pipe Co., Ltd.	392,000	150,600
#*Anta Sports Products, Ltd.	467,000	825,415
Anton Oilfield Services Group	786,000	80,157
Asia Cement China Holdings Corp.	524,500	262,874
*AVIC International Holding HK, Ltd.	1,930,000	89,563
#*AviChina Industry and Technology Co., Ltd.	2,096,000	858,220
Baoye Group Co., Ltd.	1,802,000	1,152,153
Beijing Capital International Airport Co., Ltd.	1,578,000	836,507
#Beijing Capital Land, Ltd.	4,358,500	1,414,486
*Beijing Development HK, Ltd.	446,000	89,700
Beijing Jingkelong Co., Ltd.	209,488	231,057
#Beijing North Star Co., Ltd.	810,000	225,708
#Bosideng International Holdings, Ltd.	2,188,000	676,528
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	5,064,315
#BYD Electronic International Co., Ltd.	1,022,575	571,968
Central China Real Estate, Ltd.	645,000	166,461
Centron Telecom International Holdings, Ltd.	375,100	100,479
Chaoda Modern Agriculture (Holdings), Ltd.	2,587,245	2,779,488
China Aerospace International Holdings, Ltd.	8,318,500	1,009,045
China Agri-Industries Holdings, Ltd.	4,000	4,521

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
#China Aoyuan Property Group, Ltd.	1,328,000	$214,092
#China Automation Group, Ltd.	457,000	318,884
China BlueChemical, Ltd.	1,416,000	910,165
*China Chengtong Development Group, Ltd.	1,216,000	70,422
China Communications Services Corp., Ltd.	1,956,000	993,967
*China Dongxiang Group Co.	2,075,000	1,171,542
*China Energine International Holdings, Ltd.	1,206,000	129,186
#China Everbright International, Ltd.	5,281,800	2,429,312
China Everbright, Ltd.	650,000	1,689,764
#China Foods, Ltd.	1,076,000	679,958
#China Gas Holdings, Ltd.	5,115,500	2,600,668
*China Grand Forestry Green Resources Group, Ltd.	9,778,000	242,123
#China Green (Holdings), Ltd.	651,000	676,310
China Haidian Holdings, Ltd.	1,480,000	171,797
#China High Speed Transmission Equipment Group Co., Ltd.	980,000	2,241,124
#China Huiyuan Juice Group, Ltd.	654,500	503,038
*China Mining Resources Group, Ltd.	20,164,900	527,570
#*China Molybdenum Co., Ltd.	1,135,000	702,485
China National Building Material Co., Ltd.	734,000	1,391,236
#China National Materials Co., Ltd.	821,000	642,206
*China Nickel Resources Holding Co., Ltd.	542,000	89,573
*China Oil & Gas Group, Ltd.	4,380,000	513,998
China Pharmaceutical Group, Ltd.	978,000	550,420
#China Power International Development, Ltd.	5,805,200	1,280,156
#*China Power New Energy Development Co., Ltd.	4,540,000	469,226
*China Properties Group, Ltd.	703,000	185,860
*China Qinfa Group, Ltd.	78,000	24,464
*China Rare Earth Holdings, Ltd.	790,000	193,546
China Resources Gas Group, Ltd.	478,000	694,546
*China Resources Microelectronics, Ltd.	3,875,000	179,643
*China Seven Star Shopping, Ltd.	5,030,000	91,134
*China Shanshui Cement Group, Ltd.	739,000	398,174
China Shineway Pharmaceutical Group, Ltd.	460,200	1,240,704
*China Singyes Solar Technologies Holdings, Ltd.	22,000	12,332
#China Starch Holdings, Ltd.	2,675,000	237,976
#China State Construction International Holdings, Ltd.	3,580,800	1,572,676
*China Travel International Investment Hong Kong, Ltd.	13,617,900	3,389,251
*China Water Affairs Group, Ltd.	1,252,000	465,616
#China Wireless Technologies, Ltd.	1,100,000	441,596
#China Yurun Food Group, Ltd.	1,688,000	5,552,937
*Chinese People Holdings Co., Ltd.	168,000	6,924
#*Chongqing Iron & Steel Co., Ltd.	1,681,400	475,287
Chongqing Machinery & Electric Co., Ltd.	982,000	253,677
#*CIMC Enric Holdings, Ltd.	210,000	102,841
*Citic 21CN Co., Ltd.	4,363,200	592,015
*CITIC Resources Holdings, Ltd.	8,560,600	1,790,086
*Clear Media, Ltd.	77,000	47,208
*Coastal Greenland, Ltd.	750,000	41,616
#Comba Telecom Systems Holdings, Ltd.	741,300	764,371
#COSCO International Holdings, Ltd.	3,287,000	1,784,058
COSCO Pacific, Ltd.	1,232,000	1,684,954
Coslight Technology International Group, Ltd.	120,000	104,606
Dachan Food Asia, Ltd.	337,000	69,069
Dalian Port PDA Co., Ltd.	734,000	318,844
Daphne International Holdings, Ltd.	1,040,000	967,445
Denway Motors, Ltd.	3,462,000	1,769,188
Digital China Holdings, Ltd.	642,800	1,039,840
Dongfang Electric Co., Ltd.	13,200	45,525
Dongyue Group	891,000	195,130
Dynasty Fine Wines Group, Ltd.	452,000	189,279
Embry Holdings, Ltd.	106,000	58,629

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Enerchina Holdings, Ltd.	10,646,167	$168,720
First Tractor Co., Ltd.	523,176	343,465
*Founder Holdings, Ltd.	1,548,900	96,029
#Franshion Properties China, Ltd.	4,346,000	1,266,255
#Fufeng Group, Ltd.	852,000	593,172
Fushan International Energy Group, Ltd.	3,236,000	1,874,573
*GCL Poly Energy Holdings, Ltd.	2,687,680	625,040
#Geely Automobile Holdings, Ltd.	4,175,000	1,568,788
*Genesis Energy Holdings, Ltd.	5,100,000	309,430
*Global Bio-Chem Technology Group Co., Ltd.	1,810,800	293,793
*Goldbond Group Holdings, Ltd.	1,150,000	75,627
#Golden Eagle Retail Group, Ltd.	564,000	1,338,501
#*Golden Meditech Holdings, Ltd.	1,396,000	267,651
Goldlion Holdings, Ltd.	192,490	67,551
#Great Wall Motor Co., Ltd.	698,500	1,395,830
Great Wall Technology Co., Ltd.	698,950	305,990
Greentown China Holdings, Ltd.	569,500	708,589
Guangdong Investment, Ltd.	5,402,000	2,711,196
#Guangshen Railway Co., Ltd. Sponsored ADR	26,271	481,022
#*Guangzhou Investment Co., Ltd.	5,310,000	1,287,494
Guangzhou Pharmaceutical Co., Ltd.	268,000	233,702
Guangzhou R&F Properties Co., Ltd.	742,400	1,165,888
#Guangzhou Shipyard International Co., Ltd.	280,000	440,187
#GZI Transportation, Ltd.	2,038,018	1,052,500
*Haier Electronics Group Co., Ltd.	738,000	514,868
Hainan Meilan International Airport Co., Ltd.	140,000	155,094
Haitian International Holdings, Ltd.	505,000	384,623
Harbin Power Equipment Co., Ltd.	708,000	620,792
#*Heng Tai Consumables Group, Ltd.	1,885,000	187,100
Hengdeli Holdings, Ltd.	1,626,000	745,782
#*Hi Sun Technology (China), Ltd.	1,962,000	768,432
*Hidili Industry International Development, Ltd.	1,048,000	948,507
#*HKC (Holdings), Ltd.	14,610,447	1,017,945
*Hong Kong Energy Holdings, Ltd.	172,095	14,248
#*Honghua Group, Ltd.	1,452,000	196,957
#Hopson Development Holdings, Ltd.	3,476,000	4,735,376
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	868,000	279,203
*Huabao International Holdings, Ltd.	1,127,014	1,456,923
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	2,817,595
#*Inspur International, Ltd.	2,850,000	283,120
*Interchina Holdings Co.	610,000	65,969
Intime Department Store Group Co., Ltd.	766,000	790,660
*Jingwei Textile Machinery Co., Ltd.	202,000	69,149
Ju Teng International Holdings, Ltd.	1,087,856	776,909
*Kai Yuan Holdings, Ltd.	4,980,000	192,545
*Kasen International Holdings, Ltd.	222,000	59,092
*Kingboard Chemical Holdings, Ltd.	351,500	1,626,872
#Kingboard Laminates Holdings, Ltd.	1,099,000	1,101,046
Kingdee International Software Group Co., Ltd.	1,676,000	706,536
#Kingsoft Corp., Ltd.	508,000	298,732
*Kingway Brewery Holdings, Ltd.	4,962,800	1,071,456
KWG Property Holding, Ltd.	1,109,000	827,643
Lai Fung Holdings, Ltd.	4,018,000	139,765
*Lee & Man Paper Manufacturing, Ltd.	1,626,800	1,199,923
#Li Ning Co., Ltd.	781,835	2,599,897
Lianhua Supermarket Holdings Co., Ltd.	326,000	1,405,531
Lingbao Gold Co., Ltd.	1,384,000	499,483
Little Sheep Group, Ltd.	399,000	236,696
#Lonking Holdings, Ltd.	3,324,000	2,524,007
Maoye International Holdings, Ltd.	1,315,000	535,183
*Media China Corp, Ltd.	2,600,000	18,123

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
MIN XIN Holdings, Ltd.	228,000	$103,482
#Mingyuan Medicare Development Co., Ltd.	1,960,000	224,568
*Minmetals Resources, Ltd.	4,398,000	1,714,126
#Minth Group, Ltd.	561,000	843,614
*Nan Hai Corp, Ltd.	19,200,000	148,433
*Nanjing Panda Electronics Co., Ltd.	284,000	72,482
*Neo-China Land Group (Holdings), Ltd.	1,594,025	588,974
NetDragon Websoft, Inc.	207,044	100,106
#New World China Land, Ltd.	1,730,600	602,825
New World Department Store China, Ltd.	585,462	514,009
*Northeast Electric Development Co., Ltd.	220,000	43,426
#*Oriental Ginza Holdings, Ltd.	149,000	31,751
Pacific Online	213,150	91,770
*Poly Hong Kong Investment, Ltd.	1,632,932	1,969,477
Ports Design, Ltd.	480,000	1,236,955
*Prosperity International Holdings HK, Ltd.	1,700,000	106,382
Qin Jia Yuan Media Services Co., Ltd.	388,000	64,007
Qingling Motors Co., Ltd.	654,000	165,247
*QX PAPER, Ltd.	343,609	139,676
Regent Manner International, Ltd.	346,000	173,462
REXLot Holdings, Ltd.	7,075,000	610,955
*Richly Field China Development, Ltd.	4,440,000	112,050
Road King Infrastructure, Ltd.	4,000	3,469
Samson Holding, Ltd.	686,000	113,076
#*Semiconductor Manufacturing International Corp.	93,483,000	6,595,624
Shandong Chenming Paper Holdings, Ltd.	300,500	239,933
Shandong Molong Petroleum Machinery Co., Ltd.	178,268	169,270
*Shandong Xinhua Pharmaceutical Co., Ltd.	36,000	14,828
#Shanghai Forte Land Co., Ltd.	918,000	275,486
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	1,344,000	356,819
Shanghai Prime Machinery Co., Ltd.	4,280,000	788,312
Shanghai Zendai Property, Ltd.	4,650,000	194,836
Shenji Group Kunming Machine Tool Co., Ltd.	156,250	102,414
Shenzhen Expressway Co., Ltd.	1,724,400	835,036
Shenzhen International Holdings, Ltd.	42,344,300	2,672,894
Shenzhen Investment, Ltd.	10,080,000	3,435,366
#Shenzhou International Group	429,000	567,259
*Shougang Concord International Enterprises Co., Ltd.	11,314,100	1,914,978
#Shui On Land, Ltd.	3,141,000	1,430,823
Sichuan Expressway Co., Ltd.	1,552,000	919,206
Sichuan Xinhua Winshare Chainstore Co., Ltd.	351,000	184,256
*Silver base Group Holdings, Ltd.	297,000	123,272
Silver Grant International Industries, Ltd.	1,670,000	490,718
#SIM Technology Group, Ltd.	674,000	148,751
#Sino Biopharmaceutical, Ltd.	1,092,000	416,689
*Sino Union Energy Investment Group, Ltd.	3,810,000	333,973
SinoCom Software Group, Ltd.	1,550,200	234,284
*Sinofert Holdings, Ltd.	2,267,327	1,001,953
*Sino-i Technology, Ltd.	1,970,000	10,650
Sinolink Worldwide Holdings, Ltd.	10,218,800	1,581,017
SinoMedia Holding, Ltd.	196,000	53,096
Sinopec Kantons Holdings, Ltd.	360,000	172,049
#*Sinopec Yizheng Chemical Fibre Co., Ltd.	1,540,000	364,733
Sinotrans Shipping, Ltd.	1,299,500	562,754
Sinotrans, Ltd.	1,722,000	430,373
#Sinotruk Hong Kong, Ltd.	683,000	629,307
#Skyworth Digital Holdings, Ltd.	6,543,562	4,741,295
#*Soho China, Ltd.	2,320,083	1,436,558
#*Solargiga Energy Holdings, Ltd.	481,000	110,329
#SPG Land Holdings, Ltd.	407,425	207,272
#SRE Group, Ltd.	11,833,053	1,312,271

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
CHINA — (Continued)
Sunny Optical Technology Group Co., Ltd.	264,000	$54,545
Tak Sing Alliance Holdings, Ltd.	236,000	31,953
TCC International Holdings, Ltd.	150,605	52,936
TCL Communication Technology Holdings, Ltd.	1,938,198	1,050,331
TCL Multimedia Technology Holdings, Ltd.	2,068,510	924,157
Tian An China Investments Co., Ltd.	536,000	350,580
Tiangong International Co., Ltd.	167,000	67,145
#Tianjin Capital Environmental Protection Group Co., Ltd.	1,542,000	497,180
#Tianjin Development Holdings, Ltd.	1,515,800	989,494
#*Tianjin Port Development Holdings, Ltd.	3,016,800	746,638
#*Tianneng Power International, Ltd.	652,000	254,717
#Tomson Group, Ltd.	666,443	259,670
Towngas China Co., Ltd.	2,893,000	1,137,054
Travelsky Technology, Ltd.	514,470	473,895
Truly International Holdings, Ltd.	220,000	299,609
#*Uni-President China Holdings, Ltd.	1,191,000	664,196
*United Energy Group, Ltd.	3,274,450	321,129
*United Gene High-Tech Group, Ltd.	5,290,000	156,248
#Vinda International Holdings, Ltd.	457,000	439,745
#VODone, Ltd.	2,502,000	787,252
#*Wasion Group Holdings, Ltd.	586,000	467,718
Weichai Power Co., Ltd.	600	4,968
Weiqiao Textile Co., Ltd.	2,212,000	1,548,617
Welling Holding, Ltd.	5,168,000	220,353
Wuyi International Pharmaceutical Co., Ltd.	540,000	49,378
#Xiamen International Port Co., Ltd.	5,166,000	954,129
Xinao Gas Holdings, Ltd.	2,178,000	5,164,082
Xingda International Holdings, Ltd.	742,000	502,515
#Xinjiang Xinxin Mining Industry Co., Ltd.	639,000	338,850
#Xiwang Sugar Holdings Co., Ltd.	1,803,178	469,840
#XTEP International Holdings, Ltd.	622,500	448,088
Yip’s Chemical Holdings, Ltd.	304,000	307,981
Yorkey Optical International Cayman, Ltd.	95,774	19,170
Zhaojin Mining Industry Co., Ltd.	394,167	854,613
Zhejiang Expressway Co., Ltd.	1,064,000	1,012,536
#*Zhejiang Glass Co., Ltd.	445,000	142,079
*Zhong An Real Estate, Ltd.	791,400	204,109
Zhuzhou CSR Times Electric Co., Ltd.	494,000	1,324,031

TOTAL CHINA		187,346,210

HUNGARY — (0.2%)
*Danubius Hotel & Spa NYRT	45,091	822,116
Egis Gyogyszergyar NYRT	197	19,001
#*FHB Mortgage Bank NYRT	75,102	406,771
*Fotex Holding SE Co., Ltd.	119,895	210,788
*PannErgy P.L.C.	127,046	468,191
*RABA Automotive Holding NYRT	242,856	979,976
Zwack Unicum NYRT	1,100	94,359

TOTAL HUNGARY		3,001,202

INDIA — (11.3%)
*3M India, Ltd.	4,899	369,519
Aban Offshore, Ltd.	12,238	230,216
*Abhishek Industries, Ltd.	172,482	61,409
*Adhunik Metaliks, Ltd.	54,118	132,528
*Aditya Birla Nuvo, Ltd.	25,024	417,582
Ador Welding, Ltd.	8,088	37,013
*Advanta India, Ltd.	2,743	27,812
AGC Networks, Ltd.	5,050	29,160
*Agro Tech Foods, Ltd.	39,674	255,756
AIA Engineering, Ltd.	31,959	248,734

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Ajmera Realty & Infra India, Ltd.	33,510	$116,566
*Akzo Nobel India, Ltd.	50,985	954,886
*Alembic, Ltd.	265,727	330,636
Allahabad Bank, Ltd.	125,160	518,890
Allcargo Global Logistics, Ltd.	2,424	8,853
*Alok Industries, Ltd.	315,146	139,283
Alstom Projects India, Ltd.	24,288	369,510
*Amara Raja Batteries, Ltd.	12,170	49,490
Amtek Auto, Ltd.	124,386	500,622
Andhra Bank	135,203	417,804
*Ansal Properties & Infrastructure, Ltd.	196,315	339,925
*Apollo Hospitals Enterprise, Ltd.	124,821	2,111,766
*Apollo Tyres, Ltd.	663,125	913,099
*Aptech, Ltd.	69,254	211,524
*Arvind Mills, Ltd.	279,573	209,275
*Asahi India Glass, Ltd.	220,013	333,776
*Ashapura Minechem, Ltd.	62,965	85,091
*Ashok Leyland, Ltd.	473,432	723,936
Asian Hotels, Ltd.	13,104	138,476
Aurobindo Pharma, Ltd.	108,294	2,275,553
Automotive Axles, Ltd.	19,185	189,738
Aventis Pharma, Ltd.	23,466	944,621
*Bajaj Auto Finance, Ltd.	54,772	674,193
*Bajaj Electricals, Ltd.	42,264	225,805
Bajaj Finserv, Ltd.	24,501	227,938
Bajaj Hindusthan, Ltd.	81,444	203,148
Bajaj Holdings & Investment, Ltd.	42,738	666,433
Balaji Telefilms, Ltd.	131,073	156,408
Ballarpur Industries, Ltd.	910,052	650,781
*Balmer Lawrie & Co., Ltd.	23,290	327,387
Balrampur Chini Mills, Ltd.	745,160	1,336,153
Bank of Maharashtra, Ltd.	437,791	613,268
*Bank of Rajasthan, Ltd.	221,503	844,194
Bannari Amman Sugars, Ltd.	15,919	284,447
BASF India, Ltd.	2,602	26,433
Bata India, Ltd.	86,199	530,933
*BEML, Ltd.	8,967	196,790
*Bengal & Assam Co., Ltd.	3,943	17,162
Berger Paints India, Ltd.	531,407	889,849
*BGR Energy Systems, Ltd.	31,477	496,047
Bharat Electronics, Ltd.	3,242	126,531
*Bharat Forge, Ltd.	115,581	815,772
*Bharati Shipyard, Ltd.	44,652	224,355
*Bhushan Steel, Ltd.	78,309	2,633,217
Binani Cement, Ltd.	19,970	35,285
*Biocon, Ltd.	56,399	376,790
Birla Corp., Ltd.	104,359	824,077
Blue Dart Express, Ltd.	16,011	384,907
Blue Star, Ltd.	119,701	1,139,545
Bombay Burmah Trading Co.	10,000	98,131
*Bombay Dyeing & Manufacturing Co., Ltd.	56,142	632,372
*Bombay Rayon Fashions, Ltd.	37,443	213,412
*Britannia Industries, Ltd.	30,375	1,290,258
Cadila Healthcare, Ltd.	109,401	1,497,761
Carborundum Universal, Ltd.	152,175	695,343
*Central Bank Of India	194,083	701,059
Centum Electronics, Ltd.	9,432	20,964
Century Enka, Ltd.	7,619	37,117
*Century Textiles & Industries, Ltd.	6,028	58,253
CESC, Ltd.	164,998	1,403,934
*Chambal Fertilizers & Chemicals, Ltd.	539,201	772,281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Chemplast Sanmar, Ltd.	79,745	$15,276
*Chennai Petroleum Corp., Ltd.	155,542	865,154
*Chillwinds Hotels, Ltd.	13,104	95,008
Cholamandalam Investment and Finance Co., Ltd.	38,368	123,854
*City Union Bank, Ltd.	630,312	538,338
Clariant Chemicals (India), Ltd.	25,417	357,187
CMC, Ltd.	27,821	1,046,707
*Core Projects & Technologies, Ltd.	4,642	26,502
Coromandel International, Ltd.	218,053	2,551,847
Corp. Bank	47,850	590,922
Crisil, Ltd.	10,145	1,253,317
Crompton Greaves, Ltd.	90,237	537,150
Cummins India, Ltd.	54,392	746,650
Dalmia Cement (Bharat), Ltd.	60,289	267,562
DCM Shriram Consolidated, Ltd.	258,455	267,710
Deccan Chronicle Holdings, Ltd.	65,585	189,715
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	143,664	453,589
*Dewan Housing Finance Corp., Ltd.	19,803	118,010
*Dish TV (India), Ltd.	218,235	209,304
*Dishman Pharmaceuticals & Chemicals, Ltd.	109,719	521,392
*Divi’s Laboratories, Ltd.	48,396	782,384
E.I.D. - Parry (India), Ltd.	142,978	1,191,227
*eClerx Services, Ltd.	2,226	21,181
Edelweiss Capital, Ltd.	10,155	106,842
Eicher Motors, Ltd.	44,035	936,590
EIH, Ltd.	136,145	375,718
*Elder Pharmaceuticals, Ltd.	41,972	318,939
*Electrosteel Casings, Ltd.	384,060	405,278
Elgi Equipments, Ltd.	112,237	298,163
*Era Infra Engineering, Ltd.	90,179	411,557
Esab India, Ltd.	26,438	336,223
Escorts, Ltd.	105,268	446,651
*Ess Dee Aluminium, Ltd.	8,869	98,772
*Essar Shipping Ports & Logistics, Ltd.	210,238	388,705
*Essel Propack, Ltd.	229,455	230,063
*Eveready Industries (India), Ltd.	108,836	170,944
*Everest Kanto Cylinder, Ltd.	35,000	88,708
Exide Industries, Ltd.	923,744	2,899,417
FAG Bearings (India), Ltd.	26,817	443,721
*FDC, Ltd.	245,896	455,045
*Federal Bank, Ltd.	279,298	2,091,369
Financial Technologies (India), Ltd.	30,055	793,330
*Finolex Cables, Ltd.	253,437	305,917
*Finolex Industries, Ltd.	229,394	425,028
*Fortis Healthcare, Ltd.	71,508	239,931
*Fresenius Kabi Oncology, Ltd.	11,883	40,933
*Gammon India, Ltd.	141,799	661,815
*Gammon Infrastructure Projects, Ltd.	50,558	27,379
Geodesic, Ltd.	144,811	274,893
GHCL, Ltd.	159,986	171,073
Gillette India, Ltd.	9,020	354,221
GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	2,160,076
Glenmark Pharmaceuticals, Ltd.	157,157	915,128
*Godfrey Phillips India, Ltd.	2,778	110,651
Godrej Consumer Products, Ltd.	295,660	2,194,193
Godrej Industries, Ltd.	146,574	603,164
*Goetze (India), Ltd.	60,504	185,866
*Graphite India, Ltd.	221,802	456,448
*Great Eastern Shipping Co., Ltd.	91,110	565,325
*Great Offshore, Ltd.	42,090	368,980
Greaves Cotton, Ltd.	92,367	678,041

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Grindwell Norton, Ltd.	5,075	$23,083
Gruh Finance, Ltd.	8,913	64,229
*GTL Infrastructure, Ltd.	516,486	518,124
*GTL, Ltd.	172,195	1,585,231
*Gujarat Alkalies & Chemicals, Ltd.	135,835	372,512
Gujarat Ambuja Exports, Ltd.	180,510	111,162
Gujarat Fluorochemicals, Ltd.	145,154	626,315
Gujarat Gas Co., Ltd.	171,320	1,134,626
*Gujarat Mineral Development Corp., Ltd.	19,959	52,072
*Gujarat Narmada Valley Fertilizers Co., Ltd.	190,388	469,704
*Gujarat State Fertilizers & Chemicals, Ltd.	97,061	601,563
Gujarat State Petronet, Ltd.	172,621	396,484
*GVK Power & Infrastructure, Ltd.	788,303	741,446
*H.E.G., Ltd.	58,975	390,034
HCL Infosystems, Ltd.	280,963	621,395
*HeidelbergCement India, Ltd.	274,729	273,751
Hexaware Technologies, Ltd.	166,745	295,723
Hikal, Ltd.	17,498	143,564
*Himachal Futuristic Communications, Ltd.	705,174	152,798
*Hinduja Global Solutions, Ltd.	36,075	356,111
*Hinduja Ventures, Ltd.	36,075	281,940
Hindustan Construction Co., Ltd.	512,201	1,480,412
*Hindustan Oil Exploration Co., Ltd.	68,772	324,735
*Hindustan Petroleum Corp, Ltd.	10,181	95,038
Honeywell Automation India, Ltd.	6,781	411,803
*Hotel Leelaventure, Ltd.	513,732	538,709
*Housing Development & Infrastructure, Ltd.	112,538	648,467
HSIL, Ltd.	69,904	183,677
*HT Media, Ltd.	7,897	26,772
*IBN18 Broadcast , Ltd.	8,227	16,090
*ICSA (India), Ltd.	8,443	24,185
*IDBI Bank, Ltd.	245,091	630,467
*India Cements, Ltd.	148,839	343,405
India Infoline, Ltd.	94,224	185,239
Indiabulls Financial Services, Ltd.	226,804	772,485
*Indiabulls Real Estate, Ltd.	282,481	998,858
*Indian Bank	116,452	563,623
*Indian Hotels Co., Ltd.	640,595	1,372,198
Indian Overseas Bank	196,756	486,560
*Indo Rama Synthetics (India), Ltd.	136,867	105,774
Indoco Remedies, Ltd.	12,300	108,742
IndusInd Bank, Ltd.	447,357	1,972,871
INEIS ABS India, Ltd.	23,441	189,048
*Info Edge India, Ltd.	1,891	37,206
*Infomedia 18, Ltd.	59,475	36,905
Infotech Enterprises, Ltd.	174,836	628,884
ING Vysya Bank, Ltd.	19,494	146,919
Ipca Laboratories, Ltd.	163,730	988,665
IRB Infrastructure Developers, Ltd.	215,222	1,363,791
*IVRCL Assets & Holdings, Ltd.	7,775	20,636
*IVRCL Infrastructures & Projects, Ltd.	493,562	1,842,064
*J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	290,915
*Jagran Prakashan, Ltd.	66,106	172,937
*Jai Balaji Industries, Ltd.	8,024	37,404
Jain Irrigation Systems, Ltd.	111,368	2,969,648
*Jaiprakash Power Ventures, Ltd.	236,636	357,130
*Jammu & Kashmir Bank, Ltd.	74,481	1,240,313
*JBF Industries, Ltd.	99,101	291,800
*Jet Airways (India), Ltd.	15,491	227,739
*Jindal Drilling & Industries, Ltd.	7,422	74,472
*Jindal Poly Films, Ltd.	29,404	256,779

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Jindal Saw, Ltd.	367,590	$1,558,378
*Jindal South West Holdings, Ltd.	3,538	134,307
*JK Tyre & Industries, Ltd.	16,997	60,187
*JSL Stainless, Ltd.	207,228	464,575
*Jubilant Organosys, Ltd.	91,504	703,882
Jyoti Structures, Ltd.	116,466	389,922
K.S.B. Pumps, Ltd.	15,895	195,580
*Kalpataru Power Transmission, Ltd.	1,884	40,849
*Karnataka Bank, Ltd.	198,190	726,235
*Karur Vysya Bank, Ltd.	81,455	1,058,534
*Karuturi Global, Ltd.	85,939	34,937
KEC International, Ltd.	50,258	549,781
Kesoram Industries, Ltd.	83,108	527,454
*Kingfisher Airlines, Ltd.	71,981	82,325
*Kiri Dyes & Chemicals, Ltd.	7,475	83,871
*Kirloskar Brothers, Ltd.	817	4,572
*Kirloskar Eng India, Ltd.	267,264	1,180,517
Kirloskar Industries, Ltd.	17,818	138,283
*Koutons Retail India, Ltd.	6,600	45,083
KPIT Cummins Infosystems, Ltd.	107,009	330,512
*KS Oils, Ltd.	254,017	286,824
*KSK Energy Ventures, Ltd.	75,248	258,318
*Lakshmi Energy & Foods, Ltd.	11,641	24,118
*Lakshmi Machine Works, Ltd.	5,560	240,616
*Lanco Infratech, Ltd.	142,510	204,977
*LIC Housing Finance, Ltd.	148,431	3,642,291
Madras Cements, Ltd.	51,240	113,197
Mahanagar Telephone Nigam, Ltd.	290,051	422,699
Maharashtra Scooters, Ltd.	4,550	37,382
*Maharashtra Seamless, Ltd.	99,628	863,744
Mahindra & Mahindra Financial Services, Ltd.	20,125	246,142
*Mahindra Lifespace Developers, Ltd.	56,900	582,926
Mangalam Cement, Ltd.	18,450	65,238
Mangalore Refinery & Petrochemicals, Ltd.	70,797	116,720
Marico, Ltd.	788,109	2,117,302
Mastek, Ltd.	59,764	340,904
*MAX India, Ltd.	261,485	871,077
*McLeod Russel India, Ltd.	45,525	219,041
*Megasoft, Ltd.	21,301	11,604
*Mercator Lines, Ltd.	350,017	350,634
Merck, Ltd.	20,256	316,351
*MindTree, Ltd.	2,878	33,055
*Monnet Ispat, Ltd.	67,091	645,082
Monsanto India, Ltd.	11,378	415,215
*Moser Baer (India), Ltd.	372,370	518,278
Motherson Sumi Systems, Ltd.	628,155	2,279,695
Mphasis, Ltd.	112,005	1,430,016
MPS, Ltd.	479	596
MRF, Ltd.	5,580	881,878
*Mukta Arts, Ltd.	672	739
*Nagarjuna Construction Co., Ltd.	309,858	1,150,361
*Nagarjuna Fertilizers & Chemicals, Ltd.	575,408	378,322
*Nahar Capital & Financial Services, Ltd.	31,896	56,138
Nahar Poly Films, Ltd.	45,938	26,989
*Nahar Spinning Mills, Ltd.	67,990	160,918
Navneet Publications (India), Ltd.	169,970	184,812
*NESCO, Ltd.	1,134	15,553
NIIT Technologies, Ltd.	114,330	443,452
NIIT, Ltd.	340,635	491,617
Nirma, Ltd.	36,673	158,896
*NOCIL, Ltd.	201,948	93,081

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
Nucleus Software Exports, Ltd.	42,062	$129,350
*OCL India, Ltd.	56,194	162,809
Omax Autos, Ltd.	17,939	20,774
*OMAXE, Ltd.	36,312	92,634
*OnMobile Global, Ltd.	15,514	91,644
Opto Circuits India, Ltd.	347,144	2,057,357
*Orbit Corp., Ltd.	99,256	271,092
*Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	457,184
*Orient Paper & Industries, Ltd.	238,530	276,608
Oriental Bank of Commerce	70,294	611,612
*Panacea Biotec, Ltd.	104,341	419,241
Pantaloon Retail India, Ltd.	2,575	25,576
Pantaloon Retail India, Ltd. Class B	257	2,034
*Parsvnath Developers, Ltd.	20,034	56,340
Patel Engineering, Ltd.	73,297	662,881
Patni Computer Systems, Ltd.	38,820	393,660
Patni Computer Systems, Ltd. ADR	27,061	597,236
*Peninsula Land, Ltd.	75,251	111,201
Petronet LNG, Ltd.	641,661	1,252,338
Pidilite Industries, Ltd.	856,406	2,516,977
Piramal Healthcare, Ltd.	103,288	1,077,166
Plethico Pharmaceuticals, Ltd.	2,391	19,885
Polaris Software Lab, Ltd.	125,423	472,858
Praj Industries, Ltd.	237,984	394,061
*Prakash Industries, Ltd.	35,972	133,643
Pratibha Industries, Ltd.	3,920	7,057
*Pricol, Ltd.	86,536	51,071
Prism Cement, Ltd.	411,116	447,920
Proctor & Gamble Hygiene & Health Care, Ltd.	683	31,349
PSL, Ltd.	63,467	183,923
*PTC India, Ltd.	323,705	770,597
*Punj Lloyd, Ltd.	191,267	523,720
*PVP Ventures, Ltd.	43,697	14,813
Radico Khaitan, Ltd.	133,619	368,222
Rain Commodities, Ltd.	76,883	233,220
*Rajesh Exports, Ltd.	92,871	178,403
Rallis India, Ltd.	29,653	832,480
*Rama Newsprint & Papers, Ltd.	69,017	25,358
*Raymond, Ltd.	98,113	488,434
Redington India, Ltd.	5,023	42,424
REI Agro, Ltd.	1,280,160	790,252
*Rei Six Ten Retail, Ltd.	198,134	262,639
*Reliance Broadcast Network, Ltd.	66,472	95,899
Reliance Industrial Infrastructure, Ltd.	18,341	341,826
*Reliance MediaWorks, Ltd.	66,472	303,579
*Reliance Natural Resources, Ltd.	205,899	184,318
Rico Auto Industries, Ltd.	136,391	75,293
Rolta India, Ltd.	266,216	973,702
*Ruchi Infrastructure, Ltd.	16,691	13,246
*Ruchi Soya Industries, Ltd.	371,710	817,352
*S.Kumars Nationwide, Ltd.	14,297	25,904
*Satyam Computer Services, Ltd.	492,385	920,569
*SEAMEC, Ltd.	58,658	184,077
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	15,232	143,048
*Shopper’s Stop, Ltd.	6,910	97,025
*Shree Ashtavinyak Cine Vision, Ltd.	836,026	309,387
Shree Cement, Ltd.	14,439	561,538
*Shree Renuka Sugars, Ltd.	147,572	201,691
*Shriram EPC, Ltd.	1,917	11,030
Shriram Transport Finance Co., Ltd.	260,052	3,707,032
*Sicagen India, Ltd.	41,648	15,431

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Sical Logistics, Ltd.	4,846	$7,621
*Simplex Infrastructures, Ltd.	1,045	10,946
SKF India, Ltd.	68,494	807,532
Sobha Developers, Ltd.	39,391	284,861
Solar Industries India, Ltd.	937	8,739
Solectron EMS India, Ltd.	9,432	13,026
*Sona Koyo Steering Systems, Ltd.	233,120	99,756
Sonata Software, Ltd.	155,438	165,932
*South Indian Bank, Ltd.	163,780	678,952
*SREI Infrastructure Finance, Ltd.	165,360	293,730
SRF, Ltd.	101,277	522,216
Sterling Biotech, Ltd.	413,088	952,826
*Sterlite Technologies, Ltd.	478,470	1,060,022
Strides Arcolab, Ltd.	64,472	590,303
*Summit Securities, Ltd.	191	1,116
*Sun Pharma Advanced Research Co., Ltd.	237,935	507,772
Sun TV Network, Ltd.	29,505	289,698
Sundaram Finance, Ltd.	4,946	56,208
Sundaram-Clayton, Ltd.	7,780	30,593
Sundram Fastners, Ltd.	365,122	386,968
Supreme Industries, Ltd.	22,265	288,205
Supreme Petrochem, Ltd.	144,830	162,506
*Swaraj Engines, Ltd.	3,100	28,075
Syndicate Bank	375,000	849,398
Taj GVK Hotels and Resorts, Ltd.	83,666	287,875
*Tata Chemicals, Ltd.	40,145	291,798
#*Tata Communications, Ltd. ADR	59,097	702,663
Tata Elxsi, Ltd.	51,574	288,737
Tata Investment Corp., Ltd.	44,578	465,129
*Tata Metaliks, Ltd.	10,815	33,825
*Tata Tea, Ltd.	415,910	1,042,271
*Tata Teleservices Maharashtra, Ltd.	893,799	434,484
*Tech Mahindra, Ltd.	35,723	539,661
*Teledata Marine Solutions, Ltd.	152,395	112,478
*Teledata Technology Solutions, Ltd.	152,395	6,755
Texmaco, Ltd.	155,901	455,110
Thermax India, Ltd.	35,410	579,435
Thomas Cook (India), Ltd.	134,500	197,265
*Timken India, Ltd.	8,560	24,911
Titan Industries, Ltd.	14,800	894,515
Torrent Pharmaceuticals, Ltd.	116,854	1,426,369
*Torrent Power, Ltd.	20,643	154,062
Transport Corp of India, Ltd.	3,305	9,465
*Trent, Ltd.	18,895	373,329
Triveni Engineering & Industries, Ltd.	73,505	164,640
TTK Prestige, Ltd.	3,364	66,483
*Tube Investments of India, Ltd.	290,925	758,125
Tulip Telecom, Ltd.	62,690	250,057
TVS Motor Co., Ltd.	92,814	278,429
UCO Bank	483,746	969,487
Ultratech Cement, Ltd.	28,174	525,382
Unichem Laboratories, Ltd.	52,347	490,581
Union Bank of India	87,222	595,987
*United Phosphorus, Ltd.	323,860	1,287,455
*Usha Martin, Ltd.	433,015	775,227
*UTV Software Communications, Ltd.	1,445	14,515
*Vardhman Hotels, Ltd.	13,104	95,008
*Vardhman Textiles, Ltd.	76,291	491,355
*Varun Shipping Co., Ltd.	213,797	183,587
Vesuvius India, Ltd.	1,802	10,446
Videocon Industries, Ltd.	76,102	347,289

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Vijaya Bank	191,841	$300,362
*VIP Industries, Ltd.	29,886	269,655
*Voltamp Transformers, Ltd.	1,617	35,647
Voltas, Ltd.	131,184	602,251
*WABCO-TVS (India), Ltd.	3,890	77,793
Welspun Corp., Ltd.	292,491	1,566,160
*Welspun Global Brands, Ltd.	9,265	4,193
Welspun India, Ltd.	92,659	155,346
*Welspun Investments, Ltd.	4,632	2,096
*Wockhardt, Ltd.	52,983	157,129
Wyeth, Ltd.	37,441	668,721
Yes Bank, Ltd.	160,036	1,019,910
Zee Entertainment Enterprises, Ltd.	228,916	1,462,457
*Zee News, Ltd.	31,443	9,401
Zensar Technologies, Ltd.	82,234	310,429
Zuari Industries, Ltd.	42,970	648,940
Zydus Wellness, Ltd.	17,414	194,048

TOTAL INDIA		189,274,398

INDONESIA — (3.6%)
*PT Agis Tbk	3,447,500	61,891
PT AKR Corporindo Tbk	3,284,700	437,588
PT Aneka Tambang Tbk	9,009,500	2,122,723
*PT Asahimas Flat Glass Tbk	983,000	340,700
*PT Bakrie & Brothers Tbk	115,240,500	646,776
*PT Bakrie Sumatera Plantations Tbk	22,528,500	771,963
*PT Bakrie Telecom Tbk	41,178,000	710,550
PT Bakrieland Development Tbk	43,420,750	648,303
PT Bank Bukopin Tbk	6,092,000	450,079
*PT Bank Negara Indonesia Persero Tbk	3,000,000	1,017,141
*PT Bank Pan Indonesia Tbk	26,697,875	3,048,837
*PT Bank Tabungan Pensiunan Nasional Tbk	53,500	51,216
*PT Barito Pacific Tbk	7,324,500	869,866
*PT Bayan Resources Tbk	272,500	233,169
*PT Berlian Laju Tanker Tbk	25,697,866	692,199
*PT Bhakti Investama Tbk	93,832,400	1,167,768
*PT Bisi International Tbk	4,366,500	719,104
PT Budi Acid Jaya Tbk	5,947,000	156,252
*PT Bumi Serpong Damai Tbk	9,064,500	822,075
*PT Central Proteinaprima Tbk	21,920,000	129,827
PT Charoen Pokphand Indonesia Tbk	6,835,500	3,983,148
*PT Ciputra Development Tbk	14,016,000	596,462
*PT Ciputra Surya Tbk	1,642,000	108,472
*PT Citra Marga Nusaphala Persada Tbk	6,948,000	807,228
*PT Clipan Finance Indonesia Tbk	1,482,000	48,972
*PT Darma Henwa Tbk	26,124,100	187,738
*PT Davomas Adabi Tbk	41,920,000	367,194
*PT Delta Dunia Makmur Tbk	12,220,000	1,368,591
PT Dynaplast Tbk	1,038,000	171,096
*PT Elnusa Tbk	4,609,500	175,569
*PT Energi Mega Persada Tbk	57,249,000	656,702
*PT Ever Shine Textile Tbk	4,029,640	32,423
PT Gajah Tunggal Tbk	2,497,500	344,531
PT Global Mediacom Tbk	20,618,500	717,529
PT Gozco Plantations Tbk	6,714,000	252,149
*PT Hanson International Tbk	5,038,000	34,906
*PT Hero Supermarket Tbk	33,000	12,907
*PT Hexindo Adiperkasa Tbk	745,500	484,182
*PT Holcim Indonesia Tbk	9,852,500	2,623,461
*PT Indah Kiat Pulp and Paper Corp. Tbk	6,258,000	1,234,051
PT Indika Energy Tbk	2,819,500	1,043,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Indo Tambangraya Megah Tbk	45,000	$188,860
PT Indofood Sukses Makmur Tbk	5,718,500	2,962,880
*PT Indo-Rama Synthetics Tbk	485,000	22,493
PT Indosat Tbk ADR	2,700	72,846
*PT Intiland Development Tbk	9,462,332	624,706
*PT Japfa Comfeed Indonesia Tbk	590,000	166,768
PT Jasa Marga Tbk	5,417,500	1,622,278
PT Jaya Real Property Tbk	1,967,500	209,251
PT Kalbe Farma Tbk	14,904,238	4,088,477
*PT Kawasan Industry Jababeka Tbk	90,618,500	954,280
*PT Keramika Indonesia Assosiasi Tbk	100,000	940
*PT Lippo Karawaci Tbk	35,036,250	1,899,621
PT Matahari Putra Prima Tbk	3,652,000	367,382
*PT Mayorah Indah Tbk	2,272,500	2,097,144
PT Medco Energi International Tbk	3,846,500	1,293,264
*PT Mitra Adiperkasa Tbk	3,015,000	202,362
*PT Mitra International Resources Tbk	6,855,000	238,270
*PT Modern International Tbk	40,000	4,260
*PT Pakuwon Jati Tbk	9,159,000	708,384
*PT Panasia Indosyntec Tbk	79,000	2,075
*PT Panin Financial Tbk	26,747,500	503,724
*PT Panin Insurance Tbk	6,609,000	299,721
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,475,500	1,463,213
*PT Pioneerindo Gourmet International Tbk	29,000	810
*PT Polaris Investama Tbk	2,730,500	213,738
*PT Polychem Indonesia Tbk	4,228,000	73,455
*PT Prasidha Aneka Niaga Tbk	84,000	1,033
PT Ramayana Lestari Sentosa Tbk	14,295,000	1,248,907
PT Sampoerna Agro Tbk	2,026,500	550,775
*PT Samudera Indonesia Tbk	223,000	80,815
PT Selamat Sempurna Tbk	3,625,000	367,119
*PT Sentul City Tbk	25,618,000	341,613
*PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	396,627
PT Sorini Agro Asia Corporindo Tbk	917,500	194,124
*PT Sumalindo Lestari Jaya Tbk	250	3
PT Summarecon Agung Tbk	16,534,532	1,722,437
*PT Sunson Textile Manufacturer Tbk	2,325,500	51,975
*PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	941
*PT Surya Dumai Industri Tbk	3,298,500	—
*PT Suryainti Permata Tbk	7,252,000	72,127
*PT Suryamas Dutamakmur Tbk	125,000	1,383
*PT Texmaco Jaya Tbk	93,000	30,659
*PT Timah Tbk	8,795,000	2,439,615
*PT Trada Maritime Tbk	1,389,000	80,838
PT Trias Sentosa Tbk	38,725,600	827,035
*PT Trimegah Sec Tbk	9,961,000	125,734
*PT Truba Alam Manunggal Engineering Tbk	14,653,000	141,334
PT Tunas Ridean Tbk	13,838,000	991,466
*PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	29,225
PT Unggul Indah Cahaya Tbk	48,239	11,307
PT Wijaya Karya Tbk	5,193,000	313,419

TOTAL INDONESIA		60,650,107

ISRAEL — (0.1%)
Alony Hetz Properties & Investments, Ltd.	1	2
*AudioCodes, Ltd. ADR	1,700	5,015
*Baran Group, Ltd.	3,975	20,952
*Beit Shemesh Engines Holdings, Ltd.	—	—
Delta-Galil Industries, Ltd.	1	5
*Direct Insurance - I.D.I. Insurance Co., Ltd.	27,571	47,328
*Electra Real Estate, Ltd.	1	6

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Feuchtwanger Investments, Ltd.	4,200	$13
*First International Bank of Israel, Ltd.	21,042	68,120
*Formula Systems, Ltd.	—	2
*Formula Vision Technologies, Ltd.	1	—
*Hadera Paper, Ltd.	1,710	119,947
*Hamlet (Israel-Canada), Ltd.	1,042	6,015
IBI Investment House, Ltd.	3,514	31,722
*Israel Land Development Co., Ltd. (The)	9,326	74,504
*Jerusalem Oil Exploration, Ltd.	—	3
*Knafaim Arkia Holdings, Ltd.	27,233	118,743
*Leader Holding & Investments, Ltd.	71,541	11,779
Magic Software Enterprises, Ltd.	27,285	66,217
*Menorah Mivtachim Holdings, Ltd.	8,068	90,142
*Metalink, Ltd.	—	—
*Metis Capital, Ltd.	1,079	3,642
Middle East Tube Co., Ltd.	2,316	3,716
*Mivtach Shamir Holdings, Ltd.	15,288	457,981
*Naphtha Israel Petroleum Corp., Ltd.	1	4
*Neto M.E. Holdings, Ltd.	32	1,222
Osem Investment, Ltd.	1	10
*Retalix, Ltd.	2,471	31,367
Scailex Corp, Ltd.	32,274	478,175
Super-Sol, Ltd. Series B	—	3

TOTAL ISRAEL		1,636,635

MALAYSIA — (5.5%)
*A&M Realty Berhad	130,000	22,212
Acoustech Berhad	156,200	38,632
*Adventa Berhad	39,900	37,929
Aeon Co. Berhad	974,200	1,560,921
Alam Maritim Resources Berhad	88,500	33,968
Al-’Aqar KPJ REIT Berhad	75,371	27,268
*AMBD Berhad	716,033	91,207
Amway (Malaysia) Holdings Berhad	396,700	1,008,676
Ancom Berhad	400,500	74,310
Ann Joo Resources Berhad	981,750	779,011
*Anson Perdana Berhad	10,000	141
APM Automotive Holdings Berhad	250,400	365,271
*Asas Dunia Berhad	137,000	31,031
*Asia Pacific Land Berhad	1,888,600	193,255
*Bandar Raya Developments Berhad	1,190,200	748,603
*Berjaya Assets Berhad	684,000	129,163
Berjaya Corp. Berhad	1,888,000	643,016
Berjaya Land Berhad	933,500	1,252,140
*Berjaya Media Berhad	104,800	19,818
*Berjaya Retail Berhad	188,800	77,158
Bimb Holdings Berhad	926,600	384,890
Bintulu Port Holdings Berhad	23,400	48,505
*Bolton Berhad	674,600	233,543
Boustead Heavy Industries Corp. Berhad	51,400	70,135
Boustead Holdings Berhad	706,520	866,603
Cahya Mata Sarawak Berhad	823,600	640,634
Carlsberg Brewery Malaysia Berhad	655,600	1,058,386
CB Industrial Product Holding Berhad	111,800	109,032
Chemical Co. of Malaysia Berhad	472,600	310,038
Chin Teck Plantations Berhad	33,000	82,106
*Coastal Contracts Berhad	285,600	213,924
CSC Steel Holdings Berhad	508,200	269,984
Cycle & Carriage Bintang Berhad	15,000	27,976
*Datuk Keramik Holdings Berhad	24,000	—
*Dayang Enterprise Holdings Berhad	45,900	29,948

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Dialog Group Berhad	6,956,692	$2,366,749
*Dijaya Corp. Berhad	199,600	67,124
DNP Holdings Berhad	544,400	244,735
DRB-Hicom Berhad	3,111,600	1,107,549
Dutch Lady Milk Industries Berhad	125,700	581,145
*Eastern & Oriental Berhad	1,630,400	605,664
Eastern Pacific Industrial Corp. Berhad	218,100	132,356
ECM Libra Avenue Berhad	1,623,407	342,944
*Encorp Berhad	196,700	67,379
Eng Kah Corp. Berhad	32,000	22,567
Esso Malaysia Berhad	420,600	353,358
Evergreen Fibreboard Berhad	475,000	246,751
Faber Group Berhad	607,300	533,918
Far East Holdings Berhad	61,500	126,086
*Fountain View Development Berhad	808,200	—
Fraser & Neave Holdings Berhad	310,900	1,405,362
*General Corp. Berhad	225,100	113,231
George Kent (Malaysia) Berhad	34,200	14,955
*GHL Systems Berhad	1	—
Globetronics Technology Berhad	517,560	236,116
Glomac Berhad	370,200	162,040
*Gold Is Berhad	419,400	170,444
*Golden Plus Holdings Berhad	216,000	71,298
Grand United Holdings Berhad	787,000	287,106
*Green Packet Berhad	832,600	257,167
Guiness Anchor Berhad	787,900	2,014,380
*GuocoLand (Malaysia) Berhad	1,359,800	418,936
Hai-O Enterprise Berhad	357,180	408,943
Hap Seng Consolidated Berhad	1,015,900	884,444
Hap Seng Plantations Holdings Berhad	47,200	34,270
Hartalega Holdings Berhad	149,500	385,856
*HLG Capital Berhad	90,000	32,716
Hock Seng Lee Berhad	1,010,300	480,452
Hong Leong Industries Berhad	605,900	954,298
*Hovid Berhad	1,803,300	101,911
Hubline Berhad	1,129,100	65,663
Hunza Properties Berhad	446,200	179,733
Hwang-DBS (Malaysia) Berhad	293,200	152,412
IGB Corp. Berhad	1,460,600	864,771
*IJM Land Berhad	1,807,400	1,364,838
IJM Plantations Berhad	1,188,700	908,543
*Insas Berhad	1,707,888	271,591
Integrated Logistics Berhad	571,515	161,616
*Jaks Resources Berhad	800,700	189,009
*Jaya Tiasa Holdings Berhad	436,390	488,525
Jerneh Asia Berhad	92,100	93,380
JT International Berhad	550,600	951,783
K & N Kenanga Holdings Berhad	762,300	189,808
*Karambunai Corp. Berhad	3,120,500	58,968
Keck Seng (Malaysia) Berhad	552,100	1,026,119
Kencana Petroleum Berhad	2,208,964	1,070,596
KFC Holdings (Malaysia) Berhad	559,800	1,899,177
Kian Joo Can Factory Berhad	1,091,080	449,048
Kim Loong Resources Berhad	221,760	143,709
*Kinsteel Berhad	1,360,700	368,694
KLCC Property Holdings Berhad	641,000	642,627
*KNM Group Berhad	7,649,400	1,204,123
Kossan Rubber Industries Berhad	496,800	620,480
KPJ Healthcare Berhad	819,250	942,568
KrisAssets Holdings Berhad	88,863	91,394
*KSL Holdings Berhad	649,266	318,858

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Kub Malaysia Berhad	1,353,500	$208,951
Kuchai Development Berhad	38,100	9,712
Kulim Malaysia Berhad	536,050	1,333,189
*Kumpulan Europlus Berhad	900,100	261,322
*Kumpulan Hartanah Selangor Berhad	708,600	95,909
*Kumpulan Perangsang Selangor Berhad	468,700	209,332
*Kurnia Asia Berhad	2,485,800	403,384
Kwantas Corp. Berhad	343,600	180,167
Landmarks Berhad	923,400	384,079
*LBS Bina Group Berhad	161,800	28,307
Leader Universal Holdings Berhad	1,018,700	282,316
Leong Hup Holdings Berhad	397,700	185,176
Lingkaran Trans Kota Holdings Berhad	915,600	917,211
*Lion Corp Berhad	616,300	55,335
Lion Diversified Holdings Berhad	615,900	78,636
Lion Industries Corp. Berhad	1,598,100	806,291
LPI Capital Berhad	8,300	46,402
*MAA Holdings Berhad	346,666	78,018
*Mah Sing Group Berhad	676,040	391,183
*Malayan United Industries Berhad A1	176,957	8,066
*Malaysia Aica Berhad	48,200	8,792
Malaysia Building Society Berhad	169,300	79,405
Malaysian Bulk Carriers Berhad	115,900	106,757
Malaysian Mosaics Berhad	71,460	49,284
Malaysian Pacific Industries Berhad	339,500	645,101
Malaysian Resources Corp. Berhad	3,446,649	1,835,193
*Mancon Berhad	12,000	3,282
Manulife Holdings Berhad	100,800	87,344
Marco Holdings Berhad	2,815,400	105,990
MBM Resources Berhad	322,366	307,286
*Measat Global Berhad	490,300	625,727
Media Prima Berhad	2,162,403	1,474,072
Mega First Corp. Berhad	361,600	190,116
*MEMS Technology Berhad	1,917,000	36,158
*Metro Kajang Holdings Berhad	145,845	57,270
*Minho (M) Berhad	181,100	20,198
*MK Land Holdings Berhad	862,700	92,354
*MNRB Holdings Berhad	497,100	433,276
*MTD ACPI Engineering Berhad	541,000	88,611
Mudajaya Group Berhad	413,000	676,378
*Muhibbah Engineering Berhad	864,250	254,300
*Mulpha International Berhad	4,552,600	636,992
Multi-Purpose Holdings Berhad	502,700	319,626
Naim Holdings Berhad	622,300	660,805
*Narra Industries Berhad	16,000	2,817
NCB Holdings Berhad	1,147,200	1,346,715
*Nikko Electronics Berhad	36,600	115
Notion VTEC Berhad	388,220	320,099
NTPM Holdings Berhad	1,203,180	223,102
*NV Multi Corp. Berhad	430,900	89,853
*NWP Holdings Berhad	112,000	5,633
*Nylex (Malaysia) Berhad	450,383	131,913
OKS Property Holdings Berhad	206,835	39,115
Oriental Holdings Berhad	28,200	46,752
OSK Holdings Berhad	2,159,288	884,200
P.I.E. Industrial Berhad	140,100	182,830
*Pan Malaysia Cement Works Berhad	646,600	27,372
*Pan Malaysian Industries Berhad	1,129,000	17,765
Panasonic Manufacturing Malaysia Berhad	157,184	953,031
*Panglobal Berhad	14,000	8,318
Paramount Corp. Berhad	24,000	29,664

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
PBA Holdings Berhad	274,100	$74,147
*Pelikan International Corp. Berhad	899,340	342,633
*Perisai Petroleum Teknologi Berhad	454,000	79,333
PJ Development Holdings Berhad	1,070,900	239,167
POS Malaysia Berhad	672,600	657,894
*Prime Utilities Berhad	3,000	85
Protasco Berhad	575,600	186,431
*Proton Holdings Berhad	1,404,700	2,032,928
Puncak Niaga Holdings Berhad	685,020	597,838
QL Resources Berhad	807,660	1,123,613
*QSR Brand Berhad	79,733	108,390
*Ramunia Holdings Berhad	697,287	84,750
*RCE Capital Berhad	1,023,900	204,667
*Rekapacific Berhad	55,000	—
*RGB International Bhd	100,000	2,517
Salcon Berhad	702,400	148,147
SapuraCrest Petroleum Berhad	1,649,700	1,189,487
Sarawak Oil Palms Berhad	179,660	158,762
Scientex, Inc. Berhad	344,862	168,136
*Scomi Group Berhad	2,596,100	347,449
*Selangor Dredging Berhad	1,118,200	249,894
Shangri-La Hotels (Malaysia) Berhad	171,200	136,617
*SHL Consolidated Berhad	277,400	100,286
*Sino Hua-An International Berhad	423,700	47,410
*South East Asia Lumber, Inc. Berhad	618,000	78,633
Southern Acids (Malaysia) Berhad	41,000	21,654
Southern Steel Berhad	502,800	321,261
*SPK Sentosa Corp. Berhad	239,000	25,192
*SRI Hartemas Berhad	65,000	—
Star Publications (Malaysia) Berhad	608,400	673,829
Subur Tiasa Holdings Berhad	386,085	260,921
Sunrise Berhad	836,008	534,040
*Sunway City Berhad	764,300	904,703
Sunway Holdings Berhad	1,046,000	516,143
Supermax Corp. Berhad	825,500	1,619,234
Suria Capital Holdings Berhad	672,800	338,502
Symphony House Berhad	140,000	10,356
Ta Ann Holdings Berhad	409,380	665,509
TA Enterprise Berhad	4,878,900	998,518
TA Global Berhad (B3X17H6)	2,927,340	349,323
*TA Global Berhad (B4LM6X7)	2,927,340	271,423
*Tahp Group Berhad	4,000	4,781
*Talam Corp. Berhad	783,450	28,298
*Tamco Corp. Holdings Berhad	38,025	657
Tan Chong Motor Holdings Berhad	1,344,900	1,981,032
TDM Berhad	355,500	250,602
*Tebrau Teguh Berhad	1,016,400	225,607
Thong Guan Industries Berhad	215,100	67,576
*Three-A Resources Berhad	430,600	253,555
*Time Dotcom Berhad	3,125,200	610,889
Titan Chemicals Corp. Berhad	1,293,000	901,117
Top Glove Corp. Berhad	500,160	1,044,297
Tradewinds (Malaysia) Berhad	384,000	434,568
*Tradewinds Corp. Berhad	41,900	8,576
TRC Synergy Berhad	64,800	21,429
UAC Berhad	44,715	51,647
Uchi Technologies Berhad	658,800	275,820
Unico-Desa Plantations Berhad	1,853,775	573,785
*Unisem (M) Berhad	1,267,890	915,638
United Malacca Rubber Estates Berhad	260,700	811,727
United Malayan Land Berhad	13,000	6,620

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
United Plantations Berhad	508,900	$2,319,930
VS Industry Berhad	427,326	164,049
Wah Seong Corp. Berhad	1,166,893	903,414
WCT Berhad	2,291,900	2,038,120
*WTK Holdings Berhad	1,165,000	421,956
Yeo Hiap Seng (Malaysia) Berhad	56,760	27,333
YTL Cement Berhad	54,800	68,430
*YTL e-Solutions Berhad	3,485,600	805,905
*YTL Land & Development Berhad	77,900	23,667
*Yu Neh Huat Berhad	815,141	430,772
*Zelan Berhad	1,373,400	263,628
*Zhulian Corp Berhad	256,533	163,750

TOTAL MALAYSIA		92,465,311

MEXICO — (4.3%)
#Alsea de Mexico S.A.B. de C.V.	511,600	505,264
#*Axtel S.A.B. de C.V.	1,196,346	783,590
#Banco Compartamos S.A. de C.V.	612,400	3,648,248
#Bolsa Mexicana de Valores S.A. de C.V.	626,908	1,072,357
*Carso Infraestructura y Construccion S.A.B. de C.V.	1,608,100	877,948
#*Cia Minera Autlan S.A.B. de C.V.	198,900	435,775
#Consorcio ARA S.A.B. de C.V.	660,100	432,878
*Consorcio Hogar S.A.B. de C.V. Series B	76,793	52,786
*Controladora Comercial Mexicana S.A.B. de C.V. Series B	1,400	1,285
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	3,730,421
#*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	457,546
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	433
Corporacion Moctezuma S.A.B. de C.V.	858,200	2,045,698
Corporativo Fragua S.A.B. de C.V. Series B	31	257
Corporativo GBM S.A.B de C.V.	29,028	11,009
#*Desarrolladora Homex S.A.B. de C.V.	576,300	2,858,563
*Dine S.A.B. de C.V.	196,367	102,398
Embotelladora Arca S.A.B. de C.V.	1,909,100	6,787,643
*Empaques Ponderosa S.A. de C.V. Series B	206,000	14,648
#*Empresas ICA S.A.B. de C.V.	819,818	2,072,742
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	6,856,785
#*Financiera Independencia S.A.B de C.V.	290,818	293,190
#*Genomma Lab Internacional S.A. de C.V.	370,886	1,265,908
*Gruma S.A.B. de C.V. ADR	33,070	196,105
#*Gruma S.A.B. de C.V. Series B	1,253,434	1,876,672
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	393,000	652,063
Grupo Aeroportuario del Pacifico S.A.B. de C.V.	650,300	2,101,943
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	13,400	435,366
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	150,700	803,225
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,322,500
*Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	2,833,500
Grupo Continental S.A.B. de C.V.	3,051,159	8,627,885
#*Grupo Famsa S.A.B. de C.V.	207,500	295,099
#Grupo Herdez S.A.B. de C.V.	107,000	150,481
Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	539,434
*Grupo Industrial Saltillo S.A.B. de C.V.	243,300	192,229
*Grupo Kuo S.A.B. de C.V. Series B	222,767	269,290
*Grupo Nutrisa S.A. de C.V.	188	378
Grupo Posadas S.A. de C.V. Series L	199,000	237,415
*Grupo Qumma S.A. de C.V. Series B	105,334	1,498
#*Grupo Simec, S.A. de C.V.	171,304	381,676
#*Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V.	644,700	779,340
Industrias Bachoco S.A.B. de C.V. Series B	152,000	237,306
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,216,151
*Maxcom Telecomunicaciones S.A.B. de C.V.	161,444	80,488
#*Megacable Holdings S.A.B. de C.V.	24,400	60,726

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
MEXICO — (Continued)
Mexichem S.A.B.de C.V.	448,983	$1,245,130
#*Promotora y Operadora de Infraestructura S.A. de C.V.	465,510	1,070,286
*Sanluis Corporacion S.A. de C.V. Series A	3,300	521
*Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	1,614
*Sanluis Rassini Series A	3,300	—
*Sanluis Rassini Series B	4,642	—
*Sanluis Rassini Series C	4,642	—
*SARE Holding S.A. de C.V.	271,300	59,376
*Savia S.A. de C.V.	610,700	38,601
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,561,886
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	1,041,700	2,016,446
*Vitro S.A.B. de C.V.	736,702	636,194

TOTAL MEXICO		71,228,196

PHILIPPINES — (1.9%)
A. Soriano Corp.	3,430,211	174,562
Aboitiz Equity Ventures, Inc.	6,767,000	3,460,916
Alaska Milk Corp.	1,404,000	368,165
*Atlas Consolidated Mining & Development Corp.	1,090,000	230,534
*Belle Corp.	12,216,000	496,716
Cebu Holdings, Inc.	2,284,000	107,509
*China Banking Corp.	19,435	177,036
*Digital Telecommunications Phils., Inc.	15,152,200	479,891
DMCI Holdings, Inc.	2,912,700	1,196,965
Energy Development Corp.	19,974,000	1,943,353
Filinvest Development Corp.	11,428,000	843,027
Filinvest Land, Inc.	72,127,577	1,602,288
*First Gen Corp.	3,103,800	647,042
First Philippines Holdings Corp.	1,527,600	1,854,598
Ginebra San Miguel, Inc.	999,000	681,240
House of Investments, Inc.	692,000	45,078
International Container Terminal Services, Inc.	2,700,000	1,875,874
*Ionics, Inc.	769,825	21,964
Jollibee Foods Corp.	1,101,000	1,875,175
*Lepanto Consolidated Mining Co. Series B	2,970,000	17,026
*Lopez Holdings Corp.	7,752,000	639,961
*Mabuhay Holdings Corp.	516,000	5,812
Macroasia Corp.	447,500	27,927
*Manila Jockey Club, Inc.	163,277	10,754
*Manila Mining Corp.	167,962,500	71,379
Manila Water Co, Inc.	2,078,000	767,926
*Megaworld Corp.	29,657,000	978,030
Metro Bank & Trust Co.	21,400	28,207
*Metro Pacific Corp. Series A	1,827,193	83,437
*Paxys, Inc.	1,757,280	74,708
*Pepsi-Cola Products Philippines, Inc.	2,981,000	181,383
Philex Mining Corp.	2,554,900	592,923
*Philippine Bank of Communications	14,726	7,759
*Philippine National Bank	1,006,375	836,909
*Philippine National Construction Corp.	173,000	18,610
Philippine Savings Bank	356,863	404,995
Philippine Stock Exchange, Inc.	23,180	131,589
*Philippine Townships, Inc.	318,732	33,238
*PhilWeb Corp.	725,700	215,130
Phinma Corp.	135,549	28,104
Republic Glass Holding Corp.	507,500	16,712
RFM Corp.	9,124,268	281,462
Rizal Commercial Banking Corp.	518,800	254,162
Robinson’s Land Corp. Series B	4,503,070	1,319,511
Security Bank Corp.	708,642	1,085,597
Semirara Mining Corp.	320,280	736,917

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
Shang Properties, Inc.	1,759,970	$68,942
SM Development Corp.	10,415,093	1,507,053
Union Bank Of Philippines	288,300	290,648
*Universal Rightfield Property Holdings, Inc.	1,062,000	653
Universal Robina Corp.	3,594,015	2,598,093
*Victorias Milling Co., Inc.	139,680	2,668
Vista Land & Lifescapes, Inc.	8,197,700	434,651
*Yehey! Corp.	29,670	—

TOTAL PHILIPPINES		31,834,809

POLAND — (2.4%)
*Agora SA	156,140	1,258,670
*Alchemia SA	90,687	210,916
*Amica SA	20,213	253,692
*AmRest Holdings SA	16,958	386,730
Apator SA	30,999	193,890
Asseco Poland SA	761	13,602
*ATM SA	57,593	163,740
*Bank Millennium SA	892,727	1,357,694
*Bank Przemyslowo Handlowy BPH SA	18,428	322,623
*Barlinek SA	167,481	233,658
*Bioton SA	7,909,195	540,070
*BOMI SA	75,466	313,321
*Boryszew SA	577,466	565,186
Budimex SA	42,196	1,301,848
*Cersanit-Krasnystaw SA	244,468	1,083,111
*Ciech SA	47,394	422,737
*ComArch SA	7,855	215,058
*Cyfrowy Polsat SA	75,325	361,533
*Debica SA	29,862	637,083
Decora SA	9,066	52,736
Dom Development SA	8,374	127,659
*Dom Maklerski IDM SA	338,502	289,058
*Echo Investment SA	1,181,980	1,826,253
Elektrobudowa SA	8,568	472,142
*Elstar Oils SA	26,132	52,619
*Emperia Holding SA	29,617	804,871
*Energomontaz Poludnie SA	87,722	114,262
Eurocash SA	190,324	1,417,813
Fabryki Mebli Forte SA	48,823	238,549
*Famur SA	195,168	125,827
*Farmacol SA	50,868	695,663
*Ferrum SA	309	1,131
*Gant Development SA	27,439	197,251
*Gastel Zurawie SA	86,145	44,374
*Grupa Kety SA	39,137	1,358,089
*Hydrobudowa Polska SA	269,342	296,593
*Impexmetal SA	414,860	558,467
*Inter Cars SA	12,178	297,100
*JW Construction Holding SA	33,866	192,809
*Koelner SA	15,481	61,371
*Kredyt Bank SA	74,420	376,008
*LC Corp. SA	605,897	289,847
Lentex SA	24,214	207,645
*LPP SA	1,751	1,000,959
*MCI Management SA	71,699	171,016
*MNI SA	253,024	315,234
*Mondi Packaging Paper Swiecie SA	42,039	1,000,042
Mostostal Siedlce SA	1,216,340	1,888,004
Mostostal Warszawa SA	37,200	818,420
*Mostostal Zabrze Holding SA	253,701	307,409

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Multimedia Polska SA	233,814	$722,986
*Netia Holdings SA	670,005	1,077,220
*NFI Empik Media & Fasion SA	61,502	370,005
NG2 SA	64,565	1,178,444
*Noble Bank SA	94,588	165,661
*Orbis SA	130,535	1,596,982
PBG SA	22,212	1,663,395
Pekaes SA	24,538	70,720
*Petrolinvest SA	10,368	43,263
*Pfleiderer Grajewo SA	1,555	5,201
*Pol-Aqua SA	9,465	52,336
*Polish Energy Partners SA	28,909	332,828
*Polnord SA	39,675	454,607
*Polska Grupa Farmaceutyczna SA	34,417	468,030
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	30,753	190,757
*Qumak-Sekom SA	3,881	18,232
Raciborska Fabryka Kotlow SA	215,305	894,486
Sniezka SA	5,612	72,436
*Stalexport SA	571,434	293,798
Stalprodukt SA	9,334	1,300,131
*Sygnity SA	46,479	208,746
*Synthos SA	2,064,706	1,351,111
*Trakcja Polska SA	186,284	257,698
*Vistula Group SA	232,490	191,545
Zaklady Azotowe Pulawy SA	22,570	507,203
*Zaklady Azotowe w Tarnowie-Moscicach SA	32,622	165,434
*Zaklady Chemiczne Police SA	50,407	87,954
Zaklady Tluszcowe Kruszwica SA	18,200	457,880
*Zelmer SA	14,649	191,977

TOTAL POLAND		39,825,449

SOUTH AFRICA — (9.4%)
Adcock Ingram Holdings, Ltd.	565,230	4,787,640
Adcorp Holdings, Ltd.	125,487	480,783
Advtech, Ltd.	623,001	500,013
Aeci, Ltd.	243,530	2,291,617
Afgri, Ltd.	792,149	760,120
African Oxygen, Ltd.	268,139	813,654
*AG Industries, Ltd.	32,496,618	222,724
Allied Electronics Corp., Ltd.	163,698	567,781
Allied Technologies, Ltd.	104,444	895,577
*Argent Industrial, Ltd.	37,236	49,875
AST Group, Ltd.	1,280,438	157,782
Astral Foods, Ltd.	112,124	1,745,064
*Aveng, Ltd.	981,591	4,848,102
AVI, Ltd.	740,314	2,533,680
*Avusa, Ltd.	404,845	1,146,002
Barloworld, Ltd.	579,959	3,578,842
Basil Read Holdings, Ltd.	33,641	60,904
*Bell Equipment, Ltd.	158,539	195,712
*Blue Label Telecoms, Ltd.	665,615	409,540
Brait SA	145,807	459,559
Business Connexion Group	362,346	273,353
Capitec Bank Holdings, Ltd.	108,929	1,924,543
Cashbuild, Ltd.	49,819	498,758
Ceramic Industries, Ltd.	31,493	517,145
*Cipla Medpro South Africa, Ltd.	931,387	727,538
City Lodge Hotels, Ltd.	105,257	1,114,826
Clicks Group, Ltd.	918,874	4,554,149
Coronation Fund Managers, Ltd.	273,295	475,985
*Corpgro, Ltd.	241,136	—

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
*Cullinan Holdings, Ltd.	434,430	$20,842
Data Tec, Ltd.	582,336	2,947,031
Datacentrix Holdings, Ltd.	33,946	18,609
Delta EMD, Ltd.	83,032	148,638
Discovery Holdings, Ltd.	150,000	745,408
Distell Group, Ltd.	291,284	2,893,950
*Distribution & Warehousing Network, Ltd.	258,997	275,386
*Dorbyl, Ltd.	222,291	121,801
#*Durban Roodeport Deep, Ltd.	698,295	294,234
ElementOne, Ltd.	325,845	524,818
*EOH Holdings, Ltd.	16,503	25,549
*Eqstra Holdings, Ltd.	47,013	33,571
#*Evraz Highveld Steel & Vanadium, Ltd.	156,938	1,853,832
Famous Brands, Ltd.	69,344	316,063
Foschini, Ltd.	672,822	6,556,424
Freeworld Coatings, Ltd.	38,888	51,091
Gold Fields, Ltd.	4,908	64,911
*Gold One International, Ltd.	164,683	40,235
Gold Reef Resorts, Ltd.	338,580	779,637
Grindrod, Ltd.	1,607,864	3,377,652
Group Five, Ltd.	314,833	1,511,061
Hudaco Industries, Ltd.	77,411	726,040
*Hulamin, Ltd.	141,665	195,960
Iliad Africa, Ltd.	321,493	350,566
Illovo Sugar, Ltd.	509,603	1,979,345
Imperial Holdings, Ltd.	422,517	5,582,909
*JCI, Ltd.	3,131,151	—
JD Group, Ltd.	1,023,857	6,419,319
JSE, Ltd.	300,437	2,915,612
*Kap International Holdings, Ltd.	1,834,945	591,118
Lewis Group, Ltd.	379,341	3,249,754
M Cubed Holdings, Ltd.	385,000	10,555
Medi-Clinic Corp., Ltd.	717,738	2,485,942
Merafe Resources, Ltd.	5,592,756	1,049,968
*Metorex, Ltd.	2,210,741	1,103,421
Metropolitan Holdings, Ltd.	2,025,393	4,796,546
#Mr. Price Group, Ltd.	693,186	4,793,121
Murray & Roberts Holdings, Ltd.	4,350	25,070
Mustek, Ltd.	784,364	414,275
*Mvelaphanda Group, Ltd.	568,175	678,040
Nampak, Ltd.	1,326,125	3,502,724
Network Healthcare Holdings, Ltd.	1,500,952	2,795,276
#Northam Platinum, Ltd.	388,463	2,346,835
Nu-World Holdings, Ltd.	28,894	84,454
Oceana Group, Ltd.	235,042	941,307
*Omnia Holdings, Ltd.	90,020	777,419
Palabora Mining Co., Ltd.	25,270	355,875
*Peregrine Holdings, Ltd.	515,333	791,026
*Petmin, Ltd.	83,610	28,674
*Pioneer Foods, Ltd.	41,039	236,201
Pretoria Portland Cement Co., Ltd.	804,208	3,495,727
PSG Group, Ltd.	192,170	788,903
Rainbow Chicken, Ltd.	91,454	194,721
*Randgold & Exploration Co., Ltd.	60,670	45,740
Raubex Group, Ltd.	225,290	679,410
Redefine Properties, Ltd.	29,488	30,907
Reunert, Ltd.	594,843	4,852,999
Santam, Ltd.	119,932	1,843,588
*Sappi, Ltd.	585,984	2,817,805
*Sappi, Ltd. Sponsored ADR	10,828	51,866
*SecureData Holdings, Ltd.	339,582	36,075

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#*Sentula Mining, Ltd.	2,055,316	$687,035
*Simmer & Jack Mines, Ltd.	1,186,177	173,870
Spar Group, Ltd. (The)	622,477	7,266,657
Spur Corp., Ltd.	73,399	121,415
Stefanutti Stocks Holdings, Ltd.	34,557	44,581
*Sun International, Ltd.	207,451	2,387,039
*Super Group, Ltd.	16,981,587	1,350,398
Telkom South Africa, Ltd.	380,252	1,777,732
*Tongaat-Hulett, Ltd.	636,464	9,378,507
*Trans Hex Group, Ltd.	153,546	86,246
Trencor, Ltd.	97,601	468,160
UCS Group, Ltd.	144,872	33,704
Value Group, Ltd.	363,719	184,469
*Wesizwe Platinum, Ltd.	439,532	106,726
Wilson Bayly Holme-Ovcon, Ltd.	190,920	2,951,576
*Woolworths Holdings, Ltd.	1,831,592	6,524,137
Zeder Investments, Ltd.	630,020	171,122

TOTAL SOUTH AFRICA		156,970,478

SOUTH KOREA — (11.0%)
#Aekyung Petrochemical Co., Ltd.	8,050	191,697
*Artone Paper Manufacturing Co., Ltd.	8,915	30,781
#Asia Cement Manufacturing Co., Ltd.	5,826	218,692
Asia Paper Manufacturing Co., Ltd.	8,880	82,998
*Asiana Airlines, Inc.	241,400	1,797,620
Baek Kwang Mineral Products Co., Ltd.	1,860	30,683
#*Basic House Co., Ltd. (The)	31,370	395,518
Bing Grae Co., Ltd.	14,046	564,530
#*BNG Steel Co., Ltd.	16,810	134,757
Bohae Brewery Co., Ltd.	20	310
Boo Kook Securities Co., Ltd.	7,410	97,552
Boryung Pharmaceutical Co., Ltd.	9,694	127,302
#Bu Kwang Pharmaceutical Co., Ltd.	34,341	378,503
Busan Bank	401,750	4,332,741
BYC Co., Ltd.	710	82,460
Byuck San Corp.	5,300	61,765
*Byuck San Engineering and Construction Co., Ltd.	5,590	6,770
#*Capro Corp.	51,300	596,473
Cheil Worldwide, Inc.	220,375	2,260,001
*Chin Hung International, Inc.	978,436	408,310
Cho Kwang Leather Co., Ltd.	10,640	94,244
Choil Aluminum Manufacturing Co., Ltd.	7,700	58,076
#Chong Kun Dang Pharmaceutical Corp.	27,162	419,617
Choongwae Holdings Co., Ltd.	28,232	59,147
#Choongwae Pharmaceutical Corp.	12,967	187,016
Chosun Refractories Co., Ltd.	2,653	128,536
#Chungho Comnet Co., Ltd.	2,320	15,928
#CJ CGV Co., Ltd.	28,890	563,113
#CJ Cheiljedang Corp.	11,564	2,313,898
#CJ Corp.	37,487	2,341,247
#*CJ Seafood Corp.	56,270	131,775
#*Cosmochemical Co., Ltd.	14,640	85,724
Crown Confectionery Co., Ltd.	1,360	121,949
Dae Dong Industrial Co., Ltd.	31,650	114,721
*Dae Ho Corp.	543	60
*Dae Sang Corp.	49,760	370,950
#Dae Won Kang Up Co., Ltd.	98,414	222,177
*Daechang Co., Ltd.	101,570	143,402
#Daeduck Electronics Co., Ltd.	68,767	431,963
#Daeduck Industries Co., Ltd.	36,486	303,549
Daegu Bank, Ltd.	300,163	3,868,757

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Daegu Department Store Co., Ltd.	13,750	$139,804
Daehan City Gas Co., Ltd.	11,541	291,796
Daehan Flour Mills Co., Ltd.	2,656	341,933
*Daehan Pulp Co., Ltd.	6,710	27,175
#Daehan Steel Co., Ltd.	22,710	175,433
Daehan Synthetic Fiber Co., Ltd.	1,750	96,768
*Dae-Il Corp.	7,820	25,201
Daekyo Co., Ltd.	98,400	441,205
#*Daekyung Machinery & Engineering Co., Ltd.	54,200	122,112
Daelim Industrial Co., Ltd.	37,617	2,133,361
Daelim Trading Co., Ltd.	17,730	60,440
Daesang Holdings Co., Ltd.	45,412	118,783
*Daesung Holdings Co., Ltd.	2,644	18,412
#Daesung Industrial Co., Ltd. (6249614)	1,594	166,375
#*Daesung Industrial Co., Ltd. (B445C80)	4,536	260,729
#*Daewoo Motor Sales Corp.	93,560	292,111
Daewoong Co., Ltd.	6,546	95,754
#Daewoong Pharmaceutical Co., Ltd.	14,579	581,887
Dahaam E-Tec Co., Ltd.	2,200	50,899
Daishin Securities Co., Ltd.	96,730	1,203,736
*Daiyang Metal Co., Ltd.	35,544	29,975
#Daou Technology, Inc.	57,240	355,195
*DCM Corp.	6,140	42,209
Digital Power Communications Co., Ltd.	50,540	52,857
Dong Ah Tire Industrial Co., Ltd.	23,075	164,977
#*Dong IL Rubber Belt Co., Ltd.	26,558	155,363
*Dong Yang Gang Chul Co., Ltd.	65,210	194,363
#Dong-A Pharmaceutical Co., Ltd.	20,186	1,914,869
#*Dongaone Co., Ltd.	51,170	199,430
Dongbang Agro Co., Ltd.	19,470	104,093
Dongbang Transport Logistics Co., Ltd.	26,000	57,344
#Dongbu Corp.	25,950	140,295
*Dongbu HiTek Co., Ltd.	40,153	305,340
Dongbu Insurance Co., Ltd.	51,230	1,591,299
#Dongbu Securities Co., Ltd.	51,631	264,169
#Dongbu Steel Co., Ltd.	54,916	475,266
Dong-Il Corp.	3,202	160,596
Dongil Industries Co., Ltd.	3,162	173,038
Dongil Paper Manufacturing Co., Ltd.	6,080	7,177
Dongkuk Steel Mill Co., Ltd.	99,270	2,012,486
#Dongwha Pharm Co., Ltd.	47,870	210,742
Dongwon F&B Co., Ltd.	3,810	176,035
#Dongwon Industries Co., Ltd.	3,363	351,994
#*Dongwon Systems Corp.	171,147	185,032
Dongyang Mechatronics Corp.	57,681	325,341
#Doosan Construction & Engineering Co., Ltd.	83,770	301,314
#Doosan Corp.	4,999	484,111
#*DuzonBIzon Co., Ltd.	37,140	748,472
#E1 Corp.	8,685	380,655
*Eagon Industrial Co., Ltd.	8,930	67,482
*Eugene Investment & Securities Co., Ltd.	1,178,194	752,202
F&F Co., Ltd.	21,060	71,070
#*Firstech Co., Ltd.	68,149	137,069
#*Foosung Co., Ltd.	93,559	323,443
Fursys, Inc.	15,560	374,115
Gaon Cable Co., Ltd.	4,873	106,023
#GIIR, Inc.	14,410	109,030
#Global & Yuasa Battery Co., Ltd.	16,060	411,366
Golden Bridge Investment & Securities Co., Ltd.	44,910	81,748
#Green Cross Corp.	6,791	787,099
#Green Cross Holdings Corp.	2,364	170,621

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Green Non-Life Insurance Co., Ltd.	19,867	$71,397
#GS Global Corp.	8,372	128,553
Gwangju Shinsegae Co., Ltd.	1,820	235,436
Halla Climate Control Corp.	106,070	1,550,175
#Halla Engineering & Construction Corp.	27,462	300,041
#Han Kuk Carbon Co., Ltd.	45,743	221,256
#Han Yang Securities Co., Ltd.	24,190	186,924
#*Hanall Biopharma Co., Ltd.	54,058	209,313
Handok Pharmaceuticals Co., Ltd.	12,760	155,924
#Handsome Corp.	34,799	480,641
#Hanil Cement Manufacturing Co., Ltd.	11,659	525,483
*Hanil Construction Co., Ltd.	11,388	22,644
#Hanil E-Wha Co., Ltd.	56,330	389,990
Hanjin Heavy Industries & Construction Co., Ltd.	79,750	1,905,179
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	28,580	284,949
*Hanjin Shipping Co., Ltd.	22,699	610,402
#*Hanjin Shipping Holdings Co., Ltd.	39,714	573,134
#Hanjin Transportation Co., Ltd.	19,671	619,462
*Hankook Cosmetics Co., Ltd.	19,749	67,106
#Hankook Cosmetics Manufacturing Co., Ltd.	5,570	50,617
Hankook Shell Oil Co., Ltd.	1,867	276,370
*Hankook Synthetics, Inc.	550	44
Hankuk Electric Glass Co., Ltd.	5,450	156,032
Hankuk Glass Industries, Inc.	12,660	280,419
#Hankuk Paper Manufacturing Co., Ltd.	6,700	181,841
#Hanmi Pharm Co., Ltd. (6146083)	4,184	177,545
*Hanmi Pharm Co., Ltd. (B613DJ9)	12,553	1,059,966
#*Hanmi Semiconductor Co., Ltd.	24,980	154,575
#Hansae Co., Ltd.	16,560	102,139
Hansae Yes24 Holdings Co., Ltd.	5,520	13,297
Hanshin Construction Co., Ltd.	530	3,783
Hansol Chemical Co., Ltd.	15,180	169,586
#Hansol CSN Co., Ltd.	65,160	107,973
#*Hansol LCD, Inc.	14,739	634,255
#Hansol Paper Co., Ltd.	83,760	1,066,642
#Hanssem Co., Ltd.	30,600	310,265
#Hanwha Chemical Corp.	187,517	3,056,406
#*Hanwha General Insurance Co., Ltd.	58,398	492,913
Hanwha Securities Co., Ltd.	112,961	765,656
Hanwha Timeworld Co., Ltd.	5,120	67,606
#*HeungKuk Fire & Marine Insurance Co., Ltd.	71,447	357,425
#Hite Brewery Co., Ltd.	10,134	1,202,484
#Hite Holdings Co., Ltd.	15,260	271,756
*HMC Investment Securities Co., Ltd.	37,920	583,889
Hotel Shilla Co., Ltd.	81,768	1,763,831
HS R&A Co., Ltd.	1,460	18,549
Huchems Fine Chemical Corp.	37,718	854,413
Husteel Co., Ltd.	9,530	136,203
*Hwa Sung Industrial Co., Ltd.	12,520	50,556
Hwacheon Machine Tool Co., Ltd.	510	15,772
Hwacheon Machinery Works Co., Ltd.	370	5,309
#Hwashin Co., Ltd.	38,280	426,173
Hyosung T & C Co., Ltd.	11,949	827,640
#Hyundai Cement Co., Ltd.	10,770	52,262
#*Hyundai Corp.	21,801	480,980
Hyundai Department Store Co., Ltd.	32,701	3,261,834
Hyundai Development Co.	121,060	2,774,799
Hyundai DSF Co., Ltd.	7,510	57,289
Hyundai Elevator Co., Ltd.	7,294	316,897
#Hyundai Engineering Plastics Co., Ltd.	40,790	126,690
Hyundai Greenfood Co., Ltd.	86,660	775,281

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Hyundai Hysco	91,740	$1,452,378
Hyundai Marine & Fire Insurance Co., Ltd.	132,660	2,727,085
Hyundai Mipo Dockyard Co., Ltd.	22,255	3,049,628
Hyundai Pharmaceutical Ind. Co., Ltd.	14,100	20,761
Hyundai Securities Co.	275,570	3,171,605
*IHQ, Inc.	7,110	7,804
#Il Dong Pharmaceutical Co., Ltd.	7,743	239,370
Il Sung Construction Co., Ltd.	2,700	15,408
*Il Yang Pharmaceutical Co., Ltd.	23,000	454,061
#*Iljin Display Co., Ltd.	36,348	301,820
#*Iljin Electric Co., Ltd.	34,929	315,823
#Iljin Holdings Co., Ltd.	27,632	84,205
Ilshin Spinning Co., Ltd.	1,887	132,729
#Ilsung Pharmaceutical Co., Ltd.	2,444	146,517
InziControls Co., Ltd.	1,260	4,595
IS Dongseo Co., Ltd.	19,438	233,481
#ISU Chemical Co., Ltd.	16,610	251,103
#IsuPetasys Co., Ltd.	56,480	162,604
#Jahwa Electronics Co., Ltd.	25,340	137,439
Jeil Pharmaceutical Co.	19,870	207,066
Jeonbuk Bank, Ltd.	84,399	474,819
*Jinheung Mutual Savings Bank Co., Ltd.	39,019	114,789
#JS Cable Co., Ltd.	4,540	49,522
#K.C. Tech Co., Ltd.	44,883	216,560
*KC Cottrell Co., Ltd.	4,486	55,664
#*KCO Energy, Inc.	120,777	510
#*Keangnam Enterprises, Ltd.	22,093	146,400
#KG Chemical Corp.	15,390	137,406
#*KIC, Ltd.	23,030	121,372
#KISCO Corp.	10,860	286,630
#KISWIRE, Ltd.	16,702	524,813
*KIWOOM Securities Co., Ltd.	20,820	767,058
#Kolon Engineering & Construction Co., Ltd.	36,920	124,373
#Kolon Industries, Inc. (6496539)	6,689	191,352
*Kolon Industries, Inc. (B5TVWD5)	17,200	917,714
Korea Cast Iron Pipe Co., Ltd.	30,450	98,926
*Korea Circuit Co., Ltd.	19,330	65,449
#Korea Cottrell Co., Ltd.	12,715	49,688
#*Korea Development Co., Ltd.	29,710	91,563
Korea Development Leasing Corp.	5,065	136,175
#Korea Electric Terminal Co., Ltd.	14,990	246,721
Korea Export Packing Industries Co., Ltd.	3,990	41,321
#*Korea Express Co., Ltd.	24,769	1,315,414
*Korea Flange Co., Ltd.	6,900	60,113
*Korea Green Paper Manufacturing Co., Ltd.	1,002	1,288
Korea Investment Holdings Co., Ltd.	93,550	2,673,839
Korea Iron & Steel Co., Ltd.	3,462	146,272
#Korea Kolmar Co., Ltd.	43,147	265,573
#*Korea Komho Petrochemical Co., Ltd.	28,640	1,283,026
#*Korea Line Corp.	14,817	664,038
*Korea Mutual Savings Bank	6,040	50,544
#*Korea Plant Service & Engineering Co., Ltd.	19,098	1,020,230
#Korea Reinsurance Co., Ltd.	189,599	1,876,905
#Korea Zinc Co., Ltd.	5,742	1,143,512
#Korean Air Terminal Service Co., Ltd.	4,350	147,072
KP Chemical Corp.	121,051	1,165,240
KPX Chemical Co., Ltd.	3,419	143,720
#*KPX Fine Chemical Co., Ltd.	3,686	179,959
KPX Holdings Corp.	3,008	134,694
#*KTB Securities Co., Ltd.	129,830	402,075
#Kukdo Chemical Co., Ltd.	8,450	221,312

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Kukdong Oil & Chemicals Co., Ltd.	3,623	$41,456
Kumbi Corp.	670	22,591
#*Kumho Electric Co., Ltd.	7,792	293,236
*Kumho Industrial Co., Ltd.	46,110	131,988
Kumho Investment Bank	145,230	116,579
#*Kumho Tire Co., Inc.	90,000	367,448
Kumkang Industrial Co., Ltd.	5,810	41,001
Kunsul Chemical Industrial Co., Ltd.	8,190	98,322
#Kwang Dong Pharmaceutical Co., Ltd.	90,320	207,714
#*Kwang Myung Electric Engineering Co., Ltd.	9,500	12,861
#Kyeryong Construction Industrial Co., Ltd.	12,540	150,143
#Kyobo Securities Co., Ltd.	45,970	353,698
Kyung Dong Navien Co., Ltd.	1,740	44,501
*Kyungbang Co., Ltd.	1,352	123,671
Kyungdong City Gas Co., Ltd.	2,270	80,713
Kyung-in Synthetic Corp.	51,010	162,100
Kyungnam Energy Co., Ltd.	28,770	64,781
#LG Fashion Corp.	46,325	1,116,780
#*LG Innotek Co., Ltd.	13,773	1,861,234
#LG International Corp.	73,842	1,964,871
#*LG Life Sciences, Ltd.	26,935	1,048,057
#LIG Insurance Co., Ltd.	91,770	1,985,380
Livart Furniture Co., Ltd.	9,790	66,176
#Lotte Chilsung Beverage Co., Ltd.	1,718	1,137,009
#Lotte Confectionary Co., Ltd.	1,695	1,931,960
#Lotte Midopa Co., Ltd.	61,160	630,747
#Lotte Non-Life Insurance Co., Ltd.	48,040	317,731
#Lotte Sam Kang Co., Ltd.	1,998	462,560
#*Lotte Tour Development Co., Ltd.	5,730	127,217
#LS Industrial Systems Co., Ltd.	10,092	749,984
#Macquarie Korea Infrastructure Fund	520,371	1,962,239
*Manho Rope & Wire Co., Ltd.	3,950	53,921
Meritz Fire Marine Insurance Co., Ltd.	180,948	1,118,948
*Meritz Securities Co., Ltd.	368,685	314,972
Mirae Asset Securities Co., Ltd.	35,390	1,745,925
Miwon Commercial Co., Ltd.	1,081	83,079
*Miwon Specialty Chemical Co., Ltd.	448	46,494
*Moorim P&P Co., Ltd.	14,050	86,137
#Moorim Paper Co., Ltd.	21,778	157,645
Motonic Corp.	20,900	157,999
#Namhae Chemical Corp.	63,074	868,157
#*Namkwang Engineering & Construction Co., Ltd.	32,027	94,407
Namyang Dairy Products Co., Ltd.	1,009	428,080
*Nasan Co., Ltd.	23,824	23,551
#National Plastic Co., Ltd.	32,500	50,809
NCsoft Corp.	12,591	2,004,231
Nexen Corp.	4,130	175,602
#Nexen Tire Corp.	71,180	429,417
NH Investment & Securities Co., Ltd.	64,269	539,939
#*NK Co., Ltd.	17,150	131,523
Nong Shim Co., Ltd.	8,447	1,601,307
#Nong Shim Holdings Co., Ltd.	5,210	276,146
Noroo Holdings Co., Ltd.	8,565	36,738
Noroo Paint Co., Ltd.	14,277	40,724
*ON*Media Corp.	138,570	356,676
#*Orientbio, Inc.	106,060	82,881
ORION Corp.	9,061	2,727,656
Ottogi Corp.	3,910	495,052
Pacific Corp.	8,059	1,023,673
Pacific Pharmaceutical Co., Ltd.	2,030	52,992
*PaperCorea, Inc.	13,740	84,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Pohang Coated Steel Co., Ltd.	6,320	$156,449
*Poong Lim Industrial Co., Ltd.	31,880	48,042
#Poongsan Corp.	47,471	1,272,410
Poongsan Holdings Corp.	9,717	198,936
Pulmuone Co., Ltd.	2,916	105,577
#Pum Yang Construction Co., Ltd.	12,016	49,616
Pusan City Gas Co., Ltd.	14,730	261,609
*Pyung Hwa Holdings Co., Ltd.	2	3
Pyung Hwa Industrial Co., Ltd.	6	15
#*RNL BIO Co., Ltd.	159,490	501,950
#*S&T Corp.	9,103	157,270
#*S&T Daewoo Co., Ltd.	13,230	290,959
#S&T Dynamics Co., Ltd.	50,002	809,135
#S&T Holdings Co., Ltd.	31,368	371,068
#*S&T Motors Co., Ltd.	156,480	101,705
#S1 Corp.	43,593	2,209,358
#*Saehan Industries, Inc.	651,800	690,001
*Saehan Media Corp.	3,460	13,812
#*Sajo Industries Co., Ltd.	8,060	212,666
*Sajodaerim Corp.	4,770	76,676
#Sam Jin Pharmaceutical Co., Ltd.	30,689	262,289
#Sam Kwang Glass Industrial Co., Ltd.	4,960	196,835
Sam Whan Camus Co., Ltd.	5,270	24,325
Sam Yung Trading Co., Ltd.	13,947	55,907
#Sambu Construction Co., Ltd.	11,120	138,043
Samchully Co., Ltd.	6,971	585,473
*Samho Development Co., Ltd.	31,127	70,897
*Samho International Co., Ltd.	12,681	24,056
Samhwa Crown & Closure Co., Ltd.	412	7,689
Samhwa Paints Industrial Co., Ltd.	26,400	109,269
Samick Musical Instruments Co., Ltd.	146,160	129,837
*Samick THK Co., Ltd.	8,620	37,644
Samsung Climate Control Co., Ltd.	6,810	40,578
#Samsung Fine Chemicals Co., Ltd.	42,528	2,402,302
Samwha Capacitor Co., Ltd.	15,030	152,039
#Samwhan Corp.	13,970	101,534
#Samyang Corp.	12,380	611,352
*Samyang Foods Co., Ltd.	8,430	119,909
Samyang Genex Co., Ltd.	4,129	222,690
Samyang Tongsang Co., Ltd.	1,760	33,985
#Samyoung Electronics Co., Ltd.	20,950	230,508
*SAVEZONE I&C Corp.	12,100	23,631
*SBS Media Holdings Co., Ltd.	20,670	45,908
#Seah Besteel Corp.	25,030	448,243
SeAH Holdings Corp.	4,622	276,401
#SeAH Steel Corp.	6,214	213,785
Sebang Co., Ltd.	21,405	291,575
#Sejong Industrial Co., Ltd.	30,130	313,032
Seoul City Gas Co., Ltd.	3,590	136,654
#*Serim Paper Manufacturing Co., Ltd.	32,013	89,180
#Sewon Cellontech Co., Ltd.	51,111	215,174
*SH Chemical Co., Ltd.	116,732	40,501
*Shell-Line Co., Ltd.	7,600	53,527
#Shin Won Corp.	91,390	116,739
Shin Young Securities Co., Ltd.	10,720	328,480
*Shinhan Engineering & Construction Co., Ltd.	3,676	19,050
Shinpoong Pharmaceutical Co., Ltd.	5,020	128,446
Shinsegae Engineering & Construction Co., Ltd.	2,990	30,785
*Shinsegae Information & Communication Co., Ltd.	1,545	78,218
*Shinsung Engineering Co., Ltd.	924	3,956
Shinsung FA Co., Ltd.	914	3,656

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Shinsung Holdings Co., Ltd.	57,920	$293,911
#Silla Trading Co., Ltd.	9,280	97,577
Sindo Ricoh Co., Ltd.	11,169	466,228
*SJM Co., Ltd.	10,868	59,619
SJM Holdings Co., Ltd.	11,641	31,067
#*SK Chemicals Co., Ltd.	37,623	2,118,766
SK Gas Co., Ltd.	9,960	337,261
#SKC Co., Ltd.	46,420	1,088,231
#SL Corp.	24,960	249,048
*Solomon Mutual Savings Bank	11,267	30,538
#Songwon Industrial Co., Ltd.	19,620	164,213
*Ssangyong Cement Industry Co., Ltd.	79,381	344,564
#*STX Corp.	54,002	932,847
#STX Engine Co., Ltd.	44,542	1,015,336
#STX Offshore & Shipbuilding Co., Ltd.	118,670	1,276,875
#STX Pan Ocean Co., Ltd.	135,730	1,376,809
Suheung Capsule Co., Ltd.	16,030	96,169
#*Sung Jin Geotec Co., Ltd.	22,250	233,203
*Sung Shin Cement Co., Ltd.	25,380	84,831
*Sungchang Enterprise Holdings, Ltd.	8,030	105,847
*Sunjin Co., Ltd.	2,840	89,537
#Sunkyong Securities Co., Ltd.	496,580	960,427
Tae Kwang Industrial Co., Ltd.	919	567,027
#Tae Kyung Industrial Co., Ltd.	33,700	131,975
#Taeyoung Engineering & Construction	106,800	427,933
#*Tai Han Electric Wire Co., Ltd.	52,710	479,555
Tai Lim Packaging Industries Co., Ltd.	79,450	85,660
#TCC Steel	16,981	66,780
*Tec & Co.	250,710	51,571
Telcoware Co., Ltd.	9,000	53,067
#*Tong Yang Major Corp.	92,436	179,104
Tong Yang Securities, Inc.	188,196	1,721,318
*Trigem Computer, Inc.	13	—
*Trybrands, Inc.	32,070	26,460
#TS Corp.	6,600	210,841
#*Uangel Corp.	12,280	49,625
#Unid Co., Ltd.	6,660	261,220
*Union Steel Manufacturing Co., Ltd.	13,912	257,438
#*VGX International, Inc.	18,440	25,350
#Whanin Pharmaceutical Co., Ltd.	27,500	160,266
#*Woongjin Holdings Co., Ltd.	73,957	736,442
#Woongjin Thinkbig Co., Ltd.	37,369	789,720
#Woori Financial Co., Ltd.	21,080	158,360
Woori Investment & Securities Co., Ltd.	218,080	3,430,455
WooSung Feed Co., Ltd.	17,000	24,706
YESCO Co., Ltd.	5,950	119,402
Yoosung Enterprise Co., Ltd.	34,546	72,395
#Youlchon Chemical Co., Ltd.	32,710	248,847
*Young Poong Mining & Construction Corp.	1,580	73
Young Poong Paper Manufacturing Co., Ltd.	580	8,100
#Youngone Corp. (6150493)	17,466	401,352
Youngone Corp. (B622C10)	60,704	458,442
Youngpoong Corp.	2,258	1,145,312
Yuhan Corp.	22,938	3,068,685
Yuhwa Securities Co., Ltd.	12,910	163,101
#*Yungjin Pharm Co., Ltd.	183,532	128,047
*ZeroOne Interactive Co., Ltd.	3,200	41

TOTAL SOUTH KOREA		184,336,344

TAIWAN — (10.8%)
*A.G.V. Products Corp.	741,782	318,412

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Aaeon Technology, Inc.	174,392	$297,528
Ability Enterprise Co., Ltd.	752,076	1,151,740
*Abocom Systems, Inc.	470	240
*Acbel Polytech, Inc.	777,599	602,670
*Accton Technology Corp.	256,000	127,032
*Ace Pillar Co., Ltd.	22,000	27,262
*Adlink Technology, Inc.	101,000	130,506
Advantech Co., Ltd.	240,000	513,481
*ALI Corp.	311,000	509,244
*Alpha Networks, Inc.	326,000	248,076
*Altek Corp.	524,042	758,893
*Ambassador Hotel (The)	597,000	719,219
*Ampoc Far East Co., Ltd.	158,444	91,187
*Amtran Technology Co., Ltd.	1,129,190	1,080,075
*APCB, Inc.	122,000	135,302
Apex Biotechnology Corp.	205,380	404,243
*Apex Medical Corp.	17,000	17,340
*Apex Science & Engineering Corp.	124,000	60,791
*Arima Communication Corp.	288,000	100,563
*Arima Optoelectronics Corp.	92,594	22,603
Asia Chemical Corp.	559,000	331,516
*Asia Optical Co, Inc.	164,000	255,807
*Asia Polymer Corp.	495,936	449,654
*Asia Vital Components Co., Ltd.	391,574	473,904
*ASROCK, Inc.	33,000	126,921
Aten International Co., Ltd.	197,479	344,957
Aurora Corp.	541,499	900,962
*Aurora Systems Corp.	244,244	167,030
*AV Tech Corp.	51,000	145,112
*Avermedia Technologies, Inc.	362,446	467,118
*Avision, Inc.	110,000	66,788
*Bank of Kaohsiung	62,000	22,899
Basso Industry Corp., Ltd.	81,000	73,285
*Behavior Tech Computer Corp.	775	46
*Bes Engineering Corp.	2,691,750	628,201
*Biostar Microtech International Corp.	231,975	164,416
*Bright Led Electronics Corp.	152,000	188,666
*C Sun Manufacturing, Ltd.	255,221	170,949
*Cameo Communications, Inc.	137,000	74,187
*Capital Securities Corp.	1,681,000	774,666
*Carnival Industrial Corp.	656,000	191,768
*Cathay Real Estate Development Co., Ltd.	742,000	333,152
*Central Reinsurance Co., Ltd.	826,402	393,168
*Chain Qui Development Co., Ltd.	226,083	187,516
*Champion Building Materials Co., Ltd.	560,991	472,921
*Charoen Pokphand Enterprises Co., Ltd.	351,000	214,960
*Cheng Loong Corp.	1,760,330	652,610
*Cheng Uei Precision Industry Co., Ltd.	577,720	1,011,385
Chenming Mold Industrial Corp.	276,437	194,788
*Chia Hsin Cement Corp.	1,068,304	511,591
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	—
Chicony Electronics Co., Ltd.	128,847	281,616
*Chilisin Electronics Corp.	207,535	209,714
*China Chemical & Pharmaceutical Co.	408,000	292,821
China Ecotek Corp.	170,000	250,479
*China Electric Manufacturing Co., Ltd.	694,900	626,620
*China General Plastics Corp.	665,000	229,441
*China Glaze Co., Ltd.	329,423	283,592
China Hi-Ment Corp.	308,348	340,304
*China Life Insurance Co., Ltd.	1,861,029	1,649,813
*China Man-Made Fiber Co., Ltd.	2,399,879	821,976

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Metal Products Co., Ltd.	426,181	$581,554
*China Motor Co., Ltd.	806,609	507,273
*China Petrochemical Development Corp.	1,449,000	778,754
*China Rebar Co., Ltd.	55,174	—
*China Steel Chemical Corp.	412,554	1,238,563
*China Steel Structure Co., Ltd.	232,000	160,997
*China Synthetic Rubber Corp.	852,563	824,415
*China United Trust & Investment Corp.	164,804	—
*China Wire & Cable Co., Ltd.	521,000	187,503
*Chinese Maritime Transport, Ltd.	422,850	923,961
*Ching Feng Home Fashions Industries Co., Ltd.	199,403	71,527
*Chin-Poon Industrial Co., Ltd.	559,207	411,909
*Chipbond Technology Corp.	25,000	34,992
*Chong Hong Construction Co.	229,000	468,564
*Chou Chin Industrial Co., Ltd.	825	—
*Chroma Ate, Inc.	598,827	1,200,291
*Chun Yu Works & Co., Ltd.	469,000	146,040
*Chun Yuan Steel Industrial Co., Ltd.	1,046,536	423,389
*Chung Hsin Electric & Machinery Co., Ltd.	753,000	423,293
*Chung Hung Steel Corp.	1,832,000	747,811
*Chung Hwa Pulp Corp.	843,594	386,857
*Clevo Co.	344,000	721,397
*CMC Magnetics Corp.	3,459,000	923,666
Collins Co., Ltd.	462,700	204,927
Compal Communications, Inc.	535,000	476,593
*Compeq Manufacturing Co., Ltd.	2,207,000	600,390
*Continental Holdings Corp.	1,297,067	495,859
*Cosmo Electronics Corp.	207,900	214,936
*Cosmos Bank Taiwan	262,740	57,987
*Coxon Precise Industrial Co., Ltd.	66,000	127,889
CTCI Corp.	950,013	1,016,792
*CviLux Corp.	29,000	44,128
CX Technology Co., Ltd.	62,368	40,797
*Cyberlink Corp.	108,000	449,835
Cybertan Technology, Inc.	440,779	476,977
*Da-Cin Construction Co., Ltd.	482,711	262,564
*Darfon Electronics Corp.	263,550	291,314
*Davicom Semiconductor, Inc.	16,000	22,337
*De Licacy Industries Co., Ltd.	70,000	33,974
*Delpha Construction Co., Ltd.	364,410	139,066
*Depo Auto Parts Industrial Co., Ltd.	42,000	113,434
*Der Pao Construction Co., Ltd.	476,000	12,181
*Diamond Flower Electric Instrument Co., Ltd.	203,524	224,429
*D-Link Corp.	923,665	711,887
*Dynamic Electronics Co., Ltd.	232,000	201,464
*Eastern Media International Corp.	2,366,337	608,789
*Eclat Textile Co., Ltd.	240,919	156,132
*Edom Technology Co., Ltd.	238,776	123,760
Elan Microelectronics Corp.	614,715	904,733
*E-Lead Electronic Co., Ltd.	82,942	55,932
*E-LIFE MALL Corp., Ltd.	22,000	32,617
Elite Advanced Laser Corp.	70,000	147,111
*Elite Material Co., Ltd.	359,160	335,582
*Elite Semiconductor Memory Technology, Inc.	262,200	502,022
*Elitegroup Computer Systems Co., Ltd.	506,182	187,403
*Enlight Corp.	149,899	5,713
*EnTie Commercial Bank	342,603	131,171
*Eternal Chemical Co., Ltd.	630,290	626,066
*Everest Textile Co., Ltd.	830,562	181,146
*Everfocus Electronics Corp.	89,000	59,914
*Evergreen International Storage & Transport Corp.	1,691,000	1,313,915

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Everlight Chemical Industrial Corp.	655,000	$605,321
*Everspring Industry Co.	139,000	50,074
*Evertop Wire Cable Corp.	45,461	10,310
Excel Cell Electronics Co., Ltd.	143,000	78,026
*Excelsior Medical Co., Ltd.	27,000	60,187
Far Eastern Department Stores Co., Ltd.	1,040,000	1,014,878
*Far Eastern International Bank	1,232,502	478,475
*Faraday Technology Corp.	372,000	608,180
*Federal Corp.	742,244	472,697
Feng Hsin Iron & Steel Co., Ltd.	495,100	706,499
*Feng Tay Enterprise Co., Ltd.	839,055	755,708
*FIC Global, Inc.	27,289	3,401
*First Copper Technology Co., Ltd.	703,000	295,265
*First Hotel	424,955	344,796
*First Insurance Co., Ltd. (The)	531,179	218,212
*First Steamship Co., Ltd.	335,200	568,428
*FLEXium Interconnect, Inc.	138,000	162,401
Flytech Technology Co., Ltd.	123,750	350,854
*Forhouse Corp.	389,000	390,195
*Formosa Advanced Technologies Co., Ltd.	169,000	215,844
Formosa Epitaxy, Inc.	376,811	519,647
*Formosa International Hotels Corp.	28,000	401,104
*Formosan Rubber Group, Inc.	841,000	615,222
Fortune Electric Co., Ltd.	478,170	411,384
*Fu I Industrial Co., Ltd.	97,900	25,294
*Fullerton Technology Co., Ltd.	86,900	85,687
*Fwuson Industry Co., Ltd.	466,590	203,660
*G Shank Enterprise Co., Ltd.	335,013	253,566
*G.T.M. Corp.	338,000	214,920
*Gamma Optical Co., Ltd.	44,000	40,396
*Gem Terminal Industries Co., Ltd.	302,386	244,487
*Gemtek Technology Corp.	345,786	470,221
*General Plastic Industrial Co., Ltd.	42,000	62,760
*Genesis Photonics, Inc.	55,000	73,888
*Genius Electronic Optical Co., Ltd.	9,000	23,142
*GeoVision, Inc.	37,000	119,463
*Getac Technology Corp.	679,360	439,884
Giant Manufacture Co., Ltd.	633,993	2,203,376
*Giantplus Technology Co., Ltd.	162,000	83,608
*Giga Solution Tech Co., Ltd.	69,000	53,173
*Giga Storage Corp.	98,000	123,935
*Giga-Byte Technology Co., Ltd.	1,390,800	1,463,174
*Gintech Energy Corp.	156,000	460,542
Global Mixed Mode Technology, Inc.	81,000	359,497
*Global Unichip Corp.	89,000	341,221
*Globe Union Industrial Corp.	426,944	494,392
Gold Circuit Electronics, Ltd.	864,227	311,900
*Goldsun Development & Construction Co., Ltd.	2,382,291	1,030,946
*Good Will Instrument Co., Ltd.	148,176	108,367
*Grand Pacific Petrochemical Corp.	1,130,000	496,078
Grape King, Inc.	183,000	273,104
*Great China Metal Industry Co., Ltd.	462,000	334,811
Great Taipei Gas Co., Ltd.	846,000	443,886
*Great Wall Enterprise Co., Ltd.	791,691	789,796
Greatek Co., Ltd.	853,620	842,397
*Green Energy Technology, Inc.	24,034	50,812
*Hannstar Board Corp.	130,000	106,906
*HannStar Display Corp.	3,002,000	581,338
Hanpin Co., Ltd.	151,000	68,251
*Harvatek Corp.	164,659	206,638
*Hey Song Corp.	765,000	596,209

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Highwealth Construction Corp.	1,037,871	$1,600,960
*Hitron Technologies, Inc.	177,659	113,537
*Ho Tung Holding Corp.	1,003,817	505,983
*Hocheng Corp.	542,700	197,530
*Hold-Key Electric Wire & Cable Co., Ltd.	337,079	186,497
*Holiday Entertainment Co., Ltd.	61,000	50,348
*Holtek Semiconductor, Inc.	200,000	291,100
*Holystone Enterprise Co., Ltd.	310,699	402,896
*Hong Tai Electric Industrial Co., Ltd.	567,000	236,530
*Hong Yi Fiber Industry Co., Ltd.	158,320	59,148
*Honmyue Enterprise Co., Ltd.	139,080	39,348
*Hota Industrial Manufacturing Co., Ltd.	40,000	19,076
*Hsin Kuang Steel Co., Ltd.	399,443	340,637
*Hsing Ta Cement Co., Ltd.	620,000	190,269
*Hua Eng Wire & Cable Co., Ltd.	988,565	336,168
*Huaku Development Co., Ltd.	307,290	686,317
*Huang Hsiang Construction Co.	224,800	369,073
*Hung Ching Development & Construction Co., Ltd.	449,000	248,848
Hung Poo Construction Corp.	490,658	565,927
*Hung Sheng Construction Co., Ltd.	354,000	198,840
*Hwa Fong Rubber Co., Ltd.	471,670	182,529
*Ichia Technologies, Inc.	283,000	131,130
*I-Chiun Precision Industry Co., Ltd.	258,313	344,327
*ICP Electronics, Inc.	126,000	160,302
Infortrend Technology, Inc.	439,163	568,304
*Inventec Appliances Corp.	227,000	187,828
*I-Sheng Electric Wire & Cable Co., Ltd.	50,000	82,147
ITE Technology, Inc.	207,408	355,499
*Jean Co., Ltd.	140,000	68,812
*Jenn Feng New Energy Co., Ltd.	127,000	144,780
*Jess-Link Products Co., Ltd.	149,000	494,860
Johnson Health Tech Co., Ltd.	32,000	43,872
*Jui Li Enterprise Co., Ltd.	346,080	93,569
*K Laser Technology, Inc.	295,693	209,835
*Kang Na Hsiung Co., Ltd.	305,020	182,213
*Kao Hsing Chang Iron & Steel Corp.	784,000	214,248
*Kaulin Manufacturing Co., Ltd.	274,330	252,158
*Kee Tai Properties Co., Ltd.	830,997	373,494
Kenda Rubber Industrial Co., Ltd.	934,056	995,286
*Kian Shen Corp.	34,000	56,099
King Core Electronics, Inc.	31,000	30,015
*King Slide Works Co., Ltd.	51,000	259,931
*King Yuan Electronics Co., Ltd.	2,116,979	951,119
*Kingdom Construction Co., Ltd.	889,000	640,591
*King’s Town Bank	1,795,701	752,255
*King’s Town Construction Co., Ltd.	545,359	497,958
*Kinko Optical Co., Ltd.	83,000	86,171
*Kinpo Electronics, Inc.	2,658,157	762,484
Kinsus Interconnect Technology Corp.	360,000	754,784
Knowledge-Yield-Excellence Systems Corp.	415,903	382,171
*KS Terminals, Inc.	32,000	34,931
Kung Long Batteries Industrial Co., Ltd.	64,000	107,669
*Kuoyang Construction Co., Ltd.	687,000	421,031
*Kwong Fong Industries Corp.	996,000	252,235
*L&K Engineering Co., Ltd.	85,000	92,197
*Lan Fa Textile Co., Ltd.	618,423	199,405
*LCY Chemical Corp.	1,296,618	1,635,948
*Lead Data Co., Ltd.	494,858	106,528
*Leader Electronics, Inc.	61,918	51,140
*Leadtek Research, Inc.	89,961	39,137
*Leadtrend Technology Corp.	34,000	162,371

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Lealea Enterprise Co., Ltd.	1,222,095	$480,501
*Ledtech Electronics Corp.	69,000	54,224
*Lee Chi Enterprises Co., Ltd.	326,000	177,588
*Lelon Electronics Corp.	112,000	84,915
*Leofoo Development Co., Ltd.	507,000	303,984
*Les Enphants Co., Ltd.	318,800	371,729
*Li Peng Enterprise Co., Ltd.	967,824	436,303
Lien Hwa Industrial Corp.	1,183,783	693,147
*Lingsen Precision Industries, Ltd.	506,506	305,966
*LITE-ON IT Corp.	355,000	397,023
*Lite-On Semiconductor Corp.	276,000	165,780
Long Bon International Co., Ltd.	797,945	320,372
*Long Chen Paper Co., Ltd.	1,073,674	336,002
*Lotes Co., Ltd.	52,996	278,761
*Lucky Cement Corp.	620,000	147,629
*Lumax International Corp., Ltd.	54,100	93,540
Makalot Industrial Co., Ltd.	237,202	534,521
*Marketech International Corp.	80,000	39,423
*Masterlink Securities Corp.	928,000	354,796
*Maxtek Technology Co., Ltd.	53,000	60,564
*Mayer Steel Pipe Corp.	282,161	229,463
*Maywufa Co., Ltd.	69,323	38,043
*Meiloon Co., Ltd.	399,053	176,819
*Mercuries & Associates, Ltd.	987,477	574,808
Merida Industry Co., Ltd.	432,170	703,562
*Merry Electronics Co., Ltd.	92,363	135,721
*Microelectronics Technology, Inc.	672,315	408,208
*Micro-Star International Co., Ltd.	1,802,075	1,001,174
Min Aik Technology Co., Ltd.	224,316	373,645
*Mirle Automation Corp.	250,568	242,940
*Mitac International Corp.	1,464,000	597,639
*Mobiletron Electronics Co., Ltd.	135,000	99,221
*Mosel Vitelic, Inc.	702,644	313,965
*Mospec Seminconductor Corp.	117,000	78,620
*Mustek Systems, Inc.	129,119	16,626
*Nak Sealing Technologies Corp.	121,954	146,723
*Namchow Chemical Industrial Co., Ltd.	473,000	560,301
*Nankang Rubber Tire Co., Ltd.	1,011,622	1,346,237
*Nantex Industry Co., Ltd.	455,134	296,766
National Petroleum Co., Ltd.	455,824	486,482
*New Asia Construction & Development Co., Ltd.	133,618	26,270
*Ocean Plastics Co., Ltd.	342,200	238,471
*Optimax Technology Corp.	674	102
Opto Tech Corp.	789,886	555,444
*Orient Semiconductor Electronics, Ltd.	466,000	122,376
*Oriental Union Chemical Corp.	1,095,788	820,036
*Orise Technology Co., Ltd.	45,000	72,281
*Pacific Construction Co., Ltd.	1,054,000	153,093
*Pan Jit International, Inc.	463,318	442,974
Pan-International Industrial Corp.	543,088	852,280
*Paragon Technologies Co., Ltd.	76,449	181,989
PC Home Online	50,998	169,115
*Phihong Technology Co., Ltd.	585,001	653,533
*Phytohealth Corp.	34,000	53,856
*Picvue Electronics, Ltd.	72,760	—
Pihsiang Machinery Mfg. Co., Ltd.	262,534	437,102
*Plotech Co., Ltd.	44,000	32,786
*Polaris Securities Co., Ltd.	2,187,000	998,309
*Polytronics Technology Corp.	69,027	148,820
*Potrans Electrical Corp.	228,000	31,023
*Power Quotient International Co., Ltd.	228,000	167,733

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Powercom Co., Ltd.	140,000	$300,942
Powertech Industrial Co., Ltd.	45,000	57,281
*Precision Silicon Corp.	82,000	85,910
*President Securities Corp.	892,000	488,268
*Prince Housing & Development Corp.	1,616,398	749,646
*Procomp Informatics, Ltd.	21,675	—
*Prodisc Technology, Inc.	1,707,199	26,080
*Promate Electronic Co., Ltd.	141,000	106,747
*Promise Technology, Inc.	232,309	157,138
*Protop Technology Co., Ltd.	192,000	1,258
*Qisda Corp.	1,376,000	773,888
*Quintain Steel Co., Ltd.	459,750	139,263
*Radiant Opto-Electronics Corp.	477,920	647,017
*Radium Life Tech Corp.	947,736	875,032
*Ralec Electronic Corp.	92,404	207,380
*Ralink Technology Corp.	48,960	176,507
*Rectron, Ltd.	178	48
*Rexon Industrial Corp., Ltd.	469,000	164,487
*Ritek Corp.	5,135,387	1,472,812
*Roundtop Machinery Industries Co., Ltd.	22,000	19,860
Ruentex Development Co., Ltd.	886,000	1,512,659
*Ruentex Industries, Ltd.	353,000	1,017,668
*Sainfoin Technology Corp.	131,260	—
*Sampo Corp.	1,721,124	272,127
San Fang Chemical Industry Co., Ltd.	316,522	327,815
*Sanyang Industrial Co., Ltd.	1,402,046	657,428
*Sanyo Electric Co., Ltd.	503,000	477,161
SDI Corp.	274,000	357,840
*Senao International Co., Ltd.	375,541	558,641
*Sheng Yu Steel Co., Ltd.	552,980	361,429
*ShenMao Technology, Inc.	31,000	53,059
*Shih Wei Navigation Co., Ltd.	182,598	260,732
*Shihlin Electric & Engineering Corp.	895,000	964,059
*Shihlin Paper Corp.	418,000	851,067
Shin Shin Co., Ltd.	49,000	44,002
*Shin Zu Shing Co., Ltd.	163,000	528,549
*Shining Building Business Co., Ltd.	179,000	178,063
*Shinkong Co., Ltd.	542,131	453,797
*Shinkong Synthetic Fibers Co., Ltd.	2,321,961	816,568
*Shuttle, Inc.	290,152	219,508
*Sigurd Microelectronics Corp.	424,974	331,205
*Silicon Integrated Systems Corp.	1,023,820	661,588
Silitech Technology Corp.	247,650	702,382
*Sinbon Electronics Co., Ltd.	35,000	25,824
*Sincere Navigation Corp.	255,786	291,666
*Sinkang Industries Co., Ltd.	259,805	150,374
*Sinkong Textile Co., Ltd.	469,542	542,563
*Sinon Corp.	556,510	237,043
*Sinphar Pharmaceutical Co., Ltd.	35,185	40,972
*Sintek Photronics Corp.	1,271,130	780,190
Sinyi Realty Co., Ltd.	380,893	571,540
Sitronix Technology Corp.	94,000	159,870
*Siward Crystal Technology Co., Ltd.	201,013	99,107
*Solelytex Enterprise Corp.	22,592	18,206
*Solomon Technology Corp.	281,138	123,313
*Sonix Technology Co., Ltd.	180,000	365,886
South East Soda Manufacturing Co., Ltd.	279,250	283,320
*Southeast Cement Co., Ltd.	899,700	334,963
*SPI Electronic Co., Ltd.	287,176	340,090
*Spirox Corp.	115,000	97,390
*Springsoft, Inc.	248,000	240,624

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Standard Chemical & Pharmaceutical Co., Ltd.	212,684	$197,323
Standard Foods Taiwan, Ltd.	533,655	1,549,723
*Star Comgistic Capital Co., Ltd.	194,785	230,385
*Stark Technology, Inc.	226,860	196,930
*Sunonwealth Electric Machine Industry Co., Ltd.	339,487	281,771
*Sunplus Technology Co., Ltd.	583,000	432,091
Sunrex Technology Corp.	612,736	601,372
*Supreme Electronics Co., Ltd.	127,000	96,170
*Sweeten Construction Co., Ltd.	13,000	6,874
*Syscom Computer Engineering Co.	30,000	15,537
*Sysware Systex Corp.	261,388	381,606
*T JOIN Transportation Co., Ltd.	802,000	586,258
*Ta Chen Stainless Pipe Co., Ltd.	30,197	20,865
*Ta Chong Bank, Ltd.	3,172,212	759,931
*Ta Ya Electric Wire & Cable Co., Ltd.	884,858	241,800
Ta Yih Industrial Co., Ltd.	194,000	319,123
*Tah Hsin Industrial Corp.	447,000	301,835
*Ta-I Technology Co., Ltd.	241,945	273,713
*Taichung Commercial Bank	2,300,841	720,181
*Tainan Enterprises Co., Ltd.	263,370	337,283
*Tainan Spinning Co., Ltd.	2,480,000	1,094,421
*Taisun Enterprise Co., Ltd.	542,000	317,038
*Taita Chemical Co., Ltd.	452,170	182,653
Taiwan Acceptance Corp.	229,480	310,634
*Taiwan Business Bank	3,397,000	1,001,790
*Taiwan Cogeneration Corp.	445,000	254,802
*Taiwan Fire & Marine Insurance Co., Ltd.	529,602	435,932
*Taiwan Flourescent Lamp Co., Ltd.	176,000	16,368
Taiwan Hon Chuan Enterprise Co., Ltd.	337,311	626,470
*Taiwan International Securities Corp.	108,000	39,528
Taiwan Kai Yih Industrial Co., Ltd.	242,396	236,256
*Taiwan Kolin Co., Ltd.	1,356,000	—
*Taiwan Land Development Corp.	205,000	84,958
Taiwan Life Insurance Co., Ltd.	827,843	820,241
Taiwan Line Tek Electronic Co., Ltd.	77,214	91,384
*Taiwan Mask Corp.	528,720	195,934
*Taiwan Nano Electro-Optical Technology Co., Ltd.	158,000	101,436
Taiwan Navigation Co., Ltd.	557,777	696,055
*Taiwan Paiho Co., Ltd.	438,253	372,034
*Taiwan Pulp & Paper Corp.	618,000	271,341
*Taiwan Sakura Corp.	423,437	346,874
Taiwan Secom Co., Ltd.	710,332	1,089,881
*Taiwan Sogo Shinkong Security Co., Ltd.	538,278	374,448
*Taiwan Styrene Monomer Corp.	987,303	428,377
*Taiwan Tea Corp.	904,897	536,385
*Taiyen Biotech Co., Ltd.	438,000	282,471
*Tatung Co., Ltd.	1,123,000	203,958
*Teapo Electronic Corp.	276,000	65,675
*Teco Electric & Machinery Co., Ltd.	684,000	327,986
*Tecom, Ltd.	447,114	143,948
Ten Ren Tea Co., Ltd.	123,980	201,377
*Test Research, Inc.	156,450	215,413
*Test-Rite International Co., Ltd.	794,438	454,947
Thinking Electronic Industrial Co., Ltd.	184,204	272,926
*Thye Ming Industrial Co., Ltd.	267,015	344,591
*Ton Yi Industrial Corp.	2,487,280	1,118,959
Tong Hsing Electronic Industries, Ltd.	111,784	425,183
Tong Yang Industry Co., Ltd.	438,000	667,806
*Topco Scientific Co., Ltd.	155,000	195,909
Tsann Kuen Enterprise Co., Ltd.	149,334	277,150
TSRC Corp.	750,000	1,090,326

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*TTET Union Corp.	264,000	$320,313
Tung Ho Steel Enterprise Corp.	867,000	758,253
*Twinhead International Corp.	500	75
*TXC Corp.	370,000	645,326
*TYC Brother Industrial Co., Ltd.	506,910	333,758
*Tycoons Group Enterprise Co., Ltd.	719,000	129,068
*Tyntek Corp.	478,621	372,158
*Tze Shin International Co., Ltd.	329,558	139,588
*Uniform Industrial Corp.	88,823	58,951
*Unimicron Technology Corp.	90,372	149,880
*Union Bank of Taiwan	2,348,681	590,537
*Union Insurance Co., Ltd.	93,129	62,469
*Unitech Electronics Co., Ltd.	250,804	145,132
*Unitech Printed Circuit Board Corp.	660,303	246,718
*United Integration Service Co., Ltd.	446,439	561,015
*Unity Opto Technology Co., Ltd.	317,000	593,077
*Universal Cement Corp.	944,191	451,325
*Universal Microelectronics Co., Ltd.	55,000	29,098
*Universal, Inc.	126,690	90,241
*UPC Technology Corp.	1,364,071	805,604
*USI Corp.	1,203,000	819,539
*Ve Wong Corp.	326,550	272,527
*Veutron Corp.	145,000	12,781
*Visual Photonics Epitacy Co., Ltd.	194,266	416,729
Wah Lee Industrial Corp.	220,000	321,070
*Walsin Lihwa Corp.	470,000	205,237
*Walsin Technology Corp., Ltd.	1,100,544	635,960
*Walton Advanced Engineering, Inc.	206,000	101,570
*Wan Hwa Enterprise Co., Ltd.	484,099	246,465
*Waterland Financial Holding Co., Ltd.	3,648,021	1,119,674
*Wei Chih Steel Industrial Co., Ltd.	433,000	107,634
*Wei Chuan Food Corp.	737,000	847,247
*Weikeng Industrial Co., Ltd.	202,000	136,093
*Wellypower Optronics Corp.	75,000	67,668
*Weltrend Semiconductor, Inc.	374,833	263,435
*Winbond Electronics Corp.	2,345,023	595,124
*Wintek Corp.	906,000	810,293
Wistron NeWeb Corp.	313,202	619,270
*WPG Holdings Co., Ltd.	122,904	253,045
*WT Microelectronics Co., Ltd.	279,000	320,744
*WUS Printed Circuit Co., Ltd.	167,000	73,158
*Yageo Corp.	4,968,000	2,214,063
Yang Ming Marine Transport Corp.	452,000	291,997
*Yeung Cyang Industrial Co., Ltd.	509,171	352,010
*Yieh Phui Enterprise Co., Ltd.	2,488,568	922,133
*Yosun Industrial Corp.	543,269	906,619
*Young Optics, Inc.	42,111	306,901
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,909,507	1,186,628
*Yuen Jen Enterprises Co., Ltd.	5,000	3,963
*Yulon Nissan Motor Co., Ltd.	157,000	447,689
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	258,869	351,387
Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	428,333
Yung Tay Engineering Co., Ltd.	729,000	798,566
*Zenitron Corp.	157,000	102,130
*Zig Sheng Industrial Co., Ltd.	809,759	352,288
Zinwell Corp.	452,586	773,100
*Zippy Technology Corp.	217,948	160,869
*Zyxel Communication Corp.	974,430	583,061

TOTAL TAIWAN		179,522,874

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (3.0%)
Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	$135,767
Amata Corp. PCL (Foreign)	1,818,700	591,676
*Apex Development PCL (Foreign)	3,536	2,360
Asian Property Development PCL (Foreign)	521,300	100,141
Asian Property Development PCL (Foreign) NVDR	2,158,000	414,550
Bangchak Petroleum PCL (Foreign)	1,350,400	606,686
Bangkok Aviation Fuel Services PCL (Foreign)	854,917	219,855
Bangkok Chain Hospital PCL (Foreign)	2,918,125	448,455
Bangkok Dusit Medical Services PCL (Foreign)	1,630,600	1,477,771
Bangkok Expressway PCL (Foreign)	1,170,400	663,620
Bangkok First Investment & Trust PCL (Foreign)	681,700	89,556
Bangkok Insurance PCL (Foreign)	127,101	834,869
*Bangkok Land PCL (Foreign) NVDR	21,859,870	447,018
*Bangkok Metro PCL (Foreign)	5,221,100	111,621
*Bangkok Rubber PCL (Foreign)	14,600	1,122
Big C Supercenter PCL (Foreign)	122,900	207,531
Bumrungrad Hospital PCL (Foreign)	657,200	595,603
Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	444,051
*Central Paper Industry PCL (Foreign)	20	1,301
Central Plaza Hotel PCL (Foreign)	1,271,800	204,907
Ch. Karnchang PCL (Foreign)	2,699,300	547,805
*Charoong Thai Wire & Cable PCL (Foreign)	452,700	100,288
*Country Group Securities PCL (Foreign)	3,412,578	89,874
Delta Electronics (Thailand) PCL (Foreign)	867,000	705,151
Dynasty Ceramic PCL (Foreign)	777,200	1,023,424
Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	350,950
Electricity Generating PCL (Foreign)	29,300	77,846
*Erawan Group PCL (Foreign)	4,046,270	275,811
*Esso Thailand PCL (Foreign)	2,540,000	495,802
*G J Steel PCL (Foreign)	37,970,500	235,294
*G Steel PCL (Foreign)	21,477,500	326,072
GFPT PCL(Foreign)	1,085,000	324,407
GMM Grammy PCL (Foreign)	928,000	428,418
Hana Microelectronics PCL (Foreign)	1,281,796	1,102,086
Hermraj Land & Development PCL (Foreign)	6,110,100	301,009
Home Product Center PCL (Foreign)	6,381,093	1,472,940
ICC International PCL (Foreign)	204,600	274,966
*Indorama Ventures PCL (Foreign)	1,178,836	763,367
*Italian-Thai Development PCL (Foreign) NVDR	6,545,530	584,078
*ITV PCL (Foreign)	2,785,600	90,624
Jasmine International PCL (Foreign)	2,110,700	51,664
Kang Yong Electric PCL (Foreign)	31,800	254,203
Khon Kaen Sugar Industry PCL (Foreign)	1,119,800	398,999
Kiatnakin Bank PCL (Foreign) NVDR	764,800	722,739
Kim Eng Securities Thailand PCL (Foreign)	466,700	189,427
*Krungthai Card PCL (Foreign)	425,800	168,869
L.P.N. Development PCL (Foreign)	1,475,000	420,449
Laguna Resorts & Hotels PCL (Foreign)	80,500	124,710
Lanna Resources PCL (Foreign)	548,800	294,167
*Loxley PCL (Foreign)	3,228,020	206,033
Major Cineplex Group PCL (Foreign)	1,494,300	523,179
MBK Development PCL (Foreign)	330,900	922,727
MCOT PCL (Foreign)	1,092,200	879,851
Minor International PCL (Foreign)	382,203	130,263
Muang Thai Insurance PCL (Foreign)	19,588	38,842
Muramoto Electronic (Thailand) PCL (Foreign)	14,000	84,586
*Nation Multimedia Group PCL (Foreign)	106,259	19,260
Padaeng Industry PCL (Foreign) NVDR	504,700	358,099
Patum Rice Mill & Granary PCL (Foreign)	5,500	10,225
Polyplex PCL (Foreign)	1,057,800	412,960
Precious Shipping PCL (Foreign)	1,223,900	701,538

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Preuksa Real Estate PCL (Foreign)	2,484,000	$1,839,430
Property Perfect PCL (Foreign)	1,745,800	244,493
Quality Houses PCL (Foreign)	11,876,300	838,976
*Regional Container Lines PCL (Foreign)	1,112,300	523,841
Robinson Department Store PCL (Foreign)	1,875,025	999,239
Rojana Industrial Park PCL (Foreign)	1,122,800	358,322
Saha Pathana Inter-Holding PCL (Foreign)	350,000	220,139
Saha-Union PCL (Foreign)	538,400	642,243
*Sahaviriya Steel Industries PCL (Foreign)	23,578,500	1,168,880
*Samart Corporation PCL (Foreign)	1,676,200	358,351
Samart I-Mobile PCL (Foreign)	8,442,100	494,363
Sansiri PCL (Foreign)	2,621,166	471,038
SC Asset Corp. PCL (Foreign)	580,100	239,050
SE-Education PCL (Foreign)	138,900	38,518
Serm Suk PCL (Foreign)	10,000	10,689
*Shinawatra Satellite PCL (Foreign)	1,383,800	252,964
Siam Future Development PCL (Foreign)	440,000	72,254
Siam Makro PCL (Foreign)	355,600	1,278,067
Siamgas & Petrochemicals PCL (Foreign)	595,200	283,999
Sino-Thai Engineering & Construction PCL (Foreign)	1,026,000	220,936
*Somboon Advance Technology PCL (Foreign)	190,200	123,166
Sri Trang Agro Industry PCL (Foreign)	1,854,990	1,229,955
STP & I Public Co., Ltd. PCL (Foreign)	186,900	234,530
Supalai PCL (Foreign)	2,640,533	1,039,032
*Tata Steel (Thailand) PCL (Foreign)	9,617,100	485,697
Thai Carbon Black PCL (Foreign)	146,200	151,749
Thai Plastic & Chemicals PCL (Foreign)	1,357,900	786,762
Thai Reinsurance PCL (Foreign)	1,484,700	280,609
*Thai Stanley Electric (Thailand) PCL (Foreign)	127,600	626,634
*Thai Tap Water Supply PCL (Foreign)	3,428,100	522,579
Thai Union Frozen Products PCL (Foreign)	1,236,500	1,886,836
Thai Vegetable Oil PCL (Foreign)	1,087,875	744,912
Thai Wacoal PCL (Foreign)	78,000	108,753
Thanachart Capital PCL (Foreign)	2,034,100	1,890,720
Thoresen Thai Agencies PCL (Foreign)	910,300	674,087
Ticon Industrial Connection PCL (Foreign)	1,026,600	356,248
*Tipco Asphalt PCL (Foreign)	306,190	384,220
TIPCO Foods (Thailand) PCL (Foreign)	642,282	97,511
Tisco Financial Group PCL (Foreign)	939,700	851,626
TPI Polene PCL (Foreign)	2,167,060	879,581
*True Corp. PCL (Foreign)	8,379,300	1,142,337
*Tycoons Worldwide Group PCL (Foreign)	804,700	175,775
Univanich Palm Oil PCL (Foreign)	30,000	70,643
Univentures PCL (Foreign)	1,801,100	170,763
*Vanachai Group PCL (Foreign)	2,463,066	446,443
Vinythai PCL (Foreign)	2,273,034	630,322

TOTAL THAILAND		50,628,744

TURKEY — (2.6%)
Adana Cimento Sanayii Ticaret A.S. Class A	146,876	483,392
Adana Cimento Sanayii Ticaret A.S. Class C	498,056	191,722
*Advansa Sasa Polyester Sanayi A.S.	227,190	122,006
Afyon Cimento Sanayii Ticaret A.S.	1,584	192,312
Akcansa Cimento Sanayi ve Ticaret A.S.	259,502	1,267,398
*Akenerji Elektrik Uretim A.S.	461,244	995,189
Aksa Akrilik Kimya Sanayii A.S.	193,439	328,561
Aksigorta A.S.	294,017	372,445
*Aktas Elektrik Ticaret A.S.	370	36,823
Alarko Holding A.S.	141,895	310,357
Albaraka Turk Katilim Bankasi A.S.	460,235	792,236
*Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	60,001	118,586

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	65,631	$311,053
Anadolu Anonim Turk Sigorta Sirketi A.S.	614,995	436,292
*Anadolu Cam Sanayii A.S.	472,758	680,055
Anadolu Hayat Sigorta A.S.	84,165	251,083
Arcelik A.S.	123,550	609,814
Aselsan Elektronik Sanayi Ve Ticaret A.S.	132,362	495,978
Ayen Enerji A.S.	133,075	224,223
Aygaz A.S.	252,794	1,114,306
*Bagfas Bandirma Gubre Fabrikalari A.S.	7,343	555,583
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	158,502	551,321
Bati Anabolu Cimento A.S.	98,558	515,903
Bolu Cimento Sanayii A.S.	239,226	258,663
Borusan Mannesmann Boru Sanayi A.S.	29,797	373,192
*Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	989	107,514
*Boyner Buyuk Magazacilik A.S.	189,233	267,126
Brisa Bridgestone Sabanci Lastik San ve Tic A.S.	829	51,941
Bursa Cimento Fabrikasi A.S.	173,040	555,275
Celebi Hava Servisi A.S.	36,194	393,365
Cimsa Cimento Sanayi ve Ticaret A.S.	219,659	1,365,379
*Deva Holding A.S.	179,911	343,203
*Dogan Gazetecilik A.S.	114,947	238,915
Dogan Sirketler Grubu Holdings A.S.	2,092,041	1,509,468
*Dogan Yayin Holding A.S.	562,696	576,480
*Dogus Otomotiv Servis ve Ticaret A.S.	245,043	1,195,530
*Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	49,380	81,123
*EGE Seramik Sanayi ve Ticaret A.S.	116,858	96,684
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	865,147	1,324,903
*Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A.S.	3,281	117,288
*Finans Fin Kirala T.A.S.	145,018	252,307
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	1,472	215,818
Gentas Clenel Metal Sanayi ve Ticaret A.S.	32,968	29,738
*Global Yatirim Holding A.S.	494,766	232,788
*Goldas Kuyumculuk Sanayi A.S.	49,862	34,125
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	287,981
*Goodyear Lastikleri T.A.S.	21,850	228,828
*GSD Holding A.S.	474,404	329,999
*Gubre Fabrikalari Ticaret A.S.	42,892	310,337
*Gunes Sigorta A.S.	143,245	177,562
Haci Omer Sabanci Holding AS	—	2
Hektas Ticaret T.A.S.	16,327	14,160
Hurriyet Gazetecilik ve Matbaacilik A.S.	528,208	550,630
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	305,120	200,300
*Ihlas Holding A.S.	658,611	283,368
Is Yatirim Menkul Degerler A.S.	151,316	214,741
*Isiklar Yatirim Holding A.S.	245,801	185,393
*Izmir Demir Celik Sanayii A.S.	137,998	207,677
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	837,370	549,728
*Karsan Otomotiv Sanayi Ve Ticaret A.S.	127,715	133,740
Karton Sanayi ve Ticaret A.S.	3,981	340,421
Konya Cimento Sanayii A.S.	4,921	459,276
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	156,178	317,012
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	169,145	423,878
Mardin Cimento Sanayii ve Ticaret A.S.	201,608	1,003,675
*Marmaris Marti Otel Isletmeleri A.S.	201,327	167,801
*Mondi Tire Kutsan Kagit Ve Ambalas Sanayii A.S.	94,425	99,410
*Mudurnu Tavukculuk A.S.	1,740	519
*Nergis Holding A.S.	1,784	4,380
*Net Holding A.S.	550,177	331,484
*Net Turizm Ticaret ve Sanayi A.S.	385,378	271,034
Nortel Networks Netas Telekomuenikasyon A.S.	13,916	507,729
Otokar Otomotive Ve Savunma Sanayi A.S.	39,067	417,948

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	67,414	$106,321
*Petkim Petrokimya Holding A.S.	971,775	1,411,587
Pinar Entegre Et ve Un Sanayi A.S.	49,996	208,743
Pinar Sut Mamulleri Sanayii A.S.	119,566	713,728
*Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,431
*Reysas Logistics	100,831	251,239
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	107,974	236,213
Sekerbank T.A.S.	682,262	737,899
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	424,122	616,515
*Soda Sanayii A.S.	105,854	112,271
*Tat Konserve Sanayii A.S.	144,018	318,985
*TAV Havalimanlari Holding A.S.	310,085	1,315,443
Tekfen Holding A.S.	352,699	1,180,332
*Tekstil Bankasi A.S.	245,596	170,883
Tofas Turk Otomobil Fabrikasi A.S.	306,405	1,169,360
*Trakya Cam Sanayii A.S.	591,595	855,084
Turcas Petrol A.S.	144,981	504,749
*Turk Ekonomi Bankasi A.S.	583,643	828,752
*Turk Sise ve Cam Fabrikalari A.S.	729,010	913,570
Turk Traktor ve Ziraat Makineleri A.S.	35,080	330,044
Turkiye Sinai Kalkinma Bankasi A.S.	843,808	1,154,444
Ulker Biskuvi Sanayi A.S.	203,995	584,177
*Uzel Makina Sanayii A.S.	172,635	89,341
*Vakif Finansal Kiralama A.S.	1	3
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	138,657	328,957
*Vestel Elektronik Sanayi ve Ticaret A.S.	204,016	308,377
*Yapi Kredi Sigorta A.S.	102,412	657,073
*Zorlu Enerji Elektrik Uretim A.S.	185,561	322,263

TOTAL TURKEY		44,024,260

TOTAL COMMON STOCKS		1,465,013,089

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
Banco Alfa de Investimento SA	3,200	11,790
Banco Cruzeiro do Sul SA	30,700	192,006
Banco do Estado do Rio Grande do Sul SA	322,347	2,783,973
Banco Mercantil do Brasil SA	7,827	58,743
Bardella SA Industrias Mecanicas	1,100	100,068
#Braskem SA Preferred A Sponsored ADR	301,000	4,599,280
Centrais Electricas de Santa Catarina SA	57,900	1,121,590
Cia de Transmissao de Energia Electrica Paulista SA	6,800	186,238
Companhia de Tecidos Norte de Minas	162,342	432,900
Companhia Energetica do Ceara Coelce Series A	63,400	1,002,476
Companhia Paranaense de Energia-Copel Series B	118,595	2,564,344
Confab Industrial SA	497,154	1,450,080
Contax Participacoes SA	70,800	931,897
Eletropaulo Metropolita SA Preferred A	184,200	3,871,886
Empressa Metropolitanade Aguas e Energia SA	24,000	96,065
Energisa SA	138,800	135,738
Forjas Taurus SA	217,298	641,219
Fras-Le SA	30,300	70,117
Gol Linhas Aereas Inteligentes SA	91,900	1,277,550
*Industria de Bebidas Antarctica Polar SA	23,000	34,327
*Inepar Industria e Construcoes SA	104,570	307,384
Klabin SA	1,412,700	4,072,316
Lojas Americanas SA	224,058	1,885,410
Mahle-Metal Leve SA Industria e Comercio	28,666	521,556
Mangels Industrial SA	14,600	69,646
Marcopolo SA	335,800	1,909,256
*Net Servicos de Comunicacao SA	400,902	4,294,402
#*Net Servicos de Comunicacao SA Preferred ADR	176,445	1,910,899

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Randon e Participacoes SA	319,500	$2,125,398
Rasip Agro-Pastoril SA	51,000	10,729
Sao Paulo Alpargatas SA	486,000	2,191,255
Saraiva SA Livreiros Editores	54,100	1,043,058
Schulz SA	1,800	33,671
*Sharp SA Equipamentos Eletronicos	30,200,000	343
Suzano Papel e Celullose SA	488,293	4,641,948
TAM SA	135,800	2,283,151
Ultrapar Participacoes SA	117,995	6,050,699
*Unipar Participacoes SA Class B	1,321,579	450,846
Whirlpool SA	301,516	600,015

TOTAL BRAZIL		55,964,269

CHILE — (0.0%)
Embotelladora Andina SA	7,000	25,986

INDIA — (0.0%)
*Ispat Industries, Ltd.	620,622	35,894

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A2	176,957	8,344

TOTAL PREFERRED STOCKS		56,034,493

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4Q73B4)	7,887	2,018
*Inepar SA Industria e Construcoes Rights 08/27/10 (B4X8BY9)	6,396	1,455

TOTAL BRAZIL		3,473

CHINA — (0.0%)
#*HKC (Holdings), Ltd. Warrants 06/09/11	1,328,221	12,141
#*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	80,496	953
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	35,150	13,983

TOTAL CHINA		27,077

INDIA — (0.0%)
*Britannia Industries, Ltd. Debentures 03/22/13	30,375	45,623
*Kirloskar Brothers, Ltd. Rights 09/30/10	73	6
*Trent, Ltd. Rights 08/20/10	4,199	132,287

TOTAL INDIA		177,916

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	699,133	6,563

MALAYSIA — (0.0%)
*Media Prima Berhad Warrants 12/31/14	51,673	9,016
*Notion VTEC Berhad Warrants 08/03/15	77,644	1,709
*OSK Holdings Berhad Warrants 09/30/12	1,696	80
*Unisem (M) Berhad Rights 08/16/10	316,972	996

TOTAL MALAYSIA		11,801

SOUTH AFRICA — (0.0%)
*Medi-Clinic Corp., Ltd. Rights 08/06/10	67,813	20,534

TAIWAN — (0.0%)
*Solelytex Enterprise Corp. Rights 08/20/10	2,010	370

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	8,472,752	36,752
*Khon Kaen Sugar Industry PCL (Foreign) Warrants 03/15/13	111,980	13,462
*Sansiri PCL (Foreign) Warrants 01/20/15	1,310,583	63,753

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††
THAILAND — (Continued)
*Somboon Advance Technology PCL (Foreign) Rights 09/21/10	15,849	$3,388

TOTAL THAILAND		117,355

TOTAL RIGHTS/WARRANTS		365,089

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $8,965,000 FNMA 3.901%(r), 02/25/39, valued at $4,721,787) to be repurchased at $4,652,074	$4,652	$4,652,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.7%)
§@DFA Short Term Investment Fund	144,323,177	144,323,177
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 08/02/10 (Collateralized by $70,553,085 FNMA 7.000%, 10/01/38, valued at $1,098,438) to be repurchased at $1,076,918	$1,077	1,076,900

TOTAL SECURITIES LENDING COLLATERAL		145,400,077

TOTAL INVESTMENTS — (100.0%) (Cost $1,251,029,293)##		$1,671,464,748

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$128,727,869	—	—	$128,727,869
Chile	43,540,203	—	—	43,540,203
China	1,069,996	$186,276,214	—	187,346,210
Hungary	—	3,001,202	—	3,001,202
India	2,000,958	187,273,440	—	189,274,398
Indonesia	346,454	60,303,653	—	60,650,107
Israel	8,657	1,627,978	—	1,636,635
Malaysia	138,456	92,326,855	—	92,465,311
Mexico	69,760,028	1,468,168	—	71,228,196
Philippines	27,466	31,807,343	—	31,834,809
Poland	—	39,825,449	—	39,825,449
South Africa	377,247	156,593,231	—	156,970,478
South Korea	1,791,340	182,545,004	—	184,336,344
Taiwan	726,244	178,796,630	—	179,522,874
Thailand	50,533,337	95,407	—	50,628,744
Turkey	—	44,024,260	—	44,024,260
Preferred Stocks
Brazil	55,929,599	34,670	—	55,964,269
Chile	25,986	—	—	25,986
India	—	35,894	—	35,894
Malaysia	8,344	—	—	8,344
Rights/Warrants
Brazil	3,473	—	—	3,473
China	27,077	—	—	27,077
India	—	177,916	—	177,916
Indonesia	6,563	—	—	6,563
Malaysia	9,096	2,705	—	11,801
South Africa	20,534	—	—	20,534
Taiwan	—	370	—	370
Thailand	113,967	3,388	—	117,355
Temporary Cash Investments	—	4,652,000	—	4,652,000
Securities Lending Collateral	—	145,400,077	—	145,400,077

TOTAL	$355,192,894	$1,316,271,854	—	$1,671,464,748

See accompanying Notes to Schedules of Investments.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (93.5%)
Consumer Discretionary — (18.2%)
*AC Moore Arts & Crafts, Inc.	25,417	$62,526
Acme United Corp.	1,030	10,372
*Aldila, Inc.	6,471	26,596
*Alloy, Inc.	19,256	182,739
American Greetings Corp. Class A	62,335	1,277,244
#*AnnTaylor Stores Corp.	14,100	247,314
#*Arctic Cat, Inc.	21,666	215,577
*Ascent Media Corp.	971	26,994
*Audiovox Corp. Class A	23,489	174,993
#*AutoNation, Inc.	285,676	6,979,065
*Ballantyne Strong, Inc.	9,932	76,675
#Barnes & Noble, Inc.	39,682	514,676
*Beasley Broadcast Group, Inc.	9,802	54,597
#*Beazer Homes USA, Inc.	36,700	155,241
bebe stores, Inc.	1,900	11,305
*Benihana, Inc.	3,200	21,664
#*Biglari Holdings, Inc.	3,418	992,929
*Bluegreen Corp.	14,775	43,586
Blyth, Inc.	5,625	222,469
Bob Evans Farms, Inc.	52,387	1,373,587
*Bon-Ton Stores, Inc. (The)	378	3,614
Books-A-Million, Inc.	27,100	175,608
#*Boyd Gaming Corp.	20,700	175,122
#*Brookfield Homes Corp.	39,865	296,994
Brown Shoe Co., Inc.	74,175	1,084,439
#Brunswick Corp.	26,049	440,749
*Build-A-Bear-Workshop, Inc.	30,090	182,045
#*Cabela’s, Inc.	109,175	1,702,038
*Cache, Inc.	19,900	102,684
*California Coastal Communities, Inc.	809	1,311
Callaway Golf Co.	91,170	615,398
*Cambium Learning Group, Inc.	1,537	5,318
*Canterbury Park Holding Corp.	2,755	23,307
*Carmike Cinemas, Inc.	2,268	16,579
Carnival Corp.	717,108	24,869,305
*Carriage Services, Inc.	19,056	89,182
#*Cavco Industries, Inc.	7,227	253,379
CBS Corp.	23,223	349,274
CBS Corp. Class B	708,596	10,473,049
#*Charming Shoppes, Inc.	112,182	502,575
#Chico’s FAS, Inc.	36,233	339,503
Christopher & Banks Corp.	56,231	415,547
#Churchill Downs, Inc.	3,653	132,860
#Cinemark Holdings, Inc.	35,100	512,109
*Coast Distribution System, Inc.	547	2,215
*Collective Brands, Inc.	59,190	948,224
Comcast Corp. Class A	3,570,978	69,526,942
Comcast Corp. Special Class A	1,432,185	26,438,135
#*Conn’s, Inc.	17,436	91,713
*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	16,094
CSS Industries, Inc.	15,992	288,176
*Culp, Inc.	21,913	228,333
*Cybex International, Inc.	29,933	51,784
*dELiA*s, Inc.	22,143	32,107
*Delta Apparel, Inc.	7,832	115,679
#*Destination Maternity Corp.	11,225	347,414
#Dillard’s, Inc.	120,300	2,783,742

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*DineEquity, Inc.	37,675	$1,373,630
#*Discovery Communications, Inc. (25470F104)	115,229	4,448,992
*Discovery Communications, Inc. (25470F203)	3,937	152,637
*Discovery Communications, Inc. (25470F302)	162,790	5,596,720
*Dixie Group, Inc.	11,800	38,822
*Dorman Products, Inc.	14,657	342,094
*Dover Motorsports, Inc.	15,200	24,472
#DR Horton, Inc.	72,467	798,586
*Dress Barn, Inc. (The)	169	4,174
#*Drew Industries, Inc.	12,789	270,232
#*DSW, Inc.	234	6,227
*Duckwall-ALCO Stores, Inc.	700	9,870
#Educational Development Corp.	1,700	9,444
#Ethan Allen Interiors, Inc.	20,500	314,470
#*Exide Technologies	12,623	75,990
*Federal-Mogul Corp.	38,812	696,287
Finish Line, Inc. Class A	73,309	1,049,052
*Fisher Communications, Inc.	10,146	179,584
*Flanigan’s Enterprises, Inc.	865	5,450
Flexsteel Industries, Inc.	2,068	23,182
Foot Locker, Inc.	179,433	2,438,494
Fortune Brands, Inc.	149,626	6,565,589
Fred’s, Inc.	41,937	454,597
Frisch’s Restaurants, Inc.	600	11,790
*Full House Resorts, Inc.	700	2,226
*Furniture Brands International, Inc.	59,763	329,892
*GameTech International, Inc.	2,360	1,416
Gaming Partners International Corp.	500	3,360
#Gannett Co., Inc.	31,300	412,534
#*Gaylord Entertainment Co.	43,182	1,251,846
*Genesco, Inc.	35,745	975,481
*G-III Apparel Group, Ltd.	19,700	508,260
*Great Wolf Resorts, Inc.	37,142	82,455
#*Group 1 Automotive, Inc.	58,700	1,627,164
*Hallwood Group, Inc.	296	9,531
*Hastings Entertainment, Inc.	1,572	11,397
Haverty Furniture Cos., Inc.	38,589	467,699
*Heelys, Inc.	24,120	65,365
*Helen of Troy, Ltd.	64,389	1,542,760
*Hollywood Media Corp.	28,505	31,926
Hooker Furniture Corp.	13,559	160,267
Hot Topic, Inc.	1,540	8,147
*HSN, Inc.	60,525	1,779,435
*Iconix Brand Group, Inc.	95,450	1,571,107
#*Isle of Capri Casinos, Inc.	15,000	126,000
*J. Alexander’s Corp.	9,196	43,267
J.C. Penney Co., Inc.	200,699	4,943,216
#*JAKKS Pacific, Inc.	15,024	237,079
#Jarden Corp.	108,050	3,128,048
*Jo-Ann Stores, Inc.	42,850	1,794,986
Johnson Controls, Inc.	3,600	103,716
*Johnson Outdoors, Inc.	18,189	231,546
Jones Apparel Group, Inc.	81,193	1,416,006
*Kenneth Cole Productions, Inc. Class A	12,374	166,183
*Kid Brands, Inc.	23,676	196,984
*Kona Grill, Inc.	816	2,921
KSW, Inc.	446	1,374
#*K-Swiss, Inc. Class A	10,751	128,474
Lacrosse Footwear, Inc.	495	7,267
*Lakeland Industries, Inc.	11,757	105,931
*Lakes Entertainment, Inc.	15,730	39,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Landry’s Restaurants, Inc.	23,900	$585,311
*Lazare Kaplan International, Inc.	12,780	10,991
#Lennar Corp. Class A	163,500	2,414,895
#*Liberty Global, Inc. Class A	68,111	1,992,247
#*Liberty Global, Inc. Series C	64,637	1,890,632
*Liberty Media Corp. Capital Series A	217,289	10,134,359
*Liberty Media Corp. Capital Series B	6,066	282,585
*Liberty Media Corp. Interactive Class A	882,463	9,989,481
*Liberty Media Corp. Interactive Class B	35,706	416,689
*Liberty Media-Starz Corp. Series B	1,766	97,130
#*Life Time Fitness, Inc.	27,800	1,010,808
*Lifetime Brands, Inc.	17,158	252,051
Lithia Motors, Inc.	37,982	334,242
#*Live Nation Entertainment, Inc.	147,097	1,357,705
#*Liz Claiborne, Inc.	3,900	18,486
#*Luby’s, Inc.	42,423	220,600
*M/I Homes, Inc.	37,930	400,162
Mac-Gray Corp.	13,247	143,465
Macy’s, Inc.	213,430	3,980,470
Marcus Corp.	13,932	169,970
*MarineMax, Inc.	25,977	197,425
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	124,282
#*Media General, Inc.	27,100	279,943
#Men’s Wearhouse, Inc. (The)	82,560	1,606,618
Meredith Corp.	24,602	781,114
*Meritage Homes Corp.	28,156	494,982
*Modine Manufacturing Co.	42,839	434,816
#*Mohawk Industries, Inc.	98,740	4,831,348
*Morton’s Restaurant Group, Inc.	16,226	79,345
*Movado Group, Inc.	30,500	346,480
*MTR Gaming Group, Inc.	24,135	52,132
*Multimedia Games, Inc.	34,039	142,964
*Nautilus, Inc.	23,965	47,451
*New Frontier Media, Inc.	22,735	37,058
*New York & Co., Inc.	37,502	83,629
News Corp. Class A	1,947,585	25,415,984
News Corp. Class B	937,272	13,862,253
#*O’Charley’s, Inc.	22,708	158,275
*Office Depot, Inc.	23,072	99,671
#*OfficeMax, Inc.	5,000	71,450
#*Orient-Express Hotels, Ltd.	70,348	640,870
*Outdoor Channel Holdings, Inc.	40,604	230,631
Oxford Industries, Inc.	4,456	99,814
*Palm Harbor Homes, Inc.	1,673	3,764
#*Penske Automotive Group, Inc.	53,206	744,884
Pep Boys - Manny, Moe & Jack (The)	81,600	783,360
*Perry Ellis International, Inc.	28,161	630,525
Phillips-Van Heusen Corp.	52,021	2,699,370
*Pinnacle Entertainment, Inc.	94,530	1,025,650
#*Pulte Group, Inc.	73,084	641,678
#*Radio One, Inc.	34,176	37,594
*RC2 Corp.	14,819	245,254
*Red Lion Hotels Corp.	27,976	208,421
#*Red Robin Gourmet Burgers, Inc.	41,775	891,478
#Regis Corp.	56,300	857,449
*Rent-A-Center, Inc.	63,897	1,405,095
*Retail Ventures, Inc.	80,824	783,185
*REX American Resources Corp.	4,050	65,002
RG Barry Corp.	700	8,295
*Rick’s Cabaret International, Inc.	9,575	73,632
*Rocky Brands, Inc.	10,229	81,525

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
#*Royal Caribbean Cruises, Ltd.	322,500	$9,307,350
*Rubio’s Restaurants, Inc.	8,026	69,505
*Ruby Tuesday, Inc.	21,400	218,708
*Saga Communications, Inc.	6,520	146,048
#*Saks, Inc.	51,700	424,457
*Salem Communications Corp.	5,831	19,884
#Scholastic Corp.	38,300	970,139
#*Sears Holdings Corp.	143,450	10,184,950
Service Corp. International	274,256	2,336,661
*Shiloh Industries, Inc.	25,710	248,873
*Shoe Carnival, Inc.	31,193	656,613
*Sinclair Broadcast Group, Inc. Class A	76,006	459,076
#*Skechers U.S.A., Inc. Class A	49,610	1,840,035
Skyline Corp.	5,123	102,870
Spartan Motors, Inc.	16,427	70,472
Speedway Motorsports, Inc.	71,117	975,725
*Sport Chalet, Inc. Class A	875	1,942
*Sport Chalet, Inc. Class B	299	733
Sport Supply Group, Inc.	14,544	196,926
Stage Stores, Inc.	60,550	666,050
Standard Motor Products, Inc.	26,500	259,700
#*Standard Pacific Corp.	101,331	405,324
*Stanley Furniture, Inc.	12,564	48,120
*Steinway Musical Instruments, Inc.	10,229	199,261
#Stewart Enterprises, Inc.	65,424	351,327
*Stoneridge, Inc.	11,609	124,332
*Strattec Security Corp.	5,556	115,731
Superior Industries International, Inc.	40,100	577,039
*Syms Corp.	5,500	41,085
#Systemax, Inc.	7,773	127,166
*Tandy Brands Accessories, Inc.	10,432	38,598
Tandy Leather Factory, Inc.	500	2,150
*Timberland Co. Class A	3,300	58,146
Time Warner Cable, Inc.	693,942	39,672,664
Time Warner, Inc.	1,534,860	48,286,696
#*Toll Brothers, Inc.	203,299	3,529,271
*Trans World Entertainment Corp.	5,781	10,637
*TRW Automotive Holdings Corp.	153,112	5,372,700
#*Tuesday Morning Corp.	60,500	263,780
*Unifi, Inc.	163,482	640,849
#*Vail Resorts, Inc.	4,470	169,324
#Walt Disney Co. (The)	1,135,556	38,256,882
Washington Post Co.	4,880	2,051,991
#*West Marine, Inc.	26,563	275,724
#Whirlpool Corp.	88,001	7,330,483
Williams-Sonoma, Inc.	11,805	315,312
Wyndham Worldwide Corp.	240,716	6,145,479

Total Consumer Discretionary		486,041,515

Consumer Staples — (6.6%)
Andersons, Inc. (The)	9,900	340,263
Archer-Daniels-Midland Co.	696,262	19,049,728
B&G Foods, Inc.	53,573	614,482
Bunge, Ltd.	101,700	5,049,405
*Cagle’s, Inc. Class A	955	7,191
CCA Industries, Inc.	8,323	43,696
*Central European Distribution Corp.	57,775	1,506,194
*Central Garden & Pet Co.	37,832	393,831
*Central Garden & Pet Co. Class A	44,862	453,555
#*Chiquita Brands International, Inc.	70,190	1,030,389
*Constellation Brands, Inc. Class A	197,663	3,372,131

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
*Constellation Brands, Inc. Class B	12,715	$216,155
Corn Products International, Inc.	62,117	2,070,981
#*Craft Brewers Alliance, Inc.	2,546	12,195
CVS Caremark Corp.	1,453,054	44,594,227
Del Monte Foods Co.	342,870	4,759,036
Dr Pepper Snapple Group, Inc.	70,494	2,647,050
*Elizabeth Arden, Inc.	22,200	344,766
Farmer Brothers Co.	20,418	344,656
Griffin Land & Nurseries, Inc. Class A	1,500	45,225
#*Hain Celestial Group, Inc.	63,205	1,331,097
*Harbinger Group, Inc.	3,064	19,610
#*HQ Sustainable Maritime Industries, Inc.	10,070	42,798
#Imperial Sugar Co.	10,122	121,464
Ingles Markets, Inc.	9,998	162,567
Inter Parfums, Inc.	3,525	61,511
J.M. Smucker Co.	105,804	6,499,540
#*John B. Sanfilippo & Son, Inc.	9,100	127,764
Kraft Foods, Inc.	1,659,506	48,474,170
*Mannatech, Inc.	13,238	36,007
*MGP Ingredients, Inc.	7,785	59,010
Molson Coors Brewing Co.	190,750	8,585,658
Molson Coors Brewing Co. Class A	1,908	83,008
*Nutraceutical International Corp.	18,915	297,911
Oil-Dri Corp. of America	236	5,164
*Omega Protein Corp.	33,225	172,770
*Pantry, Inc.	21,483	386,694
*Parlux Fragrances, Inc.	556	1,262
*Physicians Formula Holdings, Inc.	947	3,338
*Prestige Brands Holdings, Inc.	116,810	960,178
*Ralcorp Holdings, Inc.	59,647	3,483,385
Safeway, Inc.	184,398	3,787,535
*Seneca Foods Corp. Class B	300	9,303
#*Smart Balance, Inc.	65,406	249,851
*Smithfield Foods, Inc.	185,173	2,638,715
Spartan Stores, Inc.	11,894	170,798
#SUPERVALU, Inc.	191,716	2,162,556
*Susser Holdings Corp.	13,751	165,150
Tasty Baking Co.	8,132	53,915
Tyson Foods, Inc. Class A	405,030	7,092,075
#Universal Corp.	18,490	820,032
#*Winn-Dixie Stores, Inc.	92,300	905,463

Total Consumer Staples		175,865,455

Energy — (13.4%)
Adams Resources & Energy, Inc.	6,758	141,918
#*Allis-Chalmers Energy, Inc.	10,958	28,600
#Alon USA Energy, Inc.	40,092	276,234
Anadarko Petroleum Corp.	845,068	41,543,543
Apache Corp.	80,277	7,672,876
*Approach Resources, Inc.	7,782	52,451
*Atlas Energy, Inc.	6,703	198,342
#*ATP Oil & Gas Corp.	38,800	409,728
Baker Hughes, Inc.	8,291	400,207
*Barnwell Industries, Inc.	5,190	14,792
*Basic Energy Services, Inc.	58,596	549,045
#Berry Petroleum Corp. Class A	24,211	721,972
*Bill Barrett Corp.	18,677	660,792
#*Bristow Group, Inc.	41,500	1,387,345
*Bronco Drilling Co., Inc.	19,635	74,613
Cabot Oil & Gas Corp.	15,905	484,625
*Cal Dive International, Inc.	53,900	319,088

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Chesapeake Energy Corp.	701,800	$14,758,854
Chevron Corp.	156,159	11,900,877
Cimarex Energy Co.	105,300	7,252,011
#*Complete Production Services, Inc.	68,227	1,313,370
ConocoPhillips	1,725,553	95,285,037
#*CVR Energy, Inc.	8,500	68,850
Delek US Holdings, Inc.	68,089	510,668
Devon Energy Corp.	16,022	1,001,215
*Double Eagle Petroleum Co.	3,969	16,868
#*Exterran Holdings, Inc.	66,789	1,781,263
Exxon Mobil Corp.	167,229	9,980,227
General Maritime Corp.	12,382	69,215
#*Geokinetics, Inc.	8,070	35,589
*GeoMet, Inc.	9,134	9,225
*GeoResources, Inc.	7,525	111,596
*Global Industries, Ltd.	15,300	72,522
*Gulfmark Offshore, Inc.	37,045	1,090,605
#*Harvest Natural Resources, Inc.	32,900	273,070
*Helix Energy Solutions Group, Inc.	93,310	876,181
Helmerich & Payne, Inc.	81,404	3,299,304
*Hercules Offshore, Inc.	83,800	212,852
Hess Corp.	378,130	20,263,987
*HKN, Inc.	15,681	48,141
Holly Corp.	8,300	221,859
#*Hornbeck Offshore Services, Inc.	9,800	164,934
#*International Coal Group, Inc.	107,351	483,080
*Key Energy Services, Inc.	56,774	548,437
Marathon Oil Corp.	856,737	28,657,853
*Mitcham Industries, Inc.	6,824	50,156
*Nabors Industries, Ltd.	276,982	5,099,239
National-Oilwell, Inc.	453,212	17,747,782
*Natural Gas Services Group, Inc.	16,360	270,758
*Newfield Exploration Co.	18,378	982,488
*Newpark Resources, Inc.	101,220	808,748
Noble Energy, Inc.	123,077	8,253,544
*Oil States International, Inc.	46,600	2,140,804
*OMNI Energy Services Corp.	1,000	2,690
Overseas Shipholding Group, Inc.	31,709	1,243,944
*OYO Geospace Corp.	2,501	133,854
*Parker Drilling Co.	97,200	406,296
#*Patriot Coal Corp.	52,400	631,944
Patterson-UTI Energy, Inc.	120,725	1,983,512
*Petroleum Development Corp.	13,471	392,545
*PHI, Inc. Non-Voting	23,117	367,329
*PHI, Inc. Voting	1,099	18,562
*Pioneer Drilling Co.	67,927	449,677
#Pioneer Natural Resources Co.	164,693	9,539,019
*Plains Exploration & Production Co.	162,430	3,662,796
*Pride International, Inc.	119,278	2,837,624
*QEP Resources, Inc.	66,253	2,280,428
*Rosetta Resources, Inc.	79,112	1,746,002
*Rowan Cos., Inc.	121,067	3,058,152
*SEACOR Holdings, Inc.	36,653	3,035,601
*Seahawk Drilling, Inc.	4,602	45,698
Smith International, Inc.	106,785	4,429,442
Southern Union Co.	—	—
*Stone Energy Corp.	16,671	196,051
Sunoco, Inc.	123,498	4,405,174
*Swift Energy Corp.	34,730	900,549
*T-3 Energy Services, Inc.	6,925	175,618
#Tesoro Petroleum Corp.	122,780	1,585,090

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Tetra Technologies, Inc.	36,718	$382,602
*TGC Industries, Inc.	826	2,808
Tidewater, Inc.	42,807	1,754,231
*Union Drilling, Inc.	28,464	168,792
#*Unit Corp.	57,000	2,331,300
#*USEC, Inc.	163,200	902,496
Valero Energy Corp.	655,699	11,140,326
#*Western Refining, Inc.	55,400	293,620
#*Whiting Petroleum Corp.	69,755	6,139,138
*Willbros Group, Inc.	3,700	33,855

Total Energy		357,274,145

Financials — (23.9%)
1st Source Corp.	47,185	867,732
21st Century Holding Co.	16,867	64,432
Abington Bancorp, Inc.	62,892	599,990
Access National Corp.	200	1,184
*Affirmative Insurance Holdings, Inc.	14,714	57,532
*Allegheny Corp.	9,815	2,946,659
Alliance Bancorp, Inc. of Pennsylvania	500	4,175
Allstate Corp. (The)	574,590	16,226,422
Alterra Capital Holdings, Ltd.	4,295	83,108
#*American Capital, Ltd.	179,743	932,866
#American Equity Investment Life Holding Co.	88,700	957,960
American Financial Group, Inc.	199,200	5,870,424
*American Independence Corp.	866	4,330
American National Insurance Co.	48,061	3,762,215
*American River Bankshares	634	4,520
*American Safety Insurance Holdings, Ltd.	13,750	226,875
#*AmeriCredit Corp.	167,859	4,047,080
Ameriprise Financial, Inc.	16,686	707,320
*Ameris Bancorp	36,441	358,579
*AmeriServe Financial, Inc.	33,075	62,512
#*Arch Capital Group, Ltd.	25,605	2,003,847
Argo Group International Holdings, Ltd.	34,700	1,080,558
Aspen Insurance Holdings, Ltd.	89,116	2,437,323
*Asset Acceptance Capital Corp.	5,628	25,270
Associated Banc-Corp.	150,030	2,038,908
Assured Guaranty, Ltd.	122,989	1,930,927
Asta Funding, Inc.	7,977	72,192
*Atlantic Coast Federal Corp.	2,955	6,235
*Avatar Holdings, Inc.	21,050	421,211
Axis Capital Holdings, Ltd.	96,915	3,020,841
*B of I Holding, Inc.	16,455	257,027
Baldwin & Lyons, Inc.	300	6,755
Baldwin & Lyons, Inc. Class B	8,421	188,125
Bancorp Rhode Island, Inc.	14	409
*Bancorp, Inc.	14,041	106,010
#*BancTrust Financial Group, Inc.	34,553	106,423
Bank Mutual Corp.	59,648	350,730
Bank of America Corp.	6,774,365	95,112,085
Bank of New York Mellon Corp. (The)	213,432	5,350,740
#*BankAtlantic Bancorp, Inc.	61,012	98,229
BankFinancial Corp.	43,669	387,781
Banner Corp.	13,022	30,602
BB&T Corp.	97,380	2,417,945
BCB Bancorp, Inc.	2,200	18,260
Berkshire Hills Bancorp, Inc.	22,974	463,845
BlackRock, Inc.	9,400	1,480,406
Boston Private Financial Holdings, Inc.	85,168	562,960
Brookline Bancorp, Inc.	23,727	229,677

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Cadence Financial Corp.	24,680	$38,994
#Capital City Bank Group, Inc.	16,636	230,076
Capital One Financial Corp.	570,340	24,142,492
Capital Southwest Corp.	7,359	653,626
CapitalSource, Inc.	117,080	629,890
#*Capitol Bancorp, Ltd.	8,339	11,424
Cardinal Financial Corp.	6,291	64,294
Carver Bancorp, Inc.	600	3,900
#*Cascade Financial Corp.	2,879	1,066
Cathay General Bancorp	50,900	598,584
*Center Financial Corp.	34,048	176,028
*Central Jersey Bancorp	6,349	46,475
*Centrue Financial Corp.	300	417
Century Bancorp, Inc. Class A	1,096	23,542
CFS Bancorp, Inc.	14,148	67,627
Chemical Financial Corp.	14,175	318,229
*Chicopee Bancorp, Inc.	1,000	11,380
Chubb Corp.	168,245	8,854,734
Cincinnati Financial Corp.	208,205	5,736,048
*Citigroup, Inc.	6,984,581	28,636,782
Citizens Community Bancorp, Inc.	10,355	39,660
Citizens South Banking Corp.	1,842	10,334
CME Group, Inc.	76,377	21,293,908
#*CNA Financial Corp.	313,566	8,798,662
*CNA Surety Corp.	59,978	1,034,621
#*CNO Financial Group, Inc.	60	322
#CoBiz Financial, Inc.	37,574	237,092
Codorus Valley Bancorp, Inc.	115	958
#*Colony Bankcorp, Inc.	200	1,190
Columbia Banking System, Inc.	47,827	874,278
Comerica, Inc.	195,322	7,492,552
#Community Bank System, Inc.	700	17,325
*Community West Bancshares	400	1,056
*CompuCredit Holdings Corp.	59,468	301,503
*Crescent Financial Corp.	18,440	50,710
#Delphi Financial Group, Inc. Class A	29,350	761,632
Discover Financial Services	92,648	1,414,735
Donegal Group, Inc. Class A	34,782	409,036
Donegal Group, Inc. Class B	300	4,780
#*Doral Financial Corp.	11,332	27,877
East West Bancorp, Inc.	100,365	1,564,690
Eastern Insurance Holdings, Inc.	23,326	267,782
Eastern Virginia Bankshares, Inc.	560	2,229
EMC Insurance Group, Inc.	20,727	463,456
#*Encore Bancshares, Inc.	7,213	67,514
*Encore Capital Group, Inc.	24,575	540,650
Endurance Specialty Holdings, Ltd.	76,288	2,943,954
Enterprise Bancorp, Inc.	194	2,163
Enterprise Financial Services Corp.	16,205	165,939
ESB Financial Corp.	892	12,604
ESSA Bancorp, Inc.	12,235	155,629
Evans Bancorp, Inc.	1,681	21,853
Everest Re Group, Ltd.	45,041	3,496,082
#F.N.B. Corp.	135,507	1,161,295
Farmers Capital Bank Corp.	1,547	8,029
FBL Financial Group, Inc. Class A	40,435	917,470
Federal Agricultural Mortgage Corp.	9,309	139,076
#Federal Agricultural Mortgage Corp. Class A	177	2,124
Fidelity Bancorp, Inc.	400	2,116
Fidelity National Financial, Inc.	81,681	1,206,428
#*Fidelity Southern Corp.	6,485	42,284

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Fifth Third Bancorp	672,232	$8,544,069
Financial Institutions, Inc.	4,728	89,690
*First Acceptance Corp.	39,006	67,090
#*First Bancorp (318672102)	56,576	31,965
First Bancorp (318910106)	14,510	242,172
*First Bancshares, Inc. (318687100)	400	3,366
First Bancshares, Inc. (318916103)	300	2,301
First Busey Corp.	26,436	121,341
First Business Financial Services, Inc.	482	4,555
First Citizens BancShares, Inc.	13,779	2,604,369
First Defiance Financial Corp.	10,257	102,365
#First Federal Bancshares of Arkansas, Inc.	380	703
*First Federal of Northern Michigan Bancorp, Inc.	1,100	2,486
First Financial Holdings, Inc.	14,857	186,901
First Financial Northwest, Inc.	26,672	121,624
First Financial Service Corp.	900	5,985
*First Franklin Corp.	205	1,531
#*First Horizon National Corp.	19,048	218,481
#First M&F Corp.	100	395
First Merchants Corp.	32,030	278,020
First Mercury Financial Corp.	23,264	266,605
First Midwest Bancorp, Inc.	39,248	493,740
First Niagara Financial Group, Inc.	52,791	707,927
First Pactrust Bancorp, Inc.	900	8,658
First Place Financial Corp.	21,198	76,949
First Security Group, Inc.	17,516	34,156
First South Bancorp, Inc.	2,786	32,986
First United Corp.	400	1,576
*FirstCity Financial Corp.	5,872	42,572
Flagstone Reinsurance Holdings SA	42,128	465,093
Flushing Financial Corp.	30,165	376,158
#*FNB United Corp.	20,714	10,357
#*Forest City Enterprises, Inc. Class A	16,499	209,537
*FPIC Insurance Group, Inc.	12,323	364,145
Fulton Financial Corp.	65,205	594,018
German American Bancorp, Inc.	11,275	188,856
GFI Group, Inc.	3,218	18,954
*Global Indemnity P.L.C.	10,164	154,696
Great Southern Bancorp, Inc.	5,400	118,422
#*Greene Bancshares, Inc.	25,269	253,448
*Greenlight Capital Re, Ltd.	2,458	63,392
GS Financial Corp.	400	4,560
*Guaranty BanCorp.	88,227	97,932
*Guaranty Federal Bancshares, Inc.	1,684	10,155
*Hallmark Financial Services, Inc.	27,634	280,209
Hampden Bancorp, Inc.	5,886	58,625
#Hanover Insurance Group, Inc.	94,280	4,132,292
*Harris & Harris Group, Inc.	162	659
Hartford Financial Services Group, Inc.	441,394	10,333,034
HCC Insurance Holdings, Inc.	51,401	1,342,594
Heartland Financial USA, Inc.	6,969	123,073
*Heritage Commerce Corp.	24,571	88,210
*Heritage Financial Corp.	4,957	73,611
HF Financial Corp.	400	3,880
*Hilltop Holdings, Inc.	21,381	222,149
Hingham Institution for Savings	500	18,805
*HMN Financial, Inc.	3,996	17,782
Home Federal Bancorp, Inc.	17,473	228,023
HopFed Bancorp, Inc.	6,519	61,996
Horace Mann Educators Corp.	54,928	923,889
Horizon Bancorp	300	6,675

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Huntington Bancshares, Inc.	400,935	$2,429,666
Independence Holding Co.	22,770	145,956
Indiana Community Bancorp	2,029	25,413
Infinity Property & Casualty Corp.	28,168	1,353,191
#*Intervest Bancshares Corp.	4,036	13,278
Invesco, Ltd.	79,300	1,549,522
*Investment Technology Group, Inc.	1,600	25,136
Investors Title Co.	1,169	32,837
Jones Lang LaSalle, Inc.	18,654	1,444,939
JPMorgan Chase & Co.	977,068	39,356,299
#Kentucky First Federal Bancorp	2,800	25,620
KeyCorp	726,182	6,143,500
#Lakeland Bancorp, Inc.	14,367	128,872
Landmark Bancorp, Inc.	1,620	26,511
Legacy Bancorp, Inc.	21,709	177,905
#Legg Mason, Inc.	160,017	4,622,891
Lincoln National Corp.	460,953	12,003,216
LNB Bancorp, Inc.	12,489	62,570
Loews Corp.	747,772	27,779,730
*Louisiana Bancorp, Inc.	5,606	81,287
LSB Corp.	2,605	54,158
#M&T Bank Corp.	52,565	4,591,027
#*Macatawa Bank Corp.	19,463	35,617
*Magyar Bancorp, Inc.	500	2,275
MainSource Financial Group, Inc.	48,066	362,418
*Marlin Business Services Corp.	15,208	170,025
Marshall & Ilsley Corp.	359,729	2,528,895
#MB Financial, Inc.	2,100	36,414
#*MBIA, Inc.	337,600	2,930,368
#*MBT Financial Corp.	23,713	42,209
Meadowbrook Insurance Group, Inc.	106,876	978,984
Medallion Financial Corp.	24,860	174,269
#*Mercantile Bancorp, Inc.	163	456
Mercantile Bank Corp.	3,316	17,873
Mercer Insurance Group, Inc.	14,986	249,966
*Meridian Interstate Bancorp, Inc.	3,096	33,499
#Meta Financial Group, Inc.	1,251	40,307
MetLife, Inc.	875,730	36,833,204
*Metro Bancorp, Inc.	1,530	19,446
*MetroCorp Bancshares, Inc.	2,250	6,412
*MF Global Holdings, Ltd.	53,200	342,076
*MGIC Investment Corp.	30,175	259,203
MicroFinancial, Inc.	5,900	23,600
MidWestOne Financial Group, Inc.	541	8,110
Morgan Stanley	11,442	308,820
MutualFirst Financial, Inc.	2,300	16,974
*Nara Bancorp, Inc.	16,824	120,628
#*National Financial Partners Corp.	33,400	358,382
National Penn Bancshares, Inc.	56,814	378,381
National Western Life Insurance Co. Class A	900	138,744
*Navigators Group, Inc. (The)	6,082	259,276
Nelnet, Inc. Class A	7,100	143,136
*New Century Bancorp, Inc.	600	3,471
New Hampshire Thrift Bancshares, Inc.	3,667	37,073
New Westfield Financial, Inc.	15,130	124,217
#New York Community Bancorp, Inc.	2,400	41,424
NewAlliance Bancshares, Inc.	169,860	2,067,196
*NewBridge Bancorp	6,172	23,268
*Newport Bancorp, Inc.	700	8,708
#*NewStar Financial, Inc.	52,121	378,398
*North Valley Bancorp	4,538	8,441

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Northeast Community Bancorp, Inc.	18,190	$103,683
#Northfield Bancorp, Inc.	717	9,242
Northrim Bancorp, Inc.	6,379	112,270
NYMAGIC, Inc.	12,875	328,312
NYSE Euronext, Inc.	255,331	7,396,939
*Ocwen Financial Corp.	2,100	22,176
Old Republic International Corp.	333,632	4,173,736
#Old Second Bancorp, Inc.	16,016	22,262
OneBeacon Insurance Group, Ltd.	14,500	230,405
Osage Bancshares, Inc.	600	4,875
#*Pacific Mercantile Bancorp	16,756	64,511
*Pacific Premier Bancorp, Inc.	200	860
Parkvale Financial Corp.	102	792
PartnerRe, Ltd.	32,240	2,333,209
#*Patriot National Bancorp	2,700	5,346
#*Penson Worldwide, Inc.	33,200	178,616
Peoples Bancorp of North Carolina	300	1,551
#Peoples Bancorp, Inc.	19,292	332,787
#*PHH Corp.	91,687	1,825,488
*PICO Holdings, Inc.	4,050	126,927
#*Pinnacle Financial Partners, Inc.	27,599	278,474
*PMA Capital Corp.	38,457	258,046
#PNC Financial Services Group, Inc.	153,526	9,117,909
Porter Bancorp, Inc.	1,654	17,946
#*Preferred Bank	9,898	18,806
Premier Financial Bancorp, Inc.	1,301	8,287
Presidential Life Corp.	29,727	291,622
#Princeton National Bancorp, Inc.	1,100	6,490
*ProAssurance Corp.	9,436	561,536
Prosperity Bancshares, Inc.	21,071	713,885
Protective Life Corp.	75,553	1,699,187
Provident Financial Holdings, Inc.	544	3,346
Provident Financial Services, Inc.	97,245	1,245,708
Provident New York Bancorp	79,163	734,633
#Prudential Financial, Inc.	285,200	16,339,108
#Pulaski Financial Corp.	5,450	36,570
Radian Group, Inc.	217,050	1,866,630
Regions Financial Corp.	1,281,830	9,395,814
Reinsurance Group of America, Inc.	169,166	8,116,585
#Renasant Corp.	53,507	815,982
Resource America, Inc.	19,388	84,338
#*Riverview Bancorp, Inc.	17,087	34,174
Rome Bancorp, Inc.	12,761	116,763
#*Royal Bancshares of Pennsylvania, Inc. Class A	133	335
Safety Insurance Group, Inc.	19,758	774,514
Sanders Morris Harris Group, Inc.	55,486	305,173
Sandy Spring Bancorp, Inc.	30,476	516,263
Savannah Bancorp, Inc. (The)	2,998	29,230
SeaBright Holdings, Inc.	50,802	416,068
#*Seacoast Banking Corp. of Florida	11,965	16,272
Selective Insurance Group, Inc.	82,800	1,288,368
SI Financial Group, Inc.	6,062	40,918
Simmons First National Corp.	5,028	132,488
Somerset Hills Bancorp	4,317	36,047
*Southcoast Financial Corp.	100	310
*Southern Community Financial Corp.	29,890	59,481
*Southern First Bancshares, Inc.	915	5,499
Southern Missouri Bancorp, Inc.	41	642
#Southwest Bancorp, Inc.	31,985	465,382
State Auto Financial Corp.	68,262	1,073,761
StellarOne Corp.	24,095	326,969

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
#Stewart Information Services Corp.	14,703	$146,883
*Stratus Properties, Inc.	3,069	29,340
Student Loan Corp.	1,100	27,610
*Sun Bancorp, Inc.	23,158	123,664
SunTrust Banks, Inc.	592,572	15,377,243
*Superior Bancorp	5,362	9,544
Susquehanna Bancshares, Inc.	124,870	1,080,126
#*Taylor Capital Group, Inc.	13,335	132,550
Teche Holding Co.	600	16,920
#*Tennessee Commerce Bancorp, Inc.	693	3,915
TF Financial Corp.	600	12,420
Timberland Bancorp, Inc.	2,600	10,270
#TowneBank	5,928	91,291
Transatlantic Holdings, Inc.	91,903	4,393,882
Travelers Cos., Inc. (The)	627,163	31,640,373
*Tree.com, Inc.	5,129	36,929
Umpqua Holdings Corp.	82,323	1,031,507
Unico American Corp.	1,900	17,528
Union First Market Bankshares Corp.	14,832	210,614
#United Bankshares, Inc.	2,100	53,613
*United Community Banks, Inc.	43,448	134,689
United Financial Bancorp, Inc.	18,735	278,964
United Fire & Casualty Co.	41,412	887,873
*United PanAm Financial Corp.	14,353	62,436
*United Security Bancshares	348	1,462
Unitrin, Inc.	90,527	2,515,745
*Unity Bancorp, Inc.	3,306	17,356
Unum Group	530,100	12,096,882
Validus Holdings, Ltd.	74,341	1,846,630
*Virginia Commerce Bancorp, Inc.	38,257	245,227
VIST Financial Corp.	271	2,111
Washington Banking Co.	1,403	20,217
Washington Federal, Inc.	102,994	1,792,096
*Waterstone Financial, Inc.	1,300	5,187
Webster Financial Corp.	44,870	836,377
WesBanco, Inc.	34,359	596,129
Wesco Financial Corp.	12,560	4,256,584
*West Bancorporation, Inc.	19,199	128,441
West Coast Bancorp	489	1,247
#*Western Alliance Bancorp	28,882	209,972
White Mountains Insurance Group, Ltd.	18,685	5,868,024
#White River Capital, Inc.	300	4,380
Whitney Holding Corp.	61,531	499,632
Wilshire Bancorp, Inc.	11,306	85,134
Wintrust Financial Corp.	14,914	464,124
WR Berkley Corp.	21,887	591,168
WSB Holdings, Inc.	100	310
Yadkin Valley Financial Corp.	16,810	49,421
Zions Bancorporation	156,780	3,478,948
*ZipRealty, Inc.	10,228	27,616

Total Financials		636,892,086

Health Care — (5.0%)
*A.D.A.M., Inc.	5,620	18,096
*Accelrys, Inc.	51,855	365,578
Aetna, Inc.	503,313	14,017,267
*Affymetrix, Inc.	8,578	41,946
*Albany Molecular Research, Inc.	35,737	232,291
#*Alere, Inc.	74,130	2,085,277
*Allied Healthcare International, Inc.	65,062	161,354
*Allied Healthcare Products, Inc.	1,000	3,320

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*American Dental Partners, Inc.	24,799	$284,197
*Amsurg Corp.	28,998	531,243
Analogic Corp.	8,599	390,997
*AngioDynamics, Inc.	37,093	571,603
*Anika Therapeutics, Inc.	17,185	100,704
#*ARCA Biopharma, Inc.	440	1,646
#*Arena Pharmaceuticals, Inc.	6,100	48,495
Arrhythmia Research Technology, Inc.	1,200	6,000
#*Assisted Living Concepts, Inc.	14,487	455,761
*BioClinica, Inc.	9,550	38,678
*BioScrip, Inc.	37,700	160,225
*BMP Sunstone Corp.	8,109	53,519
*Boston Scientific Corp.	1,019,920	5,711,552
*Brookdale Senior Living, Inc.	48,339	685,447
*Cambrex Corp.	20,300	72,065
Cantel Medical Corp.	8,807	139,855
*Capital Senior Living Corp.	45,270	244,458
Cardinal Health, Inc.	130,497	4,211,138
*CareFusion Corp.	207,163	4,364,924
*Celera Corp.	39,414	263,680
#*Community Health Systems, Inc.	88,714	2,876,995
*Conmed Corp.	43,239	831,486
Cooper Cos., Inc.	52,556	2,042,326
*Coventry Health Care, Inc.	138,156	2,739,633
*Cross Country Healthcare, Inc.	35,618	316,288
*Cutera, Inc.	22,757	177,960
Daxor Corp.	545	5,387
*Digirad Corp.	26,648	48,766
#*Dynacq Healthcare, Inc.	909	2,082
*Five Star Quality Care, Inc.	21,100	77,015
*Gentiva Health Services, Inc.	28,510	588,161
*Greatbatch, Inc.	17,658	398,718
*Health Net, Inc.	103,073	2,427,369
*HealthSpring, Inc.	86,917	1,634,040
*Healthways, Inc.	20,167	287,178
#Hill-Rom Holdings, Inc.	30,037	992,422
#*Hologic, Inc.	288,724	4,082,557
*Humana, Inc.	158,620	7,458,312
*IntegraMed America, Inc.	3,874	31,728
Invacare Corp.	26,628	634,545
*InVentiv Health, Inc.	2,629	68,196
*Kendle International, Inc.	11,329	139,460
Kewaunee Scientific Corp.	1,631	18,447
*Kindred Healthcare, Inc.	43,118	573,469
*King Pharmaceuticals, Inc.	426,520	3,736,315
#*LCA-Vision, Inc.	25,865	134,239
*LeMaitre Vascular, Inc.	5,200	31,408
*LifePoint Hospitals, Inc.	82,208	2,541,049
#*Martek Biosciences Corp.	18,270	378,006
*Maxygen, Inc.	5,200	32,292
*MedCath Corp.	30,744	272,392
*Medical Action Industries, Inc.	31,829	436,057
#*MediciNova, Inc.	623	3,015
#Medicis Pharmaceutical Corp. Class A	600	15,210
*MEDTOX Scientific, Inc.	13,327	152,861
*Misonix, Inc.	4,083	8,329
#*Molina Healthcare, Inc.	12,070	359,807
*Nighthawk Radiology Holdings, Inc.	7,885	23,340
*NovaMed, Inc.	10,734	88,556
Omnicare, Inc.	197,388	4,861,666
*Osteotech, Inc.	24,810	94,030

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Palomar Medical Technologies, Inc.	2,988	$33,346
*PDI, Inc.	20,276	162,816
PerkinElmer, Inc.	6,600	128,436
*Prospect Medical Holdings, Inc.	15,011	109,430
*Psychiatric Solutions, Inc.	47,848	1,585,683
*Regeneration Technologies, Inc.	35,087	101,401
#*Res-Care, Inc.	40,983	402,453
*Sirona Dental Systems, Inc.	14,531	447,264
*Skilled Healthcare Group, Inc.	29,820	79,321
*Spectranetics Corp.	1,341	6,920
*SRI/Surgical Express, Inc.	2,127	6,870
*Sun Healthcare Group, Inc.	26,710	221,159
*SunLink Health Systems, Inc.	1,750	3,990
*Symmetry Medical, Inc.	33,628	327,200
Teleflex, Inc.	20,571	1,165,759
*Theragenics Corp.	21,383	25,873
*Thermo Fisher Scientific, Inc.	475,841	21,346,227
*TomoTherapy, Inc.	25,707	85,604
*Triple-S Management Corp.	13,854	275,418
*Universal American Corp.	85,628	1,433,413
#*Viropharma, Inc.	72,554	955,536
*Vital Images, Inc.	20,078	294,946
*WellCare Health Plans, Inc.	19,800	510,642
*WellPoint, Inc.	501,340	25,427,965
Young Innovations, Inc.	2,745	73,292

Total Health Care		132,093,392

Industrials — (12.3%)
*A.T. Cross Co.	18,431	102,292
*AAR Corp.	15,400	258,720
#Aceto Corp.	12,993	88,612
Aircastle, Ltd.	54,200	495,388
Alamo Group, Inc.	25,037	586,617
*Alaska Air Group, Inc.	59,445	3,066,768
Albany International Corp.	16,661	305,729
Alexander & Baldwin, Inc.	66,441	2,229,096
*Allied Defense Group, Inc.	10,969	36,746
*Allied Motion Technologies, Inc.	262	1,127
*Amerco, Inc.	30,877	2,104,885
*American Railcar Industries, Inc.	21,641	295,400
*American Reprographics Co.	5,977	53,195
Ameron International Corp.	7,300	448,512
*AMREP Corp.	966	11,563
Apogee Enterprises, Inc.	25,200	283,752
Applied Industrial Technologies, Inc.	53,325	1,493,100
Arkansas Best Corp.	25,200	568,764
#*Armstrong World Industries, Inc.	94,043	3,438,212
*ATC Technology Corp.	3,885	93,162
*Atlas Air Worldwide Holdings, Inc.	2,100	122,808
#Baldor Electric Co.	19,655	751,214
Barnes Group, Inc.	42,700	784,826
Barrett Business Services, Inc.	14,200	212,432
*BE Aerospace, Inc.	16,300	479,220
*BlueLinx Holdings, Inc.	43,341	160,795
Bowne & Co., Inc.	23,251	262,969
Briggs & Stratton Corp.	31,600	599,452
*BTU International, Inc.	1,600	8,960
*C&D Technologies, Inc.	21,807	18,754
*CAI International, Inc.	12,599	164,669
Cascade Corp.	10,500	400,785
*Casella Waste Systems, Inc.	5,416	21,610

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
CDI Corp.	47,511	$798,185
*CECO Environmental Corp.	8,829	52,533
*Celadon Group, Inc.	28,818	450,714
*Ceradyne, Inc.	14,818	344,519
*Champion Industries, Inc.	686	1,056
#*Chart Industries, Inc.	3,000	53,430
Chicago Rivet & Machine Co.	700	11,130
CIRCOR International, Inc.	12,696	397,131
*Columbus McKinnon Corp.	44,182	694,983
Comfort Systems USA, Inc.	2,600	29,666
CompX International, Inc.	700	9,135
*Consolidated Graphics, Inc.	33,700	1,448,089
*Cornell Cos., Inc.	8,800	245,784
Courier Corp.	5,234	83,378
*Covenant Transportation Group, Inc.	6,518	61,204
*CPI Aerostructures, Inc.	5,826	63,503
CSX Corp.	562,627	29,661,695
Ducommun, Inc.	16,159	337,562
*Dycom Industries, Inc.	35,250	319,012
#*Eagle Bulk Shipping, Inc.	19,733	95,508
Eastern Co.	10,193	169,612
Eaton Corp.	109,451	8,587,525
Ecology & Environment, Inc. Class A	900	10,719
Encore Wire Corp.	9,748	207,437
*EnerSys	51,339	1,243,431
Ennis, Inc.	43,200	730,944
#*EnPro Industries, Inc.	7,233	216,628
Espey Manufacturing & Electronics Corp.	1,864	35,416
*Esterline Technologies Corp.	25,294	1,298,341
*ExpressJet Holdings, Inc.	10,860	32,580
Federal Signal Corp.	31,295	186,518
FedEx Corp.	184,382	15,220,734
*Flow International Corp.	27,408	74,550
*Franklin Covey Co.	7,794	48,557
*Frozen Food Express Industries, Inc.	8,986	31,990
G & K Services, Inc. Class A	29,714	691,445
GATX Corp.	65,445	1,849,476
#*Genco Shipping & Trading, Ltd.	2,886	48,196
*Gencor Industries, Inc.	8,766	67,060
General Electric Co.	3,487,657	56,221,031
#*Gibraltar Industries, Inc.	53,888	581,452
*GP Strategies Corp.	19,900	150,245
Great Lakes Dredge & Dock Corp.	69,683	390,225
*Greenbrier Cos., Inc.	16,525	215,816
*Griffon Corp.	52,753	715,331
#*H&E Equipment Services, Inc.	66,829	581,412
Hardinge, Inc.	20,625	174,488
*Herley Industries, Inc.	5,800	89,784
#*Hertz Global Holdings, Inc.	389,227	4,569,525
#*Hoku Corp.	400	1,268
#Horizon Lines, Inc.	2,100	9,744
*Hudson Highland Group, Inc.	32,965	146,694
*Hurco Cos., Inc.	8,210	138,421
*Identive Group, Inc.	18,612	29,779
Insteel Industries, Inc.	6,767	62,865
*Interline Brands, Inc.	74,162	1,341,591
International Shipholding Corp.	9,397	234,361
*Intersections, Inc.	34,178	168,839
#*JetBlue Airways Corp.	295,600	1,900,708
*Kadant, Inc.	6,383	124,405
*Kansas City Southern	61,464	2,255,729

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
KBR, Inc.	52,550	$1,176,069
*Kelly Services, Inc. Class A	44,445	657,786
Kennametal, Inc.	16,856	461,686
*Key Technology, Inc.	3,199	38,420
Kimball International, Inc. Class B	25,521	159,251
*Korn/Ferry International	7,500	105,375
L.S. Starrett Co. Class A	4,097	38,922
L-3 Communications Holdings, Inc.	98,670	7,206,857
*Ladish Co., Inc.	45,562	1,339,978
Lawson Products, Inc.	11,015	196,177
*Layne Christensen Co.	15,600	393,276
*LECG Corp.	24,384	52,182
#*LGL Group, Inc.	400	5,016
*LMI Aerospace, Inc.	13,807	237,757
LSI Industries, Inc.	24,154	127,050
*Lydall, Inc.	14,201	101,537
*M&F Worldwide Corp.	29,869	841,708
#Manitowoc Co., Inc. (The)	516	5,346
Manpower, Inc.	40,067	1,922,415
*Marten Transport, Ltd.	31,777	721,973
Masco Corp.	21,520	221,226
McGrath Rentcorp	8,390	195,655
*Metalico, Inc.	74,246	311,091
*MFRI, Inc.	8,800	55,220
Miller Industries, Inc.	20,010	267,534
#*Mobile Mini, Inc.	54,461	933,462
*Moog, Inc.	22,265	797,310
Mueller Industries, Inc.	15,623	386,201
Mueller Water Products, Inc.	136,335	518,073
NACCO Industries, Inc. Class A	9,434	840,003
*National Technical Systems, Inc.	15,400	130,900
Norfolk Southern Corp.	458,295	25,788,260
Northrop Grumman Corp.	260,133	15,254,199
#*Northwest Pipe Co.	12,085	219,584
#*Ocean Power Technologies, Inc.	8,500	46,920
*On Assignment, Inc.	57,765	279,005
*Owens Corning	152,823	4,810,868
*P.A.M. Transportation Services, Inc.	20,690	302,488
*Park-Ohio Holdings Corp.	5,316	72,032
Pentair, Inc.	23,730	811,566
*PGT, Inc.	500	1,300
*Pike Electric Corp.	8,329	78,209
*Pinnacle Airlines Corp.	13,732	76,213
#*Polypore International, Inc.	5,700	139,992
Portec Rail Products, Inc.	7,637	88,666
*PowerSecure International, Inc.	17,790	186,261
Providence & Worcester Railroad Co.	1,200	14,388
R. R. Donnelley & Sons Co.	136,985	2,310,937
*RCM Technologies, Inc.	19,013	97,537
#*Republic Airways Holdings, Inc.	48,800	305,000
Republic Services, Inc.	351,978	11,214,019
*Rush Enterprises, Inc. Class A	31,175	465,754
*Rush Enterprises, Inc. Class B	18,522	242,453
Ryder System, Inc.	89,844	3,923,487
*Saia, Inc.	17,004	256,760
Schawk, Inc.	51,516	763,982
*School Specialty, Inc.	27,776	532,466
Seaboard Corp.	2,041	3,098,238
*SFN Group, Inc.	47,178	353,363
SIFCO Industries, Inc.	6,623	67,886
#SkyWest, Inc.	93,838	1,168,283

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*SL Industries, Inc.	300	$4,092
Southwest Airlines Co.	1,077,730	12,986,646
*Sparton Corp.	3,963	22,589
SPX Corp.	6,831	406,854
Standex International Corp.	29,500	885,590
Steelcase, Inc. Class A	85,520	590,943
Superior Uniform Group, Inc.	8,978	91,576
*Supreme Industries, Inc.	1,365	3,399
*Sypris Solutions, Inc.	10,366	36,592
TAL International Group, Inc.	27,896	751,518
*Tech/Ops Sevcon, Inc.	96	480
Technology Research Corp.	11,621	60,081
*Tecumseh Products Co. Class A	11,200	144,928
*Tecumseh Products Co. Class B	1,400	16,002
Textainer Group Holdings, Ltd.	200	5,460
Timken Co.	73,772	2,480,215
#Titan International, Inc.	25,647	281,604
#*Titan Machinery, Inc.	13,585	193,858
Todd Shipyards Corp.	8,732	132,726
*TRC Cos., Inc.	29,513	92,966
Tredegar Industries, Inc.	40,177	693,455
*Trimas Corp.	6,336	75,652
Trinity Industries, Inc.	85,250	1,736,542
#Triumph Group, Inc.	9,936	754,142
*Tufco Technologies, Inc.	1,000	3,160
*Tutor Perini Corp.	40,023	771,643
Twin Disc, Inc.	10,658	137,701
*U.S. Home Systems, Inc.	4,314	11,562
UniFirst Corp.	14,500	637,420
Union Pacific Corp.	586,882	43,822,479
*United Capital Corp.	300	7,455
*United Rentals, Inc.	22,200	292,596
#Universal Forest Products, Inc.	31,800	984,846
*URS Corp.	86,998	3,513,849
*USA Truck, Inc.	15,305	250,849
#*USG Corp.	40,200	483,204
*Valpey Fisher Corp.	1,464	2,928
*Versar, Inc.	6,026	16,089
Viad Corp.	27,199	541,260
Virco Manufacturing Corp.	12,601	37,047
#*Vishay Precision Group, Inc.	15,222	192,558
*Volt Information Sciences, Inc.	44,159	394,340
Watts Water Technologies, Inc.	53,615	1,726,403
*WCA Waste Corp.	29,254	124,622
*WESCO International, Inc.	9,588	344,497
*Willdan Group, Inc.	1,000	2,500
*Willis Lease Finance Corp.	7,300	69,569

Total Industrials		326,195,282

Information Technology — (5.0%)
*Actel Corp.	7,737	113,424
*ActivIdentity Corp.	70,301	137,790
Activision Blizzard, Inc.	982,162	11,668,085
*Adept Technology, Inc.	700	3,430
*ADPT Corp.	166,097	506,596
*Advanced Analogic Technologies, Inc.	15,762	50,281
Agilysys, Inc.	21,014	166,641
*Amtech Systems, Inc.	10,600	106,636
*Anadigics, Inc.	400	1,756
*AOL, Inc.	51,712	1,081,815
#*Arris Group, Inc.	108,150	1,007,958

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Arrow Electronics, Inc.	182,170	$4,515,994
Astro-Med, Inc.	2,897	20,076
#*ATMI, Inc.	3,100	46,004
*Aviat Networks, Inc.	45,592	184,192
*Avid Technology, Inc.	44,750	578,618
AVX Corp.	293,831	4,137,140
*Aware, Inc.	22,140	55,350
#*AXT, Inc.	30,000	176,700
Bel Fuse, Inc. Class A	4,174	94,959
Bel Fuse, Inc. Class B	20,997	495,109
*Benchmark Electronics, Inc.	93,903	1,568,180
Black Box Corp.	26,600	809,704
*Brooks Automation, Inc.	34,786	265,417
*Bsquare Corp.	5,200	16,172
*Cascade Microtech, Inc.	24,071	110,004
*Checkpoint Systems, Inc.	39,900	796,803
*Ciber, Inc.	42,600	141,858
Cohu, Inc.	41,402	649,183
*Comarco, Inc.	9,299	23,248
Communications Systems, Inc.	12,753	130,846
Computer Sciences Corp.	225,553	10,224,317
*Concurrent Computer Corp.	13,740	70,830
*Convergys Corp.	197,364	2,204,556
CoreLogic, Inc.	96,545	1,933,796
*CPI International, Inc.	19,865	279,501
*CSP, Inc.	2,414	10,235
CTS Corp.	28,690	268,252
*CyberOptics Corp.	9,134	88,874
*Datalink Corp.	5,600	19,040
*Dataram Corp.	11,134	20,375
DDi Corp.	30,020	271,981
#*DealerTrack Holdings, Inc.	94	1,467
*Digi International, Inc.	35,811	297,589
*DSP Group, Inc.	54,868	382,979
*Dynamics Research Corp.	16,586	161,216
*Edgewater Technology, Inc.	13,603	33,327
Electro Rent Corp.	46,027	635,173
#*Electro Scientific Industries, Inc.	34,300	393,764
*Electronics for Imaging, Inc.	72,920	776,598
*EMS Technologies, Inc.	8,690	144,602
*Emulex Corp.	8,000	69,600
*Endwave Corp.	15,115	43,380
*Epicor Software Corp.	90,673	701,809
*ePlus, Inc.	6,954	124,546
*Euronet Worldwide, Inc.	26,035	408,750
*Exar Corp.	44,300	309,657
#Fair Isaac Corp.	4,800	114,480
*Fairchild Semiconductor Corp. Class A	144,238	1,309,681
*Frequency Electronics, Inc.	16,953	86,460
*Gerber Scientific, Inc.	50,097	287,557
*Globecomm Systems, Inc.	41,466	341,265
*GSI Technology, Inc.	29,771	202,443
*GTSI Corp.	8,203	44,132
*Hackett Group, Inc.	54,740	171,884
*Henry Bros. Electronics, Inc.	8,085	32,785
*Hutchinson Technology, Inc.	35,923	136,507
#*Hypercom Corp.	46,824	202,748
*I.D. Systems, Inc.	13,298	36,702
*IAC/InterActiveCorp.	178,991	4,474,775
*Ikanos Communications, Inc.	3,682	6,444
*Imation Corp.	46,631	434,601

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*InfoSpace, Inc.	65,156	$510,171
*Ingram Micro, Inc.	277,679	4,590,034
*Insight Enterprises, Inc.	25,400	370,078
*Integrated Device Technology, Inc.	10,700	62,167
#*Integrated Silicon Solution, Inc.	34,977	300,802
*Internap Network Services Corp.	37,646	176,183
*International Rectifier Corp.	80,500	1,572,165
#*Internet Brands, Inc.	37,562	412,431
*Internet Capital Group, Inc.	51,999	437,832
*Interphase Corp.	4,460	7,225
*Intevac, Inc.	12,540	137,940
*IntriCon Corp.	2,835	14,997
*INX, Inc.	500	2,285
*IXYS Corp.	16,184	142,905
Jabil Circuit, Inc.	139,558	2,024,987
#*JDS Uniphase Corp.	107,790	1,169,522
Keithley Instruments, Inc.	3,793	40,926
*KEY Tronic Corp.	15,546	81,616
Keynote Systems, Inc.	18,330	183,483
*Kopin Corp.	337	1,270
*KVH Industries, Inc.	7,169	100,223
#*L-1 Identity Solutions, Inc.	111,378	908,844
#*Lattice Semiconductor Corp.	131,578	731,574
#*Littlefuse, Inc.	2,763	98,390
*LoJack Corp.	4,550	16,062
*LookSmart, Ltd.	27,679	41,518
#*Loral Space & Communications, Inc.	30,476	1,457,972
#*Mace Security International, Inc.	1,091	633
Marchex, Inc.	38,553	179,657
*Measurement Specialties, Inc.	6,983	116,616
*Mentor Graphics Corp.	36,684	352,900
*Mercury Computer Systems, Inc.	15,963	210,712
Methode Electronics, Inc.	58,810	628,091
#*Micron Technology, Inc.	557,108	4,055,746
#*Microtune, Inc.	12,031	28,754
*MKS Instruments, Inc.	61,200	1,313,352
*ModusLink Global Solutions, Inc.	68,955	452,345
#*MoSys, Inc.	15,138	68,727
*Motorola, Inc.	1,784,111	13,362,991
#*Nanometrics, Inc.	11,564	105,579
*Newport Corp.	46,131	587,248
*Nu Horizons Electronics Corp.	18,632	64,094
O.I. Corp.	400	3,092
*Occam Networks, Inc.	22,685	144,277
#*OmniVision Technologies, Inc.	36,897	823,172
#*Oplink Communications, Inc.	32,814	528,634
*Opnext, Inc.	26,356	47,441
*Optelecom-NKF, Inc.	4,229	7,020
*Optical Cable Corp.	9,195	27,493
*Orbcomm, Inc.	17,126	32,026
*PAR Technology Corp.	23,205	138,766
*PC Connection, Inc.	49,913	344,899
*PC Mall, Inc.	10,070	42,596
*PC-Tel, Inc.	49,087	310,721
*PDF Solutions, Inc.	793	3,251
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	125,235
*Performance Technologies, Inc.	25,851	58,165
*Pericom Semiconductor Corp.	28,523	260,700
*Pervasive Software, Inc.	35,664	171,187
*Presstek, Inc.	7,000	18,480

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
•*Price Communications Liquidation Trust	47,738	$6,520
Qualstar Corp.	12,400	22,072
*RadiSys Corp.	14,477	142,888
*RealNetworks, Inc.	167,359	555,632
*Reis, Inc.	15,919	106,816
Richardson Electronics, Ltd.	22,979	219,449
*Rofin-Sinar Technologies, Inc.	11,100	233,766
#*Rudolph Technologies, Inc.	46,971	405,829
*Sandisk Corp.	197,936	8,649,803
*SeaChange International, Inc.	30,686	274,947
#Servidyne, Inc.	7,283	18,244
#*Sigma Designs, Inc.	2,475	25,344
*Silicon Image, Inc.	29,804	126,965
#*Skyworks Solutions, Inc.	33,004	578,560
*Smart Modular Technologies (WWH), Inc.	46,800	253,188
*Spectrum Control, Inc.	20,295	306,252
#*Standard Microsystems Corp.	15,740	346,595
*StarTek, Inc.	31,481	145,442
*Support.com, Inc.	58,408	241,225
#Sycamore Networks, Inc.	47,495	1,105,684
*Symmetricom, Inc.	90,588	482,834
*SYNNEX Corp.	60,100	1,586,039
*Tech Data Corp.	85,452	3,380,481
*TechTarget, Inc.	19,428	112,488
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	902,123
*Telular Corp.	24,670	77,710
Tessco Technologies, Inc.	14,319	202,184
TheStreet.com, Inc.	36,282	111,023
*Tier Technologies, Inc.	3,839	25,222
*Tollgrade Communications, Inc.	19,226	127,853
*Triquint Semiconductor, Inc.	57,628	399,362
*TSR, Inc.	1,300	2,886
#*TTM Technologies, Inc.	47,706	488,986
*Ultra Clean Holdings, Inc.	2,816	30,497
United Online, Inc.	51,420	324,974
*UTStarcom, Inc.	154,209	328,465
*Vicon Industries, Inc.	5,787	25,116
*Video Display Corp.	600	2,520
#*Virage Logic Corp.	11,870	141,846
*Virtusa Corp.	39,100	416,806
#*Vishay Intertechnology, Inc.	213,119	1,809,380
*Web.com Group, Inc.	32,963	109,108
*WPCS International, Inc.	9,161	22,719
Xerox Corp.	1,053,365	10,259,775
*Zoran Corp.	82,007	705,260
*Zygo Corp.	24,493	202,802

Total Information Technology		133,812,675

Materials — (3.2%)
A. Schulman, Inc.	25,754	504,521
*A.M. Castle & Co.	38,646	570,801
Alcoa, Inc.	1,145,369	12,793,772
*American Pacific Corp.	7,647	36,323
Ashland, Inc.	112,560	5,723,676
*Boise, Inc.	26,592	159,286
*Brush Engineered Materials, Inc.	17,890	426,677
*Buckeye Technologies, Inc.	37,822	429,280
Cabot Corp.	78,211	2,307,225
Carpenter Technology Corp.	2,700	94,365
#*Coeur d’Alene Mines Corp.	35,520	540,970

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*Commercial Metals Co.	19,325	$278,087
*Continental Materials Corp.	100	1,154
*Core Molding Technologies, Inc.	2,488	13,958
Cytec Industries, Inc.	64,700	3,229,824
Dow Chemical Co. (The)	758,339	20,725,405
#*Flotek Industries, Inc.	11,489	13,442
Friedman Industries, Inc.	17,453	97,737
*Graphic Packaging Holding Co.	27,647	96,764
Haynes International, Inc.	4,888	164,530
*Headwaters, Inc.	67,190	232,477
*Hecla Mining Co.	9,000	44,460
*Horsehead Holding Corp.	16,770	128,458
Innophos Holdings, Inc.	18,600	545,166
*Innospec, Inc.	2,400	26,400
International Paper Co.	493,615	11,945,483
Kaiser Aluminum Corp.	27,181	1,114,421
*KapStone Paper & Packaging Corp.	31,340	358,530
KMG Chemicals, Inc.	2,795	42,400
#*Kronos Worldwide, Inc.	3,219	75,035
*Louisiana-Pacific Corp.	153,257	1,115,711
MeadWestavco Corp.	188,451	4,515,286
Minerals Technologies, Inc.	4,300	224,331
*Mod-Pac Corp.	1,501	6,274
Myers Industries, Inc.	65,520	518,263
Neenah Paper, Inc.	23,100	414,414
NL Industries, Inc.	51,854	438,685
*Northern Technologies International Corp.	3,035	41,003
Olympic Steel, Inc.	5,500	139,865
#*OM Group, Inc.	42,299	1,142,073
P.H. Glatfelter Co.	50,000	571,500
*Penford Corp.	37,699	208,852
*PolyOne Corp.	117,993	1,216,508
Quaker Chemical Corp.	2,300	81,098
*Ready Mix, Inc.	2,439	4,268
Reliance Steel & Aluminum Co.	63,301	2,486,463
*Rock of Ages Corp.	1,200	4,842
*RTI International Metals, Inc.	35,400	1,004,652
#Schnitzer Steel Industries, Inc. Class A	5,700	261,174
Schweitzer-Maudoit International, Inc.	12,813	678,192
*Solutia, Inc.	2,500	35,275
#*Spartech Corp.	29,320	306,687
#*Stillwater Mining Co.	2,109	29,041
Synalloy Corp.	5,144	47,582
Temple-Inland, Inc.	80,640	1,617,638
#Texas Industries, Inc.	46,594	1,546,921
#*Titanium Metals Corp.	7,100	157,194
*Universal Stainless & Alloy Products, Inc.	6,709	153,099
#Westlake Chemical Corp.	105,000	2,597,700
Worthington Industries, Inc.	60,435	866,034
#*Zoltek Cos., Inc.	6,242	65,229

Total Materials		85,216,481

Other — (0.0%)
•*Concord Camera Corp. Escrow Shares	—	—
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (4.8%)
*Arbinet Corp.	800	$ 6,408
AT&T, Inc.	4,065,906	105,469,602
*General Communications, Inc. Class A	47,997	407,015
*Sprint Nextel Corp.	3,415,777	15,610,101
*SureWest Communications	13,340	90,845
Telephone & Data Systems, Inc.	80,200	2,737,226
Telephone & Data Systems, Inc. Special Shares	67,452	2,024,235
*United States Cellular Corp.	33,568	1,578,703
*Xeta Corp.	18,366	57,853

Total Telecommunication Services		127,981,988

Utilities — (1.1%)
*AES Corp.	427,199	4,404,422
*Calpine Corp.	381,775	5,153,963
Maine & Maritimes Corp.	1,600	71,360
#*Mirant Corp.	172,860	1,896,274
Public Service Enterprise Group, Inc.	488,622	16,075,664
Questar Corp.	83,700	1,376,865
*RRI Energy, Inc.	278,428	1,099,791
Unitil Corp.	4,441	97,036

Total Utilities		30,175,375

TOTAL COMMON STOCKS		2,491,548,448

RIGHTS/WARRANTS — (0.0%)
*GeoMet, Inc. Rights 08/18/10	946	1,376
•*Lantronix, Inc. Warrants	33	—

TOTAL RIGHTS/WARRANTS		1,376

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $10,105,000 FHLMC 5.00%, 10/15/24, valued at $11,191,288) to be repurchased at $11,025,175	$11,025	11,025,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.1%)
§@DFA Short Term Investment Fund	160,120,875	160,120,875
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $2,929,188 FNMA 4.500%, 05/01/23, valued at $1,662,554) to be repurchased at $1,614,158	$1,614	1,614,130

TOTAL SECURITIES LENDING COLLATERAL		161,735,005

TOTAL INVESTMENTS — (100.0%) (Cost $2,523,107,316)##		$2,664,309,829

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$486,041,515	—	—	$486,041,515
Consumer Staples	175,865,455	—	—	175,865,455
Energy	357,274,145	—	—	357,274,145
Financials	636,892,086	—	—	636,892,086
Health Care	132,093,392	—	—	132,093,392
Industrials	326,195,282	—	—	326,195,282
Information Technology	133,806,155	$6,520	—	133,812,675
Materials	85,216,481	—	—	85,216,481
Other	—	54	—	54
Telecommunication Services	127,981,988	—	—	127,981,988
Utilities	30,175,375	—	—	30,175,375
Rights/Warrants	1,376	—	—	1,376
Temporary Cash Investments	—	11,025,000	—	11,025,000
Securities Lending Collateral	—	161,735,005	—	161,735,005

TOTAL	$2,491,543,250	$172,766,579	—	$2,664,309,829

See accompanying Notes to Schedules of Investments.

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

	Shares	Value†
COMMON STOCKS — (90.8%)
Consumer Discretionary — (10.6%)
*1-800-FLOWERS.COM, Inc.	1,200	$2,676
*99 Cents Only Stores	7,100	118,002
Aaron’s, Inc.	7,350	133,476
#Abercrombie & Fitch Co.	8,350	308,449
*AC Moore Arts & Crafts, Inc.	1,068	2,627
Acme United Corp.	400	4,028
Advance Auto Parts, Inc.	10,000	535,300
#*Aeropostale, Inc.	9,825	279,325
*AFC Enterprises, Inc.	2,300	21,781
*AH Belo Corp.	200	1,548
*Aldila, Inc.	700	2,877
*Alloy, Inc.	2,291	21,742
#*Amazon.com, Inc.	36,900	4,350,141
Ambassadors Group, Inc.	1,423	16,137
#*American Apparel, Inc.	7,200	11,592
#*American Axle & Manufacturing Holdings, Inc.	6,700	62,377
#American Eagle Outfitters, Inc.	20,600	253,586
#American Greetings Corp. Class A	3,222	66,019
#*American Public Education, Inc.	2,200	98,252
*America’s Car-Mart, Inc.	1,100	25,608
*Amerigon, Inc.	2,000	19,800
#Ameristar Casinos, Inc.	5,810	91,682
#*AnnTaylor Stores Corp.	4,625	81,123
*Apollo Group, Inc. Class A	14,010	646,281
Arbitron, Inc.	2,400	69,360
#*Arctic Cat, Inc.	2,500	24,875
#*Asbury Automotive Group, Inc.	3,400	45,764
*Ascent Media Corp.	235	6,533
*Audiovox Corp. Class A	1,600	11,920
#*AutoNation, Inc.	18,538	452,883
#*Autozone, Inc.	3,600	761,652
*Ballantyne Strong, Inc.	2,600	20,072
#*Bally Technologies, Inc.	6,300	203,490
#Barnes & Noble, Inc.	6,300	81,711
*Beasley Broadcast Group, Inc.	325	1,810
#*Beazer Homes USA, Inc.	3,400	14,382
bebe stores, Inc.	10,275	61,136
#*Bed Bath & Beyond, Inc.	26,984	1,022,154
*Belo Corp.	6,100	36,905
*Benihana, Inc.	500	3,385
Best Buy Co., Inc.	40,560	1,405,810
Big 5 Sporting Goods Corp.	2,146	29,486
*Big Lots, Inc.	8,052	276,264
#*Biglari Holdings, Inc.	215	62,458
#*BJ’s Restaurants, Inc.	2,798	71,349
#*Blue Nile, Inc.	1,296	65,966
*Bluegreen Corp.	2,100	6,195
Blyth, Inc.	875	34,606
Bob Evans Farms, Inc.	3,500	91,770
*Bon-Ton Stores, Inc. (The)	2,096	20,038
Books-A-Million, Inc.	1,295	8,392
*BorgWarner, Inc.	12,500	548,250
#*Boyd Gaming Corp.	5,900	49,914
Brinker International, Inc.	9,050	142,266
#*Brookfield Homes Corp.	2,400	17,880
Brown Shoe Co., Inc.	5,187	75,834
#Brunswick Corp.	8,960	151,603
#Buckle, Inc.	4,670	128,659

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
*Buffalo Wild Wings, Inc.	1,800	$76,752
*Build-A-Bear-Workshop, Inc.	2,400	14,520
Burger King Holdings, Inc.	12,900	222,912
#*Cabela’s, Inc.	7,700	120,043
Cablevision Systems Corp.	26,600	729,106
*Cache, Inc.	800	4,128
*California Pizza Kitchen, Inc.	2,415	43,325
Callaway Golf Co.	6,900	46,575
*Canterbury Park Holding Corp.	500	4,230
#*Capella Education Co.	1,400	130,088
#*Career Education Corp.	9,659	235,969
*Caribou Coffee Co., Inc.	1,700	18,054
#*CarMax, Inc.	21,994	464,073
*Carmike Cinemas, Inc.	265	1,937
Carnival Corp.	57,932	2,009,082
*Carriage Services, Inc.	3,100	14,508
*Carrols Restaurant Group, Inc.	1,578	8,174
*Carter’s, Inc.	7,100	172,104
Cato Corp. Class A	3,450	80,316
*Cavco Industries, Inc.	1,157	40,564
CBS Corp.	5,700	85,728
CBS Corp. Class B	64,197	948,832
*CEC Entertainment, Inc.	2,357	81,859
*Charming Shoppes, Inc.	13,860	62,093
*Cheesecake Factory, Inc.	5,150	120,716
#Cherokee, Inc.	542	10,639
#Chico’s FAS, Inc.	18,200	170,534
*Children’s Place Retail Stores, Inc. (The)	2,340	97,929
#*Chipotle Mexican Grill, Inc.	3,385	500,642
#Choice Hotels International, Inc.	3,800	125,438
Christopher & Banks Corp.	3,217	23,774
Churchill Downs, Inc.	1,444	52,518
Cinemark Holdings, Inc.	13,300	194,047
#*Citi Trends, Inc.	1,200	37,668
*Clear Channel Outdoor Holdings, Inc.	3,000	33,030
Coach, Inc.	30,768	1,137,493
#*Coinstar, Inc.	2,900	131,950
*Coldwater Creek, Inc.	6,649	26,064
*Collective Brands, Inc.	8,400	134,568
Collectors Universe, Inc.	700	9,121
Columbia Sportswear Co.	3,992	195,648
Comcast Corp. Class A	205,668	4,004,356
Comcast Corp. Special Class A	77,263	1,426,275
#*Conn’s, Inc.	2,500	13,150
Cooper Tire & Rubber Co.	6,434	139,039
*Core-Mark Holding Co., Inc.	1,317	40,195
#*Corinthian Colleges, Inc.	8,800	80,080
CPI Corp.	1,000	24,840
Cracker Barrel Old Country Store, Inc.	2,500	122,450
#*Crocs, Inc.	9,700	124,451
#*Crown Media Holdings, Inc.	2,500	5,100
CSS Industries, Inc.	1,250	22,525
*Culp, Inc.	1,566	16,318
*Cumulus Media, Inc.	2,000	6,060
*Dana Holding Corp.	11,700	138,996
Darden Restaurants, Inc.	14,790	619,553
*Deckers Outdoor Corp.	4,200	213,738
*dELiA*s, Inc.	1,100	1,595
#*Destination Maternity Corp.	1,300	40,235
DeVry, Inc.	6,500	349,700
#*Dick’s Sporting Goods, Inc.	8,514	224,003

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Dillard’s, Inc.	8,336	$192,895
#*DineEquity, Inc.	1,200	43,752
#*DIRECTV Class A	83,789	3,113,599
#*Discovery Communications, Inc. (25470F104)	8,101	312,780
*Discovery Communications, Inc. (25470F302)	13,952	479,670
DISH Network Corp.	21,800	437,744
*Dolan Media Co.	2,800	32,732
#*Dollar Tree, Inc.	12,450	551,784
*Domino’s Pizza, Inc.	7,790	99,634
*Dorman Products, Inc.	1,189	27,751
Dover Downs Gaming & Entertainment, Inc.	2,000	6,680
DR Horton, Inc.	29,700	327,294
#*DreamWorks Animation SKG, Inc.	7,680	239,309
*Dress Barn, Inc. (The)	6,400	158,080
*Drew Industries, Inc.	2,900	61,277
*drugstore.com, Inc.	5,100	14,076
#*DSW, Inc.	2,098	55,828
#*E.W. Scripps Co. (The) Class A	3,400	26,724
#*Eastman Kodak Co.	26,170	103,895
*Einstein Noah Restaurant Group, Inc.	1,130	13,131
*Empire Resorts, Inc.	2,700	3,429
#*Entercom Communications Corp.	4,800	40,224
*Entravision Communications Corp.	3,000	6,480
#Ethan Allen Interiors, Inc.	3,275	50,238
#*Exide Technologies	9,000	54,180
Expedia, Inc.	1,914	43,410
Family Dollar Stores, Inc.	13,612	562,856
*Famous Dave’s of America, Inc.	1,098	8,773
*Federal-Mogul Corp.	8,052	144,453
Finish Line, Inc. Class A	6,378	91,269
*Fisher Communications, Inc.	1,200	21,240
Foot Locker, Inc.	12,942	175,882
#*Ford Motor Co.	328,040	4,189,071
Fortune Brands, Inc.	11,280	494,966
*Fossil, Inc.	6,950	275,220
Fred’s, Inc.	5,517	59,804
*Fuel Systems Solutions, Inc.	2,050	62,340
*Furniture Brands International, Inc.	4,400	24,288
Gaiam, Inc.	1,309	7,854
#*GameStop Corp. Class A	17,340	347,667
Gaming Partners International Corp.	800	5,376
Gannett Co., Inc.	22,900	301,822
Gap, Inc.	60,361	1,093,138
#Garmin, Ltd.	17,073	486,751
#*Gaylord Entertainment Co.	3,437	99,639
*Genesco, Inc.	2,400	65,496
Gentex Corp.	13,434	258,873
Genuine Parts Co.	15,730	673,716
*G-III Apparel Group, Ltd.	1,400	36,120
*Global Traffic Network, Inc.	2,700	15,120
*Goodyear Tire & Rubber Co.	23,460	250,318
*Great Wolf Resorts, Inc.	4,588	10,185
#*Group 1 Automotive, Inc.	2,780	77,062
Guess?, Inc.	9,000	321,300
#*Gymboree Corp.	2,600	112,580
H&R Block, Inc.	33,820	530,298
*Hanesbrands, Inc.	8,675	217,309
Harley-Davidson, Inc.	24,000	653,520
*Harman International Industries, Inc.	6,800	206,788
Harte-Hanks, Inc.	5,600	63,168
Hasbro, Inc.	14,100	594,315

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Haverty Furniture Cos., Inc.	1,700	$20,604
*Hawk Corp.	1,220	35,661
*Helen of Troy, Ltd.	4,400	105,424
#*hhgregg, Inc.	3,516	71,340
*Hibbett Sporting Goods, Inc.	2,888	76,445
Hillenbrand, Inc.	6,205	137,068
Home Depot, Inc.	167,742	4,782,324
Hooker Furniture Corp.	1,300	15,366
Hot Topic, Inc.	6,106	32,301
#*Hovnanian Enterprises, Inc.	6,300	27,531
*HSN, Inc.	5,404	158,878
*Iconix Brand Group, Inc.	7,198	118,479
International Game Technology	26,800	408,432
International Speedway Corp.	2,675	69,282
*Interpublic Group of Cos., Inc. (The)	50,516	461,716
*Interval Leisure Group, Inc.	4,310	59,952
*iRobot Corp.	2,385	48,559
#*Isle of Capri Casinos, Inc.	4,000	33,600
#*ITT Educational Services, Inc.	3,400	274,516
*J. Alexander’s Corp.	800	3,764
*J. Crew Group, Inc.	5,783	206,048
J.C. Penney Co., Inc.	24,170	595,307
*Jack in the Box, Inc.	6,300	129,969
*JAKKS Pacific, Inc.	2,600	41,028
Jarden Corp.	7,825	226,534
*Jo-Ann Stores, Inc.	2,773	116,161
Johnson Controls, Inc.	61,651	1,776,165
*Johnson Outdoors, Inc.	1,287	16,384
Jones Apparel Group, Inc.	9,866	172,063
#*Jos. A. Bank Clothiers, Inc.	2,200	129,096
*Journal Communications, Inc.	500	2,380
#*K12, Inc.	1,700	44,285
KB Home	9,900	112,662
*Kenneth Cole Productions, Inc. Class A	1,100	14,773
*Kid Brands, Inc.	1,700	14,144
*Kirkland’s, Inc.	1,700	28,662
*Knology, Inc.	3,600	40,680
*Kohl’s Corp.	30,860	1,471,713
*Kona Grill, Inc.	1,120	4,010
*Krispy Kreme Doughnuts, Inc.	6,700	26,398
#*K-Swiss, Inc. Class A	2,837	33,902
*Lakeland Industries, Inc.	1,000	9,010
#*Lamar Advertising Co.	7,515	205,535
#*Las Vegas Sands Corp.	65,800	1,767,388
#*La-Z-Boy, Inc.	6,000	51,360
*Lear Corp.	3,200	250,144
*Learning Tree International, Inc.	1,666	19,326
Leggett & Platt, Inc.	14,897	310,453
Lennar Corp. Class A	15,500	228,935
*Lennar Corp. Class B Voting	556	7,033
*Libbey, Inc.	1,600	20,016
#*Liberty Global, Inc. Class A	13,437	393,032
*Liberty Global, Inc. Class B	95	2,831
#*Liberty Global, Inc. Series C	12,512	365,976
*Liberty Media Corp. Capital Series A	10,116	471,810
*Liberty Media Corp. Interactive Class A	58,700	664,484
*Liberty Media Corp. Interactive Class B	400	4,668
*Liberty Media-Starz Corp. Series A	5,255	288,447
*Liberty Media-Starz Corp. Series B	227	12,485
#*Life Time Fitness, Inc.	3,100	112,716
*Lifetime Brands, Inc.	300	4,407

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Limited Brands, Inc.	31,260	$801,506
*LIN TV Corp. Class A	2,800	16,380
*Lincoln Educational Services Corp.	2,164	45,639
*Live Nation Entertainment, Inc.	15,286	141,090
*Liz Claiborne, Inc.	11,000	52,140
#*LKQ Corp.	13,389	264,834
*LodgeNet Interactive Corp.	1,700	6,120
Lowe’s Cos., Inc.	151,540	3,142,940
*Luby’s, Inc.	1,849	9,615
*Lumber Liquidators Holdings, Inc.	2,400	59,568
*M/I Homes, Inc.	2,200	23,210
Mac-Gray Corp.	1,591	17,231
Macy’s, Inc.	41,400	772,110
*Madison Square Garden, Inc.	6,507	125,195
*Maidenform Brands, Inc.	2,442	60,635
Marcus Corp.	2,400	29,280
#*Marine Products Corp.	3,012	18,343
*MarineMax, Inc.	1,700	12,920
Marriott International, Inc. Class A	33,172	1,124,863
#*Martha Stewart Living Omnimedia, Inc.	3,500	17,675
Mattel, Inc.	37,165	786,411
Matthews International Corp. Class A	3,400	122,774
*McClatchy Co. (The)	4,300	15,050
*McCormick & Schmick’s Seafood Restaurants, Inc.	2,212	17,497
McDonald’s Corp.	106,525	7,427,988
McGraw-Hill Cos., Inc.	25,200	773,388
MDC Holdings, Inc.	5,260	153,171
#*Media General, Inc.	800	8,264
*Mediacom Communications Corp.	5,481	40,231
Men’s Wearhouse, Inc. (The)	5,635	109,657
Meredith Corp.	3,900	123,825
*Meritage Homes Corp.	3,900	68,562
#*MGM Resorts International	45,725	496,574
*Midas, Inc.	1,456	12,813
#*Modine Manufacturing Co.	3,900	39,585
*Mohawk Industries, Inc.	7,200	352,296
*Monarch Casino & Resort, Inc.	2,372	25,262
#Monro Muffler Brake, Inc.	1,688	69,276
*Morgans Hotel Group Co.	2,500	18,525
#*Morningstar, Inc.	2,000	90,020
*Morton’s Restaurant Group, Inc.	1,090	5,330
*Movado Group, Inc.	2,362	26,832
*Multimedia Games, Inc.	2,364	9,929
*Nathan’s Famous, Inc.	1,109	17,489
#National CineMedia, Inc.	4,700	84,318
National Presto Industries, Inc.	737	75,167
#*Netflix, Inc.	6,500	666,575
*New Frontier Media, Inc.	200	326
*New York & Co., Inc.	5,059	11,282
*New York Times Co. Class A (The)	12,700	110,998
#Newell Rubbermaid, Inc.	28,884	447,702
News Corp. Class A	177,884	2,321,386
News Corp. Class B	80,892	1,196,393
#*Nexstar Broadcasting Group, Inc.	600	3,240
NIKE, Inc. Class B	38,200	2,813,048
Nordstrom, Inc.	20,880	709,920
#Nutri/System, Inc.	3,600	70,416
#*NVR, Inc.	500	313,250
*O’Charley’s, Inc.	1,700	11,849
*Office Depot, Inc.	26,000	112,320
*OfficeMax, Inc.	7,500	107,175

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Omnicom Group, Inc.	30,400	$1,132,704
*Orbitz Worldwide, Inc.	3,586	16,173
#*O’Reilly Automotive, Inc.	14,158	697,706
*Orient-Express Hotels, Ltd.	6,600	60,126
*Orleans Homebuilders, Inc.	1,545	170
*Outdoor Channel Holdings, Inc.	3,423	19,443
#*Overstock.com, Inc.	2,430	48,041
Oxford Industries, Inc.	1,200	26,880
#P.F. Chang’s China Bistro, Inc.	2,500	103,500
#*Pacific Sunwear of California, Inc.	6,200	25,048
#*Palm Harbor Homes, Inc.	1,500	3,375
*Panera Bread Co.	3,000	234,630
*Papa John’s International, Inc.	2,800	70,924
#*Peet’s Coffee & Tea, Inc.	1,500	60,945
*Penn National Gaming, Inc.	8,100	221,859
#*Penske Automotive Group, Inc.	8,674	121,436
Pep Boys - Manny, Moe & Jack (The)	1,624	15,590
*Perry Ellis International, Inc.	969	21,696
#PetMed Express, Inc.	2,200	35,090
PetSmart, Inc.	13,200	409,860
Phillips-Van Heusen Corp.	6,891	357,574
*Pier 1 Imports, Inc.	5,800	40,542
*Pinnacle Entertainment, Inc.	5,100	55,335
#*Playboy Enterprises, Inc. Class B	3,000	16,230
Polaris Industries, Inc.	3,497	208,771
#Polo Ralph Lauren Corp.	6,800	537,268
#Pool Corp.	4,300	95,159
#*Pre-Paid Legal Services, Inc.	700	34,342
*Priceline.com, Inc.	4,300	964,920
Primedia, Inc.	6,437	19,440
*Princeton Review, Inc.	5,159	12,846
*Pulte Group, Inc.	36,437	319,917
*Quiksilver, Inc.	2,800	12,516
*Radio One, Inc.	2,800	3,080
#RadioShack Corp.	11,260	242,540
*RC2 Corp.	1,400	23,170
*RCN Corp.	4,500	67,230
*Red Lion Hotels Corp.	2,034	15,153
*Red Robin Gourmet Burgers, Inc.	1,300	27,742
Regal Entertainment Group	13,460	179,691
#Regis Corp.	3,900	59,397
*Rent-A-Center, Inc.	6,980	153,490
*Rentrak Corp.	1,137	29,437
*Retail Ventures, Inc.	4,157	40,281
RG Barry Corp.	1,300	15,405
#Ross Stores, Inc.	12,000	631,920
#*Royal Caribbean Cruises, Ltd.	22,200	640,692
*Rubio’s Restaurants, Inc.	1,297	11,232
*Ruby Tuesday, Inc.	5,500	56,210
*Ruth’s Hospitality Group, Inc.	2,684	10,843
Ryland Group, Inc. (The)	3,100	50,592
*Saga Communications, Inc.	507	11,357
#*Saks, Inc.	8,910	73,151
*Salem Communications Corp.	400	1,364
#*Sally Beauty Holdings, Inc.	18,750	177,375
#Scholastic Corp.	2,600	65,858
*Scientific Games Corp.	6,970	73,812
Scripps Networks Interactive, Inc.	11,455	488,327
*Sealy Corp.	7,900	21,646
#*Sears Holdings Corp.	11,285	801,235
#*Select Comfort Corp.	5,200	40,560

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
Service Corp. International	26,000	$221,520
Sherwin-Williams Co.	11,100	767,565
*Shiloh Industries, Inc.	3,192	30,899
*Shoe Carnival, Inc.	1,463	30,796
*Shuffle Master, Inc.	6,626	58,243
*Shutterfly, Inc.	3,000	75,240
*Signet Jewelers, Ltd. ADR	7,900	235,183
*Sinclair Broadcast Group, Inc. Class A	3,800	22,952
*Skechers U.S.A., Inc. Class A	3,800	140,942
Skyline Corp.	800	16,064
*Smith & Wesson Holding Corp.	4,800	18,480
Snap-On, Inc.	6,470	289,015
#*Sonic Automotive, Inc.	2,501	24,735
*Sonic Corp.	4,163	36,634
Sotheby’s Class A	5,800	157,354
#Spartan Motors, Inc.	3,375	14,479
*Spectrum Group International, Inc.	531	1,054
Speedway Motorsports, Inc.	3,940	54,057
Sport Supply Group, Inc.	2,340	31,684
Stage Stores, Inc.	3,250	35,750
Standard Motor Products, Inc.	1,900	18,620
*Stanley Black & Decker, Inc.	13,893	806,072
*Stanley Furniture, Inc.	1,979	7,580
Staples, Inc.	71,350	1,450,546
Starbucks Corp.	73,930	1,837,160
#Starwood Hotels & Resorts Worldwide, Inc.	18,500	896,325
*Stein Mart, Inc.	4,300	33,196
*Steinway Musical Instruments, Inc.	900	17,532
*Steven Madden, Ltd.	2,475	95,609
Stewart Enterprises, Inc.	8,882	47,696
*Stoneridge, Inc.	3,400	36,414
#Strayer Education, Inc.	1,200	287,280
#Sturm Ruger & Co., Inc.	1,500	21,000
Superior Industries International, Inc.	2,200	31,658
#Systemax, Inc.	6,196	101,367
*Talbots, Inc.	5,170	59,403
*Tandy Brands Accessories, Inc.	700	2,590
Tandy Leather Factory, Inc.	663	2,851
Target Corp.	71,030	3,645,260
#*Tempur-Pedic International, Inc.	7,700	236,159
#*Tenneco, Inc.	5,600	154,560
#*Texas Roadhouse, Inc.	8,700	117,276
Thor Industries, Inc.	6,661	185,442
Tiffany & Co.	12,600	530,082
*Timberland Co. Class A	5,400	95,148
Time Warner Cable, Inc.	37,404	2,138,387
Time Warner, Inc.	115,386	3,630,044
TJX Cos., Inc. (The)	41,421	1,719,800
*Toll Brothers, Inc.	15,860	275,330
*Town Sports International Holdings, Inc.	3,500	10,115
Tractor Supply Co.	3,501	243,355
*True Religion Apparel, Inc.	2,500	61,450
*TRW Automotive Holdings Corp.	10,900	382,481
#*Tuesday Morning Corp.	5,600	24,416
Tupperware Corp.	6,100	240,279
*Ulta Salon Cosmetics & Fragrance, Inc.	5,300	133,878
*Under Armour, Inc. Class A	3,200	120,192
*Unifi, Inc.	5,300	20,776
*Universal Electronics, Inc.	1,700	29,852
*Universal Technical Institute, Inc.	2,300	46,851
#*Urban Outfitters, Inc.	14,750	474,360

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Discretionary — (Continued)
V.F. Corp.	10,550	$836,932
*Vail Resorts, Inc.	3,700	140,156
*Valassis Communications, Inc.	4,390	151,762
Value Line, Inc.	400	5,560
*Valuevision Media, Inc.	500	915
*VCG Holding Corp.	1,800	3,600
#Viacom, Inc. Class A	4,900	183,211
Viacom, Inc. Class B	56,500	1,866,760
#*Volcom, Inc.	1,626	26,455
*WABCO Holdings, Inc.	6,243	241,479
#Walt Disney Co. (The)	198,030	6,671,631
*Warnaco Group, Inc.	4,285	178,984
*Warner Music Group Corp.	12,850	60,266
Weight Watchers International, Inc.	7,500	205,425
Wendy’s/Arby’s Group, Inc.	48,718	212,410
*West Marine, Inc.	2,681	27,829
*Wet Seal, Inc. (The)	11,405	38,549
Whirlpool Corp.	7,700	641,410
Wiley (John) & Sons, Inc. Class A	5,300	208,714
*Williams Controls, Inc.	600	4,794
Williams-Sonoma, Inc.	10,760	287,400
Winmark Corp.	300	10,035
#*Winnebago Industries, Inc.	2,700	28,215
*WMS Industries, Inc.	5,790	222,973
#Wolverine World Wide, Inc.	1,500	42,885
World Wrestling Entertainment, Inc.	3,100	49,724
Wyndham Worldwide Corp.	18,900	482,517
Wynn Resorts, Ltd.	11,860	1,039,885
Yum! Brands, Inc.	47,417	1,958,322
*Zumiez, Inc.	3,896	71,297

Total Consumer Discretionary		140,808,833

Consumer Staples — (9.9%)
Alberto-Culver Co.	10,350	302,945
Alico, Inc.	1,105	26,918
*Alliance One International, Inc.	11,189	42,183
Altria Group, Inc.	208,300	4,615,928
Andersons, Inc. (The)	500	17,185
#Archer-Daniels-Midland Co.	62,190	1,701,518
Avon Products, Inc.	40,100	1,248,313
B&G Foods, Inc.	4,970	57,006
*BJ’s Wholesale Club, Inc.	5,300	241,415
#*Boston Beer Co., Inc. Class A	1,000	69,360
Brown-Forman Corp. Class A	7,570	485,313
#Brown-Forman Corp. Class B	9,019	570,091
Bunge, Ltd.	7,970	395,711
#Calavo Growers, Inc.	1,261	26,632
Cal-Maine Foods, Inc.	2,100	66,339
#Campbell Soup Co.	32,373	1,162,191
Casey’s General Stores, Inc.	5,660	216,495
*Central European Distribution Corp.	4,775	124,484
*Central Garden & Pet Co.	2,800	29,148
*Central Garden & Pet Co. Class A	7,529	76,118
#*Chiquita Brands International, Inc.	4,900	71,932
Church & Dwight Co., Inc.	6,550	434,069
Clorox Co.	14,071	912,926
#Coca-Cola Co. (The)	218,236	12,026,986
Coca-Cola Enterprises, Inc.	48,544	1,393,213
Colgate-Palmolive Co.	47,820	3,776,824
ConAgra, Inc.	43,779	1,027,931
*Constellation Brands, Inc. Class A	21,012	358,465

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Corn Products International, Inc.	8,033	$267,820
Costco Wholesale Corp.	45,150	2,560,456
CVS Caremark Corp.	139,947	4,294,973
*Darling International, Inc.	8,700	70,992
*Dean Foods Co.	16,650	190,809
Del Monte Foods Co.	22,025	305,707
Diamond Foods, Inc.	2,435	108,455
Dr Pepper Snapple Group, Inc.	25,420	954,521
*Elizabeth Arden, Inc.	3,500	54,355
*Energizer Holdings, Inc.	6,400	393,728
#Estee Lauder Cos., Inc.	11,600	722,100
Farmer Brothers Co.	1,899	32,055
Flowers Foods, Inc.	9,918	240,313
*Fresh Del Monte Produce, Inc.	5,939	123,769
General Mills, Inc.	67,907	2,322,419
#*Great Atlantic & Pacific Tea Co.	4,751	16,438
#*Green Mountain Coffee, Inc.	12,558	386,661
H.J. Heinz Co.	31,300	1,392,224
#*Hain Celestial Group, Inc.	4,000	84,240
*Hansen Natural Corp.	8,524	357,070
Herbalife, Ltd.	6,200	307,768
Hershey Co. (The)	16,880	793,360
Hormel Foods Corp.	12,800	549,376
*HQ Sustainable Maritime Industries, Inc.	1,600	6,800
Imperial Sugar Co.	1,726	20,712
Ingles Markets, Inc.	1,610	26,179
Inter Parfums, Inc.	3,152	55,002
J & J Snack Foods Corp.	1,952	81,418
J.M. Smucker Co.	12,176	747,972
*John B. Sanfilippo & Son, Inc.	1,596	22,408
Kellogg Co.	36,200	1,811,810
Kimberly-Clark Corp.	40,410	2,591,089
Kraft Foods, Inc.	171,372	5,005,776
Kroger Co. (The)	63,700	1,349,166
#Lancaster Colony Corp.	1,900	98,648
Lance, Inc.	2,800	59,164
#*Lifeway Foods, Inc.	1,234	12,932
Lorillard, Inc.	15,908	1,212,826
*Mannatech, Inc.	2,370	6,446
McCormick & Co., Inc. Non-Voting	11,914	468,578
McCormick & Co., Inc. Voting	607	23,764
Mead Johnson Nutrition Co.	20,200	1,073,428
*Medifast, Inc.	2,100	63,504
Molson Coors Brewing Co.	16,605	747,391
Nash-Finch Co.	1,300	51,116
National Beverage Corp.	3,061	43,527
*Natural Alternatives International, Inc.	1,000	7,270
*NBTY, Inc.	8,000	431,120
#Nu Skin Enterprises, Inc. Class A	6,010	171,165
*Nutraceutical International Corp.	1,559	24,554
Oil-Dri Corp. of America	641	14,025
*Omega Protein Corp.	2,100	10,920
*Overhill Farms, Inc.	2,000	10,400
*Pantry, Inc.	3,100	55,800
PepsiCo, Inc.	166,304	10,794,793
Philip Morris International, Inc.	180,943	9,235,331
*Prestige Brands Holdings, Inc.	4,300	35,346
PriceSmart, Inc.	2,772	77,616
Procter & Gamble Co. (The)	301,333	18,429,526
*Ralcorp Holdings, Inc.	5,695	332,588
*Reddy Ice Holdings, Inc.	2,200	7,700

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Consumer Staples — (Continued)
Reliv’ International, Inc.	1,707	$3,960
*Revlon, Inc.	4,128	51,765
Reynolds American, Inc.	25,946	1,500,198
#Rocky Mountain Chocolate Factory, Inc.	950	9,006
#Ruddick Corp.	5,200	184,340
Safeway, Inc.	42,600	875,004
Sanderson Farms, Inc.	2,350	109,862
Sara Lee Corp.	66,853	988,756
*Smart Balance, Inc.	8,197	31,313
*Smithfield Foods, Inc.	15,600	222,300
Spartan Stores, Inc.	2,074	29,783
*Spectrum Brands Holdings, Inc.	37	1,073
#SUPERVALU, Inc.	20,097	226,694
*Susser Holdings Corp.	2,046	24,572
#Sysco Corp.	56,500	1,749,805
Tasty Baking Co.	935	6,199
Tootsie Roll Industries, Inc.	2,581	65,119
#*TreeHouse Foods, Inc.	3,830	182,653
Tyson Foods, Inc. Class A	29,240	511,992
*United Natural Foods, Inc.	4,776	161,094
United-Guardian, Inc.	600	6,747
Universal Corp.	2,600	115,310
*USANA Health Sciences, Inc.	955	40,014
Vector Group, Ltd.	7,794	147,696
Walgreen Co.	97,825	2,792,904
#Wal-Mart Stores, Inc.	325,040	16,638,798
WD-40 Co.	1,600	58,176
Weis Markets, Inc.	1,930	69,190
#*Whole Foods Market, Inc.	14,383	546,123
*Winn-Dixie Stores, Inc.	7,429	72,878

Total Consumer Staples		130,648,382

Energy — (9.3%)
Adams Resources & Energy, Inc.	600	12,600
#*Allis-Chalmers Energy, Inc.	1,800	4,698
Alon USA Energy, Inc.	1,957	13,484
*Alpha Natural Resources, Inc.	11,028	422,703
#*American Oil & Gas, Inc.	3,800	27,816
Anadarko Petroleum Corp.	50,050	2,460,458
Apache Corp.	32,725	3,127,856
*Approach Resources, Inc.	1,476	9,948
Arch Coal, Inc.	15,000	355,350
*Atlas Energy, Inc.	7,038	208,254
#*ATP Oil & Gas Corp.	4,679	49,410
*Atwood Oceanics, Inc.	6,700	182,240
Baker Hughes, Inc.	44,294	2,138,071
#*Basic Energy Services, Inc.	4,350	40,760
Berry Petroleum Corp. Class A	4,900	146,118
*Bill Barrett Corp.	4,720	166,994
*BioFuel Energy Corp.	2,050	3,137
*Bolt Technology Corp.	1,050	9,933
#*BPZ Resources, Inc.	10,000	45,300
*Brigham Exploration Co.	11,200	193,312
#*Bristow Group, Inc.	3,356	112,191
*Bronco Drilling Co., Inc.	3,500	13,300
Cabot Oil & Gas Corp.	10,500	319,935
*Cal Dive International, Inc.	9,937	58,827
*Callon Petroleum Co.	700	4,039
*Cameron International Corp.	24,659	976,250
CARBO Ceramics, Inc.	2,250	180,450
*Carrizo Oil & Gas, Inc.	3,100	60,791

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
#*Cheniere Energy, Inc.	1,451	$4,150
Chesapeake Energy Corp.	63,138	1,327,792
Chevron Corp.	197,914	15,083,026
Cimarex Energy Co.	8,533	587,668
*Clayton Williams Energy, Inc.	1,100	48,961
#*Clean Energy Fuels Corp.	6,800	128,384
*Complete Production Services, Inc.	4,400	84,700
*Comstock Resources, Inc.	5,500	139,205
#*Concho Resources, Inc.	9,500	569,810
ConocoPhillips	149,755	8,269,471
Consol Energy, Inc.	18,500	693,380
*Contango Oil & Gas Co.	1,700	74,528
#*Continental Resources, Inc.	13,237	602,681
*CREDO Petroleum Corp.	1,676	12,838
#*Crosstex Energy, Inc.	5,400	41,796
*CVR Energy, Inc.	5,771	46,745
*Dawson Geophysical Co.	600	13,986
Delek US Holdings, Inc.	4,692	35,190
*Denbury Resources, Inc.	38,370	607,781
Devon Energy Corp.	44,106	2,756,184
#Diamond Offshore Drilling, Inc.	8,100	481,869
*Double Eagle Petroleum Co.	267	1,135
*Dresser-Rand Group, Inc.	8,200	305,122
*Dril-Quip, Inc.	4,000	209,120
El Paso Corp.	74,383	916,399
#*Energy Partners, Ltd.	81	1,036
*ENGlobal Corp.	3,900	8,697
EOG Resources, Inc.	25,800	2,515,500
*Evolution Petroleum Corp.	4,053	22,899
EXCO Resources, Inc.	21,650	314,142
#*Exterran Holdings, Inc.	5,500	146,685
Exxon Mobil Corp.	537,571	32,082,237
#*FMC Technologies, Inc.	12,382	783,533
*Forest Oil Corp.	10,889	311,317
Frontier Oil Corp.	9,600	117,984
*FX Energy, Inc.	5,500	19,360
General Maritime Corp.	3,300	18,447
#*Geokinetics, Inc.	900	3,969
#*GeoResources, Inc.	2,107	31,247
*Global Industries, Ltd.	11,300	53,562
*GMX Resources, Inc.	1,700	10,523
*Goodrich Petroleum Corp.	2,870	35,703
*Green Plains Renewable Energy, Inc.	200	1,852
Gulf Island Fabrication, Inc.	1,100	19,756
#*Gulfmark Offshore, Inc.	2,800	82,432
*Gulfport Energy Corp.	4,900	63,994
Halliburton Co.	87,623	2,618,175
#*Harvest Natural Resources, Inc.	4,500	37,350
*Helix Energy Solutions Group, Inc.	10,266	96,398
Helmerich & Payne, Inc.	11,191	453,571
*Hercules Offshore, Inc.	9,300	23,622
Hess Corp.	32,400	1,736,316
*HKN, Inc.	866	2,659
Holly Corp.	5,500	147,015
#*Hornbeck Offshore Services, Inc.	2,700	45,441
#Houston American Energy Corp.	2,600	27,898
*International Coal Group, Inc.	11,582	52,119
#*ION Geophysical Corp.	9,600	42,144
#*James River Coal Co.	2,490	43,600
*Key Energy Services, Inc.	13,200	127,512
*Kodiak Oil & Gas Corp.	8,200	27,470

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
Lufkin Industries, Inc.	3,400	$139,774
Marathon Oil Corp.	69,265	2,316,914
#*Mariner Energy, Inc.	9,953	237,777
Massey Energy Co.	8,900	272,162
*Matrix Service Co.	2,900	28,101
*McMoran Exploration Co.	7,831	81,521
*Mitcham Industries, Inc.	1,600	11,760
Murphy Oil Corp.	19,224	1,052,514
*Nabors Industries, Ltd.	25,457	468,663
National-Oilwell, Inc.	42,315	1,657,055
*Natural Gas Services Group, Inc.	1,600	26,480
*Newfield Exploration Co.	13,600	727,056
*Newpark Resources, Inc.	9,500	75,905
Noble Energy, Inc.	16,842	1,129,425
#*Northern Oil & Gas, Inc.	3,400	49,912
Occidental Petroleum Corp.	80,088	6,241,258
*Oceaneering International, Inc.	5,600	277,088
*Oil States International, Inc.	6,000	275,640
Overseas Shipholding Group, Inc.	2,700	105,921
Panhandle Oil & Gas, Inc.	600	17,934
*Parker Drilling Co.	11,381	47,573
#*Patriot Coal Corp.	7,492	90,354
Patterson-UTI Energy, Inc.	14,800	243,164
Peabody Energy Corp.	26,223	1,183,968
Penn Virginia Corp.	3,900	74,100
*Petrohawk Energy Corp.	30,604	482,625
*Petroleum Development Corp.	1,200	34,968
#*PetroQuest Energy, Inc.	5,400	35,856
*PHI, Inc. Non-Voting	1,795	28,523
*Pioneer Drilling Co.	4,800	31,776
#Pioneer Natural Resources Co.	11,907	689,653
*Plains Exploration & Production Co.	12,593	283,972
*Pride International, Inc.	17,306	411,710
*QEP Resources, Inc.	18,500	636,770
*Quicksilver Resources, Inc.	16,800	211,512
#Range Resources Corp.	16,400	608,768
#*Rex Energy Corp.	4,000	42,400
*Rosetta Resources, Inc.	5,600	123,592
#*Rowan Cos., Inc.	10,981	277,380
RPC, Inc.	10,300	171,804
*SandRidge Energy, Inc.	39,458	232,802
Schlumberger, Ltd.	122,948	7,335,078
*SEACOR Holdings, Inc.	2,000	165,640
*Seahawk Drilling, Inc.	1,319	13,098
SM Energy Co.	7,000	289,940
Smith International, Inc.	19,981	828,812
Southern Union Co.	13,148	296,751
*Southwestern Energy Co.	33,040	1,204,308
Spectra Energy Corp.	42,262	878,627
Sunoco, Inc.	12,087	431,143
*Superior Energy Services, Inc.	8,200	186,878
*Superior Well Services, Inc.	2,100	38,997
*Swift Energy Corp.	3,230	83,754
*T-3 Energy Services, Inc.	700	17,752
Teekay Corp.	177	4,889
#Tesoro Petroleum Corp.	13,900	179,449
*Tetra Technologies, Inc.	8,150	84,923
*TGC Industries, Inc.	1,588	5,399
Tidewater, Inc.	5,500	225,390
*Toreador Resources Corp.	1,500	11,055
*Ultra Petroleum Corp.	1,994	84,486

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Energy — (Continued)
*Union Drilling, Inc.	1,000	$5,930
#*Unit Corp.	4,600	188,140
*Uranium Energy Corp.	3,900	10,803
#*USEC, Inc.	15,699	86,815
VAALCO Energy, Inc.	7,100	42,387
Valero Energy Corp.	53,602	910,698
#*Venoco, Inc.	5,701	107,293
W&T Offshore, Inc.	6,748	62,149
#*Western Refining, Inc.	2,700	14,310
*Westmoreland Coal Co.	937	7,964
#*Whiting Petroleum Corp.	5,250	462,052
*Willbros Group, Inc.	4,500	41,175
Williams Cos., Inc. (The)	60,700	1,178,187
#World Fuel Services Corp.	6,150	160,208

Total Energy		123,292,921

Financials — (12.4%)
1st Source Corp.	2,550	46,894
Abington Bancorp, Inc.	3,523	33,609
Advance America Cash Advance Centers, Inc.	5,900	23,246
*Affiliated Managers Group, Inc.	4,550	322,277
*Affirmative Insurance Holdings, Inc.	1,600	6,256
Aflac, Inc.	45,013	2,214,189
*Allegheny Corp.	676	202,949
Allied World Assurance Co. Holdings, Ltd.	5,300	264,046
Allstate Corp. (The)	51,367	1,450,604
Alterra Capital Holdings, Ltd.	3,500	67,725
*American Capital, Ltd.	23,501	121,970
American Equity Investment Life Holding Co.	3,790	40,932
American Express Co.	112,805	5,035,615
American Financial Group, Inc.	12,498	368,316
American National Insurance Co.	2,176	170,337
American Physicians Capital, Inc.	1,200	49,140
*American River Bankshares	882	6,289
*American Safety Insurance Holdings, Ltd.	1,000	16,500
*AmeriCredit Corp.	11,285	272,081
Ameriprise Financial, Inc.	26,340	1,116,553
*Ameris Bancorp	1,951	19,198
*AMERISAFE, Inc.	2,988	53,664
*AmeriServe Financial, Inc.	100	189
AmTrust Financial Services, Inc.	3,100	39,773
AON Corp.	24,735	931,767
*Arch Capital Group, Ltd.	5,170	404,604
Argo Group International Holdings, Ltd.	4,180	130,165
#Arrow Financial Corp.	1,334	33,643
Aspen Insurance Holdings, Ltd.	7,690	210,322
*Asset Acceptance Capital Corp.	3,597	16,151
Associated Banc-Corp.	13,242	179,959
Assurant, Inc.	12,600	469,854
Assured Guaranty, Ltd.	16,300	255,910
Asta Funding, Inc.	400	3,620
Astoria Financial Corp.	7,820	103,537
*Atlantic Coast Federal Corp.	699	1,475
*Avatar Holdings, Inc.	1,000	20,010
Axis Capital Holdings, Ltd.	14,740	459,446
*B of I Holding, Inc.	900	14,058
BancFirst Corp.	1,800	74,124
*Bancorp, Inc.	1,500	11,325
BancorpSouth, Inc.	9,703	142,246
#*BancTrust Financial Group, Inc.	2,903	8,941
Bank Mutual Corp.	6,120	35,986

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Bank of America Corp.	924,879	$12,985,301
Bank of Hawaii Corp.	4,800	239,088
Bank of New York Mellon Corp. (The)	124,338	3,117,154
Bank of the Ozarks, Inc.	1,900	71,155
BankFinancial Corp.	2,730	24,242
Banner Corp.	400	940
BB&T Corp.	70,375	1,747,411
*Beneficial Mutual Bancorp, Inc.	5,032	50,773
#*Berkshire Hathaway, Inc.	28,477	2,224,623
Berkshire Hills Bancorp, Inc.	1,568	31,658
#BGC Partners, Inc. Class A	4,100	22,222
BlackRock, Inc.	4,892	770,441
BOK Financial Corp.	3,569	173,846
Boston Private Financial Holdings, Inc.	7,520	49,707
Brookline Bancorp, Inc.	6,300	60,984
Brooklyn Federal Bancorp, Inc.	100	417
Brown & Brown, Inc.	14,995	300,200
*Cadence Financial Corp.	103	163
Camden National Corp.	900	28,125
Capital City Bank Group, Inc.	1,069	14,784
Capital One Financial Corp.	46,401	1,964,154
Capital Southwest Corp.	344	30,554
CapitalSource, Inc.	7,876	42,373
#Capitol Federal Financial	2,789	87,658
Cardinal Financial Corp.	2,805	28,667
*Cardtronics, Inc.	3,500	45,325
Cash America International, Inc.	2,635	88,273
Cathay General Bancorp	4,048	47,604
*CB Richard Ellis Group, Inc.	28,965	492,405
Center Bancorp, Inc.	1,915	14,056
*Center Financial Corp.	4,900	25,333
CenterState Banks of Florida, Inc.	1,000	8,820
*Central Jersey Bancorp	1,260	9,223
Charles Schwab Corp. (The)	113,500	1,678,665
Chemical Financial Corp.	3,399	76,308
Chubb Corp.	33,207	1,747,684
Cincinnati Financial Corp.	14,709	405,233
*CIT Group, Inc.	575	20,907
*Citigroup, Inc.	1,402,934	5,752,029
Citizens Community Bancorp, Inc.	600	2,298
#*Citizens, Inc.	6,415	42,852
#City Holding Co.	1,500	44,175
City National Corp.	5,000	283,350
Clifton Savings Bancorp, Inc.	3,020	27,120
CME Group, Inc.	6,800	1,895,840
*CNA Financial Corp.	26,036	730,570
*CNA Surety Corp.	5,300	91,425
#*CNO Financial Group, Inc.	15,100	81,087
CoBiz Financial, Inc.	3,100	19,561
Cohen & Steers, Inc.	4,100	91,430
Columbia Banking System, Inc.	2,213	40,454
Comerica, Inc.	16,300	625,268
Commerce Bancshares, Inc.	7,932	310,538
Community Bank System, Inc.	3,381	83,680
Community Trust Bancorp, Inc.	1,590	43,693
*CompuCredit Holdings Corp.	4,061	20,589
Consolidated-Tokoma Land Co.	681	19,620
#*Credit Acceptance Corp.	2,374	132,897
Cullen Frost Bankers, Inc.	6,720	371,011
#CVB Financial Corp.	9,813	99,896
Danvers Bancorp, Inc.	2,435	39,934

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Delphi Financial Group, Inc. Class A	4,900	$127,155
Diamond Hill Investment Group, Inc.	293	17,026
Dime Community Bancshares, Inc.	2,700	35,370
Discover Financial Services	52,600	803,202
*Dollar Financial Corp.	2,000	39,220
Donegal Group, Inc. Class A	2,168	25,496
#*Doral Financial Corp.	2,179	5,360
Duff & Phelps Corp.	2,200	23,848
East West Bancorp, Inc.	14,046	218,977
Eastern Insurance Holdings, Inc.	1,500	17,220
Eaton Vance Corp.	11,570	346,637
*eHealth, Inc.	2,800	31,080
EMC Insurance Group, Inc.	1,000	22,360
Employers Holdings, Inc.	3,900	60,606
#*Encore Bancshares, Inc.	300	2,808
*Encore Capital Group, Inc.	2,681	58,982
Endurance Specialty Holdings, Ltd.	4,900	189,091
*Enstar Group, Ltd.	1,100	80,003
Enterprise Financial Services Corp.	1,766	18,084
Erie Indemnity Co.	5,200	254,956
ESSA Bancorp, Inc.	2,588	32,919
Evercore Partners, Inc. Class A	1,600	37,568
Everest Re Group, Ltd.	5,800	450,196
*EzCorp, Inc.	1,200	23,880
F.N.B. Corp.	8,209	70,351
FBL Financial Group, Inc. Class A	2,100	47,649
Federal Agricultural Mortgage Corp.	1,781	26,608
#Federated Investors, Inc.	9,762	207,150
Fidelity National Financial, Inc.	22,699	335,264
#*Fidelity Southern Corp.	1,040	6,782
Fifth Third Bancorp	77,100	979,941
Financial Institutions, Inc.	600	11,382
*First Acceptance Corp.	3,783	6,507
First American Financial Corp.	9,349	137,898
First Bancorp	1,500	25,035
First Busey Corp.	2,279	10,461
*First Cash Financial Services, Inc.	3,522	84,458
First Citizens BancShares, Inc.	100	18,901
First Commonwealth Financial Corp.	1,850	9,805
First Community Bancshares, Inc.	1,100	16,181
First Defiance Financial Corp.	1,738	17,345
First Financial Bancorp	4,812	76,511
First Financial Bankshares, Inc.	2,390	117,158
First Financial Corp.	1,700	48,229
First Financial Holdings, Inc.	1,825	22,958
First Financial Northwest, Inc.	3,660	16,690
*First Horizon National Corp.	23,025	264,097
*First Marblehead Corp. (The)	700	1,883
First Merchants Corp.	1,745	15,147
First Mercury Financial Corp.	2,596	29,750
First Midwest Bancorp, Inc.	5,100	64,158
First Niagara Financial Group, Inc.	17,879	239,757
First Place Financial Corp.	1,829	6,639
First Security Group, Inc.	1,128	2,200
First South Bancorp, Inc.	1,785	21,134
FirstMerit Corp.	9,666	190,517
Flagstone Reinsurance Holdings SA	3,394	37,470
Flushing Financial Corp.	1,928	24,042
#*FNB United Corp.	237	118
#*Forest City Enterprises, Inc. Class A	12,804	162,611
*Forest City Enterprises, Inc. Class B	3,286	42,225

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*FPIC Insurance Group, Inc.	1,300	$38,415
Franklin Resources, Inc.	22,380	2,250,980
Fulton Financial Corp.	18,759	170,894
*GAINSCO, Inc.	93	698
Gallagher (Arthur J.) & Co.	11,325	287,882
#GAMCO Investors, Inc.	367	14,768
*Genworth Financial, Inc.	47,300	642,334
German American Bancorp, Inc.	1,900	31,825
GFI Group, Inc.	12,500	73,625
Glacier Bancorp, Inc.	5,234	83,639
*Gleacher & Co., Inc.	11,995	23,990
*Global Indemnity P.L.C.	1,026	15,616
Goldman Sachs Group, Inc. (The)	51,300	7,737,066
Great Southern Bancorp, Inc.	1,583	34,715
*Greene Bancshares, Inc.	700	7,021
#Greenhill & Co., Inc.	2,800	190,540
*Greenlight Capital Re, Ltd.	3,500	90,265
*Guaranty Bancorp	207	230
*Hallmark Financial Services, Inc.	2,534	25,695
Hampden Bancorp, Inc.	504	5,020
#*Hampton Roads Bankshares, Inc.	1,143	1,257
Hancock Holding Co.	3,700	112,887
Hanover Insurance Group, Inc.	5,130	224,848
Harleysville Group, Inc.	2,685	84,524
*Harris & Harris Group, Inc.	3,600	14,652
Hartford Financial Services Group, Inc.	42,424	993,146
HCC Insurance Holdings, Inc.	12,425	324,541
Heartland Financial USA, Inc.	2,089	36,892
*Heritage Commerce Corp.	841	3,019
*Heritage Financial Corp.	905	13,439
#Heritage Financial Group	1,785	20,135
*HFF, Inc.	1,500	13,140
*Hilltop Holdings, Inc.	7,200	74,808
Home Bancshares, Inc.	2,952	70,937
Home Federal Bancorp, Inc.	2,521	32,899
HopFed Bancorp, Inc.	200	1,902
Horace Mann Educators Corp.	2,800	47,096
Hudson City Bancorp, Inc.	51,466	639,208
Huntington Bancshares, Inc.	69,800	422,988
IBERIABANK Corp.	1,925	100,023
Independence Holding Co.	2,500	16,025
Independent Bank Corp.	1,972	46,953
Infinity Property & Casualty Corp.	800	38,432
#*Interactive Brokers Group, Inc.	4,380	72,489
*IntercontinentalExchange, Inc.	7,263	767,118
#*International Assets Holding Corp.	1,415	23,970
International Bancshares Corp.	6,326	109,693
*Intervest Bancshares Corp.	254	836
Invesco, Ltd.	43,768	855,227
*Investment Technology Group, Inc.	3,824	60,075
*Investors Bancorp, Inc.	9,100	119,483
Janus Capital Group, Inc.	17,800	186,544
#Jefferies Group, Inc.	16,953	418,570
JMP Group, Inc.	2,391	16,857
Jones Lang LaSalle, Inc.	4,000	309,840
JPMorgan Chase & Co.	391,378	15,764,706
*KBW, Inc.	3,585	81,917
Kearny Financial Corp.	8,484	79,665
KeyCorp	81,458	689,135
#K-Fed Bancorp	1,191	10,362
#*Knight Capital Group, Inc.	9,475	136,250

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Lakeland Bancorp, Inc.	2,574	$23,089
Lakeland Financial Corp.	1,700	34,901
Legacy Bancorp, Inc.	1,200	9,834
Legg Mason, Inc.	15,974	461,489
*Leucadia National Corp.	23,300	514,697
Life Partners Holdings, Inc.	1,625	28,194
Lincoln National Corp.	29,250	761,670
Loews Corp.	40,500	1,504,575
*Louisiana Bancorp, Inc.	200	2,900
#M&T Bank Corp.	10,386	907,113
#*Macatawa Bank Corp.	1,493	2,732
MainSource Financial Group, Inc.	1,600	12,064
*Markel Corp.	1,093	369,434
*Market Leader, Inc.	900	1,782
MarketAxess Holdings, Inc.	3,416	48,576
*Marlin Business Services Corp.	2,500	27,950
Marsh & McLennan Cos., Inc.	51,387	1,208,622
Marshall & Ilsley Corp.	34,532	242,760
#MB Financial, Inc.	3,900	67,626
*MBIA, Inc.	25,900	224,812
MCG Capital Corp.	4,800	27,792
Meadowbrook Insurance Group, Inc.	7,513	68,819
Medallion Financial Corp.	3,100	21,731
Mercer Insurance Group, Inc.	1,116	18,615
Merchants Bancshares, Inc.	894	21,322
Mercury General Corp.	4,612	198,916
*Meridian Interstate Bancorp, Inc.	2,501	27,061
MetLife, Inc.	78,236	3,290,606
*Metro Bancorp, Inc.	200	2,542
*MF Global Holdings, Ltd.	12,100	77,803
#*MGIC Investment Corp.	15,500	133,145
MidSouth Bancorp, Inc.	900	11,736
Montpelier Re Holdings, Ltd.	8,700	141,462
#Moody’s Corp.	23,670	557,428
Morgan Stanley	133,543	3,604,326
*MSCI, Inc.	11,076	357,423
*Nara Bancorp, Inc.	106	760
*NASDAQ OMX Group, Inc. (The)	15,230	296,528
*National Financial Partners Corp.	3,900	41,847
National Interstate Corp.	1,900	42,389
National Penn Bancshares, Inc.	10,344	68,891
*Navigators Group, Inc. (The)	1,900	80,997
NBT Bancorp, Inc.	3,984	87,967
Nelnet, Inc. Class A	2,640	53,222
New England Bancshares, Inc.	1,000	7,190
New Westfield Financial, Inc.	4,099	33,653
#New York Community Bancorp, Inc.	32,275	557,066
NewAlliance Bancshares, Inc.	11,700	142,389
#*NewStar Financial, Inc.	3,503	25,432
Northeast Community Bancorp, Inc.	1,726	9,838
Northern Trust Corp.	24,100	1,132,459
Northfield Bancorp, Inc.	4,009	51,676
Northrim Bancorp, Inc.	600	10,560
Northwest Bancshares, Inc.	10,509	127,474
NYMAGIC, Inc.	100	2,550
NYSE Euronext, Inc.	23,623	684,358
OceanFirst Financial Corp.	300	3,798
*Ocwen Financial Corp.	8,900	93,984
Old National Bancorp	6,203	65,256
#Old Republic International Corp.	27,487	343,862
#Old Second Bancorp, Inc.	1,400	1,946

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
OneBeacon Insurance Group, Ltd.	3,200	$50,848
*optionsXpress Holdings, Inc.	5,334	83,210
Oriental Financial Group, Inc.	3,500	49,560
Oritani Financial Corp.	6,231	62,310
Pacific Continental Corp.	1,300	11,882
#*Pacific Mercantile Bancorp	1,425	5,486
PacWest Bancorp	2,792	58,437
#Park National Corp.	1,200	80,496
PartnerRe, Ltd.	6,200	448,694
#*Patriot National Bancorp	200	396
Peapack-Gladstone Financial Corp.	1,228	15,534
*Penson Worldwide, Inc.	2,800	15,064
Peoples Bancorp, Inc.	1,197	20,648
People’s United Financial, Inc.	40,200	556,368
#*PHH Corp.	7,358	146,498
*PICO Holdings, Inc.	1,800	56,412
#*Pinnacle Financial Partners, Inc.	2,100	21,189
*Piper Jaffray Cos., Inc.	1,704	53,148
Platinum Underwriters Holdings, Ltd.	5,687	222,248
*PMA Capital Corp.	4,497	30,175
PNC Financial Services Group, Inc.	55,734	3,310,042
*Popular, Inc.	28,212	80,968
#*Portfolio Recovery Associates, Inc.	2,000	139,360
#*Preferred Bank	1,269	2,411
Presidential Life Corp.	3,200	31,392
*Primus Guaranty, Ltd.	2,338	10,194
Principal Financial Group, Inc.	31,700	811,837
PrivateBancorp, Inc.	3,982	49,257
*ProAssurance Corp.	3,400	202,334
Progressive Corp.	66,336	1,302,839
Prosperity Bancshares, Inc.	4,800	162,624
Protective Life Corp.	7,400	166,426
Provident Financial Services, Inc.	5,262	67,406
Provident New York Bancorp	3,935	36,517
Prudential Financial, Inc.	47,290	2,709,244
QC Holdings, Inc.	2,372	9,749
Radian Group, Inc.	8,700	74,820
Raymond James Financial, Inc.	10,975	292,813
Regions Financial Corp.	100,104	733,762
Reinsurance Group of America, Inc.	7,190	344,976
RenaissanceRe Holdings, Ltd.	6,600	377,652
Renasant Corp.	2,122	32,360
Republic Bancorp, Inc. Class A	805	19,948
*Republic First Bancorp, Inc.	1,100	2,222
Resource America, Inc.	2,228	9,692
*Riverview Bancorp, Inc.	1,705	3,410
#RLI Corp.	2,130	118,194
Rockville Financial, Inc.	2,463	31,206
*Rodman & Renshaw Capital Group, Inc.	2,800	8,344
Roma Financial Corp.	3,561	40,631
Rome Bancorp, Inc.	497	4,548
S&T Bancorp, Inc.	2,951	59,905
S.Y. Bancorp, Inc.	2,030	50,608
Safety Insurance Group, Inc.	2,200	86,240
Sanders Morris Harris Group, Inc.	3,300	18,150
Sandy Spring Bancorp, Inc.	1,969	33,355
SCBT Financial Corp.	933	30,071
SeaBright Holdings, Inc.	2,360	19,328
SEI Investments Co.	18,378	352,490
Selective Insurance Group, Inc.	5,100	79,356
SI Financial Group, Inc.	1,500	10,125

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
*Signature Bank	4,006	$153,991
Simmons First National Corp.	1,872	49,327
*SLM Corp.	44,968	539,616
#Smithtown Bancorp, Inc.	1,563	6,252
Somerset Hills Bancorp	992	8,283
*Southern Community Financial Corp.	900	1,791
Southside Bancshares, Inc.	1,883	35,702
Southwest Bancorp, Inc.	1,600	23,280
#*St. Joe Co. (The)	9,102	234,741
StanCorp Financial Group, Inc.	4,400	165,836
State Auto Financial Corp.	3,166	49,801
State Bancorp, Inc.	2,047	19,610
State Street Corp.	51,040	1,986,477
StellarOne Corp.	2,851	38,688
Sterling Bancorp	2,599	25,366
Sterling Bancshares, Inc.	8,000	41,520
#Stewart Information Services Corp.	500	4,995
#*Stifel Financial Corp.	3,830	177,482
Student Loan Corp.	1,600	40,160
Suffolk Bancorp	900	24,399
*Sun Bancorp, Inc.	2,137	11,412
SunTrust Banks, Inc.	51,557	1,337,904
Susquehanna Bancshares, Inc.	7,567	65,455
#*SVB Financial Group	3,891	168,052
SWS Group, Inc.	1,770	15,434
#Synovus Financial Corp.	65,676	172,071
T. Rowe Price Group, Inc.	26,425	1,274,478
*Taylor Capital Group, Inc.	730	7,256
TCF Financial Corp.	12,086	191,442
*TD Ameritrade Holding Corp.	47,359	745,431
*Tejon Ranch Co.	1,465	33,754
#*Tennessee Commerce Bancorp, Inc.	700	3,955
*Teton Advisors, Inc.	5	46
*Texas Capital Bancshares, Inc.	4,203	70,148
TFS Financial Corp.	29,820	371,557
Thomas Properties Group, Inc.	4,298	15,688
#*TIB Financial Corp.	454	200
Tompkins Financial Corp.	1,362	56,864
Torchmark Corp.	8,400	445,788
Tower Group, Inc.	4,921	106,048
#TowneBank	1,400	21,560
*TradeStation Group, Inc.	5,240	33,484
#Transatlantic Holdings, Inc.	6,479	309,761
Travelers Cos., Inc. (The)	52,340	2,640,553
*Tree.com, Inc.	721	5,191
TriCo Bancshares	1,628	30,720
Trustco Bank Corp.	7,300	42,486
Trustmark Corp.	7,848	172,656
U.S. Bancorp	203,215	4,856,838
UMB Financial Corp.	2,600	97,812
Umpqua Holdings Corp.	8,173	102,408
#Union First Market Bankshares Corp.	2,179	30,942
#United Bankshares, Inc.	3,563	90,963
*United Community Banks, Inc.	4,124	12,784
*United Community Financial Corp.	1,363	2,181
United Financial Bancorp, Inc.	2,642	39,339
United Fire & Casualty Co.	2,765	59,282
*United Security Bancshares	1,953	8,203
Unitrin, Inc.	5,200	144,508
Universal Insurance Holdings, Inc.	3,536	14,144
Univest Corp. of Pennsylvania	1,893	32,806

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
Unum Group	35,400	$807,828
Validus Holdings, Ltd.	8,955	222,442
Valley National Bancorp	15,906	230,796
*ViewPoint Financial Group	3,532	34,260
*Virginia Commerce Bancorp, Inc.	2,610	16,730
*Virtus Investment Partners, Inc.	205	5,289
Waddell & Reed Financial, Inc.	9,300	221,619
Washington Banking Co.	1,539	22,177
Washington Federal, Inc.	9,178	159,697
Washington Trust Bancorp, Inc.	1,700	32,912
*Waterstone Financial, Inc.	2,561	10,218
Webster Financial Corp.	5,208	97,077
Wells Fargo & Co.	508,428	14,098,708
WesBanco, Inc.	2,465	42,768
Wesco Financial Corp.	817	276,881
*West Bancorporation, Inc.	2,033	13,601
West Coast Bancorp	8,700	22,185
#Westamerica Bancorporation	3,200	172,032
*Western Alliance Bancorp	966	7,023
#Westwood Holdings Group, Inc.	900	32,607
White Mountains Insurance Group, Ltd.	700	219,835
Whitney Holding Corp.	4,600	37,352
Wilmington Trust Corp.	6,599	66,914
Wilshire Bancorp, Inc.	2,428	18,283
#Wintrust Financial Corp.	2,250	70,020
#*World Acceptance Corp.	1,700	70,431
WR Berkley Corp.	17,930	484,289
Yadkin Valley Financial Corp.	671	1,973
Zions Bancorporation	12,789	283,788
*ZipRealty, Inc.	3,257	8,794

Total Financials		164,258,548

Health Care — (10.6%)
*A.D.A.M., Inc.	575	1,852
*Abaxis, Inc.	2,463	49,383
Abbott Laboratories	152,800	7,499,424
#*ABIOMED, Inc.	4,543	50,382
*Abraxis Bioscience, Inc.	1,104	83,120
*Accelrys, Inc.	7,169	50,541
*Accuray, Inc.	6,498	42,757
*Acorda Therapeutics, Inc.	3,200	103,488
*Adolor Corp.	778	864
Aetna, Inc.	39,398	1,097,234
*Affymax, Inc.	2,611	16,789
*Affymetrix, Inc.	8,729	42,685
*Air Methods Corp.	1,457	46,260
*Albany Molecular Research, Inc.	3,400	22,100
*Alere, Inc.	8,565	240,933
*Alexion Pharmaceuticals, Inc.	8,800	478,368
*Alexza Pharmaceuticals, Inc.	6,156	17,052
#*Align Technology, Inc.	8,300	144,005
#*Alkermes, Inc.	8,370	107,973
Allergan, Inc.	31,570	1,927,664
#*Alliance HealthCare Services, Inc.	5,000	21,000
*Allos Therapeutics, Inc.	10,300	49,646
*Allscripts-Misys Healthcare Solutions, Inc.	15,200	253,688
*Almost Family, Inc.	812	21,339
*Alnylam Pharmaceuticals, Inc.	3,400	52,190
*Alphatec Holdings, Inc.	7,600	32,148
*AMAG Pharmaceuticals, Inc.	2,000	62,960
#*Amedisys, Inc.	2,934	77,076

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
America Services Group, Inc.	1,200	$21,168
*American Caresource Holding, Inc.	400	576
*American Dental Partners, Inc.	1,985	22,748
#*American Medical Systems Holdings, Inc.	7,100	158,756
#*AMERIGROUP Corp.	6,000	214,560
AmerisourceBergen Corp.	29,920	896,702
*Amgen, Inc.	98,171	5,353,265
*Amicus Therapeutics, Inc.	1,205	3,049
*AMN Healthcare Services, Inc.	6,328	38,095
*Amsurg Corp.	3,550	65,036
#*Amylin Pharmaceuticals, Inc.	12,980	245,582
*Anadys Pharmaceuticals, Inc.	4,700	9,447
Analogic Corp.	1,441	65,522
*AngioDynamics, Inc.	3,150	48,542
*Anika Therapeutics, Inc.	1,888	11,064
*Ardea Biosciences, Inc.	2,042	40,738
#*Arena Pharmaceuticals, Inc.	9,661	76,805
#*Ariad Pharmaceuticals, Inc.	12,600	40,320
*Arqule, Inc.	4,156	17,746
*Array BioPharma, Inc.	5,200	16,484
*Assisted Living Concepts, Inc.	915	28,786
#*athenahealth, Inc.	2,700	74,979
*AtriCure, Inc.	1,383	8,754
*ATS Medical, Inc.	6,106	24,424
#*Auxilium Pharmaceuticals, Inc.	4,600	103,776
*AVANIR Pharmaceuticals, Inc.	1,000	3,200
Bard (C.R.), Inc.	9,700	761,741
Baxter International, Inc.	59,065	2,585,275
Beckman Coulter, Inc.	6,800	311,644
#Becton Dickinson & Co.	24,100	1,658,080
*BioClinica, Inc.	2,162	8,756
*BioCryst Pharmaceuticals, Inc.	3,400	20,298
#*Biodel, Inc.	3,100	12,090
*Biogen Idec, Inc.	26,475	1,479,423
#*BioMarin Pharmaceutical, Inc.	10,300	225,055
*BioMimetic Therapeutics, Inc.	2,760	25,475
*Bio-Rad Laboratories, Inc.	2,213	196,514
*Bio-Reference Labs, Inc.	2,800	58,716
*BioScrip, Inc.	2,900	12,325
*BioSphere Medical, Inc.	2,293	9,975
*BMP Sunstone Corp.	3,063	20,216
*Boston Scientific Corp.	76,211	426,782
#*Bovie Medical Corp.	2,540	7,010
Bristol-Myers Squibb Co.	165,250	4,118,030
*Brookdale Senior Living, Inc.	10,600	150,308
*Bruker BioSciences Corp.	16,390	215,856
*BSD Medical Corp.	410	431
#*Cadence Pharmaceuticals, Inc.	4,900	37,534
*Caliper Life Sciences, Inc.	1,000	3,920
*Cambrex Corp.	3,827	13,586
Cantel Medical Corp.	2,444	38,811
*Capital Senior Living Corp.	3,849	20,785
*Caraco Pharmaceutical Laboratories, Ltd.	3,497	21,122
*Cardiac Science Corp.	3,085	5,491
Cardinal Health, Inc.	34,692	1,119,511
*Cardiovascular Systems, Inc.	200	894
*CareFusion Corp.	19,917	419,651
*CAS Medical Systems, Inc.	1,900	3,800
*Catalyst Health Solutions, Inc.	4,200	145,236
*Celera Corp.	3,439	23,007
*Celgene Corp.	46,782	2,580,027

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Celsion Corp.	700	$2,310
#*Centene Corp.	4,800	102,288
#*Cephalon, Inc.	7,295	413,991
#*Cepheid, Inc.	4,900	81,095
#*Cerner Corp.	7,800	604,110
#*Charles River Laboratories International, Inc.	6,400	198,912
Chemed Corp.	2,300	121,716
Cigna Corp.	27,500	845,900
#*Clinical Data, Inc.	2,347	32,717
#*CombiMatrix Corp.	1,107	3,066
#*Community Health Systems, Inc.	8,800	285,384
Computer Programs & Systems, Inc.	1,556	69,973
#*Conceptus, Inc.	3,600	48,636
*Conmed Corp.	2,735	52,594
*Continucare Corp.	6,300	24,003
Cooper Cos., Inc.	4,865	189,054
*Corvel Corp.	1,400	55,706
#*Covance, Inc.	6,600	255,816
*Coventry Health Care, Inc.	13,400	265,722
*Cross Country Healthcare, Inc.	1,700	15,096
*CryoLife, Inc.	3,061	16,407
#*Cubist Pharmaceuticals, Inc.	7,273	156,951
*Cutera, Inc.	1,850	14,467
*Cyberonics, Inc.	2,300	54,786
*Cynosure, Inc.	1,600	16,448
*Cypress Bioscience, Inc.	3,390	12,374
*Cytokinetics, Inc.	3,764	10,351
*Cytori Therapeutics, Inc.	3,900	18,642
*DaVita, Inc.	9,970	571,480
*Dendreon Corp.	12,751	419,635
#DENTSPLY International, Inc.	15,100	453,302
*DepoMed, Inc.	3,900	11,154
*DexCom, Inc.	5,400	60,264
*Dionex Corp.	1,950	147,225
*Durect Corp.	7,649	18,664
*Dyax Corp.	11,509	27,622
#*Dynacq Healthcare, Inc.	300	687
*Eclipsys Corp.	5,300	104,463
*Edwards Lifesciences Corp.	12,306	711,287
Eli Lilly & Co.	105,675	3,762,030
*Emergency Medical Services Corp. Class A	2,000	89,480
*Emergent BioSolutions, Inc.	1,335	24,791
Emergent Group, Inc.	1,300	8,216
#*Emeritus Corp.	3,635	62,558
*Endo Pharmaceuticals Holdings, Inc.	13,481	323,679
•*Endo Pharmaceuticals Solutions	8,600	9,460
*Endologix, Inc.	4,500	20,565
Ensign Group, Inc.	931	16,758
#*Enzon Pharmaceuticals, Inc.	4,617	50,510
*eResearch Technology, Inc.	4,700	38,070
#*Exactech, Inc.	1,400	22,092
*Exelixis, Inc.	10,300	32,136
*Express Scripts, Inc.	52,308	2,363,275
*Forest Laboratories, Inc.	29,798	826,894
*Furiex Pharmaceuticals, Inc.	833	9,754
*Genomic Health, Inc.	2,998	38,644
*Genoptix, Inc.	1,900	32,832
#*Gen-Probe, Inc.	4,794	215,586
*Gentiva Health Services, Inc.	3,177	65,542
*Genzyme Corp.	26,368	1,834,158
#*Geron Corp.	9,900	55,737

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*Gilead Sciences, Inc.	89,400	$2,978,808
#*Greatbatch, Inc.	2,910	65,708
*GTx, Inc.	2,703	9,163
*Haemonetics Corp.	2,902	160,336
*Halozyme Therapeutics, Inc.	7,600	54,492
*Hanger Orthopedic Group, Inc.	2,600	44,590
*Hansen Medical, Inc.	700	1,267
*Harvard Bioscience, Inc.	4,139	14,942
*Health Grades, Inc.	4,492	36,610
*Health Management Associates, Inc.	23,724	169,864
*Health Net, Inc.	7,298	171,868
#*HealthSouth Corp.	9,922	183,656
*HealthSpring, Inc.	4,900	92,120
*HealthStream, Inc.	2,809	14,045
*Healthways, Inc.	3,100	44,144
*HeartWare International, Inc.	400	25,772
#*Hemispherx Biopharma, Inc.	2,300	1,208
#*Henry Schein, Inc.	9,500	498,655
#Hill-Rom Holdings, Inc.	7,105	234,749
#*Hi-Tech Pharmacal Co., Inc.	1,129	19,848
#*HMS Holdings Corp.	2,900	163,328
*Hologic, Inc.	28,078	397,023
*Hospira, Inc.	16,114	839,539
*Human Genome Sciences, Inc.	18,100	469,514
*Humana, Inc.	15,900	747,618
*ICU Medical, Inc.	1,650	61,396
*Idenix Pharmaceuticals, Inc.	6,400	32,704
#*Idera Pharmaceuticals, Inc.	3,193	11,686
#*IDEXX Laboratories, Inc.	5,800	340,692
*Illumina, Inc.	11,746	526,573
*Immucor, Inc.	6,656	127,928
#*ImmunoGen, Inc.	6,184	58,315
#*Immunomedics, Inc.	6,470	20,898
*Impax Laboratories, Inc.	2,862	46,908
#*Incyte Corp.	12,764	166,187
*Infinity Pharmaceuticals, Inc.	3,056	17,908
*Inspire Pharmaceuticals, Inc.	7,300	36,865
*Insulet Corp.	5,100	75,429
*Integra LifeSciences Holdings Corp.	2,600	93,938
*IntegraMed America, Inc.	1,494	12,236
*InterMune, Inc.	4,162	40,621
#*Intuitive Surgical, Inc.	3,738	1,227,447
Invacare Corp.	3,000	71,490
#*InVentiv Health, Inc.	2,663	69,078
*IPC The Hospitalist Co.	1,900	48,925
*IRIS International, Inc.	2,045	19,059
#*Isis Pharmaceuticals, Inc.	10,843	107,237
*ISTA Pharmaceuticals, Inc.	2,153	5,985
#*Jazz Pharmaceuticals, Inc.	3,100	26,970
Johnson & Johnson	275,284	15,991,248
*Kendle International, Inc.	1,300	16,003
*Kensey Nash Corp.	1,281	30,104
*Kindred Healthcare, Inc.	4,200	55,860
*Kinetic Concepts, Inc.	6,100	216,611
*King Pharmaceuticals, Inc.	25,640	224,606
*K-V Pharmaceutical Co.	300	321
*Laboratory Corp. of America Holdings	10,900	795,482
Landauer, Inc.	1,220	76,579
*Lannet Co., Inc.	1,787	8,220
#*LCA-Vision, Inc.	3,050	15,830
*LeMaitre Vascular, Inc.	1,000	6,040

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*LHC Group, Inc.	2,363	$54,325
*Life Technologies Corp.	18,073	776,958
*LifePoint Hospitals, Inc.	6,445	199,215
*Lincare Holdings, Inc.	9,108	216,406
*Luminex Corp.	4,334	70,558
*Magellan Health Services, Inc.	3,665	154,260
*MAKO Surgical Corp.	3,200	35,104
#*Mannkind Corp.	13,673	94,480
*Martek Biosciences Corp.	3,448	71,339
#Masimo Corp.	5,690	131,325
*Matrixx Initiatives, Inc.	1,300	6,136
*Maxygen, Inc.	3,953	24,548
McKesson Corp.	27,610	1,734,460
#*MedAssets, Inc.	6,600	154,506
*MedCath Corp.	1,848	16,373
*Medco Health Solutions, Inc.	44,545	2,138,160
*Medical Action Industries, Inc.	2,396	32,825
#*Medicines Co. (The)	1,500	13,815
*MediciNova, Inc.	740	3,582
#Medicis Pharmaceutical Corp. Class A	4,326	109,664
*Medivation, Inc.	3,240	30,812
*Mednax, Inc.	4,400	207,460
*MEDTOX Scientific, Inc.	977	11,206
Medtronic, Inc.	110,504	4,085,333
Merck & Co., Inc.	322,353	11,108,284
*Merge Healthcare, Inc.	5,633	18,251
Meridian Bioscience, Inc.	4,275	82,123
*Merit Medical Systems, Inc.	3,211	54,330
#*Metabolix, Inc.	2,509	35,427
*Metropolitan Health Networks, Inc.	1,125	4,264
#*Mettler Toledo International, Inc.	3,245	379,016
#*Micromet, Inc.	6,715	45,998
#*Micrus Endovascular Corp.	1,300	30,238
#*Molina Healthcare, Inc.	3,094	92,232
*Momenta Pharmaceuticals, Inc.	3,101	66,175
*MWI Veterinary Supply, Inc.	1,200	63,192
#*Mylan, Inc.	29,350	510,690
*Myrexis, Inc.	3,247	12,436
*Myriad Genetics, Inc.	8,600	124,786
*Nabi Biopharmaceuticals	6,490	37,123
*Nanosphere, Inc.	2,000	9,200
#National Healthcare Corp.	1,100	38,412
National Research Corp.	200	4,972
*Natus Medical, Inc.	1,980	29,066
*Nektar Therapeutics	8,118	106,021
*Neogen Corp.	2,879	85,967
#*Neuralstem, Inc.	5,200	12,740
*Neurocrine Biosciences, Inc.	2,000	11,360
*Nighthawk Radiology Holdings, Inc.	728	2,155
*NovaMed, Inc.	1,287	10,618
*NPS Pharmaceuticals, Inc.	5,995	41,485
#*NuVasive, Inc.	3,900	127,803
*NxStage Medical, Inc.	5,192	81,982
*Obagi Medical Products, Inc.	2,252	26,168
*Odyssey Healthcare, Inc.	4,400	117,744
#Omnicare, Inc.	11,440	281,767
*Omnicell, Inc.	2,600	32,032
#*Oncothyreon, Inc.	2,700	9,666
*Onyx Pharmaceuticals, Inc.	5,800	150,800
*Optimer Pharmaceuticals, Inc.	3,500	31,780
*OraSure Technologies, Inc.	6,438	30,516

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
#*Orexigen Therapeutics, Inc.	4,000	$20,800
*Orthovita, Inc.	8,700	16,095
*Osiris Therapeutics, Inc.	3,300	26,235
*Osteotech, Inc.	1,415	5,363
Owens & Minor, Inc.	6,000	163,140
*Pain Therapeutics, Inc.	5,300	31,005
*Palomar Medical Technologies, Inc.	1,396	15,579
*Par Pharmaceutical Cos., Inc.	4,600	121,440
*Parexel International Corp.	5,425	111,375
Patterson Cos., Inc.	12,000	320,160
*PDI, Inc.	1,874	15,048
#PDL BioPharma, Inc.	11,616	72,252
#*Penwest Pharmaceuticals Co.	3,600	12,168
PerkinElmer, Inc.	12,800	249,088
Perrigo Co.	9,276	519,549
Pfizer, Inc.	789,803	11,847,045
Pharmaceutical Products Development Service, Inc.	10,900	264,434
*Pharmasset, Inc.	3,200	86,432
*PharMerica Corp.	2,600	33,956
*Phase Forward, Inc.	3,093	51,962
#*Poniard Pharmaceuticals, Inc.	2,809	1,742
*Pozen, Inc.	2,100	16,758
*Progenics Pharmaceuticals, Inc.	2,600	11,960
*ProPhase Labs, Inc.	1,000	1,850
*Prospect Medical Holdings, Inc.	1,283	9,353
*Providence Service Corp.	1,570	22,608
#*PSS World Medical, Inc.	6,516	122,631
*Psychiatric Solutions, Inc.	5,300	175,642
#Quality Systems, Inc.	2,474	135,872
Quest Diagnostics, Inc.	18,234	856,816
#*Quidel Corp.	2,300	28,520
*RadNet, Inc.	5,400	10,962
*Regeneration Technologies, Inc.	5,098	14,733
*Regeneron Pharmaceuticals, Inc.	7,500	181,425
*RehabCare Group, Inc.	2,500	52,975
*Repligen Corp.	3,600	11,628
*Res-Care, Inc.	3,700	36,334
#*ResMed, Inc.	7,500	492,675
#*Rigel Pharmaceuticals, Inc.	4,341	35,162
*Rochester Medical Corp.	1,592	15,411
*Rockwell Medical Technologies, Inc.	1,400	7,574
*Salix Pharmaceuticals, Ltd.	6,200	262,942
*Sangamo BioSciences, Inc.	3,800	14,326
*Santarus, Inc.	4,400	10,956
*Savient Pharmaceuticals, Inc.	4,100	56,170
*Seattle Genetics, Inc.	9,820	119,608
*Sequenom, Inc.	6,679	38,404
*Sirona Dental Systems, Inc.	5,451	167,782
*Skilled Healthcare Group, Inc.	2,400	6,384
•*Somanetics Corp.	1,600	40,000
*SonoSite, Inc.	2,100	61,425
*Spectranetics Corp.	4,200	21,672
*Spectrum Pharmaceuticals, Inc.	2,250	9,382
*St. Jude Medical, Inc.	33,755	1,241,171
*Stereotaxis, Inc.	4,700	19,646
Steris Corp.	5,700	181,203
*Strategic Diagnostics, Inc.	2,791	4,549
Stryker Corp.	38,250	1,781,302
*Sucampo Pharmaceuticals, Inc.	900	3,321
*Sun Healthcare Group, Inc.	4,100	33,948
*Sunrise Senior Living, Inc.	3,900	11,661

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Health Care — (Continued)
*SuperGen, Inc.	5,837	$11,791
*SurModics, Inc.	1,100	14,432
*Symmetry Medical, Inc.	3,300	32,109
*Synovis Life Technologies, Inc.	1,397	22,743
*Synta Pharmaceuticals Corp.	2,600	8,346
#*Targacept, Inc.	2,777	60,067
Techne Corp.	4,133	241,367
Teleflex, Inc.	4,020	227,813
*Tenet Healthcare Corp.	47,800	219,880
#*Theravance, Inc.	6,800	100,708
*Thermo Fisher Scientific, Inc.	41,596	1,865,997
#*Thoratec Corp.	6,400	235,392
*TomoTherapy, Inc.	3,800	12,654
*TranS1, Inc.	2,100	5,229
*Transcend Services, Inc.	800	11,128
*Transcept Pharmaceuticals, Inc.	1,650	13,216
*Triple-S Management Corp.	2,900	57,652
*Trubion Pharmaceuticals, Inc.	800	2,448
*U.S. Physical Therapy, Inc.	902	16,407
#*United Therapeutics Corp.	5,000	244,450
UnitedHealth Group, Inc.	114,255	3,479,065
*Universal American Corp.	8,200	137,268
Universal Health Services, Inc.	10,200	366,894
Utah Medical Products, Inc.	276	6,861
*Valeant Pharmaceuticals International	7,965	448,589
*Vanda Pharmaceuticals, Inc.	2,400	17,424
#*Varian Medical Systems, Inc.	11,800	651,360
*Vascular Solutions, Inc.	2,700	32,508
#*VCA Antech, Inc.	8,100	168,804
*Vertex Pharmaceuticals, Inc.	18,400	619,344
*Vical, Inc.	6,258	20,714
*Viropharma, Inc.	7,500	98,775
*Vital Images, Inc.	2,220	32,612
*Vivus, Inc.	5,800	32,828
#*Volcano Corp.	6,070	133,965
*Waters Corp.	9,400	603,104
*Watson Pharmaceuticals, Inc.	10,800	437,400
*WellCare Health Plans, Inc.	3,400	87,686
*WellPoint, Inc.	43,721	2,217,529
West Pharmaceutical Services, Inc.	3,695	134,276
*Wright Medical Group, Inc.	3,195	49,874
#*XenoPort, Inc.	1,700	10,438
Young Innovations, Inc.	1,000	26,700
*Zimmer Holdings, Inc.	19,380	1,026,946
*Zoll Medical Corp.	1,200	31,752
*Zymogenetics, Inc.	5,400	22,086

Total Health Care		140,329,640

Industrials — (10.7%)
#*3D Systems Corp.	3,119	46,161
3M Co.	66,423	5,681,823
A.O. Smith Corp.	2,300	125,764
*A.T. Cross Co.	845	4,690
#AAON, Inc.	2,050	50,963
*AAR Corp.	4,715	79,212
ABM Industries, Inc.	4,678	101,513
*Acacia Technologies Group	3,410	45,660
*ACCO Brands Corp.	5,418	32,075
#Aceto Corp.	1,500	10,230
Actuant Corp.	4,600	94,852
Acuity Brands, Inc.	4,282	180,401

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Administaff, Inc.	3,000	$78,180
*Advisory Board Co. (The)	1,800	78,948
#*Aecom Technology Corp.	10,600	255,884
#*Aerovironment, Inc.	1,600	38,256
*AGCO Corp.	8,600	298,936
*Air Transport Services Group, Inc.	1,756	9,324
Aircastle, Ltd.	11,300	103,282
*AirTran Holdings, Inc.	5,406	26,057
Alamo Group, Inc.	789	18,486
*Alaska Air Group, Inc.	2,816	145,277
Albany International Corp.	2,000	36,700
Alexander & Baldwin, Inc.	3,730	125,142
#Allegiant Travel Co.	2,100	93,219
#*Alliant Techsystems, Inc.	3,650	245,134
*Allied Defense Group, Inc.	700	2,345
*Amerco, Inc.	2,107	143,634
#*American Commercial Lines, Inc.	1,000	24,150
*American Railcar Industries, Inc.	2,374	32,405
*American Reprographics Co.	5,000	44,500
American Science & Engineering, Inc.	1,100	87,098
#*American Superconductor Corp.	4,600	138,690
#American Woodmark Corp.	1,214	20,067
Ameron International Corp.	1,000	61,440
Ametek, Inc.	10,500	464,835
Ampco-Pittsburgh Corp.	1,064	25,547
#*AMR Corp.	32,800	232,224
#*APAC Customer Services, Inc.	5,195	28,157
Apogee Enterprises, Inc.	3,000	33,780
Applied Industrial Technologies, Inc.	4,975	139,300
Applied Signal Technologies, Inc.	1,500	31,140
*Argan, Inc.	1,600	13,328
*Argon ST, Inc.	2,139	73,731
Arkansas Best Corp.	3,000	67,710
#*Armstrong World Industries, Inc.	6,000	219,360
#*ArvinMeritor, Inc.	3,800	62,358
#*Astec Industries, Inc.	2,360	73,986
*ATC Technology Corp.	2,100	50,358
*Atlas Air Worldwide Holdings, Inc.	1,827	106,843
Avery Dennison Corp.	7,401	265,326
*Avis Budget Group, Inc.	1,900	23,446
AZZ, Inc.	1,630	70,954
#Badger Meter, Inc.	1,600	62,656
*Baker (Michael) Corp.	800	31,040
Baldor Electric Co.	4,900	187,278
Barnes Group, Inc.	5,809	106,769
Barrett Business Services, Inc.	1,807	27,033
*BE Aerospace, Inc.	9,300	273,420
*Beacon Roofing Supply, Inc.	5,790	98,777
Belden, Inc.	4,700	112,283
*Blount International, Inc.	4,200	44,730
#*BlueLinx Holdings, Inc.	3,154	11,701
Boeing Co. (The)	72,650	4,950,371
Bowne & Co., Inc.	2,923	33,059
Brady Co. Class A	4,590	127,648
#Briggs & Stratton Corp.	4,900	92,953
Brink’s Co. (The)	4,894	107,179
*BTU International, Inc.	600	3,360
Bucyrus International, Inc.	7,700	479,094
*Builders FirstSource, Inc.	357	764
*C&D Technologies, Inc.	800	688
#C.H. Robinson Worldwide, Inc.	17,000	1,108,400

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Carlisle Cos., Inc.	6,900	$232,392
Cascade Corp.	1,095	41,796
*Casella Waste Systems, Inc.	925	3,691
Caterpillar, Inc.	64,109	4,471,603
*CBIZ, Inc.	7,900	52,061
CDI Corp.	2,400	40,320
*Celadon Group, Inc.	2,769	43,307
#*Cenveo, Inc.	5,700	35,112
*Ceradyne, Inc.	2,710	63,008
#*Chart Industries, Inc.	3,900	69,459
Chase Corp.	1,500	21,090
*Cintas Corp.	13,630	360,650
CIRCOR International, Inc.	1,580	49,422
CLAROC, Inc.	4,900	183,848
#*Clean Harbors, Inc.	2,500	157,900
*Coleman Cable, Inc.	644	3,529
#*Colfax Corp.	1,300	16,835
*Columbus McKinnon Corp.	2,000	31,460
Comfort Systems USA, Inc.	5,229	59,663
*Command Security Corp.	1,831	4,120
*Commercial Vehicle Group, Inc.	2,700	30,375
*Consolidated Graphics, Inc.	700	30,079
#*Continental Airlines, Inc.	11,398	285,178
Con-way, Inc.	4,723	159,118
Cooper Industries P.L.C	15,981	721,542
*Copart, Inc.	8,041	293,014
*Cornell Cos., Inc.	1,700	47,481
Corporate Executive Board Co.	3,488	98,257
*Corrections Corp. of America	11,900	232,883
*CoStar Group, Inc.	2,156	94,497
Courier Corp.	1,460	23,258
*Covanta Holding Corp.	16,535	249,182
*Covenant Transportation Group, Inc.	100	939
*CPI Aerostructures, Inc.	541	5,897
*CRA International, Inc.	1,100	21,142
Crane Co.	5,100	181,254
CSX Corp.	39,200	2,066,624
Cubic Corp.	935	37,886
Cummins, Inc.	19,600	1,560,356
Curtiss-Wright Corp.	4,800	145,392
Danaher Corp.	60,120	2,309,209
Deere & Co.	42,626	2,842,302
*Delta Air Lines, Inc.	73,962	878,669
Deluxe Corp.	5,100	104,958
Diamond Management & Technology Consultants, Inc.	2,700	29,295
*Dollar Thrifty Automotive Group, Inc.	2,400	119,688
Donaldson Co., Inc.	7,600	360,772
Dover Corp.	19,380	929,659
Ducommun, Inc.	1,500	31,335
Dun & Bradstreet Corp. (The)	5,291	361,693
*DXP Enterprises, Inc.	1,614	33,135
*Dycom Industries, Inc.	3,734	33,793
*Dynamex, Inc.	890	11,979
Dynamic Materials Corp.	900	13,212
Eastern Co.	600	9,984
Eaton Corp.	16,720	1,311,851
*EMCOR Group, Inc.	6,800	176,868
Emerson Electric Co.	77,040	3,816,562
Encore Wire Corp.	2,625	55,860
#*Ener1, Inc.	12,646	41,352
*Energy Conversion Devices, Inc.	3,300	15,972

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
#*Energy Recovery, Inc.	2,000	$8,200
EnergySolutions, Inc.	10,900	54,827
#*EnerNOC, Inc.	1,700	56,678
*EnerSys	5,000	121,100
Ennis, Inc.	3,000	50,760
*EnPro Industries, Inc.	1,500	44,925
Equifax, Inc.	13,079	409,896
ESCO Technologies, Inc.	2,486	74,108
*Esterline Technologies Corp.	4,660	239,198
#*Evergreen Solar, Inc.	1,722	1,137
#Expeditors International of Washington, Inc.	20,936	892,711
*Exponent, Inc.	1,900	62,719
Fastenal Co.	14,900	731,292
Federal Signal Corp.	5,347	31,868
FedEx Corp.	31,043	2,562,600
*Flanders Corp.	3,983	11,949
*Flow International Corp.	1,679	4,567
Flowserve Corp.	5,800	575,128
Fluor Corp.	18,430	889,985
Forward Air Corp.	3,046	88,456
Franklin Electric Co., Inc.	2,922	89,852
Freightcar America, Inc.	1,200	29,796
#*FTI Consulting, Inc.	4,826	170,599
*Fuel Tech, Inc.	1,700	11,067
*FuelCell Energy, Inc.	5,374	7,040
*Furmanite Corp.	2,500	10,800
G & K Services, Inc. Class A	1,900	44,213
Gardner Denver Machinery, Inc.	5,200	264,004
GATX Corp.	4,600	129,996
#*Genco Shipping & Trading, Ltd.	2,800	46,760
*Gencor Industries, Inc.	400	3,060
#*GenCorp, Inc.	8,470	44,552
#*General Cable Corp.	4,500	119,430
General Dynamics Corp.	36,585	2,240,831
General Electric Co.	1,085,071	17,491,345
*Genesee & Wyoming, Inc.	3,920	160,250
*Genpact, Ltd.	200	3,014
#*GEO Group, Inc. (The)	5,545	119,661
*GeoEye, Inc.	1,926	66,486
*Gibraltar Industries, Inc.	3,140	33,881
Goodrich Corp.	12,600	918,162
Gorman-Rupp Co. (The)	1,563	46,796
*GP Strategies Corp.	1,842	13,907
Graco, Inc.	5,725	180,738
*Graftech International, Ltd.	12,200	191,296
Graham Corp.	1,800	29,034
*Grand Canyon Education, Inc.	3,941	95,648
#Granite Construction, Inc.	4,300	99,975
Great Lakes Dredge & Dock Corp.	6,976	39,066
*Greenbrier Cos., Inc.	1,200	15,672
*Griffon Corp.	5,806	78,729
*GT Solar International, Inc.	7,700	49,896
#*H&E Equipment Services, Inc.	3,900	33,930
Hardinge, Inc.	700	5,922
Harsco Corp.	7,288	168,790
#*Hawaiian Holdings, Inc.	5,492	32,952
Healthcare Services Group, Inc.	5,270	117,732
Heartland Express, Inc.	9,019	144,484
#HEICO Corp.	1,500	59,295
HEICO Corp. Class A	2,406	69,485
Heidrick & Struggles International, Inc.	1,861	37,406

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Herman Miller, Inc.	5,553	$95,512
#*Hertz Global Holdings, Inc.	41,900	491,906
#*Hexcel Corp.	8,970	167,649
*Hill International, Inc.	4,200	19,320
HNI Corp.	3,473	89,742
#*Hoku Corp.	1,382	4,381
Honeywell International, Inc.	73,930	3,168,640
#Horizon Lines, Inc.	2,800	12,992
Houston Wire & Cable Co.	2,097	25,311
*Hub Group, Inc. Class A	3,214	103,330
Hubbell, Inc. Class B	5,742	270,965
*Hudson Highland Group, Inc.	3,600	16,020
*Hurco Cos., Inc.	883	14,887
*Huron Consulting Group, Inc.	1,650	33,874
*ICF International, Inc.	1,750	40,250
*Identive Group, Inc.	1,092	1,747
IDEX Corp.	8,975	288,726
#*IHS, Inc.	4,554	288,314
*II-VI, Inc.	3,748	128,481
Illinois Tool Works, Inc.	50,198	2,183,613
#*Innerworkings, Inc.	5,800	40,136
*Innovative Solutions & Support, Inc.	3,312	19,971
*Insituform Technologies, Inc.	4,000	91,600
Insteel Industries, Inc.	2,000	18,580
*Integrated Electrical Services, Inc.	1,807	6,596
Interface, Inc. Class A	5,100	63,393
*Interline Brands, Inc.	3,492	63,170
International Shipholding Corp.	637	15,887
*Intersections, Inc.	2,400	11,856
Iron Mountain, Inc.	20,632	488,359
ITT Industries, Inc.	18,000	848,160
J.B. Hunt Transport Services, Inc.	12,900	457,821
*Jacobs Engineering Group, Inc.	12,300	449,811
#*JetBlue Airways Corp.	26,500	170,395
John Bean Technologies Corp.	3,100	48,701
Joy Global, Inc.	10,425	618,932
*Kadant, Inc.	900	17,541
Kaman Corp. Class A	2,316	52,897
*Kansas City Southern	9,500	348,650
Kaydon Corp.	3,790	143,982
KBR, Inc.	17,390	389,188
#*Kelly Services, Inc. Class A	2,711	40,123
Kennametal, Inc.	7,500	205,425
*Key Technology, Inc.	844	10,136
*Kforce, Inc.	4,567	61,700
Kimball International, Inc. Class B	2,500	15,600
*Kirby Corp.	5,750	221,030
#Knight Transportation, Inc.	8,406	175,854
Knoll, Inc.	4,500	63,135
*Korn/Ferry International	5,170	72,638
L-3 Communications Holdings, Inc.	11,419	834,044
*LaBarge, Inc.	1,681	21,063
*Ladish Co., Inc.	2,000	58,820
Landstar System, Inc.	4,810	194,997
Lawson Products, Inc.	649	11,559
*Layne Christensen Co.	1,700	42,857
*LECG Corp.	2,849	6,097
Lennox International, Inc.	5,500	240,185
Lincoln Electric Holdings, Inc.	4,597	253,846
Lindsay Corp.	1,000	34,780
*LMI Aerospace, Inc.	2,000	34,440

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Lockheed Martin Corp.	35,700	$2,682,855
LSI Industries, Inc.	2,400	12,624
*Lydall, Inc.	600	4,290
*M&F Worldwide Corp.	1,759	49,569
Manitowoc Co., Inc. (The)	10,200	105,672
Manpower, Inc.	8,363	401,257
*Marten Transport, Ltd.	2,239	50,870
Masco Corp.	33,368	343,023
*MasTec, Inc.	8,158	86,638
*McDermott International, Inc.	23,220	545,902
McGrath Rentcorp	2,686	62,638
*Metalico, Inc.	5,906	24,746
Met-Pro Corp.	1,935	19,950
*MFRI, Inc.	1,091	6,846
#*Microvision, Inc.	6,200	17,546
#*Middleby Corp.	1,800	103,518
Miller Industries, Inc.	1,376	18,397
Mine Safety Appliances Co.	3,895	97,570
#*Mobile Mini, Inc.	4,138	70,925
*Monster Worldwide, Inc.	12,900	176,988
*Moog, Inc.	3,995	143,061
MSC Industrial Direct Co., Inc. Class A	4,600	231,794
Mueller Industries, Inc.	4,400	108,768
Mueller Water Products, Inc.	12,110	46,018
Multi-Color Corp.	1,486	19,407
NACCO Industries, Inc. Class A	533	47,458
*National Technical Systems, Inc.	1,200	10,200
*Navigant Consulting, Inc.	4,323	42,538
*Navistar International Corp.	6,960	359,902
*NCI Building Systems, Inc.	1,600	15,152
#Nordson Corp.	3,485	219,729
Norfolk Southern Corp.	39,110	2,200,720
Northrop Grumman Corp.	30,328	1,778,434
*Northwest Pipe Co.	1,100	19,987
*Ocean Power Technologies, Inc.	300	1,656
*Old Dominion Freight Line, Inc.	3,550	139,976
#Omega Flex, Inc.	1,202	17,044
*On Assignment, Inc.	4,296	20,750
*Orbital Sciences Corp.	6,400	93,696
#*Orion Marine Group, Inc.	2,500	31,050
*Oshkosh Corp.	9,100	312,858
#Otter Tail Corp.	2,201	45,231
*Owens Corning	11,159	351,285
*P.A.M. Transportation Services, Inc.	492	7,193
Paccar, Inc.	35,614	1,631,833
Pall Corp.	12,600	481,824
Parker Hannifin Corp.	16,640	1,033,677
*Park-Ohio Holdings Corp.	1,300	17,615
Pentair, Inc.	10,700	365,940
*Pike Electric Corp.	2,597	24,386
*Pinnacle Airlines Corp.	800	4,440
Pitney Bowes, Inc.	19,738	481,805
*PMFG, Inc.	400	7,404
*Polypore International, Inc.	5,100	125,256
Portec Rail Products, Inc.	1,021	11,854
*Powell Industries, Inc.	1,300	42,718
*PowerSecure International, Inc.	2,600	27,222
Precision Castparts Corp.	14,510	1,772,977
*PRGX Global, Inc.	2,100	11,571
*Quality Distribution, Inc.	2,800	18,928
Quanex Building Products Corp.	1,200	21,108

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
*Quanta Services, Inc.	19,413	$416,991
R. R. Donnelley & Sons Co.	19,580	330,315
Raven Industries, Inc.	1,804	63,194
Raytheon Co.	39,075	1,808,000
*RBC Bearings, Inc.	1,740	53,366
*RCM Technologies, Inc.	395	2,026
Regal-Beloit Corp.	3,564	216,798
#*Republic Airways Holdings, Inc.	1,900	11,875
Republic Services, Inc.	37,124	1,182,771
*Resources Connection, Inc.	6,900	89,631
Robbins & Myers, Inc.	3,100	73,532
#Robert Half International, Inc.	14,550	366,369
Rockwell Automation, Inc.	14,220	770,013
Rockwell Collins, Inc.	16,000	914,560
Rollins, Inc.	8,915	194,704
Roper Industries, Inc.	9,300	581,250
*RSC Holdings, Inc.	12,300	96,186
*Rush Enterprises, Inc. Class A	3,300	49,302
Ryder System, Inc.	5,850	255,470
*Saia, Inc.	1,550	23,405
Schawk, Inc.	2,653	39,344
*School Specialty, Inc.	1,749	33,528
*SFN Group, Inc.	4,600	34,454
*Shaw Group, Inc.	8,600	275,544
#*Ship Finance International, Ltd.	4,900	93,394
SIFCO Industries, Inc.	100	1,025
Simpson Manufacturing Co., Inc.	4,779	123,250
SkyWest, Inc.	4,800	59,760
*SL Industries, Inc.	856	11,676
Southwest Airlines Co.	76,013	915,957
*Sparton Corp.	400	2,280
*Spire Corp.	1,300	5,031
*Spirit Aerosystems Holdings, Inc.	10,200	207,570
SPX Corp.	5,600	333,536
*Standard Parking Corp.	1,343	22,912
#Standard Register Co.	1,800	5,976
Standex International Corp.	1,920	57,638
*Stanley, Inc.	1,900	70,965
Steelcase, Inc. Class A	4,600	31,786
#*Stericycle, Inc.	8,600	541,800
*Sterling Construction Co., Inc.	1,200	14,868
Sun Hydraulics, Inc.	1,690	43,585
#*SunPower Corp. Class A	600	7,458
*SunPower Corp. Class B	2,984	34,435
Superior Uniform Group, Inc.	162	1,652
*SYKES Enterprises, Inc.	5,595	88,681
#*Taser International, Inc.	5,800	23,780
*Team, Inc.	1,100	15,620
*Tecumseh Products Co. Class A	900	11,646
*Teledyne Technologies, Inc.	3,500	143,605
Tennant Co.	1,788	67,086
#*Terex Corp.	10,100	199,374
*Tetra Tech, Inc.	5,900	123,723
#Textainer Group Holdings, Ltd.	3,800	103,740
#Textron, Inc.	25,800	535,608
*Thomas & Betts Corp.	5,500	218,020
Timken Co.	10,020	336,872
#Titan International, Inc.	3,598	39,506
*Titan Machinery, Inc.	2,100	29,967
Todd Shipyards Corp.	700	10,640
Toro Co.	3,540	184,257

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Industrials — (Continued)
Towers Watson & Co.	4,950	$220,324
*Trailer Bridge, Inc.	1,126	3,671
TransDigm Group, Inc.	5,100	276,267
*TRC Cos., Inc.	3,000	9,450
Tredegar Industries, Inc.	3,454	59,616
#*Trex Co., Inc.	1,800	39,060
*Trimas Corp.	4,700	56,118
Trinity Industries, Inc.	8,400	171,108
#Triumph Group, Inc.	1,961	148,840
*TrueBlue, Inc.	4,918	63,295
*Tutor Perini Corp.	4,754	91,657
Twin Disc, Inc.	1,800	23,256
Tyco International, Ltd.	31,107	1,190,776
*U.S. Home Systems, Inc.	1,400	3,752
#*UAL Corp.	16,600	394,084
#*Ultralife Corp.	2,100	9,660
UniFirst Corp.	1,740	76,490
Union Pacific Corp.	51,000	3,808,170
United Parcel Service, Inc.	69,650	4,527,250
*United Rentals, Inc.	6,800	89,624
*United Stationers, Inc.	2,686	145,447
United Technologies Corp.	93,470	6,645,717
Universal Forest Products, Inc.	1,950	60,392
*Universal Truckload Services, Inc.	2,099	31,884
*URS Corp.	8,903	359,592
#*US Airways Group, Inc.	16,583	179,926
US Ecology, Inc.	2,200	32,538
*USA Truck, Inc.	1,545	25,323
#*USG Corp.	9,900	118,998
UTi Worldwide, Inc.	8,800	128,568
Valmont Industries, Inc.	2,100	149,205
*Versar, Inc.	1,500	4,005
Viad Corp.	1,350	26,865
*Vicor Corp.	4,135	65,085
Virco Manufacturing Corp.	1,718	5,051
#*Vishay Precision Group, Inc.	1,210	15,306
*Volt Information Sciences, Inc.	2,100	18,753
VSE Corp.	800	28,408
W.W. Grainger, Inc.	7,000	784,070
Wabtec Corp.	4,860	216,805
#*Waste Connections, Inc.	8,050	307,268
Waste Management, Inc.	49,092	1,666,673
Watsco, Inc. Class A	2,900	161,559
Watts Water Technologies, Inc.	3,070	98,854
*WCA Waste Corp.	2,500	10,650
#Werner Enterprises, Inc.	8,692	200,177
*WESCO International, Inc.	4,462	160,320
*Willis Lease Finance Corp.	400	3,812
Woodward Governor Co.	6,200	187,488

Total Industrials		141,881,926

Information Technology — (17.5%)
*3PAR, Inc.	4,742	47,894
Accenture, Ltd.	60,830	2,411,301
*ACI Worldwide, Inc.	3,900	75,660
*Acme Packet, Inc.	6,500	183,690
*Actel Corp.	2,800	41,048
*ActivIdentity Corp.	6,106	11,968
Activision Blizzard, Inc.	61,931	735,740
*Actuate Corp.	5,359	25,509
*Acxiom Corp.	11,119	170,565

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*ADDvantage Technologies Group, Inc.	400	$1,128
*Adobe Systems, Inc.	51,158	1,469,258
*ADPT Corp.	10,595	32,315
Adtran, Inc.	7,300	230,534
*Advanced Analogic Technologies, Inc.	5,128	16,358
#*Advanced Energy Industries, Inc.	4,259	75,001
#*Advanced Micro Devices, Inc.	65,948	493,951
#*Advent Software, Inc.	1,927	98,778
*Agilent Technologies, Inc.	35,300	985,929
Agilysys, Inc.	2,000	15,860
*Akamai Technologies, Inc.	18,000	690,480
#*Alliance Data Systems Corp.	6,300	362,124
Altera Corp.	28,410	787,525
*Amdocs, Ltd.	21,611	590,629
American Software, Inc. Class A	2,776	13,936
#*Amkor Technology, Inc.	15,300	88,281
Amphenol Corp.	17,400	779,520
*Anadigics, Inc.	8,617	37,829
Analog Devices, Inc.	30,400	903,184
*Anaren, Inc.	1,739	27,511
#*Anixter International, Inc.	3,900	188,448
#*Ansys, Inc.	9,236	415,158
*AOL, Inc.	11,162	233,509
*Apple, Inc.	92,360	23,759,610
Applied Materials, Inc.	131,079	1,546,732
#*Applied Micro Circuits Corp.	8,159	97,582
#*ArcSight, Inc.	3,300	82,533
*Ariba, Inc.	8,600	137,342
#*Arris Group, Inc.	12,650	117,898
*Arrow Electronics, Inc.	12,374	306,751
*Art Technology Group, Inc.	13,375	48,150
#*Aruba Networks, Inc.	8,900	151,122
#*Atheros Communications, Inc.	7,060	186,666
*Atmel Corp.	46,843	244,989
#*ATMI, Inc.	3,222	47,814
*Autodesk, Inc.	21,900	646,926
Automatic Data Processing, Inc.	50,647	2,090,202
*Aviat Networks, Inc.	6,079	24,559
*Avid Technology, Inc.	3,971	51,345
*Avnet, Inc.	15,383	386,882
AVX Corp.	19,987	281,417
*Aware, Inc.	2,752	6,880
Bel Fuse, Inc. Class B	1,298	30,607
*Benchmark Electronics, Inc.	7,392	123,446
*BigBand Networks, Inc.	6,604	20,604
Black Box Corp.	2,047	62,311
Blackbaud, Inc.	3,996	94,665
#*Blackboard, Inc.	2,900	110,113
*Blue Coat Systems, Inc.	3,500	76,650
*BMC Software, Inc.	18,095	643,820
*Bottomline Technologies, Inc.	2,019	28,609
*Brightpoint, Inc.	7,278	57,642
Broadcom Corp.	42,450	1,529,474
Broadridge Financial Solutions, Inc.	14,230	288,869
*Brocade Communications Systems, Inc.	40,529	200,619
*Brooks Automation, Inc.	4,641	35,411
CA, Inc.	45,930	898,391
*Cabot Microelectronics Corp.	2,700	88,263
#*CACI International, Inc.	3,035	142,706
*Cadence Design Systems, Inc.	26,000	180,960
*CalAmp Corp.	2,761	6,323

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Callidus Software, Inc.	3,480	$12,354
*Cascade Microtech, Inc.	1,242	5,676
Cass Information Systems, Inc.	1,300	45,162
*Cavium Networks, Inc.	3,724	99,915
*CEVA, Inc.	2,500	31,925
*Checkpoint Systems, Inc.	4,385	87,568
*Ciber, Inc.	5,000	16,650
*Ciena Corp.	9,843	128,845
#*Cirrus Logic, Inc.	7,408	144,456
*Cisco Sytems, Inc.	574,400	13,251,408
*Citrix Systems, Inc.	18,500	1,017,870
*Clearwire Corp. Class A	9,900	69,102
*Cogent, Inc.	6,260	56,277
Cognex Corp.	3,680	68,632
*Cognizant Technology Solutions Corp.	27,890	1,521,678
#*Coherent, Inc.	1,200	44,424
Cohu, Inc.	1,500	23,520
*CommScope, Inc.	8,800	178,992
Communications Systems, Inc.	1,155	11,850
*CommVault Systems, Inc.	4,405	81,581
#*Compellent Technologies, Inc.	2,300	30,843
Computer Sciences Corp.	16,200	734,346
*Computer Task Group, Inc.	400	3,200
*Compuware Corp.	25,129	205,555
*comScore, Inc.	2,200	43,582
*Comtech Telecommunications Corp.	2,516	54,270
*Comverge, Inc.	2,600	23,036
#*Concur Technologies, Inc.	4,700	217,516
*Conexant Systems, Inc.	7,300	15,038
#*Constant Contact, Inc.	2,570	50,089
*Convergys Corp.	13,000	145,210
CoreLogic, Inc.	9,349	187,260
Corning, Inc.	150,924	2,734,743
*CPI International, Inc.	2,100	29,547
*Cray, Inc.	4,250	28,305
*Cree, Inc.	10,250	726,110
*CSG Systems International, Inc.	3,600	67,896
*CTC Media, Inc.	200	3,606
CTS Corp.	800	7,480
*CyberOptics Corp.	1,199	11,666
*Cymer, Inc.	3,000	99,840
*Cypress Semiconductor Corp.	16,538	175,303
Daktronics, Inc.	3,790	32,291
*Datalink Corp.	2,266	7,704
DDi Corp.	2,858	25,893
#*DealerTrack Holdings, Inc.	4,579	71,478
*Dell, Inc.	185,663	2,458,178
*Deltek, Inc.	5,273	39,548
*DemandTec, Inc.	2,562	17,242
*DG FastChannel, Inc.	2,800	106,764
*Dice Holdings, Inc.	4,800	39,360
Diebold, Inc.	6,300	180,306
*Digi International, Inc.	2,040	16,952
*Digimarc Corp.	922	19,049
#*Digital River, Inc.	3,500	92,015
*DigitalGlobe, Inc.	400	10,904
*Diodes, Inc.	3,050	53,924
*DivX, Inc.	3,993	30,387
*Dolby Laboratories, Inc.	5,760	365,587
*DSP Group, Inc.	3,285	22,929
DST Systems, Inc.	5,000	205,400

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*DTS, Inc.	2,000	$71,440
*Dynamics Research Corp.	1,200	11,664
#Earthlink, Inc.	11,100	98,013
*eBay, Inc.	121,940	2,549,765
#*Ebix, Inc.	4,821	80,077
*Echelon Corp.	4,566	34,656
*EchoStar Corp.	4,501	85,969
*Edgewater Technology, Inc.	1,000	2,450
Electro Rent Corp.	2,590	35,742
*Electro Scientific Industries, Inc.	1,924	22,088
*Electronic Arts, Inc.	33,326	530,883
*Electronics for Imaging, Inc.	5,985	63,740
*eLoyalty Corp.	1,000	6,330
*EMC Corp.	202,763	4,012,680
*EMS Technologies, Inc.	2,478	41,234
*Emulex Corp.	5,100	44,370
*Epicor Software Corp.	9,000	69,660
*EPIQ Systems, Inc.	4,051	52,744
*ePlus, Inc.	1,000	17,910
#*Equinix, Inc.	4,718	441,180
*Euronet Worldwide, Inc.	5,430	85,251
*Exar Corp.	100	699
*ExlService Holdings, Inc.	2,259	42,085
*Extreme Networks	3,700	10,582
*F5 Networks, Inc.	8,150	715,814
FactSet Research Systems, Inc.	4,550	341,250
#Fair Isaac Corp.	5,166	123,209
*Fairchild Semiconductor Corp. Class A	12,759	115,852
*FalconStor Software, Inc.	5,118	15,712
*Faro Technologies, Inc.	2,400	49,368
#*FEI Co.	5,430	106,211
#Fidelity National Information Services, Inc.	36,707	1,052,390
#*Finisar Corp.	2,900	46,487
*First Solar, Inc.	5,850	733,882
*Fiserv, Inc.	15,200	761,520
*FLIR Systems, Inc.	16,200	482,112
*FormFactor, Inc.	6,406	62,010
*Forrester Research, Inc.	2,450	79,086
*Frequency Electronics, Inc.	798	4,070
*FSI International, Inc.	3,600	12,744
#*Gartner Group, Inc.	9,400	236,598
*Gerber Scientific, Inc.	2,901	16,652
*Global Cash Access, Inc.	8,829	36,287
Global Payments, Inc.	8,401	316,970
*Globecomm Systems, Inc.	2,474	20,361
*Google, Inc.	23,837	11,557,369
*GSE Systems, Inc.	1,745	7,050
*GSI Commerce, Inc.	6,646	149,668
*GSI Technology, Inc.	3,200	21,760
*GTSI Corp.	200	1,076
*Guidance Software, Inc.	407	1,941
*Hackett Group, Inc.	5,500	17,270
*Harmonic, Inc.	9,800	68,306
Harris Corp.	13,040	580,671
Heartland Payment Systems, Inc.	3,256	51,380
*Hewitt Associates, Inc. Class A	10,036	492,768
Hewlett-Packard Co.	236,000	10,865,440
*Hittite Microwave Corp.	2,787	128,091
*Hughes Communications, Inc.	517	12,966
*Hutchinson Technology, Inc.	1,900	7,220
*Hypercom Corp.	1,800	7,794

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*I.D. Systems, Inc.	2,203	$6,080
*IAC/InterActiveCorp.	12,900	322,500
*ICx Technologies, Inc.	2,581	19,848
iGATE Corp.	5,402	95,886
*Imation Corp.	2,440	22,741
Imergent, Inc.	1,526	5,677
*Immersion Corp.	2,800	15,484
*Infinera Corp.	10,000	90,500
#*Informatica Corp.	9,800	295,274
*InfoSpace, Inc.	2,980	23,333
*Ingram Micro, Inc.	16,870	278,861
*Innodata Isogen, Inc.	4,054	11,919
*Insight Enterprises, Inc.	4,020	58,571
#*Integral Systems, Inc.	2,600	19,656
*Integrated Device Technology, Inc.	15,566	90,438
*Integrated Silicon Solution, Inc.	3,810	32,766
Intel Corp.	543,070	11,187,242
*Interactive Intelligence, Inc.	1,900	30,742
#*InterDigital, Inc.	4,300	117,347
*Intermec, Inc.	4,663	48,962
*Internap Network Services Corp.	4,500	21,060
International Business Machines Corp.	127,203	16,332,865
*International Rectifier Corp.	6,998	136,671
#*Internet Brands, Inc.	5,000	54,900
*Internet Capital Group, Inc.	3,900	32,838
*Interphase Corp.	590	956
Intersil Corp.	12,140	137,910
*Intevac, Inc.	2,384	26,224
*IntriCon Corp.	800	4,232
*Intuit, Inc.	30,430	1,209,592
#*IPG Photonics Corp.	4,400	70,884
*Isilon Systems, Inc.	5,504	96,540
*Iteris, Inc.	1,900	2,850
#*Itron, Inc.	4,100	266,787
*Ixia	5,379	59,061
*IXYS Corp.	3,900	34,437
#*j2 Global Communications, Inc.	4,783	112,544
Jabil Circuit, Inc.	21,112	306,335
Jack Henry & Associates, Inc.	8,590	218,186
*JDA Software Group, Inc.	4,612	108,382
#*JDS Uniphase Corp.	20,600	223,510
#*Juniper Networks, Inc.	49,880	1,385,666
Keithley Instruments, Inc.	578	6,237
Keynote Systems, Inc.	2,200	22,022
#KLA - Tencor Corp.	15,880	502,920
*Knot, Inc. (The)	4,484	36,903
*Kopin Corp.	8,696	32,784
#*Kulicke & Soffa Industries, Inc.	5,900	39,648
*KVH Industries, Inc.	2,000	27,960
#*L-1 Identity Solutions, Inc.	8,600	70,176
*Lam Research Corp.	13,100	552,689
*LaserCard Corp.	1,299	5,196
*Lattice Semiconductor Corp.	12,649	70,328
*Lawson Software, Inc.	18,902	150,649
Lender Processing Services, Inc.	10,111	322,945
#*Lexmark International, Inc.	7,034	258,500
*Limelight Networks, Inc.	5,694	24,200
Linear Technology Corp.	21,700	691,796
*Lionbridge Technologies, Inc.	5,000	24,600
*Liquidity Services, Inc.	2,738	37,182
#*Littlefuse, Inc.	1,700	60,537

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*LoJack Corp.	2,400	$8,472
*LoopNet, Inc.	3,256	37,249
#*Loral Space & Communications, Inc.	2,374	113,572
*LSI Corp.	67,544	272,202
#*Magma Design Automation, Inc.	2,900	9,396
#*Manhattan Associates, Inc.	2,194	58,931
#*ManTech International Corp. Class A	2,440	96,746
Marchex, Inc.	3,183	14,833
*Marvell Technology Group, Ltd.	52,000	775,840
#MasterCard, Inc. Class A	10,540	2,213,822
Maxim Integrated Products, Inc.	29,360	514,681
Maximus, Inc.	1,900	114,361
*Maxwell Technologies, Inc.	2,670	33,749
*McAfee, Inc.	15,628	517,287
*Measurement Specialties, Inc.	500	8,350
#*MEMC Electronic Materials, Inc.	18,920	180,875
*Mentor Graphics Corp.	9,800	94,276
*Mercury Computer Systems, Inc.	2,500	33,000
Mesa Laboratories, Inc.	300	7,185
Methode Electronics, Inc.	4,169	44,525
Micrel, Inc.	9,400	91,368
#Microchip Technology, Inc.	18,260	556,017
#*Micron Technology, Inc.	83,574	608,419
#*MICROS Systems, Inc.	8,600	307,708
*Microsemi Corp.	7,000	111,720
Microsoft Corp.	820,260	21,170,911
#*MicroStrategy, Inc.	700	58,093
*MIPS Technologies, Inc.	5,600	30,520
*MKS Instruments, Inc.	2,400	51,504
Mocon, Inc.	535	5,746
*ModusLink Global Solutions, Inc.	5,100	33,456
Molex, Inc. Class A	7,690	129,961
#*MoneyGram International, Inc.	7,073	18,461
*Monolithic Power Systems, Inc.	3,320	58,498
*Monotype Imaging Holdings, Inc.	4,300	35,776
#*MoSys, Inc.	3,000	13,620
*Motorola, Inc.	228,550	1,711,840
*Move, Inc.	100	226
MTS Systems Corp.	1,500	43,395
*Multi-Fineline Electronix, Inc.	1,672	42,368
National Instruments Corp.	6,970	222,343
National Semiconductor Corp.	23,300	321,540
*NCI, Inc.	1,200	28,272
*NCR Corp.	14,270	195,499
#*NetApp, Inc.	33,660	1,423,818
#*Netezza Corp.	5,000	77,500
*NETGEAR, Inc.	3,800	91,200
*NetLogic Microsystems, Inc.	5,600	165,536
#*NetScout Systems, Inc.	4,708	74,622
#*NetSuite, Inc.	3,500	51,940
*Network Equipment Technologies, Inc.	2,600	8,112
*NeuStar, Inc.	6,500	150,995
*Newport Corp.	2,670	33,989
NIC, Inc.	5,368	39,831
*Novatel Wireless, Inc.	4,993	33,453
*Novell, Inc.	34,000	205,360
*Novellus Systems, Inc.	8,782	234,567
*Nu Horizons Electronics Corp.	1,300	4,472
#*Nuance Communications, Inc.	26,930	444,614
*NumereX Corp. Class A	700	3,556
*Nvidia Corp.	54,400	499,936

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
*Occam Networks, Inc.	2,971	$18,896
#*Oclaro, Inc.	4,000	49,320
#*OmniVision Technologies, Inc.	5,200	116,012
*ON Semiconductor Corp.	40,765	275,164
*Online Resources Corp.	4,610	18,901
*Onvia, Inc.	389	1,338
#*OpenTable, Inc.	643	28,742
*Oplink Communications, Inc.	1,500	24,165
OPNET Technologies, Inc.	3,284	50,048
*Opnext, Inc.	4,784	8,611
*Optical Cable Corp.	1,500	4,485
Oracle Corp.	463,916	10,966,974
*OSI Systems, Inc.	2,078	57,748
*PAR Technology Corp.	1,750	10,465
*Parametric Technology Corp.	11,060	198,416
Park Electrochemical Corp.	2,544	69,807
*ParkerVision, Inc.	900	792
Paychex, Inc.	35,150	913,548
*PC Connection, Inc.	1,900	13,129
*PC Mall, Inc.	2,400	10,152
*PC-Tel, Inc.	2,700	17,091
*PDF Solutions, Inc.	2,729	11,189
#Pegasystems, Inc.	4,376	134,606
*Perficient, Inc.	2,900	25,085
*Performance Technologies, Inc.	1,357	3,053
*Pericom Semiconductor Corp.	2,935	26,826
*Pervasive Software, Inc.	2,700	12,960
*Phoenix Technologies, Ltd.	3,700	11,433
#*Photronics, Inc.	4,200	18,984
Plantronics, Inc.	3,799	113,856
*Plexus Corp.	4,363	127,400
*PLX Technology, Inc.	3,500	13,370
*PMC - Sierra, Inc.	21,900	177,390
*Polycom, Inc.	8,600	255,248
#Power Integrations, Inc.	2,500	88,375
*Presstek, Inc.	266	702
•*Price Communications Liquidation Trust	3,605	492
*Progress Software Corp.	4,500	134,550
*PROS Holdings, Inc.	1,999	14,133
QAD, Inc.	5,238	21,842
*QLogic Corp.	13,400	213,328
QUALCOMM, Inc.	162,070	6,171,626
Qualstar Corp.	300	534
*Quantum Corp.	20,600	32,960
#*Quest Software, Inc.	8,528	171,924
*Radiant Systems, Inc.	3,908	55,533
*RadiSys Corp.	2,460	24,280
*Rambus, Inc.	10,284	202,081
*RealNetworks, Inc.	12,200	40,504
#*Red Hat, Inc.	18,550	596,382
*Reis, Inc.	1,130	7,582
Renaissance Learning, Inc.	3,378	46,954
*RF Micro Devices, Inc.	25,500	106,335
Richardson Electronics, Ltd.	2,200	21,010
#*RightNow Technologies, Inc.	2,400	37,968
*Rimage Corp.	1,691	28,544
*Riverbed Technology, Inc.	7,600	281,884
*Rofin - Sinar Technologies, Inc.	3,700	77,922
*Rogers Corp.	1,286	39,802
*Rosetta Stone, Inc.	696	14,915
#*Rovi Corp.	10,313	458,928

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Rubicon Technology, Inc.	1,800	$54,450
*Rudolph Technologies, Inc.	2,537	21,920
*S1 Corp.	7,390	43,379
*Saba Software, Inc.	3,400	16,694
#*SAIC, Inc.	36,600	608,658
*Salary.com, Inc.	2,400	7,056
#*Salesforce.com, Inc.	12,350	1,222,032
*Sandisk Corp.	23,720	1,036,564
Sapient Corp.	13,000	143,000
*SAVVIS, Inc.	5,160	90,971
*ScanSource, Inc.	2,584	71,267
*Scientific Learning Corp.	187	976
*SeaChange International, Inc.	4,800	43,008
*Seagate Technology	49,380	619,719
*Semtech Corp.	7,320	127,222
*ShoreTel, Inc.	4,940	24,700
#*Sigma Designs, Inc.	2,500	25,600
#*Silicon Graphics International Corp.	2,152	16,786
*Silicon Image, Inc.	5,600	23,856
*Silicon Laboratories, Inc.	4,820	193,041
*Skyworks Solutions, Inc.	18,521	324,673
#*Smart Modular Technologies (WWH), Inc.	4,400	23,804
*Smith Micro Software, Inc.	3,600	35,388
Solera Holdings, Inc.	6,892	261,758
#*Sonic Solutions, Inc.	1,207	9,499
*Sourcefire, Inc.	2,700	57,618
*Spansion, Inc. Class A	414	6,963
*Spark Networks, Inc.	3,300	10,956
*Spectrum Control, Inc.	2,000	30,180
*SRA International, Inc.	4,500	99,990
*SRS Labs, Inc.	2,843	26,440
#*Stamps.com, Inc.	1,943	21,256
*Standard Microsystems Corp.	2,342	51,571
*StarTek, Inc.	2,385	11,019
*STEC, Inc.	5,527	86,221
#*Stratasys, Inc.	2,463	55,935
*SuccessFactors, Inc.	7,084	143,876
*Super Micro Computer, Inc.	1,989	28,721
#*Supertex, Inc.	1,500	38,910
*Support.com, Inc.	5,150	21,270
•*Sybase, Inc.	8,300	539,500
Sycamore Networks, Inc.	3,928	91,444
*Symantec Corp.	80,115	1,039,092
*Symmetricom, Inc.	5,609	29,896
#*Synaptics, Inc.	3,300	103,290
*Synchronoss Technologies, Inc.	3,200	62,368
*SYNNEX Corp.	3,320	87,615
*Synopsys, Inc.	15,629	341,337
Syntel, Inc.	3,400	140,284
#*Take-Two Interactive Software, Inc.	2,800	28,700
*Taleo Corp.	2,973	73,136
*Tech Data Corp.	5,300	209,668
Technitrol, Inc.	4,200	16,758
*TechTarget, Inc.	3,253	18,835
*TechTeam Global, Inc.	1,479	9,111
*Tekelec	8,300	117,362
*TeleCommunication Systems, Inc.	4,200	15,078
*TeleTech Holdings, Inc.	6,000	83,400
Tellabs, Inc.	37,363	260,794
*Teradata Corp.	17,185	546,483
#*Teradyne, Inc.	16,100	173,236

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Information Technology — (Continued)
#*Terremark Worldwide, Inc.	5,500	$49,390
Tessco Technologies, Inc.	1,314	18,554
*Tessera Technologies, Inc.	2,400	40,752
Texas Instruments, Inc.	125,330	3,094,398
*THQ, Inc.	7,619	34,743
#*TIBCO Software, Inc.	20,000	271,200
*Tier Technologies, Inc.	2,100	13,797
#*TiVo, Inc.	11,800	101,244
*TNS, Inc.	2,000	39,300
*Tollgrade Communications, Inc.	1,200	7,980
Total System Services, Inc.	18,883	281,546
*Travelzoo, Inc.	1,041	16,198
*Trimble Navigation, Ltd.	12,247	347,447
*Triquint Semiconductor, Inc.	17,700	122,661
*TTM Technologies, Inc.	4,100	42,025
#*Tyler Technologies, Inc.	3,900	64,077
#*Ultimate Software Group, Inc.	2,396	77,295
*Ultratech, Inc.	2,200	39,754
*Unica Corp.	2,600	23,192
*Unisys Corp.	3,800	102,638
United Online, Inc.	9,350	59,092
#*Universal Display Corp.	4,358	89,818
*UTStarcom, Inc.	9,600	20,448
*ValueClick, Inc.	8,200	89,790
*Varian Semiconductor Equipment Associates, Inc.	7,197	203,387
#*Veeco Instruments, Inc.	3,300	142,890
#*VeriFone Systems, Inc.	6,500	142,220
*VeriSign, Inc.	19,032	535,751
*Viasat, Inc.	3,700	133,718
*Viasystems Group, Inc.	187	2,884
*Vicon Industries, Inc.	900	3,906
*Video Display Corp.	1,359	5,708
*Virage Logic Corp.	1,005	12,010
#Virnetx Holding Corp.	3,500	21,525
*Virtusa Corp.	2,157	22,994
Visa, Inc.	51,000	3,740,850
#*Vishay Intertechnology, Inc.	16,942	143,838
*VistaPrint NV	6,305	208,380
*VMware, Inc. Class A	10,457	810,731
*Vocus, Inc.	1,300	21,177
*Volterra Semiconductor Corp.	1,900	42,788
Wayside Technology Group, Inc.	252	2,523
*Web.com Group, Inc.	2,905	9,616
*WebMD Health Corp.	2,354	108,920
*Websense, Inc.	5,331	98,943
*Western Digital Corp.	22,500	593,775
Western Union Co. (The)	67,695	1,098,690
*Wright Express Corp.	3,640	127,364
Xerox Corp.	135,555	1,320,306
Xilinx, Inc.	28,030	782,598
#*X-Rite, Inc.	500	1,850
*Yahoo!, Inc.	110,649	1,535,808
*Zebra Technologies Corp. Class A	5,280	144,883
*Zix Corp.	6,500	14,820
*Zoran Corp.	4,700	40,420
*Zygo Corp.	165	1,366

Total Information Technology		231,692,557

Materials — (3.8%)
A. Schulman, Inc.	3,518	68,918
*A.M. Castle & Co.	1,388	20,501

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
*AEP Industries, Inc.	800	$23,120
Air Products & Chemicals, Inc.	20,401	1,480,705
Airgas, Inc.	8,600	561,494
AK Steel Holding Corp.	10,900	152,491
Albemarle Corp.	8,800	383,856
Alcoa, Inc.	98,038	1,095,084
Allegheny Technologies, Inc.	9,721	462,817
#AMCOL International Corp.	2,861	85,716
*American Pacific Corp.	300	1,425
American Vanguard Corp.	2,950	25,223
AptarGroup, Inc.	7,000	301,490
*Arabian American Development Co.	700	1,736
Arch Chemicals, Inc.	2,400	82,248
Ashland, Inc.	7,707	391,901
Balchem Corp.	3,412	90,261
Ball Corp.	9,721	566,151
Bemis Co., Inc.	9,991	299,330
*Boise, Inc.	1,925	11,531
*Brush Engineered Materials, Inc.	2,140	51,039
*Buckeye Technologies, Inc.	3,300	37,455
Cabot Corp.	5,800	171,100
*Calgon Carbon Corp.	5,700	75,468
Carpenter Technology Corp.	4,100	143,295
Celanese Corp. Class A	13,500	379,215
CF Industries Holdings, Inc.	6,823	553,959
*Clearwater Paper Corp.	600	36,978
Cliffs Natural Resources, Inc.	14,000	791,980
#*Coeur d’Alene Mines Corp.	6,300	95,949
*Commercial Metals Co.	10,600	152,534
Compass Minerals International, Inc.	3,100	219,139
*Core Molding Technologies, Inc.	389	2,182
*Crown Holdings, Inc.	15,700	436,931
Cytec Industries, Inc.	5,200	259,584
Deltic Timber Corp.	1,300	59,514
Domtar Corp.	3,900	228,150
Dow Chemical Co. (The)	117,025	3,198,293
E.I. du Pont de Nemours & Co.	92,160	3,748,147
Eagle Materials, Inc.	4,719	115,427
Eastman Chemical Co.	7,500	469,800
Ecolab, Inc.	23,857	1,166,846
*Ferro Corp.	2,000	21,340
FMC Corp.	7,000	437,430
Freeport-McMoRan Copper & Gold, Inc. Class B	42,780	3,060,481
Friedman Industries, Inc.	1,199	6,714
#*General Moly, Inc.	6,400	21,248
*Georgia Gulf Corp.	1,500	23,025
*Globe Specialty Metals, Inc.	614	7,079
*Graphic Packaging Holding Co.	14,415	50,452
Greif, Inc. Class A	2,500	149,075
H.B. Fuller Co.	4,800	98,112
#Hawkins, Inc.	888	28,824
Haynes International, Inc.	1,800	60,588
*Headwaters, Inc.	7,000	24,220
#*Hecla Mining Co.	24,200	119,548
*Horsehead Holding Corp.	3,700	28,342
Huntsman Corp.	24,500	256,515
Innophos Holdings, Inc.	2,800	82,068
*Innospec, Inc.	1,700	18,700
International Flavors & Fragrances, Inc.	7,530	341,711
International Paper Co.	44,300	1,072,060
#*Intrepid Potash, Inc.	5,200	125,840

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Kaiser Aluminum Corp.	1,600	$65,600
*KapStone Paper & Packaging Corp.	1,000	11,440
KMG Chemicals, Inc.	1,500	22,755
Koppers Holdings, Inc.	1,700	42,228
#*Kronos Worldwide, Inc.	5,583	130,140
*Landec Corp.	3,992	25,748
*Limoneira Co.	60	1,094
*Louisiana-Pacific Corp.	11,400	82,992
*LSB Industries, Inc.	1,900	27,531
Lubrizol Corp.	6,800	635,732
Martin Marietta Materials, Inc.	4,700	401,380
MeadWestavco Corp.	18,410	441,104
#*Mercer International, Inc.	2,413	12,958
Minerals Technologies, Inc.	1,600	83,472
#*Mines Management, Inc.	1,170	1,814
#Monsanto Co.	51,170	2,959,673
Mosaic Co. (The)	18,857	898,536
Myers Industries, Inc.	3,866	30,580
Nalco Holding Co.	12,933	315,436
NewMarket Corp.	1,500	160,785
Newmont Mining Corp.	48,060	2,686,554
NL Industries, Inc.	5,704	48,256
*Northern Technologies International Corp.	300	4,053
Nucor Corp.	32,280	1,263,439
Olin Corp.	8,155	165,546
Olympic Steel, Inc.	1,600	40,688
*OM Group, Inc.	3,200	86,400
*Omnova Solutions, Inc.	3,300	25,740
*Owens-Illinois, Inc.	17,600	486,640
P.H. Glatfelter Co.	5,000	57,150
Packaging Corp. of America	10,100	242,400
*Pactiv Corp.	13,900	422,838
*Penford Corp.	1,928	10,681
*PolyOne Corp.	12,400	127,844
PPG Industries, Inc.	17,035	1,183,421
#Praxair, Inc.	29,400	2,552,508
Quaker Chemical Corp.	900	31,734
*Ready Mix, Inc.	300	525
Reliance Steel & Aluminum Co.	7,700	302,456
Rock-Tenn Co. Class A	4,012	213,519
*Rockwood Holdings, Inc.	7,780	227,254
Royal Gold, Inc.	4,600	202,998
RPM International, Inc.	14,000	262,780
*RTI International Metals, Inc.	2,100	59,598
Schnitzer Steel Industries, Inc. Class A	2,724	124,814
Schweitzer-Maudoit International, Inc.	2,340	123,856
#Scotts Miracle-Gro Co. Class A (The)	4,760	229,670
Sealed Air Corp.	14,860	321,422
*Senomyx, Inc.	3,301	14,722
Sensient Technologies Corp.	6,202	182,711
#Sigma-Aldrich Corp.	12,100	678,810
Silgan Holdings, Inc.	7,600	215,992
*Solitario Exploration & Royalty Corp.	400	764
*Solutia, Inc.	12,300	173,553
Sonoco Products Co.	10,972	358,784
Southern Copper Corp.	80,302	2,522,286
#*Spartech Corp.	2,300	24,058
Steel Dynamics, Inc.	21,700	310,744
#Stepan Co.	1,200	79,212
#*Stillwater Mining Co.	9,500	130,815
Synalloy Corp.	1,037	9,592

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Materials — (Continued)
Temple-Inland, Inc.	11,100	$222,666
#Texas Industries, Inc.	3,200	106,240
#*Titanium Metals Corp.	18,817	416,608
*U.S. Gold Corp.	8,900	44,055
*United States Lime & Minerals, Inc.	553	23,624
United States Steel Corp.	14,700	651,651
*Universal Stainless & Alloy Products, Inc.	300	6,846
Valhi, Inc.	10,794	150,792
Valspar Corp.	10,400	326,664
#Vulcan Materials Co.	10,183	460,679
Walter Energy, Inc.	5,300	377,890
*Wausau Paper Corp.	5,223	35,673
#Westlake Chemical Corp.	4,430	109,598
Weyerhaeuser Co.	13,241	214,769
Worthington Industries, Inc.	3,400	48,722
*WR Grace & Co.	7,500	192,525
Zep, Inc.	2,526	48,095
*Zoltek Cos., Inc.	3,087	32,259

Total Materials		50,559,536

Other — (0.0%)
•*MAIR Holdings, Inc. Escrow Shares	700	—
•*Petrocorp, Inc. Escrow Shares	100	6

Total Other		6

Telecommunication Services — (2.6%)
*AboveNet, Inc.	1,200	63,840
Alaska Communications Systems Group, Inc.	4,500	41,670
*American Tower Corp.	39,404	1,822,041
*Arbinet Corp.	725	5,807
AT&T, Inc.	583,080	15,125,095
Atlantic Tele-Network, Inc.	1,473	65,858
#*Cbeyond, Inc.	2,162	32,927
#CenturyLink, Inc.	29,411	1,047,620
*CIncinnati Bell, Inc.	27,800	82,288
*Cogent Communications Group, Inc.	4,400	37,928
Consolidated Communications Holdings, Inc.	3,313	57,845
*Crown Castle International Corp.	27,700	1,094,427
Frontier Communications Corp.	99,249	758,262
*General Communications, Inc. Class A	4,600	39,008
#*Global Crossing, Ltd.	4,835	55,941
HickoryTech Corp.	2,200	16,874
*IDT Corp. Class B	1,000	18,520
*Iridium Communications, Inc.	1,333	13,743
#*Leap Wireless International, Inc.	7,825	93,039
#*MetroPCS Communications, Inc.	18,244	163,284
*Neutral Tandem, Inc.	2,700	28,890
*NII Holdings, Inc.	16,052	601,308
NTELOS Holdings Corp.	4,000	74,840
*PAETEC Holding Corp.	13,200	51,876
*Premiere Global Services, Inc.	5,500	34,430
#Qwest Communications International, Inc.	168,560	954,050
#*SBA Communications Corp.	12,000	434,160
Shenandoah Telecommunications Co.	3,100	60,388
*Sprint Nextel Corp.	175,121	800,303
*SureWest Communications	2,098	14,287
*Syniverse Holdings, Inc.	7,480	167,028
Telephone & Data Systems, Inc.	4,800	163,824
Telephone & Data Systems, Inc. Special Shares	5,300	159,053
*tw telecom, Inc.	13,500	255,420
*United States Cellular Corp.	4,375	205,756

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Telecommunication Services — (Continued)
USA Mobility, Inc.	3,500	$51,905
Verizon Communications, Inc.	288,075	8,371,460
*Vonage Holdings Corp.	2,655	6,505
Windstream Corp.	45,585	519,669
*Xeta Corp.	1,100	3,465

Total Telecommunication Services		33,594,634

Utilities — (3.4%)
*AES Corp.	68,393	705,132
AGL Resources, Inc.	7,400	281,200
Allegheny Energy, Inc.	16,900	385,320
ALLETE, Inc.	3,100	111,786
Alliant Energy Corp.	11,500	397,440
Ameren Corp.	24,800	629,176
American Electric Power Co., Inc.	47,378	1,704,660
#American States Water Co.	1,900	67,032
*American Water Works Co., Inc.	200	4,276
#Aqua America, Inc.	13,167	256,625
Artesian Resources Corp.	471	8,619
Atmos Energy Corp.	9,030	261,870
Avista Corp.	5,100	106,692
Black Hills Corp.	3,500	111,720
#*Cadiz, Inc.	104	1,372
California Water Service Group	1,914	68,043
*Calpine Corp.	45,812	618,462
CenterPoint Energy, Inc.	39,400	560,662
Central Vermont Public Service Corp.	1,249	26,529
CH Energy Group, Inc.	1,800	75,240
Chesapeake Utilities Corp.	600	19,944
Cleco Corp.	6,582	187,916
CMS Energy Corp.	22,800	362,976
Connecticut Water Services, Inc.	300	6,960
Consolidated Edison, Inc.	28,000	1,291,360
Constellation Energy Group, Inc.	19,625	620,150
Delta Natural Gas Co., Inc.	360	10,710
Dominion Resources, Inc.	59,303	2,490,133
DPL, Inc.	11,253	284,813
DTE Energy Co.	16,400	757,024
Duke Energy Corp.	132,788	2,270,675
Edison International, Inc.	32,200	1,067,430
*El Paso Electric Co.	4,200	90,300
Empire District Electric Co.	3,470	68,186
Energen Corp.	7,000	311,080
Entergy Corp.	19,700	1,526,947
EQT Corp.	13,942	511,393
Exelon Corp.	49,600	2,074,768
FirstEnergy Corp.	30,400	1,146,080
Gas Natural, Inc.	850	9,962
Great Plains Energy, Inc.	14,200	254,748
Hawaiian Electric Industries, Inc.	8,700	204,885
IDACORP, Inc.	4,751	167,330
Integrys Energy Group, Inc.	8,307	393,336
ITC Holdings Corp.	4,800	272,352
Laclede Group, Inc.	2,600	90,844
MDU Resources Group, Inc.	18,500	365,375
MGE Energy, Inc.	2,398	89,853
Middlesex Water Co.	1,920	31,776
*Mirant Corp.	15,500	170,035
National Fuel Gas Co.	8,001	384,448
New Jersey Resources Corp.	4,497	167,873
NextEra Energy, Inc.	40,926	2,140,430

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Shares	Value†
Utilities — (Continued)
#Nicor, Inc.	4,300	$188,297
NiSource, Inc.	22,000	363,000
Northeast Utilities, Inc.	17,140	477,178
Northwest Natural Gas Co.	2,997	142,088
NorthWestern Corp.	3,600	101,520
*NRG Energy, Inc.	27,100	614,628
#NSTAR	10,800	401,328
NV Energy, Inc.	23,000	292,100
OGE Energy Corp.	9,600	380,544
Oneok, Inc.	10,800	502,524
#Ormat Technologies, Inc.	4,254	118,346
Pennichuck Corp.	600	13,500
Pepco Holdings, Inc.	23,100	390,621
PG&E Corp.	37,100	1,647,240
#Piedmont Natural Gas Co.	7,900	210,298
Pinnacle West Capital Corp.	10,215	389,089
PNM Resources, Inc.	8,150	96,414
Portland General Electric Co.	7,007	133,834
PPL Corp.	37,500	1,023,375
Progress Energy, Inc.	28,350	1,193,818
Public Service Enterprise Group, Inc.	51,091	1,680,894
Questar Corp.	18,500	304,325
RGC Resources, Inc.	100	3,100
*RRI Energy, Inc.	36,499	144,171
SCANA Corp.	11,920	456,655
Sempra Energy	24,600	1,223,850
SJW Corp.	2,556	63,619
South Jersey Industries, Inc.	3,300	154,176
Southern Co.	79,500	2,808,735
Southwest Gas Corp.	3,935	126,589
Southwest Water Co.	2,170	23,544
#TECO Energy, Inc.	14,600	238,564
UGI Corp.	11,600	312,736
UIL Holdings Corp.	2,833	77,199
Unisource Energy Corp.	3,300	106,524
Unitil Corp.	800	17,480
Vectren Corp.	8,200	203,114
Westar Energy, Inc.	10,700	255,516
WGL Holdings, Inc.	4,707	169,829
Wisconsin Energy Corp.	12,000	651,360
Xcel Energy, Inc.	47,800	1,051,121

Total Utilities		44,976,791

TOTAL COMMON STOCKS		1,202,043,774

RIGHTS/WARRANTS — (0.0%)
•*Contra Pharmacopeia Contingent Value Rights	361	—
•*TIB Financial Corp. Rights 07/12/10	4,540	1,317

TOTAL RIGHTS/WARRANTS		1,317

THE TAX-MANAGED U.S. EQUITY SERIES

CONTINUED

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 08/02/10 (Collateralized by $1,365,000 FHLMC 5.00%, 10/15/24, valued at $1,511,738) to be repurchased at $1,487,024	$1,487	$1,487,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (9.1%)
§@DFA Short Term Investment Fund	119,601,014	119,601,014
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.21%, 08/02/10 (Collateralized by $2,187,934 FNMA 4.500%, 05/01/23, valued at $1,241,832) to be repurchased at $1,205,683	$1,206	1,205,662

TOTAL SECURITIES LENDING COLLATERAL		120,806,676

TOTAL INVESTMENTS — (100.0%) (Cost $1,035,029,503)##		$1,324,338,767

Summary of inputs used to value the Series’ investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$140,808,833	—	—	$140,808,833
Consumer Staples	130,648,382	—	—	130,648,382
Energy	123,292,921	—	—	123,292,921
Financials	164,258,548	—	—	164,258,548
Health Care	140,280,180	$49,460	—	140,329,640
Industrials	141,881,926	—	—	141,881,926
Information Technology	231,152,565	539,992	—	231,692,557
Materials	50,559,536	—	—	50,559,536
Other	—	6	—	6
Telecommunication Services	33,594,634	—	—	33,594,634
Utilities	44,976,791	—	—	44,976,791
Rights/Warrants	—	1,317	—	1,317
Temporary Cash Investments	—	1,487,000	—	1,487,000
Securities Lending Collateral	—	120,806,676	—	120,806,676

TOTAL	$1,201,454,316	$122,884,451	—	$1,324,338,767

See accompanying Notes to Schedules of Investments.

The DFA Short Term Investment Fund

SCHEDULE OF INVESTMENTS

July 31, 2010

(Unaudited)

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Corporate Bonds— 6.4%
(r)Bear Stearns Cos. L.L.C.	0.57%	01/31/11	140,000,000	140,155,612
(r)General Electric Capital Corp.	0.64%	08/20/10	36,736,000	36,738,079
(r)General Electric Capital Corp.	0.55%	01/26/11	45,000,000	45,000,000
(r)General Electric Capital Corp.	0.79%	02/01/11	72,515,000	72,676,609
(r)General Electric Capital Corp.	0.58%	04/28/11	25,000,000	24,964,866
(y)International Bank For Reconstruction & Development	0.27%	08/02/10	50,000,000	49,999,625
(r)JPMorgan Chase & Co.	1.29%	06/13/11	50,900,000	51,205,935
(r)Royal Bank of Canada	0.79%	09/28/10	75,000,000	75,028,840
(r)Wachovia Bank NA	0.61%	12/02/10	90,100,000	90,081,471
(r)Wells Fargo & Co.	0.68%	08/20/10	100,000,000	100,006,354
(r)Wells Fargo & Co.	0.63%	01/12/11	92,365,000	92,375,749
(r)Wells Fargo & Co.	0.95%	01/24/11	55,203,000	55,302,272

Total Corporate Bonds (Amortized Cost $833,535,412)			832,819,000	833,535,412

Commercial Paper— 54.4%
(y)Abbey National North America L.L.C.	0.30%	09/08/10	65,000,000	64,979,417
(y)Abbey National North America L.L.C.	0.35%	09/22/10	138,725,000	138,653,007
(y)ANZ National International Ltd.	0.38%	08/05/10	60,000,000	59,997,467
(y)‡ANZ National International Ltd.	0.30%	09/13/10	50,000,000	49,982,083
(y)‡ANZ National International Ltd.	0.50%	11/03/10	25,000,000	24,967,361
(y)‡ANZ National International Ltd.	0.45%	01/31/11	50,000,000	49,885,625
(y)‡Banco Bilbao Vizcaya London	0.41%	10/20/10	25,000,000	24,977,222
(y)Bank Of America Corp.	0.18%	08/02/10	175,000,000	174,999,125
(y)Bank Of America Corp.	0.21%	08/03/10	17,972,000	17,971,790
(y)Bank Of America Corp.	0.45%	08/16/10	100,000,000	99,981,250
(y)Bank Of America Corp.	0.23%	08/19/10	37,636,000	37,631,672
(y)Bank Of Nova Scotia	0.38%	08/11/10	130,000,000	129,986,278
(y)Bank Of Nova Scotia	0.34%	09/17/10	50,000,000	49,978,132
(y)Barclays U.S. Funding L.L.C.	0.52%	09/15/10	100,000,000	99,945,000
(y)Barclays U.S. Funding L.L.C.	0.47%	10/19/10	30,000,000	29,969,058
(y)BNP Paribas Finance, Inc.	0.59%	09/24/10	25,000,000	24,977,875
(y)BNP Paribas Finance, Inc.	0.41%	10/29/10	20,000,000	19,979,728
(y)BNP Paribas Finance, Inc.	0.39%	11/01/10	30,000,000	29,970,100
(y)BNP Paribas Finance, Inc.	0.51%	11/22/10	40,000,000	39,935,967
(y)BNP Paribas Finance, Inc.	0.70%	01/14/11	50,000,000	49,839,072
(y)‡Caisse centrale Desjardins	0.29%	08/16/10	75,000,000	74,991,094
(y)‡Caisse centrale Desjardins	0.25%	08/30/10	50,000,000	49,989,931
(y)‡Caisse centrale Desjardins	0.49%	09/21/10	24,679,000	24,662,043
(y)‡Caisse centrale Desjardins	0.36%	10/26/10	51,000,000	50,956,140
(y)Calyon NA, Inc.	0.36%	09/21/10	50,000,000	49,974,854
(y)‡Commonwealth Bank of Australia	0.27%	08/23/10	100,000,000	99,983,500
(y)‡Commonwealth Bank of Australia	0.34%	09/08/10	39,680,000	39,665,814
(y)‡Commonwealth Bank of Australia	0.31%	09/10/10	25,000,000	24,991,389
(y)Credit Agricole North America, Inc.	0.45%	08/05/10	25,000,000	24,998,750
(y)Credit Agricole North America, Inc.	0.46%	08/17/10	40,000,000	39,991,822
(y)Credit Agricole North America, Inc.	0.67%	09/15/10	50,000,000	49,958,125
(y)Credit Agricole North America, Inc.	0.47%	10/25/10	20,000,000	19,977,806
(y)Credit Agricole North America, Inc.	0.47%	10/26/10	35,000,000	34,960,703
(y)Credit Agricole North America, Inc.	0.53%	11/04/10	25,000,000	24,965,035
(y)Eksportfinans ASA	0.25%	08/03/10	100,000,000	99,998,611
(y)‡Eksportfinans ASA	0.33%	08/11/10	170,000,000	169,984,653
(y)‡Eksportfinans ASA	0.23%	08/12/10	90,000,000	89,993,675
(y)‡Eksportfinans ASA	0.24%	08/23/10	25,000,000	24,996,333
(y)European Investment Bank	0.20%	08/09/10	100,000,000	99,995,556
(y)European Investment Bank	0.21%	08/13/10	150,000,000	149,989,500
(y)European Investment Bank	0.21%	08/16/10	45,200,000	45,196,045
(y)‡Fortis Funding L.L.C.	0.61%	09/10/10	50,000,000	49,966,111
(y)‡Fortis Funding L.L.C.	0.54%	12/27/10	30,000,000	29,933,400
(y)General Electric Capital Corp.	0.33%	08/16/10	50,000,000	49,993,125
(y)General Electric Capital Corp.	0.24%	08/26/10	50,000,000	49,991,667
(y)‡Hewlett-Packard Co.	0.20%	08/10/10	39,750,000	39,748,013
(y)‡Hewlett-Packard Co.	0.20%	08/17/10	20,000,000	19,998,222

The DFA Short Term Investment Fund

CONTINUED

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Commercial Paper — Continued
(y)‡KfW Bankengruppe	0.21%	08/09/10	75,000,000	74,996,500
(y)‡KfW Bankengruppe	0.30%	10/15/10	50,000,000	49,968,750
(y)‡KfW Bankengruppe	0.25%	10/26/10	90,000,000	89,946,250
(y)‡KfW Bankengruppe	0.29%	11/19/10	100,000,000	99,911,389
(y)‡KfW Bankengruppe	0.47%	01/20/11	50,000,000	49,887,722
(y)‡National Australia Bank Ltd.	0.37%	08/05/10	150,000,000	149,993,917
(y)‡National Australia Bank Ltd.	0.37%	08/09/10	150,000,000	149,987,833
(y)‡National Australia Bank Ltd.	0.37%	01/03/11	55,000,000	54,913,566
(y)National Rural Utilities Cooperative Finance Corp.	0.23%	08/09/10	16,424,000	16,423,161
(y)National Rural Utilities Cooperative Finance Corp.	0.21%	08/12/10	15,000,000	14,999,038
(y)National Rural Utilities Cooperative Finance Corp.	0.23%	08/13/10	25,000,000	24,998,083
(y)National Rural Utilities Cooperative Finance Corp.	0.21%	08/16/10	41,183,000	41,179,396
(y)National Rural Utilities Cooperative Finance Corp.	0.22%	08/20/10	30,000,000	29,996,517
(y)‡Nestle Capital Corp.	0.32%	08/12/10	50,000,000	49,995,111
(y)‡Nestle Capital Corp.	0.26%	11/10/10	21,000,000	20,984,682
(y)‡Nestle Capital Corp.	0.26%	11/12/10	75,000,000	74,944,208
(y)Nestlé Finance International Ltd.	0.19%	08/03/10	28,200,000	28,199,702
(y)Nestlé Finance International Ltd.	0.27%	08/24/10	75,000,000	74,987,062
(y)Nordea North America, Inc.	0.41%	08/12/10	100,000,000	99,987,625
(y)Nordea North America, Inc.	0.45%	09/10/10	25,000,000	24,987,500
(y)Nordea North America, Inc.	0.36%	10/01/10	7,000,000	6,995,730
(y)Nordea North America, Inc.	0.45%	11/05/10	25,000,000	24,970,000
(y)Nordea North America, Inc.	0.58%	01/07/11	75,000,000	74,807,875
(y)Nordea North America, Inc.	0.50%	01/14/11	50,000,000	49,884,722
(y)‡NRW Bank AG	0.30%	08/04/10	30,000,000	29,999,250
(y)‡NRW Bank AG	0.40%	09/14/10	50,000,000	49,975,556
(y)‡NRW Bank AG	0.36%	09/28/10	50,000,000	49,971,000
(y)‡NRW Bank AG	0.43%	10/12/10	30,000,000	29,974,200
(y)‡NRW Bank AG	0.42%	10/15/10	50,000,000	49,956,250
(y)‡NRW Bank AG	0.43%	10/26/10	23,500,000	23,475,860
(y)‡NRW Bank AG	0.41%	10/27/10	60,000,000	59,940,550
(y)‡NRW Bank AG	0.50%	12/13/10	75,000,000	74,860,417
(y)Oesterreichische Kontrollbank AG	0.30%	09/29/10	14,025,000	14,018,104
(y)Oesterreichische Kontrollbank AG	0.30%	10/08/10	15,625,000	15,616,146
(y)Oesterreichische Kontrollbank AG	0.30%	10/14/10	49,775,000	49,744,305
(y)Oesterreichische Kontrollbank AG	0.30%	10/26/10	181,800,000	181,669,710
(y)‡Old Line Funding L.L.C.	0.41%	08/03/10	32,037,000	32,036,270
(y)‡Old Line Funding L.L.C.	0.22%	08/04/10	89,356,000	89,354,283
(y)‡Old Line Funding L.L.C.	0.23%	08/06/10	60,004,000	60,002,083
(y)‡Old Line Funding L.L.C.	0.40%	08/13/10	12,930,000	12,928,276
(y)‡Old Line Funding L.L.C.	0.40%	10/05/10	50,056,000	50,019,848
(y)PACCAR Financial Corp.	0.50%	09/01/10	12,200,000	12,194,747
(y)PACCAR Financial Corp.	0.42%	08/12/10	57,000,000	56,992,685
(y)‡Procter & Gamble Co.	0.27%	11/15/10	20,800,000	20,783,464
(y)‡Procter & Gamble Co.	0.27%	11/17/10	60,000,000	59,951,400
(y)‡Procter & Gamble International Funding	0.19%	08/09/10	39,000,000	38,998,353
(y)‡Procter & Gamble International Funding	0.18%	08/17/10	75,000,000	74,994,000
(y)Rabobank USA Financial Corp.	0.41%	12/29/10	50,000,000	49,914,583
(y)Rabobank USA Financial Corp.	0.43%	01/19/11	40,750,000	40,666,768
(y)‡Sanofi-Aventis	0.22%	08/11/10	102,050,000	102,043,764
(y)‡Sheffield Receivables Corp.	0.25%	08/10/10	24,000,000	23,998,500
(y)‡Sheffield Receivables Corp.	0.27%	08/11/10	10,000,000	9,999,250
(y)‡Sheffield Receivables Corp.	0.40%	08/17/10	15,000,000	14,997,333
(y)‡Sheffield Receivables Corp.	0.26%	08/31/10	60,000,000	59,987,000
(y)‡Sheffield Receivables Corp.	0.49%	09/01/10	23,125,000	23,115,243
(y)‡Sheffield Receivables Corp.	0.48%	09/02/10	50,000,000	49,978,667
(y)‡Sheffield Receivables Corp.	0.49%	09/03/10	50,000,000	49,977,542
(y)‡Sheffield Receivables Corp.	0.33%	09/09/10	25,000,000	24,991,063
(y)‡Sheffield Receivables Corp.	0.49%	09/10/10	40,000,000	39,978,222
(y)‡Sheffield Receivables Corp.	0.32%	09/20/10	75,000,000	74,966,662
(y)‡Sheffield Receivables Corp.	0.35%	10/26/10	10,000,000	9,991,639
(y)‡Shell International Finance B.V.	0.45%	01/12/11	75,000,000	74,846,250
(y)‡Société de Prise de Participation de l’Etat	0.26%	08/12/10	25,000,000	24,998,014
(y)‡Société de Prise de Participation de l’Etat	0.52%	09/09/10	32,900,000	32,881,466
(y)‡Société de Prise de Participation de l’Etat	0.38%	10/14/10	150,000,000	149,886,944

The DFA Short Term Investment Fund

CONTINUED

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Commercial Paper — Continued
(y)Svenska Handelsbank, Inc.	0.45%	09/17/10	40,000,000	39,976,500
(y)Svenska Handelsbank, Inc.	0.26%	09/22/10	19,000,000	18,993,002
(y)Svenska Handelsbank, Inc.	0.41%	10/19/10	20,000,000	19,982,006
(y)The Swedish Export Credit Corp.	0.24%	08/27/10	126,000,000	125,978,160
(y)The Swedish Export Credit Corp.	0.33%	09/03/10	50,000,000	49,984,875
(y)The Swedish Export Credit Corp.	0.35%	09/24/10	100,000,000	99,947,500
(y)The Toronto-Dominion Bank NY	0.36%	08/02/10	75,000,000	74,999,260
(y)‡Total Capital Canada Ltd.	0.43%	01/13/11	17,800,000	17,764,919
(y)‡Total Capital Canada Ltd.	0.48%	01/19/11	100,000,000	99,772,000
(y)Toyota Motor Credit Corp	0.41%	08/03/10	75,000,000	74,998,292
(y)Toyota Motor Credit Corp.	0.41%	08/16/10	75,000,000	74,987,187
(y)Toyota Motor Credit Corp.	0.56%	09/07/10	25,000,000	24,985,611
(y)Toyota Motor Credit Corp.	0.50%	10/06/10	50,000,000	49,954,167
(y)Toyota Motor Credit Corp.	0.43%	10/20/10	90,000,000	89,914,000
(y)Toyota Motor Credit Corp.	0.52%	12/14/10	25,000,000	24,951,250
(y)‡Wal-Mart Stores, Inc.	0.20%	08/12/10	85,000,000	84,994,806

Total Commercial Paper (Amortized Cost $7,093,264,687)			7,097,182,000	7,093,264,687

Yankee Certificates of Deposit— 13.5%
Bank Of Nova Scotia Houston	0.28%	08/16/10	90,000,000	90,000,000
Bank Of Nova Scotia Houston	0.30%	08/30/10	100,000,000	100,000,594
Barclays Bank P.L.C. NY	0.65%	08/16/10	50,000,000	50,000,000
Barclays Bank P.L.C. NY	0.40%	10/22/10	30,000,000	30,000,000
(r)Barclays Bank P.L.C. NY	0.64%	01/14/11	50,000,000	50,000,000
(r)Barclays Bank P.L.C. NY	0.63%	03/25/11	50,000,000	50,000,000
BNP Paribas Finance, Inc.	0.29%	08/17/10	50,000,000	50,000,000
(r)Crédit Agricole S.A.	0.37%	08/02/10	75,000,000	75,000,000
Crédit Agricole S.A.	0.33%	08/20/10	50,000,000	50,000,132
Nordea Bank Finland NY	0.30%	08/27/10	50,000,000	50,000,180
Nordea Bank Finland NY	0.52%	12/22/10	20,000,000	20,000,396
Rabobank Nederland NV NY	0.27%	08/17/10	75,000,000	75,000,000
(r)Rabobank Nederland NV NY	0.43%	08/19/10	100,000,000	100,000,000
Rabobank Nederland NV NY	0.63%	12/03/10	75,000,000	75,000,000
Royal Bank Of Canada NY	0.40%	10/28/10	100,000,000	100,000,000
(r)Royal Bank Of Canada NY	0.33%	03/23/11	150,000,000	150,000,000
(r)Royal Bank Of Canada NY	0.94%	06/23/11	25,000,000	25,094,093
Svenska Handelsbanken NY	0.26%	08/05/10	100,000,000	100,000,056
Svenska Handelsbanken NY	0.52%	08/31/10	50,000,000	50,000,416
The Toronto-Dominion Bank Ltd. NY	0.23%	08/13/10	50,000,000	50,000,000
The Toronto-Dominion Bank Ltd. NY	0.40%	10/27/10	100,000,000	100,000,000
(r)The Toronto-Dominion Bank Ltd. NY	0.35%	02/04/11	25,000,000	25,000,000
(r)Westpac Banking Corp.	1.16%	08/26/10	50,000,000	50,022,470
(r)Westpac Banking Corp.	0.54%	08/27/10	40,000,000	40,000,000
(r)Westpac Banking Corp.	0.54%	09/14/10	100,000,000	100,000,000
(r)Westpac Banking Corp.	0.55%	10/06/10	25,000,000	25,000,000
(r)Westpac Banking Corp.	0.39%	11/04/10	75,000,000	75,000,000

Total Yankee Certificates of Deposit (Amortized Cost $1,755,118,337)			1,755,000,000	1,755,118,337

U.S. Government Agency Securities— 1.3%
(y)Federal Home Loan Mortgage Corp.	0.22%	08/06/10	100,000,000	99,996,944
(y)Federal National Mortgage Association	0.18%	10/04/10	25,000,000	24,992,000
(y)Federal National Mortgage Association	0.26%	01/24/11	50,000,000	49,936,445

Total U.S. Government Agency Securities (Amortized Cost $174,925,389)			175,000,000	174,925,389

Repurchase Agreements— 24.4%
Bank Of America (Purchased on 07/30/10, Proceeds at maturity $630,009,450 collateralized by U.S Government Backed Securities, 0.00% - 5.63%, 10/13/10 - 11/01/18, market value $642,604,850)	0.18%	08/02/10	630,000,000	630,000,000
Barclays Bank (Purchased on 07/30/10, Proceeds at maturity $650,012,458 collateralized by U.S Government Backed Securities, 0.00% - 3.25%, 12/01/10 - 12/28/12, market value $663,000,000)	0.23%	08/02/10	650,000,000	650,000,000

The DFA Short Term Investment Fund

CONTINUED

Security Description	Rate	Maturity	Face Amount $	Amortized Value $
Repurchase Agreements — Continued
Deutsche Bank (Purchased on 07/30/10, Proceeds at maturity $650,010,833 collateralized by U.S Government Backed Securities, 0.00% - 5.50%, 08/02/10 - 07/21/20, market value $663,000,521)	0.20%	08/02/10	650,000,000	650,000,000
JPMorgan Chase Bank (Purchased on 07/30/10, Proceeds at maturity $600,009,000 collateralized by U.S Government Backed Securities, 0.00% - 6.25%, 08/20/10 - 05/20/20, market value $612,002,124)	0.18%	08/02/10	600,000,000	600,000,000
Morgan Stanley (Purchased on 07/30/10, Proceeds at maturity $650,010,292 collateralized by U.S Government Backed Securities, 0.00% - 6.38%, 08/23/10 - 02/25/20, market value $663,000,042)	0.19%	08/02/10	650,000,000	650,000,000

Total Repurchase Agreements (Amortized Cost $3,180,000,000)			3,180,000,000	3,180,000,000

Total Investments (Amortized Cost $13,036,843,825)##— 100.0%				$13,036,843,825

Summary of inputs used to value the Fund’s investments as of July 31, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investments in Securities (Amortized Value)
	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs
Corporate Bonds	$—	$833,535,412	$—
Commercial Paper	—	7,093,264,687	—
Yankee Certificates of Deposit	—	1,755,118,337	—
U.S. Government Agency Securities	—	174,925,389	—
Repurchase Agreements	—	3,180,000,000	—

Total	$—	$13,036,843,825	$—

See accompanying Notes to Schedules of Investments.

Organization

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust’s advisor is Dimensional Fund Advisors LP (the “Advisor”). At July 31, 2010, the Trust consisted of thirteen operational portfolios, twelve (collectively, the “Series”), and one, The DFA Short Term Investment Fund (the “Fund”), which are included in this document.

Security Valuation

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The Money Market Portfolio (The DFA Short Term Investment Fund, “DSTIF”) seeks to maintain a constant net asset value of $1.00 per share by use of the amortized cost method of asset valuation, which approximates market value, pursuant to procedures adopted by the Board of Directors/Trustees for the Series. If amortized cost no longer approximates market value, the Money Market Series will use pricing and valuation procedures approved by the Board of Directors/Trustees. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.

When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

The Series and the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ and the Fund’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Financial Instruments

In accordance with the Series’ and the Fund’s investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.   Repurchase Agreements:     The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 30, 2010.

2.   Foreign Market Risks:     Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.   Interest Rate and Credit Risks:     The DSTIF invests primarily in money market instruments maturing in 397 days or less. Eligible securities generally have ratings within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the DSTIF to meet their obligations may be affected by economic developments in a specific industry, state or region.

The DSTIF is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the DSTIF on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

Derivative Financial Instruments

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

4.   Futures Contracts:     The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At July 31, 2010, the following Series had the following outstanding futures contracts (dollar amounts in thousands):

	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500 ®Index	09/17/2010	67	$18,397	$281	$1,508

Federal Tax Cost

At July 31, 2010, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	$3,608,710,889
The U.S. Large Cap Value Series	7,336,478,425
The DFA International Value Series	6,063,840,079
The Japanese Small Company Series	1,546,894,674
The Asia Pacific Small Company Series	824,343,353
The United Kingdom Small Company Series	927,311,789
The Continental Small Company Series	1,921,498,019
The Canadian Small Company Series	736,784,776
The Emerging Markets Series	1,344,844,131
The Emerging Markets Small Cap Series	1,251,509,569
The Tax-Managed U.S. Marketwide Value Series	2,523,861,148
The Tax-Managed U.S. Equity Series	1,328,212,046
The DFA Short Term Investment Fund	13,036,843,825

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the schedules of investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Trustee, President and
Co-Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
The DFA Investment Trust Company

Date: September 27, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
The DFA Investment Trust Company

Date: September 27, 2010

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